	As filed with the Securities and Exchange	Registration No. 333-167182
	Commission on April 7, 2011	Registration No. 811-02512

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Post-Effective Amendment No. 1	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	Amendment No.	[X]
(Check appropriate box or boxes.)

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

Nicholas Morinigo, Esq.
ING
1475 Dunwoody Drive
West Chester, PA 19380-1478
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on April 29, 2011 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PART A

PROSPECTUS

ING express Retirement Variable Annuity

Modified Single Premium Deferred Individual Variable Annuity Contract

Issued By ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

This prospectus sets forth the information you ought to know before investing. You should keep the prospectus for future reference.
Additional information has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, including the Statement of Additional Information (SAI) dated April 29, 2011.

The SAI is incorporated by reference into the prospectus, and
its table of contents appears on page 46.		How to reach us…
Customer Service Center
The SEC maintains a web site (www.sec.gov) that contains the	Call:	(888) 854-5950
SAI, material incorporated by reference, and other information	Write:	P.O.. Box 10450, Des Moines, Iowa
about us, which we file electronically. The reference number		50306-0450
assigned to this Contract is 333-167182.	Visit:	www.ingfinancialsolutions.com

THE ING RETIREMENT MODERATE GROWTH PORTFOLIO is currently available for allocation of premiums under your Contract.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT: FDIC/NCUA INSURED; A DEPOSIT OF A BANK; BANK GUARANTEED; OR INSURED
BY ANY FEDERAL GOVERNMENT AGENCY. MAY LOSE VALUE.

RIGHT TO EXAMINE AND RETURN THIS CONTRACT: You may return the
Contract within 10 days of its receipt (or longer as state law may require or when issued as a replacement contract). If so returned, we will promptly pay you the amount required by the state in which the Contract was issued. Where applicable, this amount may be more or less than the Premium paid, depending on the investment results of the variable sub-accounts. See page 35.

EXCHANGES: Your agent should only recommend an exchange (replacement) if it is in your best interest and only after evaluating your personal and financial situation and needs, tolerance for risk and the financial ability to pay for the Contract.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See page 36.

April 29, 2011

1

Contents

Contents	2

Glossary 3

Synopsis – The Contract	5
Synopsis – Fees and Expenses	7
Condensed Financial Information	8

Accumulation Value	8
Financial Statements 9
ING Life Insurance and Annuity Company 9
Organization and Operation	9
Regulatory Matters	9
Product Regulation 10

Variable Annuity Account B and its Variable Sub-accounts	10

Organization and Operation	10
Variable Sub-accounts	11
Fees Deducted by the Underlying Investment Portfolios	11
Changes to a Variable Sub-account and/or Variable Annuity
Account B	12
Fees and Expenses	12
Premium Tax 12
Excess Transfer Charge	13
Redemption Fees	13
Mortality & Expense Risk Charge	13
MGWB Charge	13
Underlying Investment Portfolio Expenses 13
The Annuity Contract	14
Owner	14
Joint Owner	15
Annuitant and Contingent Annuitant	15
Beneficiary	15
Change of Owner or Beneficiary	16
Contract Purchase Requirements	16
Availability of the Contract	18
Crediting of Premium Payments	18
Administrative Procedures 19
Other Contracts	19
Minimum Guaranteed Withdrawal Benefit	19
Highlights 19
MGWB Base	19
Withdrawals and Excess Withdrawals	19
Ratchets	21
Lifetime Withdrawal Phase	21
Maximum Annual Withdrawal	21
Required Minimum Distributions	22
Lifetime Automatic Periodic Benefit Status	23
Death of Owner or Annuitant and Spousal Continuation of
the MGWB	23
Other Events that Terminate the MGWB	24
Surrender and Withdrawals	24
Cash Surrender Value	25
Withdrawals	25
Regular Withdrawals	25

Systematic Withdrawals	25
Withdrawals from Individual Retirement Annuities 26

Variable Sub-account Transfers (Excessive Trading
Policy)	27

Limits on Frequent or Disruptive Transfers	27
Excessive Trading Policy	27
Limits Imposed by the Underlying Investment Portfolios 29
Agreements to Share Information with Fund Companies 29
Death Benefit	29
Spousal Beneficiary Contract Continuation 29
Payment of the Proceeds to a Spousal or Non-spousal
Beneficiary	30
Death Benefit Once Annuity Payments Have Begun	30
Annuity Commencement Date	31
The Annuity Plans	31
Annuity Payments	32
Death of the Annuitant 33
Other Important Information	33
Reports to Contract Owners	33
Suspension of Payments	34
Misstatement Made by Owner in Connection with Purchase
of this Contract	34
Insurable Interest	34
Assignment	34
Contract Changes	35
Right to Examine and Return this Contract	35
Non-Waiver 36
Special Arrangements	36
Selling the Contract	36
Voting Rights	38
State Regulation	38
Legal Proceedings 38
United States Federal Income Tax Considerations	38
Introduction	38
Types of Contracts: Non-Qualified and Qualified	39
Taxation of Non-Qualified Contracts	39
Premiums	39
Taxation of Gains Prior to Distribution	39
Taxation of Distributions	40
Taxation of Qualified Contracts	42
General	42
Tax Deferral	43
Contributions	43
Distributions – General	44
Withholding 45
Assignment and Other Transfers	46
Possible Changes in Taxation	46
Same-Sex Marriages 46
Taxation of Company 46
Statement of Additional Information	47

2

Glossary
This glossary defines the special terms used throughout the prospectus. A special term used in only one section of the prospectus is defined there. The page references are to sections of the prospectus where more information can be found.

Accumulation Value – The sum of the Accumulation Values
in each of the variable sub-accounts. Each variable sub-
account is valued at the close of each Business Day for
the preceding Valuation Period. See page 8.
Additional Premium – Any payment, other than the Initial
Premium, made by you and accepted by us for this
Contract. See page 17.
Annuitant – The individual designated by you and upon
whose life Annuity Payments and Minimum Guaranteed
Withdrawal Benefits are based. See page 15.
Annuity Commencement Date – The date on which Annuity
Payments commence. See page 31.
Annuity Payments – Periodic payments made by us to you
or, subject to our consent in the event the payee is not a
natural person, to a payee designated by you. See page
31.
Annuity Plan – An option elected by you, or the contractually designated default option if none is elected, that
determines the frequency, duration and amount of the
Annuity Payments. See page 31.
Beneficiary – The individual or entity you select to receive the Death Benefit. See page 15.
Business Day –Any day that the New York Stock Exchange
(NYSE) is open for trading, exclusive of federal holidays,
or any day the Securities and Exchange Commission
(SEC) requires that mutual funds, unit investment trusts
or other investment portfolios be valued.
Cash Surrender Value – The amount you receive upon
Surrender of this Contract, which equals the
Accumulation Value minus any applicable charges. See
page 25.
Code – The Internal Revenue Code of 1986, as amended.
Company, we, us or our – ING Life Insurance and Annuity
Company (ING Life), a stock company domiciled in
Connecticut. See page 9.
Contingent Annuitant – The individual who is not an
Annuitant and will become the Annuitant if the named
Annuitant dies prior to the Annuity Commencement Date
and the Death Benefit is not otherwise payable. See page
15.
Contract – This Modified Single Premium Deferred Variable
Annuity Contract, together with any attached application,
amendments or Endorsements, where applicable.
Contract Anniversary – The same day and month each year
as the Contract Date. If the Contract Date is February
29th, in non-leap years, the Contract Anniversary shall be
March 1st.
Contract Date – The date on which this Contract becomes
effective.
Contract Year – The period beginning on a Contract
Anniversary (or, in the first Contract Year only, beginning
on the Contract Date) and ending on the day preceding the
next Contract Anniversary.
Death Benefit – The amount payable to the Beneficiary upon
death of any Owner (or, if the Owner is not a natural

person, upon the death of the Annuitant) (1) prior to the
Annuity Commencement Date (see page 31) and before
the Contract Enters Lifetime Automatic Periodic Benefit
Status (see page 23), or (2) while the Table 2 Annuity
Plan for a non-qualified Contract or Roth IRA Contract is
in effect (see page 31) and before the Contract enters
Lifetime Automatic Periodic Benefit Status (see page 23).
Endorsements – Attachments to this Contract that add to,
amend, change, modify or supersede the Contract’s terms
or provisions.
Excess Transfer – Any transfer after 12 transfers have
occurred within any Contract Year.
Excess Transfer Charge – The charge we may access on
each Excess Transfer. See page 13.
Excess Withdrawal – Any Withdrawal taken before the
Annuitant reaches the Lifetime Withdrawal Eligibility
Age, other than a request for the payment of Investment
Advisory Fees, or any Withdrawal in a Contract Year
exceeding the then current Maximum Annual Withdrawal
(MAW) (see page 21) on or after the Lifetime Withdrawal
Phase has begun (see page 21). See page 20.
General Account – An account which contains all of our
assets other than those held in Variable Annuity Account
B.
Initial Premium – The payment made by you to us to put this
Contract into effect. See page 16.
Insurable Interest – A lawful and substantial economic
interest in the continued life of a person. An Insurable
Interest does not exist if the Owner’s sole economic
interest in the Annuitant arises as a result of the
Annuitant’s death. See page 34.
Investment Advisory Fees – Fees or charges paid to a
registered investment advisor for advice provided on the
selection and ongoing allocation of Accumulation Value
among the funds underlying this Contract.
Irrevocable Beneficiary – A Beneficiary whose rights and
interests under this Contract cannot be changed without
his, her or its consent. See page 15.
Joint Owner – An individual who, along with another
individual Owner, is entitled to exercise the rights
incident to ownership. Both Joint Owners must agree to
any change or the exercise of any rights under the
Contract. The Joint Owner may not be an entity and may
not be named if the Owner is an entity. See page 15.
Lifetime Automatic Periodic Benefit Status – A period in
time during which we will pay you MGWB Periodic
Payments. See page 23.
Lifetime Withdrawal Eligibility Age – Age 59.5. The
minimum age of the Annuitant on or after which you may
begin the Lifetime Withdrawal Phase. See page 21.
Lifetime Withdrawal Phase – The period under the
Minimum Guaranteed Withdrawal Benefit during which
the Maximum Annual Withdrawal is calculated and
available for Withdrawal (see pages 19 and 21). The
Lifetime Withdrawal Phase begins on the date of the first

3

Withdrawal, other than a Withdrawal requested for the
payment of Investment Advisory Fees, on or after the date
the Annuitant reaches the Lifetime Withdrawal Eligibility
Age. See page 21.
Maximum Annual Withdrawal or MAW – The maximum
amount available for Withdrawal from the Contract under
the Minimum Guaranteed Withdrawal Benefit in any
Contract Year without reducing the MGWB Base in
future Contract Years. See pages 21.
MGWB Base – The factor that is used only for the sole
purpose of calculating the MAW and the charge for the
Minimum Guaranteed Withdrawal Benefit. The MGWB
Base has no cash value. See page 19.
MGWB Charge Rate – The percentage of the MGWB Base
as of the last Business Day immediately prior to the date
the MGWB charge is deducted. See page 13.
MGWB Periodic Payments – The payments that occur after
the Contract enters the Lifetime Automatic Periodic
Benefit Status. See page 23.
Minimum Guaranteed Withdrawal Benefit or MGWB –
The benefit available after the Annuitant reaches the
Lifetime Withdrawal Eligibility Age that guarantees you
will have a pre-determined amount, the MAW, available
for Withdrawals from the Contract each Contract Year,
even if the Accumulation Value is reduced to zero. See
page 19.
Minimum Guaranteed Withdrawal Benefit Charge or
MGWB Charge – The charge for the MGWB. See page
13.
Net Return Factor – The value that reflects: (1) the
investment experience of a mutual fund or investment
portfolio in which a variable sub-account invests; and (2)
the charges assessed against that variable sub-account
during a Valuation Period. See page 9.
Notice to Us – Notice made in a form that: (1) is approved by or is acceptable to, us; (2) has the information and any
documentation we determine in our discretion to be
necessary to take the action requested or exercise the right specified; and (3) is received by us at our Customer
Service Center at the address specified on page 1. Under
certain circumstances, we may permit you to provide
Notice to Us by telephone or electronically.
Notice to You – Written notification mailed to your last
known address. A different means of notification may
also be used if you and we mutually agree. When action

is required by you, the time frame and manner for
response will be specified in the notice.
Owner – The individual (or entity) that is entitled to exercise the rights incident to ownership. The terms “you” or
“your,” when used in this prospectus, refer to the Owner.
See page 14.
Premium – Collectively, the Initial Premium and any
Additional Premium. See page 16.
Proof of Death – The documentation we deem necessary to
establish death, including, but not limited to: (1) a
certified copy of a death certificate; (2) a certified copy of a statement of death from the attending physician; (3) a
finding of a court of competent jurisdiction as to the cause of death; or (4) any other proof we deem in our discretion
to be satisfactory to us. See page 29.
Ratchet – The increase to the MGWB Base by an amount
equal to the difference between the MGWB Base and the
Accumulation Value on the applicable Ratchet Date if the
Accumulation Value is greater than the amount of the
MGWB Base immediately prior to such Ratchet Date.
See page 21.
Ratchet Date – The applicable date on which the Ratchet is to occur. See page 21.
Right to Examine and Return this Contract – The period of
time during which you have the right to return the
Contract for any reason, or no reason at all, and receive
the Premium paid and not previously surrendered. See
page 35.
Specially Designated Variable Sub-account – A variable
sub-account that is used as a “holding” account or for
administrative purposes. The Specially Designated
Variable Sub-account is designated by us – currently, the
ING Money Market Portfolio.
Surrender – A transaction in which the entire Cash Surrender
Value is taken from the Contract. See page 25.
Valuation Period – The time from the close of regular trading on the NYSE on one Business Day to the close of regular
trading on the next succeeding Business Day.
Withdrawal – A transaction in which only a portion of the
Cash Surrender Value is taken from the Contract.
Annuity Payments under the Table 2 Annuity Plan for
non-qualified Contracts are treated as Withdrawals. See
pages 25 and 31.

4

Synopsis – The Contract
This synopsis reviews some important things that you should know about this annuity. We urge you to read the entire prospectus for complete details. This Synopsis is designed only as a guide. Certain features and benefits may vary depending on the state in which your Contract is issued. These state variations are identified later in the prospectus.

This annuity is a modified single premium deferred individual variable annuity.

The first payment must be at least $50,000 for both contracts purchased with after-tax money (which we refer to as a non-
qualified contract) and contracts purchased with pre-tax
money (which we refer to as a qualified contract). Premiums
cannot total more than $1,000,000, unless you receive
approval from us.

You can use this Contract to save money for retirement or
other long-term purposes, and to receive retirement income for life. It is not meant to be used to meet short-term financial goals. You should not buy this Contract if you cannot risk
getting back an amount less than your initial investment; or
your assets are in a plan that already provides tax-deferral and you can identify no other benefits in purchasing this Contract.
When considering an investment in the Contract, you should
consult with your investment professional about your financial goals, investment time horizon and risk tolerance, see page 18.

THE ANNUITY CONTRACT

How does this annuity work?
This annuity is a contract between you and us. You pay
premium into your contract, and we agree to make payments
to you, starting after one year or at a later date in the future.

An annuity consists of the accumulation phase and the income phase.

During the accumulation phase, your annuity’s value, which
we refer to as the Accumulation Value can increase or
decrease, based upon your allocation to the underlying
investment options we offer. Currently, you may allocate
money only to the ING Retirement Moderate Growth
Portfolio, however different investment options may be
available in the future, see page 11.

Since this annuity is tax-deferred, you do not pay taxes on the earnings until the money is paid to you.

We begin to pay money to you during the income phase. We
use the value of your contract to determine the amount of
income you receive, which we refer to as an Annuity Payment.
Depending on the Annuity Plan you choose, you can receive
payouts for life or for a specific period of time. You select the date the payouts start, which we refer to as the Annuity
Commencement Date, and how often you receive them. See
page 33 for more information about Annuity Payments and
Annuity Plans available to you.

What happens if I die?
This annuity has a death benefit that pays money to your
beneficiary if you die before we start to pay you income from your contract. The death benefit is equal to the Accumulation
Value. For more information about the death benefit, see page
29.

What other benefits are included with the annuity?
This annuity includes a minimum guaranteed withdrawal
benefit, or MGWB, which generally provides, subject to
certain restrictions and limitations, that we will guarantee a minimum level of annual withdrawals from the contract for
the lifetime of the annuitant, even if these withdrawals deplete your annuity’s value to zero. It is important to note that
excess withdrawals (as described more fully on page 20) will decrease the value of the MGWB and may, if applicable,
result in the loss of the MGWB. This is more likely to occur if such withdrawals are made during periods of negative market
activity. For more information about the MGWB, and how
withdrawals can affect this benefit, see page 19.

FEES AND EXPENSES

What fees and/or expenses do you deduct from my
annuity?
You will pay fees while you own the annuity. These fees will be deducted from the annuity. The amount of the fees
depends on the value of the investments in your annuity and
the types of investments you choose. There are three types of fees: transactional, recurring and underlying investment
portfolio fees. For specific information about these fees, see page 7.

TAXES

How will payouts and withdrawals from my annuity be
taxed?
This annuity is tax-deferred, which means you do not pay
taxes on the annuity’s earnings until the money is paid to you.
When you take payouts or make a withdrawal, you pay
ordinary income tax on the accumulated earnings. You also
defer paying taxes on earnings if you move money from one
underlying investment option to another. You may pay a
federal income tax penalty on earnings you withdraw before
age 59½. See page 38 for more information. Your annuity
may also be subject to a premium tax, which depends on your
state of residency. See page 12 for more information.
You can exchange one tax-deferred annuity for another
without paying taxes on the accumulated earnings when you
make the exchange. Before making such exchange, you should
compare the benefits, features, and costs of the two annuities.

5

Does buying an annuity in a retirement plan provide extra
tax benefits?
No. Buying an annuity within an IRA or other tax-deferred
retirement plan doesn’t give you any extra tax benefits,
because amounts contributed to such plans are already tax-
deferred. Choose your annuity based on its other features and benefits as well as its risks and costs, not its tax benefits.

OTHER INFORMATION

What else do I need to know?
We may change your contract from time to time to follow
federal or state laws and regulations. If we do, we will provide
Notice to You of such changes in writing.

Compensation: We pay the broker-dealer for selling the
annuity to you. Your broker-dealer also may have certain
revenue sharing arrangements or pay its personnel more for
selling this contract than for selling other annuity contracts.
See page 36 for more information.

Right to Examine the Contract: Many states have laws that
give you a set number of days to look at an annuity after you buy it. If you decide during that time that you do not want it, you can return the annuity. See page 35 for more information.

6

Synopsis – Fees and Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering the Contract.

This table describes the transactional fees and expenses that you will pay at the time that you buy the Contract, Surrender the
Contract, or transfer Accumulation Value between variable sub-accounts. Premium taxes may also be deducted.

Transactional Fees and Expenses
Surrender Charge	None
Excess Transfer Charge[1]	$25
Overnight Charge[2]	$20

1	The charge is assessed per transfer between variable sub-accounts after 12 during a Contract Year (which we refer to as an Excess
Transfer); however only one variable sub-account is available under the Contract at this time.
2.	You may choose to have this charge deducted from the amount of a Surrender or Withdrawal you would like sent to you by overnight delivery service.

This table describes the recurring fees and expenses that you will pay periodically during the time that you own the Contract, not including variable sub-account fees and expenses.

Recurring Fees and Expenses

Separate Account Annual Expenses (as a percentage of Accumulation Value)

Mortality & Expense	Maximum	Current
Risk Charge[3]	0.78%	0.78%
Asset Based
Administrative Charge	None	None

Total Separate Account Annual Expenses	0.78%	0.78%

Minimum Guaranteed Withdrawal Benefit
Charge(as a percentage of the MGWB Base)[4]	1.00%	1.00%

3.	This charge is deducted on Business Days as a percentage of and from the Accumulation Value in each variable sub-account.
4.	This charge is for the MGWB, which is an included benefit of your annuity. The charge is deducted quarterly from the
Accumulation Value in each variable sub-account. The MGWB Base is equal to the Initial Premium on the Contract Date, and is increased dollar-for-dollar for any Additional Premiums permitted during the first Contract Year. For more information, please see pages 13 and 19.

This item shows the minimum and maximum total gross operating expenses charged by the variable sub-accounts that you may pay periodically during the time that you own the Contract. More detail concerning each variable sub-account’s fees and expenses is contained in the prospectus for the relevant underlying investment portfolio.

Total Annual Variable Sub-account Gross Operating Expenses
Expenses that are deducted from underlying	Minimum	Maximum
investment portfolio assets, including management	0.64%	0.64%
fees, service and/or distribution (12b-1) fees, and
other expenses5, 6

5. We may receive compensation from the underlying investment portfolios or their affiliates based on an annual percentage of the average net assets held in that investment portfolio by us. The percentage paid may vary from one underlying investment

7

.

portfolio to another. For certain underlying investment portfolios, some of this compensation may be paid out as 12b-1 fees or service fees that are deducted from investment portfolio assets. These fees are disclosed in the underlying investment portfolio prospectuses. We may also receive compensation from certain underlying investment portfolios or their affiliates for recordkeeping or other services. See page 35.

6. No underlying investment portfolio currently charges a redemption fee. See page 13

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

Example
Assumptions
a.	You invest $10,000 in the Contract for the time periods indicated below.
b.	The costs reflected include the maximum transactional and recurring fees and expenses noted above and the maximum charge for the MGWB. Also included are the maximum gross operating expenses noted
above of any of the variable sub-accounts.
c.	The example assumes that your investment has a 5% return each year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you Surrender or annuitize your Contract at the end of the applicable time period
	1 year	3 years	5 years	10 years
	$242	$747	$1,278	$2,730
If you do not Surrender your Contract
	1 year	3 years	5 years	10 years
	$242	$747	$1,278	$2,730

Condensed Financial Information

Accumulation Value
We use accumulation units to calculate the Accumulation Value of a Contract. Although there is currently only one underlying investment portfolio available for allocation of Accumulation Value and therefore only one variable sub-account, different variable sub-accounts could be available in the future. Each variable sub-account of Variable Annuity Account B has its own accumulation unit value. This value may increase or decrease from day to day based on the investment performance of the applicable underlying investment portfolio. Shares in an underlying investment portfolio are valued at their net asset value.

On the Contract Date, the Accumulation Value in each variable sub-account equals the Initial Premium allocated to that variable sub-
account, less a charge for premium tax, if applicable. We calculate the Accumulation Value at the close of each Business Day thereafter as follows:

Accumulation Value in the variable sub-account at the close of the preceding Business Day
è Multiplied by the variable sub-account’s Net Return Factor for the current Valuation Period (see below)
è Plus any Additional Premium accepted to the variable sub-accounts during the current Valuation Period
è Minus any premium taxes related to the Additional Premium, if applicable
è Plus or Minus any transfers to or from the variable sub-account during the current Valuation Period
è Minus any Withdrawals from the variable sub-account during the current Valuation Period
è Minus any charges, other than daily charges (e.g., the charge for the MGWB, which is deducted on quarterly
Contract Anniversaries), or applicable taxes, including any premium taxes not previously deducted, allocated to that variable sub-account

8

No accumulation unit value history is contained in this prospectus because the Contract has not previously been offered for sale.

The Net Return Factor is an index number that reflects certain charges under the Contract and the investment performance of the variable sub-account. The Net Return Factor is calculated for each variable sub-account as follows:

The net asset value of the portfolio in which the variable sub-account invests at the close of the current Business Day

è Plus the amount of any dividend or capital gains distribution declared for and reinvested in such portfolio during the current Valuation Period
è Divided by the net asset value of the portfolio at the close of the preceding Business Day
è Minus the daily charges from the variable sub-account (e.g., the mortality & expense risk charge)

Calculations for the variable sub-accounts are made on a per unit basis.

Financial Statements
The statements of assets and
liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for
Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life
Insurance and Annuity Company are located in the Statement of Additional Information.

ING Life Insurance and Annuity Company

Organization and Operation
ING Life Insurance and Annuity Company (the Company, we, us, our) issues the Contracts described in this prospectus and is responsible for providing each Contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion
Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1,
2002, the Company was known as Aetna Life Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters

9

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Product Regulation
Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to non-qualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See page 38 for further discussion of some of these requirements.) Failure to administer certain non-qualified contract features (for example, contractual annuity start dates in non-
qualified annuities) could affect such beneficiary tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Variable Annuity Account B and its Variable Sub-accounts

Organization and Operation
We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “sub-accounts.” Each sub-account invests directly in shares of a corresponding fund.

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Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the
Contracts are obligations of ING Life Insurance and Annuity Company.

Other variable annuity contracts through Variable Annuity Account B having different variable sub-accounts are not discussed in this prospectus. Under certain circumstances, we may make certain changes to the variable sub-
accounts. For more information, see page 19.

Variable Sub-accounts
More information about the variable sub-accounts available under the Contract is contained in the below table.
You bear the entire investment risk for amounts you allocate to an underlying investment portfolio, and you may lose your principal.
The investment results of the underlying investment portfolios are likely to differ significantly. There is no assurance that any fund will achieve its investment objectives. You should carefully consider the investment objectives, risks and charges and expenses of an underlying investment option before investing in it. More information is available in the prospectus for an underlying investment option. You may obtain a copy of the prospectus for an underlying investment portfolio by contacting our customer service center.
Contact information for the customer service center appears on page 1. If you received a summary prospectus for an underlying investment portfolio available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

Please work with your investment professional to determine if the variable sub-accounts may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Variable Sub-accounts Currently Available

ING Investor’s Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Retirement Moderate Growth Portfolio (Class I)
Investment Adviser: Directed Services LLC
Asset Allocation Committee
The Portfolio seeks a high level of total return.
ING Money Market Portfolio*
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Money Market Portfolio* (Class S)
Invest Adviser: ING Investments LLC
Investment Subadviser: ING Investment Management Co.
The Portfolio seeks to provide high current income, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00
*Please note that the ING Money Market Portfolio is the Specially Designated Variable Sub-Account and may only be used for certain administrative purposes. You may not allocate funds to this Variable Sub-account, see page 17.

Fees Deducted by the Underlying Investment Portfolios
The prospectuses for the underlying investment portfolios show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually. Fees of an underlying investment portfolio are one factor that impacts the value of a share. Please refer to the prospectuses for the underlying investment portfolios for more information and to learn more about additional factors.

The Company may receive compensation from each of the underlying investment portfolios or their affiliates based on an annual percentage of the average net assets held in that underlying investment portfolio by the Company. The percentage paid may vary from one fund company to another. For certain underlying investment portfolios, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from underlying investment portfolio assets. Any such fees deducted from underlying investment portfolio assets are disclosed in the prospectuses for the underlying investment portfolio. The Company may also receive additional compensation from certain underlying investment portfolios for administrative, recordkeeping or other services provided by the
Company to the underlying investment portfolios or their affiliates. These additional payments may also be used by the Company to finance distribution. See page 13 for more information.

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In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the underlying investment portfolios, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. See page
13 for more information.

Fees are deducted from the value of the underlying investment portfolio shares on a daily basis, which in turn affects the value of each variable sub-account that purchases fund shares.

Changes to a Variable Sub-account and/or Variable Annuity Account B
We may make additional variable sub-accounts through Variable Annuity Account B available to you under the Contract. We may also eliminate, combine or substitute underlying investment portfolios, subject to the conditions set forth in your Contract, and subject to any required regulatory approvals, including SEC approval.

If you elected systematic withdrawals, as described below, or if you have other outstanding instructions and a variable sub-account is no longer available because it has been substituted or merged, we will execute your instructions using the substituted or merged variable sub-account, unless you instruct otherwise. The substituted or merged variable sub-account may have higher fees and charges than the variable sub-account it replaces. If a variable sub-account is no longer available for any other reason, we will allocate your
Accumulation Value proportionally among the other variable sub-account(s) available that, according to your outstanding instructions, comprise your current allocation. We may close the currently available sub-account or any other variable sub-accounts to transfers of
Premium or allocation of Additional Premium, however at least one variable sub-account will always be available.

Subject to any required regulatory approvals, we reserve the right to transfer assets of Variable Annuity Account B or any variable sub-account that we determine to be associated with the class of contracts to which this Contract belongs to another separate account or variable sub-account. The portfolio in which the transferred assets invests may have higher fees and charges than the portfolio from which such assets were transferred.

We operate Variable Annuity Account B in accordance with the Investment Company Act of 1940. Subject to SEC approval, we reserve the right to make the following changes to this separate account:

Deregister the separate account;
Operate the separate account as a management company;
Restrict or eliminate any voting rights; or
Combine Variable Annuity Account B with another separate account.

We will provide you with written notice before we make any of these changes to the variable sub-accounts and/or Variable Annuity
Account B.

Fees and Expenses

We deduct the following fees and expenses to compensate us for our costs, the services we provide, and the risks we assume under the
Contracts. We incur costs for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the
Contracts. Fees and expenses expressed as a percentage are rounded to the nearest hundredth of one percent. We expect to profit from the charges and may use the profits to finance the distribution of Contracts.

Premium Tax
In certain states, the Premium you pay for the Contract is subject to a premium tax. A premium tax is generally any tax or fee imposed or levied by any state government or political subdivision thereof on your Premium received by us. Currently, the premium tax ranges from zero to 3.5%, depending on your state of residence. We reserve the right in the Contract to recoup the amount of any premium tax from the Accumulation Value if and when:

The premium tax is incurred by us; or
The Accumulation Value is applied to an Annuity Plan on the Annuity Commencement Date.

Unless you direct otherwise, a charge for any premium taxes will be deducted proportionally from the Accumulation Value. We reserve the right in the Contract to change the amount we charge for the premium tax if you change your state of residence. We do not

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expect to incur any other tax liability attributable to the Contract. We also reserve the right to charge for any other taxes as a result of any changes in applicable law.

Excess Transfer Charge
Currently, the contract offers only one investment option so an Excess Transfer charge cannot be incurred. However, additional investment options could be available in the future. The Contract has a $25 charge for each transfer exceeding 12 during a Contract
Year (which we refer to as an Excess Transfer). If additional investment options become available and you make an Excess Transfer, you will be assessed an Excess Transfer Charge. If we elect to deduct this charge, it will be deducted from the Accumulation Value in the variable sub-account from which the transfer is made.

Redemption Fees
If applicable, we may deduct the amount of any redemption fees imposed by the underlying investment portfolios as a result of
Withdrawals, transfers or other fund transactions you initiate. For contracts issued in Connecticut, we will not deduct any redemption fees. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your
Accumulation Value. The prospectus for an underlying investment portfolio will have a more complete description of its fees and expenses.

Mortality & Expense Risk Charge
The Contract has a mortality & expense risk charge, 0.78% annually, that is deducted on Business Days as a percentage of the
Accumulation Value in each variable sub-account. This charge compensates us for Death Benefit and age risks and the risk that expense charges will not cover actual expenses. If there are any profits from this charge, we may use them to finance the distribution of the Contracts.

MGWB Charge
The charge for the MGWB is 1.00 % annually (which we refer to as the MGWB Charge Rate), calculated using the MGWB Base and deducted proportionally, in arrears, from the Accumulation Value in the variable sub-accounts on each quarterly Contract
Anniversary. The MGWB charge is equal to the MGWB Base on the previous Business Day multiplied by the MGWB Charge Rate.
This charge compensates us for the risk that the assumptions used in designing the MGWB prove accurate.

The charge for the MGWB will continue to be assessed until the Accumulation Value is reduced to zero, or until the MGWB is terminated. See page 24. The MGWB charge will be prorated in the event that:

The Contract (and therefore the MGWB) is terminated by Surrender. See page 24.
The Accumulation Value is applied to an Annuity Plan described in Table 1. See page 31.
The MGWB is terminated upon an impermissible ownership change. See page 16.

Also, the MGWB will terminate upon the death of the Owner or Annuitant (subject to the surviving spouse’s option to continue the
Contract). See page 23. Upon Proof of Death (see page 29), any charges which are due but unpaid for any period the MGWB was active and in force prior to the date of death will be deducted, or any charges that have been deducted for any period of time after the date of death will be refunded.

Underlying Investment Portfolio Expenses
As shown in the prospectuses for the underlying investment portfolios as well as described in the “Fees Deducted by the Underlying
Investment Portfolios” section of this prospectus, each underlying investment portfolio deducts management fees from the amounts allocated to it. In addition, each underlying investment portfolio deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract Owner services provided on behalf of the fund. Furthermore, certain underlying investment portfolios may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of these fees and expenses, review each prospectus for the underlying investment portfolio. You should evaluate the expenses associated with the underlying investment portfolios available through this Contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a fund through our Contracts. Fund revenue is important to the
Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party,

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generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors. Only affiliated funds are available under the Contract.

Revenue Received from Affiliated Funds.

The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

A share of the management fee ;
Service fees ;
For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees
; and
Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization.
. The
intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

In addition to the types of revenue received from affiliated funds described above, affiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each investment portfolio and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see page
36.

The Annuity Contract

The Contract described in this prospectus is a modified single premium deferred individual variable annuity contract. The Contract provides a means for you to invest in one or more of the available variable sub-accounts and has a guaranteed minimum withdrawal benefit. The Contract is non-participating, which means that it will not pay dividends resulting from any surplus or earnings of the
Company. The Contract consists of any attached application, amendment or Endorsements that are issued in consideration of the
Initial Premium paid. We urge you to read the Contract, which details your rights as the Owner.

Owner
The Owner is the individual (or entity) entitled to exercise the rights incident to ownership. The Owner may be an individual or a non-natural person (e.g., a corporation or trust). We require the Owner to have an Insurable Interest in the Annuitant. See page 34.
Two individuals may own the Contract, which we refer to as Joint Owners. Joint Owners must agree to any changes or exercise the rights under the Contract. The Death Benefit becomes payable (see page 29) if the Owner dies (or, in the case of multiple Owners, any Owner dies) before the Annuity Commencement Date (see page 33). If the Owner is a non-natural person, the Death Benefit becomes payable if any Annuitant dies prior to the Annuity Commencement Date. Under the Table 2 Annuity Plan for a non-qualified

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Contract or Roth IRA Contract, the Death Benefit is also payable after the Annuity Commencement Date (see page 33). We will pay the Death Benefit to the Beneficiary (see below).

Joint Owner
For Contracts purchased with after-tax money, which we refer to as non-qualified Contracts, Joint Owners may be named in a written request to us at any time before the Contract is in effect. A Joint Owner may not be an entity. In the case of Joint Owners, all Owners must agree to any change or exercise of the rights under the Contract. Joint Owners must agree to any exercise of the rights under the
Contract. All other rights of ownership must be exercised jointly by both Owners. Joint Owners own equal shares of any benefits accruing or payments made to them. In the case of Joint Owners, upon the death of a Joint Owner, any surviving Owner will take the place of, and will be deemed to be, the sole primary Beneficiary, and the Death Benefit is payable. See page 29. This Beneficiary change will override any previous Beneficiary designation. All rights of a Joint Owner terminate upon the death of that Owner, so long as the other Joint Owner survives, and the deceased Joint Owner’s entire interest in the Contract will pass to the surviving Joint
Owner. The Death Benefit is either payable to the surviving Joint Owner, or in the case of a surviving Joint Owner who is the spouse of the deceased Joint Owner, will be payable if the surviving Joint Owner dies prior to the Annuity Commencement Date. See page
33.

Annuitant and Contingent Annuitant
The Annuitant is the individual upon whose life the Annuity Payments and the Minimum Guaranteed Withdrawal Benefits are based.
The Annuitant must be a natural person, who is designated by you at the time the Contract is issued. If you do not designate the
Annuitant, the Owner will be the Annuitant. In the case of Joint Owners, we will not issue a Contract if you have not designated the
Annuitant. Each Owner must have an Insurable Interest in the life of the Annuitant. While the Minimum Guaranteed Withdrawal
Benefit is in effect, the Annuitant must be the Owner, unless the Owner is not a natural person. If the Owner is a non-natural person, an Annuitant must be named. We require the Owner to have an Insurable Interest in the Annuitant. See page 34.

You may name a Contingent Annuitant. A Contingent Annuitant is the individual who will become the Annuitant if the named
Annuitant dies prior to the Annuity Commencement Date.

Neither the Annuitant nor the Contingent Annuitant can be changed while he or she is still living. Permitted changes to the Annuitant:

If the Owner is an individual, and the Annuitant dies prior to the Annuity Commencement Date, the Contingent
Annuitant, if any, will become the Annuitant, if two Owners do not exist.
Otherwise, the Owner will become the Annuitant if the Owner is a natural person.
If two individual Owners exist, the youngest Owner will become the Annuitant.
The Owner, or joint Owners, must name an individual as the Annuitant if the Owner is age 90 or older as of the date of the Annuitant’s death. We require the Owner to have an Insurable Interest in the Annuitant. See page 34.

If the Owner is a non-natural person, and the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the designated Beneficiary (see below). Under the Table 2 Annuity Plan for a non-qualified Contract or Roth IRA Contract, the
Death Benefit is also payable after the Annuity Commencement Date (see page 33). There are different distribution requirements under the Code for paying the Death Benefit on a Contract that is owned by a non-natural person. You should consult your tax adviser for more information if the Owner is non-natural person.

Beneficiary
The Beneficiary is the individual or entity designated by you to receive the Death Benefit. The Beneficiary may become the successor
Owner if the Owner, who is a spouse, as defined under U.S. federal law, dies before the Annuity Commencement Date. You may designate one or more classes of Beneficiaries: primary Beneficiaries and contingent Beneficiaries. The Death Benefit will be paid to the primary Beneficiary. The Owner may designate a contingent Beneficiary, who will become the Beneficiary if all primary
Beneficiaries die before any Owner (or the Annuitant if the Owner is a non-natural person). The Owner may designate one or more primary Beneficiaries and contingent Beneficiaries. The Owner may also designate any Beneficiary to be an Irrevocable Beneficiary.
An Irrevocable Beneficiary is a Beneficiary whose rights and interest under the Contract cannot be changed without the consent of such Irrevocable Beneficiary.

15

Payment of the Death Benefit to the Beneficiary:

We pay the Death Benefit to the primary Beneficiary (unless there are joint Owners, in which case the Death Benefit is paid to the surviving Owner(s)).
If all primary Beneficiaries die before any Owner (or, if the Owner is not a natural person, the Annuitant), we pay the
Death Benefit to any contingent Beneficiary, who shall take the place of, and be deemed to be, the primary
Beneficiary.
If there is a sole natural Owner and no surviving Beneficiary (or no Beneficiary is designated), we pay the Death
Benefit to the Owner’s estate.
If the Owner is not a natural person and all Beneficiaries die before the Annuitant (or no Beneficiary is designated), the Owner will be deemed to be the primary Beneficiary.
One or more individuals may be a Beneficiary or contingent Beneficiary.
In the case of more than one Beneficiary, we will assume any Death Benefit is to be paid in equal shares to all primary
Beneficiaries, unless you provide Notice to Us directing otherwise.

We will deem a Beneficiary to have predeceased the Owner if:

The Beneficiary died at the same time as the Owner;
The Beneficiary died within 24 hours after the Owner’s death; or
There is insufficient evidence to determine that the Beneficiary and Owner died other than at the same time.

The Beneficiary may decide how to receive the Death Benefit, subject to the distribution requirements under Section 72(s) of the
Code. You may restrict a Beneficiary’s right to elect an Annuity Plan or receive the Death Benefit in a single lump-sum payment.

Change of Owner or Beneficiary
You may change the ownership of a non-qualified Contract before the Annuity Commencement Date. Any change, addition or deletion of an Owner is treated as a change of ownership. We require any new Owner to have an Insurable Interest in the Annuitant.
See page 34.

A change in ownership will cause the Minimum Guaranteed Withdrawal Benefit to terminate. We do not consider the following transactions to be a change of Owner and thus they are permitted under the Minimum Guaranteed Withdrawal Benefit:

Continuation of the Contract by a Beneficiary who is the spouse (as defined under federal law) of the deceased
Owner;
From one custodian to another for the benefit of the same individual;
From a custodian for the benefit of an individual to the same individual;
From an individual to custodian for the benefit of the same individual;
Collateral assignments;
From one trust to another where the individual Owner and the grantor of both trusts are the same individual;
From one individual to a trust where the individual Owner and the grantor of the trust are the same individual;
From a trust to an individual where the individual Owner and grantor of the trust is the same individual; and
Pursuant to a court order.

You have the right to change the Beneficiary unless you have designated such person as an Irrevocable Beneficiary at any time prior to the Annuity Commencement Date. Unless you specify otherwise, a change of Beneficiary cancels any existing Beneficiary designations in the same class (primary or contingent).

Notice to Us is required for any changes pursuant to the Contract. Any such change will take effect as of the date Notice to Us is signed by the owner, subject to any payment made or action taken by us before receiving such Notice to Us. A change of Owner likely has tax consequences. See page 38.

Contract Purchase Requirements
We will issue a Contract so long as the Annuitant and the Owner (if natural person) are between the ages 50 and 80 at the time of application. An Insurable Interest must exist at the time we issue the Contract. In purchasing the Contract, you will represent and acknowledge that the Owner has an Insurable Interest in the Annuitant. We require the agent/registered representative to confirm on the application that the Owner has an Insurable Interest in the Annuitant. Insurable Interest means the Owner has a lawful and substantial economic interest in the continued life of a person. See page 34.

16

The minimum initial payment (which we refer to as the Initial Premium) for both non-qualified (purchased with after-tax money) and qualified (purchased with pre-tax money) Contracts must be at least $50,000. We currently accept Additional Premiums (any payment after the first payment) from the time your right to return the Contract expires up to 90 days after the first Contract Anniversary, but only when you notify us that Additional Premium will be coming before the end of the first Contract Year. Otherwise, we will only accept Additional Premiums through the end of the first Contract Year. Your ability to pay Additional Premiums is subject to our right in the Contract to not allow Additional Premiums. Each Additional Premium must be at least $500 for non-qualified Contracts and $50 for qualified Contracts.

If your Premium payment was transmitted by wire order from your agent/registered representative (broker-dealer), we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. Which procedure depends on whether your state or agent/registered representative (broker-dealer) requires an application to issue the Contract.

If an application is required, we will issue the Contract along with a Contract acknowledgement and delivery statement, but we reserve the right to void the Contract if we are not in receipt of a properly completed application within 5 days of receiving the Initial Premium. We will refund the Accumulation Value plus any charges we deducted, and the Contract will be voided. We will return the Initial Premium when required.
When an application is not required, we will issue the Contract along with a Contract acknowledgement and delivery statement. We require you to execute and return the Contract acknowledgement and delivery statement. Until you do, we will require a signature guarantee, or notarized signature, on certain transactions prior to processing.

Except for Contracts issued in Florida or Connecticut, our prior approval is required for Premium that would cause the Accumulation
Value of all annuities you maintain with us to exceed $1,000,000. For Contracts issued in Florida, we reserve the right not to accept
Additional Premium which would bring the total sum of premiums or the value of the annuity under this Contract above $100,000, unless we approve such higher amount.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-
money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws.
Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the
Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

17

Availability of the Contract
The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state income tax brackets. You should not buy this
Contract if:

You are looking for a short-term investment;
You cannot risk getting back an amount less than your initial investment; or
Your assets are in a plan that already provides for tax-deferral and you can identify no other benefits in purchasing this Contract.

When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, you should determine whether your existing contract will be subject to any fees or penalties upon termination of such contract.
You should also compare the fees, charges, coverage provisions and limitations, if any, of your existing contract to this
Contract.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits, which other plans may not provide. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See page 42 for more information. If this Contract is issued as an IRA, no contributions may be made for the taxable year in which you attain age 70½.

Crediting of Premium Payments
We will process your Initial Premium within 2 Business Days of receipt and allocate it according to the instructions you specify, in an amount equal to the Accumulation Value as next determined, so long as the application and all information necessary for processing the Contract are complete.

In the event that an application is incomplete for any reason, we are permitted to retain your Initial Premium for up to 5 Business Days while attempting to complete it. We will contact you for further instructions when a variable sub-account that you have selected is not available or, we believe, is requested in error. If the application cannot be completed during this time, we will inform you of the reasons for the delay. We will also return the Initial Premium promptly. Alternatively, you may direct us to hold the Initial Premium, which we will place in a non-interest bearing account until the application is completed. Once the application is completed, we will process your Initial Premium within 2 Business Days and allocate it according to your instructions.

In some states, we may be required to allocate your Initial Premium to a money market sub-account while you have the right to return the Contract for a refund of the Initial Premium. We refer to this sub-account in the Contract as the Specially Designated Variable
Sub-account – currently, the ING Money Market Portfolio. After your right to return the Contract expires, we will convert your
Accumulation Value in the Specially Designated Variable Sub-account to Accumulation Value of the variable sub-accounts you previously selected. The Accumulation Value will be allocated based on the Accumulation Value next computed for each variable sub-account.

We will process Additional Premium payments on or after the Accumulation Value next determined after receipt when we receive complete instructions. On Additional Premium, we will ask about any missing information. If more than one variable sub-account is available, Additional Premium will be allocated in the same proportion as the current Accumulation Value, unless you specify otherwise. If a variable sub-account is no longer available for the allocation of Additional Premium (or for transfers) because it has been substituted or merged into another variable sub-account, we will execute your instructions using the substituted or merged variable sub-account. If a variable sub-account is no longer available for any other reason (including due to a fund purchase restriction) or, we believe, is requested in error, we will allocate the Additional Premiums proportionally among the other variable sub-account(s) in your current allocation. If the variable sub-account(s) in which you are currently invested are not available for the allocation of Additional Premium, we will attempt to contact you or your designated representative and obtain alternate instructions.
Otherwise, we will return the Additional Premium to you.

Once we allocate your Initial Premium and any permitted Additional Premiums to the variable sub-account(s) selected by you, we will convert them to accumulation units. We have established an account to hold assets funding the variable benefits for this and other variable contracts, which we refer to as Variable Annuity Account B. We will divide the amount of the payment allocated to a particular variable sub-account by the value of an accumulation unit for the variable sub-account to determine the number of accumulation units of the variable sub-account to be held in Variable Annuity Account B with respect to your Contract. The net investment results of each variable sub-account vary with its investment performance.

18

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the
Accumulation Value as it is next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile Withdrawal request form), even if appropriate identifying information is provided.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, which may offer some or all of the same variable sub-accounts. These products may have different benefits, fees and charges, and may or may not better match your needs. Please consult your agent/registered representative if you are interested in learning more information about these other products.

Minimum Guaranteed Withdrawal Benefit

Highlights

This paragraph introduces the terminology (i.e., the defined terms) of the Minimum Guaranteed Withdrawal Benefit, or MGWB, and
provides a general overview of how its components work together. Benefits and guarantees are subject to the terms, conditions and limitations of the MGWB provisions under the Contract. The MGWB is an included feature of your Contract and is not an optional rider. You should however, consider the risk that, depending on the market performance of your Accumulation Value allocations and how long you live, the MGWB feature of your Contract may not provide a benefit to you. The MGWB is an obligation of the General
Account of ING Life Insurance and Annuity Company. Payment of the benefit is dependent upon the claims paying ability of the
Company. More detailed information follows below. The capitalized words that are underlined in this paragraph constitute terminology that is unique to the MGWB and also indicate the title of the subsections included below, in which these defined terms are defined. The MGWB guarantees an amount available for regular or systematic Withdrawals from the Contract each Contract Year once the Lifetime Withdrawal Phase begins (which is the date of your first Withdrawal on or after the Annuitant reaches age 59.5).
We use the MGWB Base (which is set to the Initial Premium on the Contract Date and adjusted as described below) as part of the calculation of the pre-determined amount the MGWB guarantees to be available for regular or systematic Withdrawals from the
Contract each Contract Year (which we refer to as the Maximum Annual Withdrawal). The rate at which we calculate the amount of the Maximum Annual Withdrawal depends on how old you are when the Lifetime Withdrawal Phase begins. The guarantee continues when the MGWB enters Lifetime Automatic Periodic Benefit Status (which begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the Maximum Annual Withdrawal), at which time we will make periodic payments to you in an aggregate annual amount equal to the Maximum Annual Withdrawal (since Accumulation Value would be zero) until the Annuitant’s death. The MGWB Base is eligible for Ratchets (which are recalculations of the MGWB Base as described below), and is subject to adjustment for any Excess Withdrawals. The MGWB has an allowance for Withdrawals from a Contract subject to the Required
Minimum Distribution rules of the Code that would otherwise be Excess Withdrawals. The MGWB allows for spousal continuation.

MGWB Base
The MGWB Base is the factor we use for the sole purpose of calculating the Maximum Annual Withdrawal and the charges for the
MGWB. On the Contract Date, the MGWB Base is set equal to the Initial Premium. The MGWB Base is increased, dollar for dollar, by any Additional Premiums that we may permit and accept. The MGWB Base may also be increased by Ratchets and may decrease due to any Withdrawals. The MGWB has no cash value.

Withdrawals and Excess Withdrawals
Once the Lifetime Withdrawal Phase begins, on the date of your first Withdrawal after the Annuitant is age 59.5, Withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of Investment Advisory Fees, will have no impact on the MGWB Base. See page 12.

àExplanatory Example:
Under a Contract in the Lifetime Withdrawal Phase of the MGWB, the Accumulation Value is $90,000, the MGWB Base is
$100,000, and the Maximum Annual Withdrawal is $5,000. While a Withdrawal of $5,000 would reduce the Accumulation
Value to $85,000, it would not reduce the MGWB Base, as the Withdrawal did not exceed the Maximum Annual
Withdrawal. See below for more information about the Maximum Annual Withdrawal.

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An Excess Withdrawal is:

Any Withdrawal taken before the Annuitant reaches the Lifetime Withdrawal Eligibility Age, other than a request for the payment of Investment Advisory Fees;
Any Withdrawal in a Contract Year exceeding the then current Maximum Annual Withdrawal (MAW) on or after the Lifetime Withdrawal Phase has begun; or

An Excess Withdrawal will decrease the value of the MGWB Base and may cause the MGWB to terminate. The MGWB terminating by an Excess Withdrawal is more likely to occur during periods of negative market activity. On the date that any Excess Withdrawal occurs, we will apply an immediate pro rata reduction to the MGWB Base. The proportion of any such reduction will equal:

A
{B – (C – A)}

A is the amount of the Excess Withdrawal
B is the Accumulation Value immediately prior to the Withdrawal
C is the total amount of the current Withdrawal

IMPORTANT NOTE: An Excess Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal, no Premiums have been received for the prior 24 months (36 months for Contracts issued in New York)
and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500 ($5,000 for Contracts issued in New
York).

An Excess Withdrawal will result in a pro rata reduction of the MGWB Base, meaning the MGWB Base will be reduced in the same proportion as the Accumulation Value is reduced by the portion of the Withdrawal that is considered an Excess Withdrawal, (rather than the total amount of the Withdrawal).

àExplanatory Example:
Under a Contract before the Lifetime Withdrawal Phase of the MGWB begins, the Accumulation Value is $90,000, the
MGWB Base is $100,000, and there is no Maximum Annual Withdrawal because the Annuitant not yet age 59.5. As a result, the entire amount of a $3,000 Withdrawal is considered an Excess Withdrawal. The MGWB Base will be reduced by 3.33%
($3,000/$90,000) to $96,667 ((1 - 3.33%) * $100,000).

Accumulation		Total	MGWB	Maximum
	Withdrawal			Annual
Value		Withdrawals	Base	Withdrawal
$90,000	($3,000)	($3,000)	$100,000	n/a
$87,000			$96,667

For a Withdrawal to pay Investment Advisory Fees before the Lifetime Withdrawal Phase begins, the adjustment to the MGWB Base will be dollar for dollar (rather than pro rata).

An Excess Withdrawal that occurs after the Lifetime Withdrawal Phase begins will also cause the Maximum Annual Withdrawal to be recalculated. The adjustment to the MGWB Base and Maximum Annual Withdrawal is based on the lesser of the amount by which the total Withdrawals in the Contract Year exceed the Maximum Annual Withdrawal and the amount of the current Withdrawal.

àExplanatory Example:
Under a Contract after the Lifetime Withdrawal Phase of the MGWB begins, the Accumulation Value is $53,000, the
MGWB Base is $100,000, and the Maximum Annual Withdrawal is $5,000. The first two Withdrawals of $3,000 and $1,500
($4,500 total) do not exceed the Maximum Annual Withdrawal. The next Withdrawal of $1,700 exceeds the Maximum
Annual Withdrawal. Although the current Withdrawal is $1,700, the adjustment to the MGWB Base and the Maximum
Annual Withdrawal is based on $1,200, which is the amount by which the total Withdrawals in the Contract Year exceed the
Maximum Annual Withdrawal. The MGWB Base will be reduced by 2.5% ($1,200/$48,000) to $97,500 ((1 - 2.5%) *
$100,000). The Maximum Annual Withdrawal is also reduced by 2.5% to $4,875 ((1 - 2.5%) * $5,000).

Accumulation		Total	MGWB	Maximum
	Withdrawal			Annual
Value		Withdrawals	Base	Withdrawal
$53,000	($3,000)	($3,000)	$100,000	$5,000
$50,000	($1,500)	($4,500)	$100,000	$5,000
$48,500	($1,700)	($6,200)	$100,000	$5,000
$46,800		($6,200)	$97,500	$4,875

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Ratchets
The MGWB Base is recalculated on each Contract Anniversary prior to the beginning of the Lifetime Withdrawal Phase (which we refer to as the Ratchet Date) to equal the greater of the current value of:

The MGWB Base; and
The Accumulation Value

We call each such recalculation a Ratchet. If the Accumulation Value on the applicable Ratchet Date is equal to or less than the
MGWB Base on such Ratchet Date, no Ratchet occurs.

If a Ratchet is scheduled to occur on a non-Business Day, the determination of whether a Ratchet will occur will take place on the next
Business Day, calculated using the Accumulation Value as of the end of that Business Day, prior to the processing of any transactions.
To the extent an Additional Premium is accepted, on any date that such Additional Premium is paid on a Ratchet Date, that Additional
Premium will be added to the MGWB Base before any otherwise applicable Ratchets are applied.

Lifetime Withdrawal Phase
The Lifetime Withdrawal Phase is the period during which the maximum amount available for Withdrawal in any Contract Year without reducing the MGWB Base in future Contract Years is calculated (which we refer to as the Maximum Annual Withdrawal).
The Lifetime Withdrawal Phase begins on the date of your first Withdrawal, other than a Withdrawal requested for payment of
Investment Advisory Fees, on and after the Annuitant is age 59.5 (which we refer to as the Lifetime Eligibility Age). On the date of your first Withdrawal after the Annuitant is age 59.5, the MGWB Base is recalculated to equal the greater of the current value of:

The MGWB Base; and
The Accumulation Value on the previous Business Day.

The Lifetime Withdrawal Phase will continue until the earliest of:

The date Annuity Payments begin, except under the Table 2 Annuity Plan for a non-qualified Contract or Roth IRA
Contract (see page 31);
The Accumulation Value is reduced to zero by an Excess Withdrawal;
The date the Contract enters Lifetime Automatic Periodic Benefit Status;
Surrender of the Contract; and
The first Owner’s death or, if the Owner is not a natural person, the Annuitant’s death, unless the Beneficiary is the
Owner’s spouse and elects to continue the Contract.

Maximum Annual Withdrawal
The Maximum Annual Withdrawal is the maximum amount available for regular or systematic Withdrawals from the Contract under the MGWB in any Contract Year without reducing the MGWB Base in future Contract Years. The amount of the Maximum Annual
Withdrawal is first calculated on the date the Lifetime Withdrawal Phase begins. The Maximum Annual Withdrawal equals the
MGWB Base multiplied by the MAW percentage. The MAW percentage is set based on the age of the Annuitant on the date the
Lifetime Withdrawal Phase begins:

Annuitant’s Age	MAW%
59 ½ -64	4.0%
65-75	5.0%
76+	6.0%

The Maximum Annual Withdrawal is recalculated whenever the MGWB Base is recalculated, and the amount of the Maximum
Annual Withdrawal will increase if the MGWB Base is increased through Ratchets. The amount of the Maximum Annual Withdrawal will not be reduced by any negative market performance attributable to your variable sub-account allocations.

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ONLY FOR TAX-QUALIFIED CONTRACTS
ALLOWANCE FOR REQUIRED MINIMUM DISTRIBUTIONS

Required Minimum Distributions
For purposes of the MGWB, we do not deem Withdrawals that exceed the Maximum Annual Withdrawal to be Excess Withdrawals, if
such Withdrawals relate to a Contract subject to the Required Minimum Distribution rules of the Code. You will be entitled to receive the amount by which the Required Minimum Distribution applicable to this Contract for a calendar year exceeds the Maximum
Annual Withdrawal without causing a pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal. We refer to this amount as the Additional Withdrawal Amount.

àExplanatory Example:
If your Required Minimum Distribution for the current calendar year applicable to the Contract is $6,000, and the Maximum
Annual Withdrawal is $5,000, then you will be entitled to receive an Additional Withdrawal Amount of $1,000 ($6,000 -
$5,000).

The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January to equal the portion of the
Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on the determination date.
Amounts Withdrawn for payment of Investment Advisory Fees will count toward the application of the Maximum Annual Withdrawal and the Additional Withdrawal Amount.

If you are entitled to an Additional Withdrawal Amount, once you have taken the Maximum Annual Withdrawal for the then current
Contract Year, the amount of any additional Withdrawals will reduce the Additional Withdrawal Amount for the current calendar year and, and if such additional Withdrawals do not exceed the Additional Withdrawal Amount, they will not constitute Excess
Withdrawals.

àExplanatory Example:
Assuming the Required Minimum Distribution for the current calendar year applicable to the Contract is $6,000, and the
Maximum Annual Withdrawal is $5,000, the Additional Withdrawal Amount equals $1,000 ($6,000 - $5,000). The first two
Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal. Although the next
Withdrawal of $1,500 exceeds the Maximum Annual Withdrawal by $1,000, this amount is equal to the Additional
Withdrawal Amount. Because the Additional Withdrawal Amount is not deemed to be an Excess Withdrawal, there would be no pro rata adjustment to the MGWB Base and Maximum Annual Withdrawal.

Any unused amount of the Additional Withdrawal Amount from one calendar year may be carried over to the next calendar year and is available through the end of that latter year, at which time any amount remaining will expire. Once you have taken the Maximum
Annual Withdrawal for the current Contract Year, the dollar amount of any additional Withdrawals will first count against and reduce any unused Additional Withdrawal Amount from the previous calendar year, followed by any Additional Withdrawal Amount for the current calendar year.

àExplanatory Example:
Assume the most recent Contract Anniversary was July 1, 2010 and the Maximum Annual Withdrawal is $5,000. Also
assume the Required Minimum Distributions for 2011 and 2012 applicable to the Contract are $6,000 and $5,000, respectively. Between July 1, 2010 and December 2010, a Withdrawal is taken that exhausts the Maximum Annual
Withdrawal. On January 1, 2011, the Additional Withdrawal Amount for the current calendar year equals $1,000 ($6,000 -
$5,000). (Note: Although the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional
Withdrawal Amount.) No additional Withdrawals occur in 2011. On January 1, 2012, the Additional Withdrawal Amount
for the current calendar year equals zero ($5,000 - $5,000). However, the Additional Withdrawal Amount calculated for
2011 would still available for Withdrawal until December 31, 2012.

Withdrawals that exceed the amount of the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts will be deemed to be Excess Withdrawals that will cause a pro rata reduction of the MGWB Base, and therefore, a recalculation of the amount of the Maximum Annual Withdrawal.

àExplanatory Example:
Under a Contract with an Accumulation Value of $53,000, the MGWB Base is $100,000, the Maximum Annual Withdrawal
is $5,000 and the Required Minimum Distribution for the current calendar year applicable to the Contract is $6,000. The
Additional Withdrawal amount equals $1,000 ($6,000 - $5,000). The first two Withdrawals of $3,000 and $1,500 ($4,500 total) do not exceed the Maximum Annual Withdrawal. The next Withdrawal of $3,500 exceeds the sum of the Maximum
Annual Withdrawal and the Additional Withdrawal Amount. Although the current Withdrawal is $3,500, the adjustment to

22

the MGWB Base and the Maximum Annual Withdrawal is based on $2,000, which is the amount by which the total
Withdrawals in the Contract Year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount. The MGWB Base will be reduced by 4.26% ($2,000/47,000) to $95,745 ((1 - 4.26%) * $100,000). The Maximum
Annual Withdrawal is also reduced by 4.26% to $4,787 (1 - 4.26%) * $5,000).

Accumulation		Total	MGWB	Maximum
				Annual
Value	Withdrawal	Withdrawals	Base	Withdrawal
$53,000	($3,000)	($3,000)	$100,000	$5,000
$50,000	($1,500)	($4,500)	$100,000	$5,000
$48,500	($3,500)	($8,000)	$100,000	$5,000
$45,000		($8,000)	$95,745	$4,787

The Additional Withdrawal Amount is not subject to any adjustment in the event that the Maximum Annual Withdrawal is recalculated during a Contract Year. There is also no adjustment to the Additional Withdrawal Amount upon spousal continuation of the MGWB.

Lifetime Automatic Periodic Benefit Status
Lifetime Automatic Periodic Benefit Status only begins when your Accumulation Value is reduced to zero by a Withdrawal less than or equal to the Maximum Annual Withdrawal and not by an Excess Withdrawal (or Surrender of the Contract). An Excess
Withdrawal that causes your Accumulation Value to be reduced to zero will terminate the MGWB. Moreover, any Excess
Withdrawal will be deemed to be a full Surrender and the Cash Surrender Value will be paid if, at the time of the Withdrawal, no
Premiums have been received for the prior 24 months and the remaining Cash Surrender Value as of the close of that Business Day is less than $2,500. See page 20.

During Lifetime Automatic Periodic Benefit Status, you will no longer be entitled to make Withdrawals; instead, we will make periodic payments to you, which over the course of a Contract Year, will, in the aggregate, equal the Maximum Annual Withdrawal.
We refer to these payments as MGWB Periodic Payments. MGWB Periodic Payments will begin on the first Contract Anniversary after the date the MGWB enters Lifetime Periodic Benefit Status and will continue to be paid annually for each Contract Year thereafter until the Annuitant dies and the Contract terminates. If, when Lifetime Automatic Periodic Benefit Status begins, your
Withdrawals are less than the Maximum Annual Withdrawal for that Contract Year, we will promptly pay you the difference.

During Lifetime Automatic Periodic Benefit Status:

The dollar amount of the Maximum Annual Withdrawal will be the same for the remaining life of the Annuitant.
No Additional Premiums are permitted.
The Contract will provide no further benefits other than as provided in connection with the Minimum Guaranteed
Withdrawal Benefit.
Any Endorsements attached to the Contract will terminate unless specified otherwise

The Owner or, if applicable, the Owner’s estate is obligated to return any MGWB Periodic Payments made before we receive Notice to Us of the Annuitant’s death.

If you have previously elected to receive systematic Withdrawals pursuant to the terms of the Contract, which would entitle you to receive either a fixed dollar amount or an amount based upon a percentage of the Accumulation Value that is withdrawn from your
Contract and paid to you on a monthly, quarterly or annual basis, the MGWB Periodic Payments once Lifetime Automatic Periodic
Benefit Status begins will be made at the same frequency and on the same dates as previously set up, provided the payments were being made monthly or quarterly. If the payments were being made annually, then the MGWB Periodic Payments will be made on each Contract Anniversary. The sum of the MGWB Periodic Payments in each Contract Year will equal the amount of the Maximum
Annual Withdrawal.

In the event that the Accumulation Value is reduced to zero before the Lifetime Withdrawal Phase begins, MGWB Periodic Payments will be deferred until the Contract Anniversary on or after the Annuitant reaches age 59.5.

Death of Owner or Annuitant and Spousal Continuation of the MGWB
The MGWB terminates upon the death of the Owner, if such Owner is a natural person. In the case of joint Owners who are natural persons, the MGWB terminates upon the death of the first Owner and in the case of an Owner that is a non-natural person, the MGWB terminates upon the death of the Annuitant. When the MGWB is in Lifetime Automatic Periodic Benefit Status, it terminates on the date of the Annuitant’s death.

23

The Contract permits a sole primary Beneficiary who is the spouse of the deceased Owner to elect to continue the Contract. The surviving spouse as Beneficiary (or deemed Beneficiary) has the option, but is not required to continue the Contract. Except as described in the Important Note below, the spouse’s right to continue the Contract is limited by our use of the definition of “spouse”
under U.S. federal law, which refers only to a person of the opposite sex who is a husband or a wife. In electing to continue the
Contract, the age of the surviving spouse will be used as the Owner’s age under the continued Contract. The surviving spouse will become the sole Owner and will also replace the deceased Owner as Annuitant, if applicable.

The MGWB is continued on the date that the Contract is continued. The MGWB Charge will restart at the next quarterly Contract
Anniversary following spousal continuation of the Contract. The Lifetime Withdrawal Phase does not begin, or resume, until the date of the first Withdrawal after the surviving spouse as the Annuitant reaches age 59.5. The amount of the Maximum Annual
Withdrawal will also be calculated, or recalculated, based on the age of the surviving spouse as the Annuitant. Any Withdrawal taken after spousal continuation of the Contract, but before the MGWB is continued will be considered an Excess Withdrawal. The MGWB
Base remains eligible for Ratchets. Any available Additional Withdrawal Amounts will not be adjusted due to a spousal continuation.

Treatment of the MGWB upon spousal continuation depends on whether or not the surviving spouse is the original Annuitant and the
Lifetime Withdrawal Phase has begun:

If the surviving spouse is NOT a Joint Owner and the original
Annuitant AND the Lifetime Withdrawal Phase has already
begun:
The MGWB Base equals the Accumulation Value, as of the date
of the spousal continuance.

Additional Premiums will only be allowed until the first Contract
Anniversary following the original Contract Date.
The MAW percentage used to calculate the amount of the
Maximum Annual Withdrawal is based on the current age of the surviving spouse as Annuitant on the date the Lifetime
Withdrawal Phase begins or resumes.

If the surviving spouse IS a Joint Owner and the original
Annuitant OR the Lifetime Withdrawal Phase has not yet begun:

The MGWB Base equals the greater of the current Accumulation
Value, and the last calculated MGWB Base, reduced pro rata for any Withdrawals since the deceased Owner’s death.
Additional Premiums will only be allowed until the first Contract
Anniversary following the original Contract Date.
The MAW percentage used to calculate the amount of the
Maximum Annual Withdrawal is based on the current age of the surviving spouse as the original Annuitant on the date the
Lifetime Withdrawal Phase begins or resumes.

Other Events that Terminate the MGWB
In addition to the MGWB terminating upon the Owner or Annuitant’s death (subject to the surviving spouse’s option to continue the
Contract) as described above, the MGWB terminates in the event that:

The Contract (and therefore the MGWB) is terminated by Surrender. See page 24.
The Accumulation Value is applied to an Annuity Plan described in Table 1. See page 31.
The MGWB is terminated upon an impermissible ownership change. See page 16.

If the MGWB is terminated, the charge for the MGWB will be prorated. Prorated charges will be deducted at the time the MGWB is terminated. See page 13.

Surrender and Withdrawals

Except under certain tax-qualified Contracts, you may withdraw all or part of your money at any time before the earlier of:

The date on which Annuity Payments begin (which we refer to as the Annuity Commencement Date), except under the Table 2 Annuity Plans (see page 31); and
IMPORTANT NOTE: You may take a Withdrawal after the Annuity Commencement Date under the Table 2
Annuity Plan for a non-qualified Contract or Roth IRA Contract; you may Surrender the Contract after the
Annuity Commencement Date under both Table 2 Annuity Plans.
The death of the Owner (or, if the Owner is not a natural person, the death of the Annuitant).

A Surrender or Withdrawal before the Owner or Annuitant, as applicable, reaches age 59 ½ may be subject to a U.S. federal income tax penalty equal to 10% of such amount treated as income, for which you would be responsible. See page 38 for a general discussion of the U.S. federal income tax treatment of the Contract, which discussion is not intended to be tax advice. You should consult a tax adviser for advice about the effect of U.S. federal income tax laws, state laws or any other tax laws affecting the Contract, or any transaction involving the Contract.

24

Cash Surrender Value
You may take the full cash value from the Contract (which we refer to as the Cash Surrender Value). We do not guarantee a minimum
Cash Surrender Value. The Cash Surrender Value will fluctuate daily based on the investment results of the variable sub-account(s) to which your Accumulation Value is allocated. At any time prior to the Annuity Commencement Date, the Cash Surrender Value
equals the Accumulation Value minus any non-daily charges that have been incurred but not deducted (for example, the pro rata portion of any MGWB Charges).

To Surrender the Contract, you must provide Notice to Us of such Surrender. If we receive your Notice to Us before the close of business on any Business Day, we will determine the Cash Surrender Value as of the close of business on such Business Day;
otherwise, we will determine the Cash Surrender Value as of the close of the next Business Day. We may require that the Contract be returned to us before we pay you the Cash Surrender Value. If you have lost the Contract, we may require that you complete and return to our Customer Service Center a lost contract form.

We will generally pay the Cash Surrender Value within 7 days of receipt of Notice to Us of such Surrender. You may receive the
Cash Surrender Value in a single lump sum payment or apply it to an Annuity Plan. See page 31. Upon payment of the Cash
Surrender Value, this Contract will terminate and cease to have any further value.

Withdrawals
You may take a portion of the Accumulation Value from the Contract (which we refer to as a Withdrawal). To make a Withdrawal, you must provide Notice to Us that specifies the variable sub-accounts from which to make the Withdrawal. Otherwise, we will make the Withdrawal on a pro rata basis from all of the variable sub-accounts in which you are invested. If we receive your Notice to Us before the close of business on any Business Day, we will determine the amount of the Accumulation Value of each variable sub-
account at the close of business on such Business Day; otherwise, we will determine the amount of the Accumulation Value as of the close of the next Business Day. The Accumulation Value may be more or less than the Premium payments you have made.

We currently offer the following Withdrawal options:

Regular Withdrawals; and
Systematic Withdrawals.

Regular Withdrawals After your right to return the Contract has expired (see page 35), you may take one or more regular Withdrawals. Each such regular Withdrawal must be a minimum of the lesser of:

$1,000; and
the amount of the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount), less any
Withdrawals already taken during the current Contract Year.

You are permitted to make regular Withdrawals regardless of whether you have previously elected, or continue to elect, to make systematic Withdrawals. A Withdrawal will constitute an Excess Withdrawal (see page 20) and be deemed to be a full Surrender and the Cash Surrender Value will be paid if:

No Premiums have been received in the prior 24 months; and
The remaining Cash Surrender Value as of the close of the Business Day on which such Surrender is made is less than
$2,500.

Systematic Withdrawals
You may choose to receive automatic systematic Withdrawal payments from the Accumulation Value in the variable sub-accounts in which you are invested, provided you are not making IRA withdrawals (see “Withdrawals from Individual Retirement Annuities”
below). You may take systematic Withdrawals monthly, quarterly or annually. There is no additional charge for electing the systematic Withdrawal option. Only one systematic Withdrawal option may be elected at a time. You may begin a systematic
Withdrawal in a Contract Year in which a regular Withdrawal has been made.

If you are eligible for systematic Withdrawals, you must provide Notice to Us of the date on which you would like such systematic
Withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the calendar month.
For a day that is after the 28th day of the calendar month, the payment will be made on the first Business Day of the next succeeding calendar month. Subject to these restrictions on timing, if you have not indicated a start date, your systematic Withdrawals will begin on the first Business Day following the Contract Date (or the monthly or quarterly anniversary thereof), and the systematic
Withdrawals will be made at the frequency you have selected, which may be either monthly, quarterly or annually. If the day on which a systematic Withdrawal is scheduled is not a Business Day, the payment will be made on the next succeeding Business Day.

25

You may express the amount of your systematic Withdrawal as either:

A fixed dollar amount; or
An amount that is a percentage of the Accumulation Value.

The amount of each systematic Withdrawal must be a minimum of $100. If your systematic Withdrawal is a fixed dollar amount of less than $100 on any systematic Withdrawal date, we will automatically and immediately terminate your systematic Withdrawal election.

Systematic withdrawals of an amount based either on a fixed dollar amount or on a percentage of the Accumulation Value are subject to the applicable maximum percentage of Accumulation Value as shown below, which is used to calculate the amount of Withdrawal on the date of each systematic Withdrawal:

Frequency of Systematic Withdrawals	Maximum Percentage of Accumulation Value
Monthly	2.50%
Quarterly	7.50%
Annually	30.00%

If your systematic Withdrawal of an amount that is a percentage of the Accumulation Value would be less than $100, we will contact you and seek alternative instructions. Unless you direct otherwise, we will automatically terminate your systematic Withdrawal election.

You may change the fixed dollar amount, or percentage of Accumulation Value, of your systematic Withdrawal once each Contract
Year, except in a Contract Year during which you have previously made a regular Withdrawal. You may cancel the systematic
Withdrawal option at any time by providing Notice to Us at least 7 days before the date of the next scheduled systematic Withdrawal.
For systematic Withdrawals based on a fixed dollar amount, we will not adjust the systematic Withdrawal payments to account for any
Additional Premium received from you. For systematic Withdrawals based on a percentage of your Accumulation Value, however, we will automatically incorporate into the systematic Withdrawal calculation any Additional Premiums received from you.

Withdrawals from Individual Retirement Annuities
If you have an IRA Contract (other than a Roth IRA Contract) and will be at least age 70½ during any calendar year, you may, pursuant to your IRA Contract, elect for such calendar year and successive calendar years to have distributions made to you to satisfy requirements imposed by U.S. federal income tax law. Such IRA Withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans.

If you elect to make IRA Withdrawals, we will send you a reminder notice before such IRA Withdrawals commence, and you may elect to make IRA Withdrawals at that time, or at a later date. Any IRA Withdrawals will be made at the frequency you have selected
(which may be monthly, quarterly or annually) and will commence on the start date you have selected, which must be no earlier than
30 days after the Contract Date and no later than the 28th day of the calendar month. For a day that is after the 28th day of any calendar month, the payment will be made on the first Business Day of the next succeeding month. Subject to these restrictions on timing, if you have not indicated a start date, your IRA Withdrawals will begin on the first Business Day following your Contract Date at the frequency you have selected.

At your discretion, you may request that we calculate the amount you are required to withdraw from your Contract each year based on the information you give us and the various options under the IRA Contract that you have chosen. This amount will be a minimum of
$100 per IRA Withdrawal. For information regarding the calculation and options that you have, please see the SAI, which you may request from us without charge by sending us the request form on page 47 of this prospectus. Alternatively, we will accept written instructions from you setting forth your calculation of the required amount to be withdrawn from your IRA Contract each year, also subject to the $100 minimum per IRA Withdrawal. If at any time the IRA Withdrawal amount is greater than the Accumulation
Value, we will immediately terminate the IRA Contract and promptly send you an amount equal to the Cash Surrender Value.

You may not elect to make IRA Withdrawals if you have already elected to make systematic Withdrawals. Additionally, since only one systematic Withdrawal option may be elected at a time, if you have elected to make such systematic Withdrawals, distributions thereunder must be sufficient to satisfy the mandatory distribution rules imposed by U.S. federal income tax law; otherwise, we may alter such distributions to comply with U.S. federal income tax law. You are permitted to change the frequency of your IRA
Withdrawals once per Contract Year, and you may cancel IRA Withdrawals altogether at any time by providing Notice to Us at least 7 days before the next scheduled IRA Withdrawal date to ensure such scheduled IRA Withdrawals and successive IRA Withdrawals are not effected.

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Variable Sub-account Transfers (Excessive Trading Policy)

Between the time that your right to return the Contract has expired and the date on which Annuity Payments begin, if more than one variable sub-account is available, you may transfer your Accumulation Value among the variable sub-accounts in which you are invested. See page 12. We currently do not charge you for transfers made during a Contract Year, but reserve the right to charge for each transfer after the twelfth transfer in a Contract Year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

The minimum amount that you may transfer is $100 (unless your entire Accumulation Value held in a variable sub-account is less than $100, in which case you may transfer the entire Accumulation Value in such variable sub-account regardless of the amount).
You must provide Notice to Us to make a transfer. We will determine transfer values at the end of the Business Day on which you provide Notice to Us. Transferred amounts will be reduced by Excess Transfer Charges and redemption fees, if any, imposed by the investment portfolio in which a variable sub-account invests. The transfer will be made on the same day we receive the transfer request, unless such day is not a Business Day, or we receive the transfer request after the earlier of 4 p.m. Eastern Time and the close of regular trading on the New York Stock Exchange, in which case we will make the transfer on the next succeeding Business Day.

Variable Annuity Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believed to be genuine. We may require personal identifying information to process a request for transfer made by telephone, on the Internet or by other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers
The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

Increased trading and transaction costs;
Forced and unplanned investment portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund’s ability to provide maximum investment return to all Contract Owners.

Consequently, we have adopted an Excessive Trading Policy (as described below) to prevent frequent or disruptive transfers that could otherwise adversely affect fund performance and investment returns. Accordingly, individuals and entities that use market-
timing investment strategies or make frequent transfers should not purchase the Contract.

Excessive Trading Policy
We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

Meets or exceeds our current definition of Excessive Trading, as defined below; or
Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period
(hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-
trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
Six round-trips involving the same fund within a twelve month period.

27

The following transactions are excluded when determining whether one is engaging in Excessive Trading:

Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, and Withdrawals);
Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
Purchases and sales of fund shares in the amount of $5,000 or less;
Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their
Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified,
Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic
Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive
Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of Contract Owners and fund investors and/or state or federal regulatory requirements.

If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

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Limits Imposed by the Underlying Investment Portfolios
Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the
ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a sub-account if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of shares of a fund or shares of all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies
As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract. Trading information related to a Contract Owner is shared under these agreements, as necessary, so that fund companies are able to monitor fund share trading and our implementation of our Excessive Trading Policy.
Under these agreements, the Company is required to share information regarding Contract Owner transactions, including, but not limited to, information regarding fund transfers initiated by you. In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including your name and social security number or other tax identification number.

As a result of this information sharing, a fund company may direct us to restrict a Contract Owner’s transactions if the fund determines that the Contract Owner has violated the fund’s excessive/frequent trading policy. This could include directing us to reject any allocations of Premium, or reallocations of Accumulation Value, to the fund or all funds within the fund family.

Death Benefit

The Contract provides for a Death Benefit equal to the Accumulation Value. The Death Benefit is calculated as of the date of death of any Owner (or, if the Owner is not a natural person, upon any Annuitant’s death) and payable upon our receipt of Proof of Death and all required claim forms, provided that the Accumulation Value of the Contract has not been applied to an Annuity Plan (see page 31).

IMPORTANT NOTE: The Death Benefit is still payable after the Annuity Commencement Date under the Table 2 Annuity Plan for a non-qualified Contract or Roth IRA Contract (see page 31).

IMPORTANT NOTE: For Contracts issued in Montana, the Death Benefit shall be payable within sixty days upon our receipt of
Proof of Death and all required claims forms. If the Death Benefit is not paid within thirty days from the date of our receipt of Proof of Death, interest on the Death Benefit will be payable, at the rate required by Montana law, from the thirtieth day until the Death
Benefit is paid.

Proof of Death is the documentation we deem necessary to establish death, including, but not limited to:

A certified copy of a death certificate;
A certified copy of a statement of death from the attending physician
A finding of a court of competent jurisdiction as to the cause of death; or
Any other proof we deem in our sole discretion to be satisfactory to us.

We will calculate the Death Benefit on the Business Day we receive Proof of Death. Once we have received satisfactory Proof of
Death and all required documentation necessary to process a claim, we will generally pay the Death Benefit within 7 days of such date. See page 34. We will pay the Death Benefit under a non-qualified Contract according to Section 72(s) of the Code. Only one
Death Benefit is payable under the Contract. The Death Benefit will be paid to the named Beneficiary, unless the Contract has joint
Owners, in which case any surviving Owner will take the place of, and be deemed to be, the Beneficiary entitled to collect the Death
Benefit. The Owner may restrict how the Beneficiary is to receive the Death Benefit (e.g., by requiring a lump-sum payment, installment payments or that any amount be applied to an Annuity Plan). See page 31.

Spousal Beneficiary Contract Continuation
Any surviving spouse of a deceased Owner who is a named Beneficiary (or deemed Beneficiary) has the option, but is not required, to continue the Contract under the same terms existing prior to such Owner’s death. Such election would be in lieu of payment of the
Death Benefit. Except as described in the Important Note below, the surviving spouse’s right to continue the Contract is limited by our use of the term “spouse,” as it is defined under U.S. federal law, which refers only to a person of the opposite sex who is a husband or a wife. Also, the surviving spouse may not continue the Contract if he or she is age 90 or older on the date of the Owner’s death. If the surviving spouse elects to continue the Contract, the following will apply:

29

The surviving spouse will replace the deceased Owner as the Contract Owner (and if the deceased Owner was the
Annuitant, the surviving spouse will replace the deceased Owner as the Annuitant);
The age of the surviving spouse will be used as the Owner’s age under the continued Contract;
All rights of the surviving spouse as the Beneficiary under the Contract in effect prior to such continuation election will cease;
Additional Premiums will only be allowed until the first Contract Anniversary following the original Contract Date.
All rights and privileges granted by the Contract or allowed by us will belong to the surviving spouse as Owner of the continued Contract.
Upon the death of the surviving spouse as the Owner of the Contract, the Death Benefit will be distributed to the
Beneficiary or Beneficiaries described below, and the Contract will terminate.

Payment of the Proceeds to a Spousal or Non-spousal Beneficiary Subject to any payment restrictions imposed by the Owner, the Beneficiary may decide to receive the Death Benefit:

In one lump sum or installments; or
By applying the Death Benefit to an Annuity Plan.

We will not accept any Additional Premiums following the date of the Owner’s death. The Beneficiary may receive the Death Benefit in one lump sum or installments, provided the Death Benefit is distributed to the Beneficiary within 5 years of the Owner’s death. The
Beneficiary has until 1 year after the Owner’s death to decide to apply the Death Benefit to an Annuity Plan. If the Death Benefit is
applied to an Annuity Plan, the Beneficiary will be deemed to be the Annuitant, and the Annuity Payments must:

Be distributed in substantially equal installments over the life of such Beneficiary or over a period not extending beyond the life expectancy of such Beneficiary; and
Begin no later than 1 year after the Owner’s date of death.

If we do not receive a request to apply the Death Benefit to an Annuity Plan, we will make a single sum distribution to the
Beneficiary. Unless you elect otherwise, the payment generally will be made into an interest bearing account, backed by our General
Account, which can be accessed by the Beneficiary through a draftbook feature. This account is not insured by the FDIC or any other government entity. The Beneficiary may access the Death Benefit proceeds at any time without penalty. For information on required distributions under U.S. federal income tax laws, see “Required Distributions upon Owner’s Death” below. Interest earned on amounts held in the interest bearing account may be less than interest paid on other settlement options, as we seek to make a profit on such interest bearing accounts. You may be able to earn a better return elsewhere. At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the Customer Service Center.

The Beneficiary may elect to receive the Death Benefit in payments over a period of time based on his or her life expectancy. These payments are sometimes referred to as stretch payments. Stretch payments for each calendar year will vary in amount because they are based on the Accumulation Value and the Beneficiary’s remaining life expectancy. The first stretch payment must be made by the first anniversary of the Owner’s date of death. Each succeeding stretch payment is required to be made by December 31st of each calendar year. Stretch payments are subject to the same conditions and limitations as systematic Withdrawals. See page 25. The rules for, and tax consequences of, stretch payments are complex and contain conditions and exceptions not covered in this prospectus.
You should consult a tax adviser for advice about the effect of U.S. federal income tax laws, state laws or other tax laws affecting the Contract, or any transactions involving the Contract.

Death Benefit Once Annuity Payments Have Begun
There is no Death Benefit once the Owner decides to begin receiving Annuity Payments, except under the Table 2 Annuity Plan for a non-qualified Contract or Roth IRA (see below). In the event that the Owner dies (or, in the event that the Owner is not a natural person, the Annuitant dies) before all guaranteed Annuity Payments have been made pursuant to any applicable Annuity Plan, we will continue to make the Annuity Payments until all such guaranteed payments have been made. The Annuity Payments will be paid to the Beneficiary according to the Annuity Plan at least as frequently as before the death of the Owner or Annuitant, as applicable.

30

Annuity Plans and Annuity Payments

Annuity Commencement Date
The Contract provides for Annuity Payments, so long as the Annuitant is then living. You can apply the Accumulation Value to an
Annuity Plan on any date following the first Contract Anniversary. We refer to the date on which Annuity Payments commence as the
Annuity Commencement Date.

The Annuity Commencement Date can be no later than the January 1st on or next following the Annuitant’s 90th birthday (which date we refer to as the Maximum Annuity Commencement Date), unless we agree to a later date. If you do not select a date, the Annuity
Commencement Date will be the Maximum Annuity Commencement Date.

The Annuity Plans
You may elect one of the Annuity Plans described in Table 1 or Table 2 below. In addition, you may elect another Annuity Plan we may be offering thirty days prior to the Annuity Commencement Date, the latest date by which you must provide your election. You may change Annuity Plans at any time before the Annuity Commencement Date by providing at least 30 days prior Notice to Us. The
Annuity Plan may not be changed once Annuity Payments begin.

TABLE 1:
On or Before the Maximum Annuity Commencement Date
Payments for a Period Certain
è Annuity Payments are made in equal installments for a fixed number of years. The number of years cannot be less than 10 nor more than 30, unless otherwise required by applicable law.
Payments for Life with a Period Certain
è Annuity Payments are made for a fixed number of years and as long thereafter as the Annuitant is living. The number of years cannot be less than 10 nor more than 30, unless otherwise required by applicable law.
Life Only Payments
è Annuity Payments are made for as long as the Annuitant is living.
Joint and Last Survivor Life Payments
è Annuity Payments are made for as long as either of two Annuitants is living.

TABLE 2:
ONLY on the Maximum Annuity Commencement Date
¡ IMPORTANT NOTE: This annuity payout option is designated as the default Annuity Plan under your Contract, as applicable, if you do not elect an Annuity Plan.
Payments for Life with Surrender Right and Death Benefit
è If your Contract is a non-qualified Contract or Roth IRA Contract, Annuity Payments are made for as long as the Annuitant is living.
Automatic Required Minimum Distribution Option
è If your Contract is a Traditional IRA Contract, periodic payments are made for as long as the Annuitant is living.

Annuity Plan Comparison Chart
					Payments for	Automatic
Key:		Payments for		Joint and Last	Life with	Required
	Payments for a		Life Only
ü= permitted	Period Certain	Life with a	Payments	Survivor Life	Surrender Right	Minimum
û= not permitted		Period Certain		Payments	and Death	Distribution
					Benefit	Option

Select another Annuity Plan after	û	û	û	û	û	ü
the Annuity Commencement Date

Monthly, quarterly, annual and	ü	ü	ü	ü	ü	ü
semi-annual Annuity Payments

Change the frequency of the	û	û	û	û	û	ü
Annuity Payments

Withdrawals after the Annuity	û	û	û	û	û	ü
Commencement Date

Surrender of the Contract after the	û	û	û	û	ü	ü
Annuity Commencement Date

Accumulation Value remains	û	û	û	û	ü	ü
allocated to variable sub-accounts

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Annuity Payments
Annuity Payments are periodic payments made by us to you, or subject to our consent in the event the payee is not a natural person, to a payee designated by you. Annuity Payments will be made to the Owner, unless you provide Notice to Us directing otherwise. Any change in payee will take effect as of the date we receive Notice to Us.

For Table 1 Annuity Plans, Annuity Payments are fixed and we determine the amount of such Annuity Payments on the Annuity
Commencement Date as follows:

Accumulation Value

è Minus any premium tax that may apply
è Multiplied by the applicable payment factor, which depends on:
¡The Annuity Plan;
¡The frequency of Annuity Payments;
¡The age of the Annuitant (and gender, where appropriate under applicable law); and
¡A net investment return of 1.0% is assumed (we may pay a higher rate at our discretion).

We use the Annuity 2000 Mortality Tables. Portions of the tables relevant to each Annuity Plan are set forth in the Contract for illustration purposes. You can obtain information more specific to your Contract by contacting our Customer Service Center. Contact information for the Customer Service Center appears on page 1.

Under the Annuity Plan that provides for life only payments, if the Minimum Guaranteed Withdrawal Benefit is still in effect (see page 19) on the Annuity Commencement Date, we will pay the greater amount of:

The Annuity Payments (as determined per the above calculation); and
The Maximum Annual Withdrawal (see page 21).

For Table 2 Annuity Plans:

If your Contract is a non-qualified Contract or Roth IRA Contract, Annuity Payments are variable and we determine the amount of such Annuity Payments, on an annual basis beginning on the December 31 that precedes the maximum Annuity Commencement
Date (and on each December 31 thereafter), as follows:

Accumulation Value

è Divided by the life expectancy of the Annuitant, which depends on:
¡The age of the Annuitant, as determined pursuant to the Single Life Expectancy Table under Treasury
Regulation Section 1.401(a)(9)-9.

If your Contract is a Traditional IRA Contract, Annuity Payments are variable and we determine the amount of such periodic payments, on an annual basis beginning on the December 31 that precedes the maximum Annuity Commencement Date (and on each
December 31 thereafter), as follows:

Accumulation Value

è Plus the actuarial present value of the Minimum Guaranteed Withdrawal Benefit; and
¡This present value is determined pursuant to Treasury Regulation Section 1.401(a)(9)-6, Q&A 12.
è Divided by the distribution period, which depends on:
¡The age of the Annuitant, as determined pursuant to the Uniform Lifetime Table under Treasury
Regulation Section 1.401(a)(9)-9.

Under the Table 2 Annuity Plans, if the Minimum Guaranteed Withdrawal Benefit is still in effect (see page ) on the Annuity Commencement Date, we will pay the greater amount of:

The Annuity Payments (as determined per the above calculation); and
The Maximum Annual Withdrawal (see page 21), as determined beginning with the Contract Anniversary that is the maximum Annuity Commencement Date.

If the Accumulation Value is less than $2,000 on the Annuity Commencement Date, we will pay such amount in a single lump-sum payment. We will make the Annuity Payments in monthly installments, unless you deliver Notice to Us directing us to pay at a different frequency. If any day that an Annuity Payment is thereafter scheduled to be paid is not a Business Day (e.g., a weekend, or

32

the day does not exist in the given month), such Annuity Payment will be paid on the next Business Day. Each Annuity Payment must be at least $20.

We reserve the right in the Contract to make the Annuity Payments less frequently, as necessary, to make the Annuity Payments equal to at least $20. We may also change the $2,000 and $20 minimums, if allowed by law, based upon increases reflected in the
Consumer Price Index for All Urban Consumers (CPI-U) since September 1, 2009. The MGWB terminates, once you begin to receive
Annuity Payments under an Annuity Plan.

The Annuity Payments received under an Annuity Plan through the Contract will not be less than the payments that would be provided from the application of the Cash Surrender Value to a single premium immediate annuity under the same Plan offered by us on the
Annuity Commencement Date.

Upon application of the Accumulation Value to an Annuity Plan, unless you are eligible for and elect a Table 2 Annuity Plan for non-
qualified Contracts, the Contract will terminate and will cease to have any further value other than as provided under the Annuity Plan you elected.

¡ IMPORTANT NOTE: For Contracts issued in New York, Annuity Payments at the time of commencement will not be less than those that would otherwise be provided by the application of an amount to purchase any single premium immediate annuity offered by us at the time to the same class of Annuitants. If no single premium immediate annuity is offered by us at the time Annuity Payments under the Contract would otherwise commence, such Annuity Payments will not be less than those that would otherwise by provided by applying reasonable current market single premium immediate annuity rates to the same amount.

Death of the Annuitant
In the event the Annuitant dies on or after the Annuity Commencement Date, but before all Annuity Payments have been made pursuant to the applicable Annuity Plan, we will continue the Annuity Payments until all guaranteed Annuity Payments have been made. The Annuity Payments will be paid at least as frequently (and at least as rapidly) as before the Annuitant’s death until the end of any guaranteed period certain. We may require satisfactory proof of death in regard to the Annuitant before continuing the Annuity
Payments.

Under the Table 2 Annuity Plan for a non-qualified Contract or Roth IRA Contract, so long as the MGWB is not in the Lifetime
Automatic Periodic Benefit Status (see page 23), the Beneficiary will be entitled to the Death Benefit (see page 29) according to one of the following:

In a lump sum on or before the end of the calendar year in which the Annuitant’s death occurs; or
Periodic payments, in the same frequency and at least as rapidly as under this Annuity Plan at the time of death, equal to, on an annual basis as determined on the December 31 immediately preceding the Contract Year in which the payments will be made, the Accumulation Value divided by the remaining life expectancy of the Annuitant at the time of death (or the life expectancy of the Beneficiary at the time of the Annuitant’s death if shorter).

¡Life expectancy is determined pursuant to the Single Life Table under Treasury Regulation Section
1.401(a)(9)-9.

On each December 31 following the first periodic payment of the Death Benefit (the amount of which is determined as per the above), we will recalculate the periodic payment using the remaining Accumulation Value and the life expectancy factor used in calculating the amount of the prior periodic payment reduced by one.

Other Important Information

Reports to Contract Owners
We will confirm purchase, transfer and Withdrawal transactions usually within 5 Business Days of processing any such transaction.
At least once a year, we will send you, without charge, a report showing the current Accumulation Value and Cash Surrender Value, as well as amounts deducted from, or added to, the Accumulation Value since the last report. This report will show your allocation of the Accumulation Value among the variable sub-accounts, as well as any other information that is required by law or regulation. We may also send you a quarterly statement showing these same values as of the end of the calendar quarter.

In addition, we will provide you with any other reports, notices or documents that we are required by applicable law to furnish to you.
We will send these reports to you at your last known address within 60 days after the report date. Upon your request, we will provide additional reports, but we reserve the right in the Contract to access a reasonable charge for each such additional report.

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Suspension of Payments
We reserve the right to suspend or postpone the date of any payment or determination of any value under the Contract, beyond the 7 permitted days by applicable law, on any Business Day when:

The New York Stock Exchange is closed for trading; or
An emergency exists as determined by the SEC so that the sale of securities held in Variable Annuity Account B may not reasonably occur or so that the Company may not reasonably determine the value of Variable Annuity Account
B’s net assets; or

During such times, we may delay:

Determination and payment of the Cash Surrender Value (see page 25);
Determination and payment of the Death Benefit (see page 29);
Allocation changes to the Accumulation Value; or
Application of the Accumulation Value under an Annuity Plan (see page 31).

For contracts issued in Florida, deferred payments will include interest that is required by applicable law.

Misstatement Made by Owner in Connection with Purchase of this Contract
We may require proof of the age and sex of the person upon whose life certain benefit payments are determined (i.e., the Death
Benefit or Annuity Payments). If the Owner misstates the age or sex of a person in connection with the purchase of the Contract, we reserve the right in the Contract to adjust (either upward or downward) these payments based on the correct age or sex. If an upward adjustment to your benefit payment is required, we will include an amount in your next benefit payment representing the past underpayments by us, with interest credited at a rate of 1.5% annually (where permitted). If a downward adjustment to your benefit payment is required, we will make a deduction from future benefit payments until the past overpayments by us, plus interest at 1.5%
annually (where permitted), has been repaid in full by you.

We reserve the right in the Contract (where permitted) to void the Contract and return the Cash Surrender Value in the event of any material misrepresentation made by the Owner in connection with the purchase of the Contract.

Insurable Interest
We require the Owner of the Contract to have an Insurable Interest in the Annuitant. Insurable Interest means the Owner has a lawful and substantial economic interest in the continued life of a person. An Insurable Interest does not exist if the Owner’s sole economic interest in the Annuitant arises as a result of the Annuitant’s death. A natural person is presumed to have an Insurable Interest in his or her own life and is generally considered to have an Insurable Interest in his or her spouse and family members. State statutory and case law have established guidelines for circumstances in which an Insurable Interest is generally considered to exist:

Relationships between parent and child, brother and sister, and grandparent and grandchild; and
Certain business relationships and financial dependency situations (e.g., uncle has Insurable Interest in nephew who runs the uncle’s business and makes money for the uncle).

The above list is not comprehensive, but instead contains some common examples to help illustrate what it means for the Owner to have an Insurable Interest in the Annuitant. You should consult your agent/registered representative for advice on whether the Owner of the Contract would have an Insurable Interest in the Annuitant to be designated.

An Insurable Interest must exist at the time we issue the Contract. In purchasing the Contract, you will represent and acknowledge that you, as the Owner, have an Insurable Interest in the Annuitant. We require the agent/registered representative to confirm on the application that the Owner has an Insurable Interest in the Annuitant. We also require that any new Owner after issuance of the
Contract to have an Insurable Interest in the Annuitant. We will seek to void the Contract if we discover that it was applied for and issued (or ownership was transferred) based on misinformation, or information that was omitted, in order to evade state Insurable
Interest and other laws enacted to prevent an Owner from using the Contract to profit from the death of a person in whom such Owner does not have an Insurable Interest.

Assignment
You may assign a non-qualified Contract as collateral security for a loan or other obligation. This kind of assignment is not a change of ownership. But you should understand that your rights, and those of any Beneficiary, are subject to the terms of the assignment.
To make, modify or release an assignment, you must provide Notice to Us. Your instructions will take effect as of the date you sign the Notice to Us , unless you specify otherwise, subject to any payments we make or actions we take prior to our receipt of such
Notice to Us. We require written consent of an Irrevocable Beneficiary before your instructions will take effect. An assignment likely

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has U.S. federal tax consequences. You should consult a tax adviser for tax advice. We are not responsible for the validity, tax consequences or other effects of any assignment you choose to make.

Contract Changes
We have the right to amend, make changes to or modify the Contract if required by law, including any amendment, change or modification necessary to continue to qualify such Contract as an annuity contract under applicable law. Any such amendment, change or modification must be in writing. An Endorsement added to comply with applicable law does not require your consent but is subject to regulatory approval. Any such amendments, changes or modifications will apply uniformly to all contracts affected.

Right to Examine and Return this Contract
For a prescribed period, you may return the Contract for any reason or no reason at all, which we refer to as the Right to Examine and
Return this Contract. Subject to the state requirements specified in the table below, you may return the Contract within 10 days of your receipt of it, and you have up to 30 days if the Contract was issued as a replacement contract. If so returned, we will promptly pay you the Accumulation Value plus any charges we have deducted.

Contract	Days for New Purchase	Days for Replacement Purchase
Issue State	and Amount Returned	and Amount Returned
Arizona	10 days or 30 days if age 65 or older	30 days
	Accumulation Value plus any charges deducted	Accumulation Value plus any charges deducted
	Under Age 60: 10 days, Accumulation Value plus	Under Age 60: 30 days, Accumulation Value plus
	any charges deducted	any charges deducted
California
	Age 60 or Older: 30 days, Premium paid, less any	Age 60 or Older: 30 days, Premium paid, less any
	Withdrawals*	Withdrawals*
Connecticut	10 days	Same
Accumulation Value plus any charges deducted
Delaware	10 days	20 days
	Accumulation Value plus any charges deducted	Premium paid, less any Withdrawals
District of	10 days	Same
Columbia	Premium paid, less any Withdrawals
Florida	14 days	Same
Premium paid less any Withdrawals
Iowa	10 days	Same
Premium paid, less any Withdrawals
Illinois	10 days	Same
Accumulation Value plus any charges deducted
Nevada	10 days	10 days
	Premium paid, less any Withdrawals	Premium paid, less any Withdrawals
New York	10 days	60 days
	Accumulation Value plus any charges deducted	Accumulation Value plus any charges deducted
North Dakota	20 days	Same
Accumulation Value plus any charges deducted
South Dakota	10 days
	Accumulation Value plus any charges deducted	Same

*For Contracts issued in California, if you are age 60 or older on the date the application was signed, you may direct us to allocate your premium to investment option(s) other than the Specially Designated Variable Sub-account during this period. In this case, if so returned, we will pay you the Accumulation Value plus any charges we have deducted.

If you decide to return the Contract, you must deliver it to:

To us at our Customer Service Center (the address is specified on page 1); or
To your agent/registered representative.

We do not retain any investment gain associated with a Contract that is returned. If the state in which your Contract was issued requires us to pay the Accumulation Value (plus any charges deducted) in the event that your return it, this amount may be greater or less than the Premiums paid. For the states noted above in which we pay the amount of the Premiums paid if you return the Contract, your investment will not be subject to any market risk until the Right to Examine and Return this Contract expires. We may, in our discretion, require that, until your Right to Examine and Return this Contract expires, the Premium be allocated to the ING Money
Market Portfolio. In the event that your right to return the Contract has expired and you decided to keep it, any Premium we required

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to be allocated to the ING Money Market Portfolio will be transferred to the variable sub-accounts chosen by you based on the
Accumulation Value next computed.

Non-Waiver
We may, in our discretion, elect not to exercise a right, privilege or option under the Contract. Such election will not constitute our waiver of the right to exercise such right, privilege or option at a later date, nor will it constitute a waiver of any provision of the
Contract.

Special Arrangements
We may reduce or waive any Contract fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 is the principal underwriter and distributor of the Contract, as well as of contracts issued by our affiliate, ING USA Annuity and Life Insurance Company. Directed
Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc., or FINRA.

Directed Services LLC does not retain any commissions or compensation that we pay to it for Contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products, which representatives we refer to as selling firms.
Selling firms are also registered with the SEC and are FINRA member firms.

The following selling firms are affiliated with the Company and have entered into selling agreements with Directed Services LLC for the sale of our variable annuity contracts:

·	ING Financial Advisers, LLC
·	ING Financial partners, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to such selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by the Owners of the
Contract or Variable Annuity Account B. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of Premium payments. Selling firms may receive commissions of up to 0.25 % of Premium. In addition, selling firms may receive ongoing annual compensation of up to 0.25 % of all, or a portion, of the values of Contracts sold through such selling firm. Individual representatives may receive all or a portion of the compensation paid to their selling firm, depending on such selling firm’s practices. Commissions and annual compensation, when combined with additional compensation or reimbursement of expenses (as more fully described below), could exceed 0.25 % of Premium.

Directed Services LLC has special compensation arrangements with certain selling firms based on such firms’ aggregate or anticipated sales of the Contracts or other specified criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

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Marketing/distribution allowances which may be based on the percentages of Premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the calendar year;
Loans or advances of commissions in anticipation of future receipt of Premiums (i.e., a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of the
Contract;
Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of Contracts; and
Additional cash or non-cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2010, received the most total dollars of compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked from greatest to least aggregate compensation:

1.
. Morgan Stanley Smith Barney LLC

2.	LPL Financial Corporation
3.	Merrill Lynch, Pierce, Fenner & Smith, Inc.
4.	ING Financial Partners Inc.
5.	Wells Fargo Advisors, LLC
6.	UBS Financial Services Inc.
7.	ING Financial Advisers, LLC
8.	Raymond James Financial Services Inc.
9.	Multi-Financial Securities Corporation
10.	Wells Fargo Advisors, LLC (Bank Channel)
11.	National Planning Corporation
12.	Securities America Inc.
13.	Financial Network Investment Corporation

14.	ING Financial Partners, Inc. CAREER
15.	Wells Fargo Investments LLC
16.	Woodbury Financial Services Inc.
17.	Morgan Keegan and Company Inc.
18.	Wells Fargo SEC, LLC
19.	First Allied Securities Inc.
20.	Chase Investment SVCS Corp.
21.	Royal Alliance Associates Inc.
22.	SII Investments Inc.
23.	Wells Fargo Advisors Financial Network, LLC
24.	Centaurus Financial Inc.
25.	PrimeVest Financial Services Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of Premiums and/or a percentage of

37

Accumulation Value. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide such selling firm or registered representative a financial incentive to promote our products, such as the Contract, over those of another company, and may also provide a financial incentive to promote one of our contracts over another, such as the Contract.

Voting Rights
We will vote the shares of an underlying investment portfolio owned by Variable Annuity Account B according to your instructions.
However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a trust in our own right, we may decide to do so without consulting you.

We determine the number of shares that you have in a variable sub-account by dividing the Contract’s Accumulation Value in that variable sub-account by the net asset value of one share of the underlying investment portfolio in which a variable sub-account invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that variable sub-
account. We will also vote shares we hold in Variable Annuity Account B that are not attributable to Contract Owners in the same proportion. The effect of proportional voting is that a small number of Contract Owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of Connecticut. We are also subject to the insurance laws and regulations of all jurisdictions in which we do business. The Contract offered by this prospectus has been approved where required by such jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business to allow regulators to assess our solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any current or pending legal proceedings that involve Variable Annuity Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of its business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the Contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed
Services LLC is not involved in any legal proceeding that in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

United States Federal Income Tax Considerations

Introduction
The Contract is designed to be treated as an annuity for U.S. federal income tax purposes. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated Beneficiary, as applicable) may influence the U.S. federal taxation of amounts held, or paid out, under the Contract;
Tax laws change. It is possible that a change in the future could retroactively affect contracts issued in the past, including your Contract;
This section addresses some, but not all, applicable U.S. federal income tax rules and does not discuss U.S. federal estate and gift tax implications, state and local taxes, taxes of any foreign jurisdiction or any other tax provisions; and
No assurance can be given that the Internal Revenue Service, or IRS, would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

38

The information provided herein is not tax advice. For advice about the effect of U.S. federal income tax laws affecting the Contract, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract, you should consult a tax adviser.

Types of Contracts: Non-Qualified and Qualified
Non-qualified annuity contracts are purchased with after-tax money to save money for retirement in exchange for the right to receive annuity payments for either a specified period of time or over the lifetime of an individual. Qualified annuity contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from retirement plans, pre-tax contributions to
Individual Retirement Annuities (“IRA”) or after-tax contributions to a Roth IRA that are intended to qualify for special favorable income tax treatment under Section 408 or 408A of the Code, respectively.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of premiums paid into a non-qualified annuity contract.

Taxation of Gains Prior to Distribution
Section 72 of the Code governs the general U.S. federal income taxation of annuity contracts. If the owner of a non-qualified annuity contract is a natural person (e.g., an individual), generally such owner will not be taxed on increases in the value of his or her non-qualified contract until a distribution occurs or until annuity payments begin. An agreement to assign or pledge any portion of the contract’s value generally will be treated as a distribution. To be eligible to defer U.S. federal income taxation on the increases in the value of the contract, each of the following requirements must be satisfied.

1.	Diversification. Section 817(h) of the Code requires that the investments of the funds that comprise a separate account in a variable annuity contract be “adequately diversified” in order for a non-qualified contract to qualify as an annuity contract under U.S. federal income tax law. Variable Annuity Account B, through its funds, intends to comply with the diversification requirements prescribed by Section 817(h) of the Code and Treasury regulation section 1.817-5, and any rulings made thereunder, which affect how the assets of the various funds in Variable Annuity Account B may be invested. If your Contract does not satisfy the applicable diversification requirements because Variable Annuity Account
B’s funds fail to be, or remain, adequately diversified, we will take appropriate steps to bring your Contract into compliance with applicable law, regulations and rulings. We reserve the right to modify your Contract as necessary to satisfy such diversification requirements.

2.	Investor Control. Although earnings under non-qualified annuity contracts generally are not taxed until withdrawn, the
IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if such contract owner possesses incidents of investment control over such assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which variable contract owners could direct their investments among sub-
accounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts, such as the Contract. Therefore, the Company reserves the right to modify your Contract as necessary to prevent you from being considered the owner of a pro rata share of the assets of Variable Annuity
Account B for U.S. federal income tax purposes.

3.	Required Distributions. To be treated as an annuity contract for U.S. federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how the owner’s interest will be distributed in the event of the owner’s death. As a result, your Contract contains certain provisions that are intended to comply with these
Code requirements.

Different distribution requirements apply if the contract owner’s death occurs:

After he or she begins receiving annuity payments under the contract; or
Before he or she begins receiving such distributions.

If the contract owner’s death occurs after he or she begins receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of such contract owner’s death.

If the contract owner’s death occurs before he or she begins receiving annuity payments, such contract owner’s entire balance must be distributed within five years after the date of his or her death. For example, if the contract owner died on September 1, 2010, his or her entire balance must be distributed by August 31, 2015. However, if distributions begin within one year of such contract owner’s death, then payments may be made over either of the following two timeframes:

39

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Under the terms of the Contract, if the designated Beneficiary is your spouse, your Contract may be continued after your death with the surviving spouse as the new Contract Owner.

There are currently no regulations interpreting these Code requirements; however, if such requirements are clarified by regulation or otherwise, we will review the distribution provisions in your Contract and, if necessary, modify them to assure that such provisions comply with the applicable requirements.

4.	Owners of Non-Qualified Contracts That Are Not Natural Persons. If the owner of a non-qualified annuity contract is not a natural person, such contract generally is not treated as an annuity for U.S. federal income tax purposes and any income on such contract during the applicable taxable year is taxable as ordinary income. The income on the contract during the applicable taxable year is equal to any increase in the contract’s value over the “investment in the contract”
(generally, the premiums or other consideration paid for such contract less any nontaxable withdrawals) during such taxable year. There are certain exceptions to this rule, and a non-natural person considering an investment in the
Contract should consult with its tax adviser prior to purchasing the Contract. If the Contract Owner is not a natural person and the primary Annuitant dies, the same rules apply on the death of the primary Annuitant as outlined above for the death of a Contract Owner.

When the contract owner is a non-natural person, a change in the annuitant is treated as the death of such contract owner.

5.	Delayed Annuity Starting Date. If the date on which annuity payments begin under a non-qualified annuity contract occurs, or is scheduled to occur, at a time after the annuitant has, or will have, reached an advanced age (e.g., after age
95), it is possible that such contract will not be treated as an annuity for U.S. federal income tax purposes. In that event, the income and gains under such contract could be currently includible in the contract owner’s taxable income.

Taxation of Distributions

General. When a withdrawal from a non-qualified annuity contract occurs, the amount received will be treated as ordinary income, subject to U.S. federal income tax, up to an amount equal to the excess, if any, of the contract’s value immediately prior to the distribution over the contract owner’s investment in the contract at such time. Investment in the contract generally is equal to the amount of all premiums paid into the contract, plus amounts previously included in taxable income as a result of certain loans, assignments, pledges and gifts, less the aggregate amount of non-taxable distributions previously made under such contract.

In the case of a surrender of a non-qualified annuity contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in such contract (i.e., the cost basis).

10% Penalty Tax. A distribution from a non-qualified annuity contract may be subject to a U.S. federal tax penalty equal to
10% of the amount treated as income. In general, however, there is no penalty on distributions from non-qualified contracts if such distributions are:

Made on or after the taxpayer reaches age 59½;
Made on or after the death of the contract owner (or the annuitant, if the contract owner is a non-natural person);
Attributable to the taxpayer’s becoming “disabled,” as defined in the Code;
made as part of a series of substantially equal periodic payments (which payments are made at least annually) over the life or the life expectancy of the taxpayer, or the joint lives or joint life expectancies of the taxpayer and his, her or its designated beneficiary; or
Allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an “immediate annuity,” as defined in the Code. Other exceptions may be applicable under certain circumstances, and special rules may be applicable in connection with the exceptions listed above. You should consult a tax adviser with regard to whether any distributions from your Contract meet the exceptions from the 10% penalty tax as provided in the Code.

Tax-Free Exchanges. Section 1035 of the Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax adviser regarding the procedures for making a Section 1035 exchange.

40

If your Contract is acquired through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to
August 14, 1982, then any distributions from your Contract, other than Annuity Payments, will be treated, for U.S. federal income tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into your
Contract;
Second, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Third, from any remaining “income on the contract”; and
Fourth, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another annuity contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (annuitizations) from either an original contract or a new contract during the 12-month period following the partial exchange may retroactively negate the tax-free treatment of the partial exchange. If this occurs, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract. Furthermore, if the partial exchange occurred prior to the contract owner reaching age 59½, the contract owner may be subject to an additional 10% tax penalty. A taxable event may be avoided if certain requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance companies administer, recognize or report, for U.S. federal income tax purposes, Section 1035 exchanges and partial exchanges and what the ultimate tax treatment may be by the IRS. You should consult with your tax adviser with respect to any proposed Section
1035 exchange or partial exchange prior to proceeding with any such transaction with respect to your Contract.

Tax Consequences of the MGWB. Except as otherwise noted below, when a Withdrawal from a non-qualified annuity contract occurs under a minimum guaranteed withdrawal provision of your Contract, the amount you receive will be treated as ordinary income subject to U.S. federal income tax up to an amount equal to the excess, if any, of the Contract’s value (unreduced by the amount of any deferred sales charge) immediately before the distribution over your investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract, plus amounts previously included in your gross income as the result of certain loans, assignments and gifts, less the aggregate amount of non-taxable distributions you previously made from your Contract. For non-qualified contracts, the income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB provisions of your contract could increase the applicable Contract value. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of the minimum guaranteed withdrawal provisions after your Contract’s value has been reduced to zero may be subject to the exclusion ratio rules under Section 72(b) of the Code for U.S. federal income tax purposes.

Payments of the Maximum Annual Withdrawal under the Table 2 Annuity Plans (see page 31) are designed to be treated as Annuity
Payments for withholding and tax reporting purposes. A portion of each such Annuity Payment is generally not taxed as ordinary income, and the remainder is taxed as ordinary income. The non-taxable portion of the Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of
Annuity Payments. Any Withdrawals in addition to the Annuity Payments of the Maximum Annual Withdrawal, if permitted, constitute Excess Withdrawals, causing a pro rata reduction of the MGWB Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to U.S. federal income tax as ordinary income.

Taxation of Annuity Payments. Although the U.S. federal income tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment generally is not taxed as ordinary income, while the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment generally is determined in a manner that is designed to allow the contract owner to recover his, her or its investment in the annuity contract ratably on a tax-free basis over the expected stream of annuity payments when annuity payments begin. Once the investment in such contract has been fully recovered, the full amount of each subsequent annuity payment will be subject to tax as ordinary income.

41

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010.
The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Pending the issuance of clarifying guidance, the application of this law change is unclear. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from an annuity contract, such as the Contract, because of the contract owner’s death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as annuity payments. As discussed above, the Code contain special rules that specify how the contract owner’s interest in a non-qualified contract will be distributed and taxed in the event of the contract owner’s death.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified annuity contract, the selection of certain annuity dates or the designation of an annuitant or payee other than a contract owner may result in certain tax consequences that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. You should consult your tax adviser regarding the potential tax effects of any transfer, pledge, assignment, or designation or exchange of your Contract or any portion of your Contract value.

Immediate Annuities. Under Section 72 of the Code, an “immediate annuity” means an annuity (i) that is purchased with a single premium, (ii) with annuity payments starting within one year from the date of purchase, and (iii) that provides a series of substantially equal periodic payments made at least annually. Your Contract is not designed as an immediate annuity. If your
Contract were treated as an immediate annuity, it could affect the U.S. federal income tax treatment of your Contract with respect to
(a) the application of certain exceptions from the 10% early Withdrawal penalty, (b) ownership, if the Owner is not a natural person, and (c) certain exchanges.

Multiple Contracts. U.S. federal income tax laws require that all non-qualified annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under your
Contract unless the intended recipient of the distribution notifies us at or before the time of such distribution that the recipient elects not to have any amounts withheld. Withholding is mandatory, however, if the intended recipient of such distribution fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic Annuity Payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments.
Regardless of whether you elect to have U.S. federal income tax withheld, you are still liable for payment of U.S. federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to their residents.
Generally, an election out of federal withholding will also be considered an election out of state withholding. In some state, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our customer service center. Contact information appears on page 1.

If you or your designated Beneficiary is a non-resident alien, withholding is governed by Section 1441 of the Code based on your or your designated Beneficiary’s citizenship, country of domicile and treaty status, and we may require additional documentation or information prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified annuity contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from retirement plans, pre-tax contributions to IRA or after-tax contributions to a Roth IRA that are intended to qualify for special favorable income tax treatment under Sections 408 or 408A of the Code, respectively. The ultimate effect of U.S. federal income taxes on the amounts held under a qualified contract, or on annuity payments from a qualified contract, depends on the type of qualified contract and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified retirement plan in order to continue receiving favorable tax treatment.

42

Under U.S. federal income tax laws, earnings on amounts held in qualified annuity contracts used as an IRA or Roth IRA generally are not taxed until they are withdrawn. It is not necessary, however, to purchase a qualified contract to obtain the favorable tax treatment accorded to an IRA or Roth IRA under Sections 408 or 408A of the Code, respectively. A qualified contract, therefore, does not provide any tax benefits beyond the deferral already available to an IRA or Roth IRA under the Code. Qualified contracts do provide other features and benefits (such as guaranteed living benefits and/or Death Benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss the alternatives available to you with your financial adviser, taking into account the additional fees and expenses you may incur in purchasing a qualified contract, such as the Contract.

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; and (iv)
certain other specified circumstances. Some qualified contracts may be subject to additional distribution or other requirements that are not incorporated into your Contract. No attempt is made to provide more than general information about the use of this Contract as a qualified contract. Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the retirement plans or programs themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict any language of the Contract, unless we consent to be so bound.

Contract Owners and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should consult your legal and tax advisers regarding the suitability of the Contract for your particular situation.

Tax Deferral
The following discussion assumes that a qualified contract is purchased with premium payments that are comprised solely of proceeds from retirement plans, pre-tax contributions to IRA or after-tax contributions to a Roth IRA that are intended to qualify for special favorable income tax treatment under Sections 408 or 408A of the Code, respectively.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. IRAs are subject to limits on (i) the amounts that can be contributed,
(ii) the deductible amount of the contribution and (iii) the time when distributions can begin. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish Simplified Employee
Pension (“SEP”) plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA, you may not make another tax-free rollover from the IRA within a one-year period. You should be aware that sales of the Contract for use with IRAs may be subject to special requirements imposed by the IRS.

The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s Death Benefit provisions comply with IRS qualification requirements. You should consult with your tax adviser in connection with purchasing the Contract as an IRA.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a
Roth IRA are not deductible, are subject to certain limitations and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a one-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which such conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements imposed by the IRS. The IRS has not reviewed the
Contract described in this prospectus for qualification as a Roth IRA and has not addressed, in a ruling of general applicability, whether the Contract’s Death Benefit provisions comply with IRS qualification requirements. You should consult with your tax adviser in connection with purchasing the Contract as a Roth IRA.

Contributions
In order to be excludable from gross income for U.S. federal income tax purposes, total annual contributions to certain qualified contracts are limited by the Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

43

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from your Contract including
Withdrawals, Annuity Payments, rollovers, exchanges and Death Benefit proceeds. We report the taxable portion of all distributions to the IRS.

Individual Retirement Annuities. All distributions from an IRA are taxed when received unless either one of the following is true:

The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Code; or
The IRA owner made after-tax contributions to the IRA (e.g., Roth). In this latter case, the distribution will be taxed according to the rules detailed in the Code.

The Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

The IRA owner has attained age 59½;
The IRA owner has become “disabled,” as defined in the Code;
The IRA owner has died and the distribution is to the beneficiary of such IRA;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Code;
The distribution is made due to an IRS levy upon the IRA owner’s plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, for a qualified first-time home purchase or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution that is both:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to the
Roth IRA’s owner; and

(a) Made after the Roth IRA owner (i) attains age 59½, (ii) dies, or (iii) becomes “disabled,” as defined in the Code, or
(b) Is for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions that is not taxable and then as taxable accumulated earnings.

The Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have been met. In general, the exceptions from imposition of the 10% penalty on distribution from an IRA listed above also apply to a distribution from a Roth IRA. The 10% penalty tax is also waived on a distribution made from a Roth
IRA to pay for health insurance premiums for certain unemployed individuals, for a qualified first-time home purchase or for higher education expenses.

Lifetime Required Minimum Distributions (IRAs only). To avoid certain tax penalties, you and any designated
Beneficiary must also meet the minimum distribution requirements imposed by the Code. These rules may dictate the following:

The start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

44

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from your Contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated Beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated
Beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Section
401(a)(9) of the Code. The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

Required Distributions upon Death (IRAs and Roth IRAs Only). Different distribution requirements apply to qualified contacts after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after you begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Section 401(a)(9) of the Code provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under your Contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on
September 1, 2010, your entire balance must be distributed to the designated Beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated
Beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated Beneficiary; or
Over a period not extending beyond the life expectancy of the designated Beneficiary.

Start Dates for Spousal Beneficiaries. If the designated Beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated Beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of your death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated Beneficiary is the Contract Owner’s surviving spouse, the spousal Beneficiary may elect to treat the
Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse will be deemed to have made such an election if the surviving spouse makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the Contract are generally subject to withholding. U.S. federal income tax liability rates vary according to the type of distribution and the recipient’s tax position.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated Beneficiary is a non-resident alien, then any withholding is governed by
Section 1441 of the Code based on your or your designated Beneficiary’s citizenship, country of domicile and treaty status, and we may require additional documentation prior to processing any requested information.

45

Assignment and Other Transfers

IRAs and Roth IRAs. The Code does not allow a transfer or assignment of your rights under the IRA Contracts or Roth
IRA Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in such a
Contract to persons other than your spouse incident to a divorce. You should consult your tax adviser regarding the potential tax effects of such a transaction if you are contemplating such an assignment or transfer.

Possible Changes in Taxation
Although the likelihood of changes in tax legislation, regulation, rulings and other interpretations thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by such means. It is also possible that any such change could be retroactive (i.e., effective before the date of the change). You should consult a tax adviser with respect to legislative and regulatory developments and their potential effects on the Contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under
Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to Variable Annuity Account B to increase reserves under the Contracts. Because of this, under existing U.S. federal tax law, we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to Variable Annuity Account B will be first used to reduce any income taxes imposed on such separate account before being used by the Company.

In summary, we do not expect that we will incur any U.S. federal income tax liability attributable to Variable Annuity Account B and we do not intend to make any provision for such taxes. However, changes in U.S. federal tax laws and/or the interpretation thereof may result in our being taxed on income or gains attributable to Variable Annuity Account B. In this case, we may impose a charge against Variable Annuity Account B (with respect to some or all of the Contracts) to set aside provisions to pay any such taxes. We may deduct this amount from Variable Annuity Account B, including from your Accumulation Value invested in the variable sub-
accounts.

46

Please tear off, complete and return the form below to request, free of charge, a Statement of Additional Information for the
Contract offered under this prospectus. Send the completed form to our Customer Service Center at
P.O. Box 10450, Des Moines, IA, 50306-0450.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR VARIABLE ANNUITY ACCOUNT B, ING express RETIRMENT VARIABLE ANNUITY (333-167182). Please Print or Type:

_________________________________________________ Name _________________________________________________ Street Address _________________________________________________ City, State, Zip

PART B

VARIABLE ANNUITY ACCOUNT B
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

ING express Retirement Variable Annuity

Statement of Additional Information

Dated
April 29, 2011

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 29, 2011.
A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:
ING
P.O. Box 10450
Des Moines, IA 50306-0450
(888) 854-5950

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company
was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna
Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in
1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our
Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees and Expenses” in the prospectus).

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

2

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each fund, including its investment objective, policies, risks and fees and expenses, is contained in the fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Directed Services, LLC serves as the principal underwriter for contracts. Directed
Services, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Directed
Services, LLC is also a member of the Financial Industry Regulatory Authority, Inc., or FINRA. Directed Services,
LLC’s principal office is located at 1475 Dunwoody Drive, West Chester, PA, 19380-1478. Directed Services, LLC
offers the securities under the Contracts on a continuous basis. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “The Annuity Contract” and “Contract
Purchase Requirements.”

Compensation paid to the principal underwriter, Directed Services, LLC, reflects compensation paid to Directed
Services, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

3

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Corporation and Moody’s
Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s
Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal,
Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of December 31, 2010 and 2009,
and for each of the three years in the period ended December 31, 20109, included in the Statement of Additional
Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Index to Consolidated Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Consolidated Financial Statements:
Consolidated Statements of Operations for the years ended December 31, 2010, 2009, and 2008	C-3
Consolidated Balance Sheets as of December 31, 2010 and 2009	C-4
Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2010,
2009, and 2008	C-6
Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008	C-8
Notes to Consolidated Financial Statements	C-10
C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia March 31, 2011

C-2

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations
(In millions)

	Years Ended December 31,
	2010	2009	2008
Revenues:
Net investment income	$ 1,342.3	$ 1,242.1	$ 1,071.0
Fee income	589.7	533.8	612.9
Premiums	67.3	35.0	46.9
Broker-dealer commission revenue	220.0	275.3	622.5
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(199.2)	(433.5)	(1,052.5)
Portion of other-than-temporary impairment losses recognized in
Other comprehensive income (loss)	52.1	39.0	-
Net other-than-temporary impairments recognized in earnings	(147.1)	(394.5)	(1,052.5)
Other net realized capital gains	119.0	149.0	(215.1)
Total net realized capital losses	(28.1)	(245.5)	(1,267.6)
Other income	34.8	30.0	34.1
Total revenue	2,226.0	1,870.7	1,119.8
Benefits and expenses:
Interest credited and other benefits to contract owners	768.0	511.2	818.0
Operating expenses	710.6	597.6	687.5
Broker-dealer commission expense	220.0	275.3	622.5
Net amortization of deferred policy acquisition costs and value of
business acquired	(53.2)	79.6	128.9
Interest expense	2.9	3.5	1.4
Total benefits and expenses	1,648.3	1,467.2	2,258.3
Income (loss) before income taxes	577.7	403.5	(1,138.5)
Income tax expense (benefit)	140.8	49.6	(108.3)
Net income (loss)	$ 436.9	$ 353.9	$ (1,030.2)

The accompanying notes are an integral part of these consolidated financial statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $15,097.4 at 2010 and
$14,758.4 at 2009)	$ 16,002.2	$ 14,905.7
Fixed maturities, at fair value using the fair value option	453.4	233.6
Equity securities, available-for-sale, at fair value (cost of $186.7 at 2010 and $175.1 at
2009)	211.0	187.9
Short-term investments	222.4	535.5
Mortgage loans on real estate	1,842.8	1,874.5
Loan - Dutch State obligation	539.4	674.1
Policy loans	253.0	254.7
Limited partnerships/corporations	463.5	426.2
Derivatives	234.2	175.2
Securities pledged (amortized cost of $936.5 at 2010 and $483.7 at 2009)	962.2	469.8
Total investments	21,184.1	19,737.2
Cash and cash equivalents	231.0	243.3
Short-term investments under securities loan agreement, including collateral delivered	675.4	351.0
Accrued investment income	240.5	217.2
Reinsurance recoverable	2,355.9	2,429.9
Deferred policy acquisition costs	1,023.0	901.8
Value of business acquired	716.4	991.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	304.1	287.2
Due from affiliates	48.3	49.1
Current income tax recoverable	-	23.9
Property and equipment	87.4	90.8
Other assets	133.8	103.9
Assets held in separate accounts	46,489.1	41,369.8
Total assets	$ 73,664.0	$ 66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2010	2009
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$ 21,491.6	$ 21,118.6
Payable for securities purchased	33.3	18.4
Payables under securities loan agreement, including collateral held	680.1	351.0
Borrowed money	214.7	0.1
Notes payable	4.9	4.9
Due to affiliates	121.2	159.9
Current income taxes	49.3	-
Deferred income taxes	466.9	351.2
Other liabilities	654.6	693.6
Liabilities related to separate accounts	46,489.1	41,369.8
Total liabilities	70,205.7	64,067.5

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share
value)	2.8	2.8
Additional paid-in capital	4,326.0	4,528.2
Accumulated other comprehensive income (loss)	304.5	(15.0)
Retained earnings (deficit)	(1,175.0)	(1,611.9)
Total shareholder’s equity	3,458.3	2,904.1
Total liabilities and shareholder’s equity	$ 73,664.0	$ 66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2008	$ 2.8	$ 4,159.3	$ (33.8)	$ (1,087.3)	$ 3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax
Change in net unrealized capital gains
(losses) on securities ($(635.4)
pretax)	-	-	(435.3)	-	(435.3)
Pension and other post-employment
benefits liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting
principle, net of deferred policy acquisition
costs and tax	-	-	(151.7)	151.7	-
Comprehensive income:
Net income	-	-	-	353.9	353.9
Other comprehensive income, net of tax
Change in net unrealized capital gains
(losses) on securities ($832.3 pretax)	-	-	641.9	-	641.9
Change in other-than-temporary
impairment losses recognized in other
comprehensive income	-	-	(32.4)	-	(32.4)
Pension and other post-employment
benefits liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive income					972.7
Contribution of capital	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$ 2.8	$ 4,528.2	$ (15.0)	$ (1,611.9)	$ 2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity
	(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2010	$ 2.8	$ 4,528.2	$ (15.0)	$ (1,611.9)	$ 2,904.1
Comprehensive income:
Net income	-	-	-	436.9	436.9
Other comprehensive income, net of tax
Change in net unrealized capital gains
(losses) on securities ($387.5 pretax)	-	-	337.0	-	337.0
Change in other-than-temporary
impairment losses recognized in other
comprehensive income (loss)	-	-	(12.7)	-	(12.7)
Pension and other post-employment
benefits liability ($(7.4) pretax)			(4.8)		(4.8)
Total comprehensive income					756.4
Dividends paid	-	(203.0)	-	-	(203.0)
Employee share-based payments	-	0.8	-	-	0.8
Balance at December 31, 2010	$ 2.8	$ 4,326.0	$ 304.5	$ (1,175.0)	$ 3,458.3

The accompanying notes are an integral part of these consolidated financial statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Operating Activities:
Net income (loss)	$ 436.9	$ 353.9	$ (1,030.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business
acquired, and sales inducements	(167.1)	(152.8)	(205.1)
Net amortization of deferred policy acquisition costs, value of
business acquired, and sales inducements	(48.9)	83.3	128.3
Net accretion/decretion of discount/premium	44.3	45.4	87.1
Future policy benefits, claims reserves, and interest credited	599.5	386.9	682.3
Provision for deferred income taxes	65.3	36.7	25.3
Net realized capital losses	28.1	245.5	1,267.6
Depreciation	3.4	10.4	56.7
Change in:
Accrued investment income	(23.3)	(11.4)	(37.5)
Reinsurance recoverable	74.0	79.3	88.8
Other receivable and assets accruals	(30.9)	130.9	(115.3)
Due to/from affiliates	(37.9)	7.9	(17.2)
Other payables and accruals	85.5	46.0	(120.3)
Other, net	(42.0)	(112.7)	(44.0)
Net cash provided by operating activities	986.9	1,149.3	766.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,340.3	5,864.2	9,039.7
Equity securities, available-for-sale	12.9	99.4	135.0
Mortgage loans on real estate	179.2	308.7	146.5
Limited partnerships/corporations	87.2	116.2	510.1
Acquisition of:
Fixed maturities	(7,383.5)	(6,215.4)	(11,593.4)
Equity securities, available-for-sale	(16.7)	(25.2)	(54.8)
Mortgage loans on real estate	(147.2)	(87.2)	(168.0)
Limited partnerships/corporations	(85.5)	(49.3)	(428.6)
Derivatives, net	(147.3)	(170.8)	52.6
Policy loans, net	1.7	13.1	5.6
Short-term investments, net	313.1	(492.7)	126.7
Loan-Dutch State obligation	134.7	124.8	-
Collateral received (delivered)	4.7	(4.4)	23.2
Sales (purchases) of fixed assets, net	-	13.5	(24.0)
Net cash used in investing activities	(706.4)	(505.1)	(2,229.4)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 2,022.2	$ 2,069.6	$ 3,836.4
Maturities and withdrawals from investment contracts	(2,309.7)	(2,123.6)	(2,312.2)
Short-term (repayment) loans to (from) affiliates	(16.9)	(300.2)	13.0
Short-term repayments of repurchase agreements, net	214.6	(615.2)	(123.1)
Dividends to parent	(203.0)	-	-
Contribution of capital	-	365.0	-
Net cash provided by (used in) financing activities	(292.8)	(604.4)	1,414.1
Net increase (decrease) in cash and cash equivalents	(12.3)	39.8	(48.8)
Cash and cash equivalents, beginning of period	243.3	203.5	252.3
Cash and cash equivalents, end of period	$ 231.0	$ 243.3	$ 203.5
Supplemental cash flow information:
Income taxes paid (received), net	$ 0.6	$ 13.7	$ (44.1)
Interest paid	$ -	$ 4.8	$ 23.6
Non-cash transfer Loan-Dutch State obligation	$ -	$ 798.9	$ -

The accompanying notes are an integral part of these consolidated financial statements.

C-9

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements for the year ended December 31, 2010, include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the

C-10

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-20, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method. For each disaggregated ending balance, an entity is required to also disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, as well as the Reinsurance section below, except for the disclosures that include information for activity that occurs during a reporting period, which are effective for periods beginning after December 15, 2010, and the disclosures about troubled debt restructurings. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from

C-11

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

C-12

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§ A subsidiary or group of assets that is a business or nonprofit activity;

§ A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and§ An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2010, 2009, or 2008, as there were no decreases in ownership of a subsidiary during those periods.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

§ Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and§ Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers to ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous accounting principles generally accepted in the United States (“US GAAP”). The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments footnote to these consolidated financial statements.

C-13

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

§ Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;§ Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and§ Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous US GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company under US GAAP.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP. The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

C-14

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Organization and Significant Accounting Policies footnote to these consolidated financial statements.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

§ Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;§ Total other-than-temporary impairments (“OTTI”) to be presented in the Statement of Operations with an offset recognized in Accumulated other comprehensive income (loss) for the noncredit related impairments;§ A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from Retained earnings (deficit) to Accumulated other comprehensive income (loss); and§ Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of

C-15

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$ 47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$ 238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

§ How and why derivative instruments are used;

§ How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and§ How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

C-16

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the US GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and should be applied prospectively. Retrospective application is permitted, and early adoption is permitted at the beginning of an entity’s annual reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-26.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 are effective for fiscal years and interim periods beginning after December 15, 2010. The amendments are to be applied retrospectively to all prior periods as of the date of adoption. The Company does not expect any effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 944.

Accounting Policy Change

During the fourth quarter of 2010, the Company concluded that it should change its accounting for realized capital gains (losses) and unrealized capital gains (losses) on investments supporting experience-rated products. The impact of this change in accounting policy on the Company’s financial statements is immaterial to all periods presented. Therefore, this correction is reflected in the fourth quarter of 2010 (the period

C-17

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

in which the change was made). Certain reclassifications, which increased (decreased) Realized gains (losses) and Interest credited and other benefits by $11.3 and $614.4 for the years ended December 31, 2009 and 2008, respectively, were made in connection with this change, and had no impact on net income. This change in accounting policy has no impact on individual customer account values and no impact on credited rates for experience-rated products.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities, except those accounted for using the fair value option, and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes. Fixed maturities accounted for using the fair value option are reported at fair value with changes in fair value recognized in the Statement of Operations.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

C-18

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an OTTI. If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company utilizes the following methodology and significant inputs:

§ Recovery value is estimated by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the current yield prior to impairment for a fixed rate security or current coupon yield for a floating rate security.§ Collectability and recoverability are estimated using the same considerations as the Company uses in its overall impairment analysis which includes, but is not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

§ Additional factors considered for structured securities such as RMBS, CMBS and other ABS include, but are not limited to, quality of underlying collateral, anticipated loss severities, collateral default rates, and other collateral characteristics such as vintage, repayment terms, and the geographical makeup of the collateral.

C-19

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value certain collateralized mortgage obligations (“CMO-Bs”) which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

C-20

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following: a) Quoted prices for similar assets or liabilities in active markets; b) Quoted prices for identical or similar assets or liabilities in non-active markets; c) Inputs other than quoted market prices that are observable; and d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

§ Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain US Treasury securities. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes US and foreign corporate bonds, Asset-backed Securities (“ABS”), US agency and government guaranteed securities, Commercial Mortgage-backed Securities (“CMBS”), and Residential Mortgage-backed Securities (“RMBS”), including CMO-Bs.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

C-21

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2010, $73.3 and $13.2 billion of a total of $17.4 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. The Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. Due to increased trade activity of Alt-A RMBS during the second half of 2009, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market was that it was active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

C-22

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 liabilities or assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the

C-23

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2010, the overall value of the derivative liability decreased. This decrease was mainly due to an increase in interest rate levels, and also benefited from the change in credit spread of ING in relation to prior periods which decreased the derivative liability.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and therefore are not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lower of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

C-24

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash collateral received is invested in short-term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. At December 31, 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $216.7. At December 31, 2009, there were no securities pledged in dollar rolls and repurchase agreement transactions. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $214.7 and $0.1, respectively at December 31, 2010 and 2009, and is included in Borrowed money on the Consolidated Balance Sheets. In addition to the purchase obligation at December 31, 2010, the Company did not have any collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2010 and 2009, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s

C-25

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2010. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2010 and 2009, the fair value of loaned securities was $651.7 and $339.5, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic

C-26

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contract owners in the Consolidated Statements of Operations.

DAC and VOBA

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

C-27

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2010 and 2009, total accumulated depreciation and amortization was $102.6 and $99.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

C-28

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0% to 7.8% for the years 2010, 2009, and 2008. Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2010, 2009, and 2008, reserve interest rates ranged from 4.5% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contract owner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 pursuant to an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Revenue Recognition

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of

C-30

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

§ such separate accounts are legally recognized;

§ assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;§ investments are directed by the contractholder; and§ all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”). The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.3 billion and $2.4 billion at December 31, 2010 and 2009, respectively, is related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each

C-31

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

2. Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 717.0	$ 4.7	$ 7.3	$ -	$ 714.4
U.S. government agencies and authorities	536.7	45.9	-	-	582.6
State, municipalities, and political
subdivisions	145.9	5.0	10.2	-	140.7

U.S. corporate securities:
Public utilities	1,292.3	72.7	10.3	-	1,354.7
Other corporate securities	5,522.7	389.5	33.8	0.3	5,878.1
Total U.S. corporate securities	6,815.0	462.2	44.1	0.3	7,232.8

Foreign securities(1):
Government	446.3	39.6	5.0	-	480.9
Other	4,089.5	240.5	37.3	0.1	4,292.6
Total foreign securities	4,535.8	280.1	42.3	0.1	4,773.5

Residential mortgage-backed securities	2,116.0	296.9	28.7	28.8	2,355.4
Commercial mortgage-backed securities	1,005.6	54.2	15.7	14.5	1,029.6
Other asset-backed securities	615.3	16.2	27.0	15.7	588.8

Total fixed maturities, including securities
pledged	16,487.3	1,165.2	175.3	59.4	17,417.8
Less: securities pledged	936.5	35.0	9.3	-	962.2
Total fixed maturities	15,550.8	1,130.2	166.0	59.4	16,455.6
Equity securities	186.7	24.3	-	-	211.0
Total investments	$ 15,737.5	$ 1,154.5	$ 166.0	$ 59.4	$ 16,666.6

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

C-32

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 1,897.2	$ 3.0	$ 38.3	$ -	$ 1,861.9
U.S. government agencies and authorities	632.5	41.1	-	-	673.6
State, municipalities, and political
subdivisions	112.5	2.5	7.8	-	107.2

U.S. corporate securities:
Public utilities	1,138.7	40.8	14.3	-	1,165.2
Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

Foreign securities(1):
Government	343.0	29.2	8.7	-	363.5
Other	2,922.5	129.0	56.6	0.1	2,994.8
Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

Residential mortgage-backed securities	1,870.4	268.3	111.9	16.8	2,010.0
Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

Total fixed maturities, including securities
pledged	15,475.7	801.5	621.4	46.7	15,609.1
Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities	14,992.0	797.2	603.2	46.7	15,139.3
Equity securities	175.1	13.4	0.6	-	187.9
Total investments	$ 15,167.1	$ 810.6	$ 603.8	$ 46.7	$ 15,327.2

(1) Primarily U.S. dollar denominated.

(2) Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

At December 31, 2010 and 2009, net unrealized gains were $954.8 and $146.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2010, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 269.4	$ 285.7
After one year through five years	4,316.0	4,606.4
After five years through ten years	4,376.8	4,635.0
After ten years	3,788.2	3,916.9
Mortgage-backed securities	3,121.6	3,385.0
Other asset-backed securities	615.3	588.8
Fixed maturities, including securities pledged	$ 16,487.3	$ 17,417.8

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2010 and 2009.

At December 31, 2010 and 2009, fixed maturities with fair values of $13.4 and $12.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2010 and 2009, approximately 36.5% and 29.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance US with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the

C-34

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING

C-35

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.6 and $0.1 at December 31, 2010 and 2009, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2010 and 2009.

		2010				2009
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below
amortized cost	$ 72.4	30.8%	$ 12.2	5.2%	$ 105.5	15.7%	$ 18.5	2.8%
More than six months and twelve
months or less below amortized
cost	1.8	0.8%	0.2	0.1%	44.0	6.6%	37.9	5.7%
More than twelve months below
amortized cost	79.8	34.0%	68.3	29.1%	300.8	45.0%	161.4	24.2%
Total unrealized capital loss	$ 154.0	65.6%	$ 80.7	34.4%	$ 450.3	67.3%	$ 217.8	32.7%

			C-36

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions as of December 31, 2010 and 2009.

More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2010	Cost	Cost	Cost	Losses
Interest rate or spread widening	$ 76.0	$ 2.0	$ 26.3	$ 104.3
Mortgage and other asset-backed securities	8.6	-	121.8	130.4
Total unrealized capital losses	$ 84.6	$ 2.0	$ 148.1	$ 234.7
Fair value	$ 2,912.0	$ 37.0	801.4	$ 3,750.4

2009
Interest rate or spread widening	$ 75.8	$ 35.3	$ 78.5	$ 189.6
Mortgage and other asset-backed securities	48.2	46.6	383.7	478.5
Total unrealized capital losses	$ 124.0	$ 81.9	$ 462.2	$ 668.1
Fair value	$ 2,896.6	$ 212.6	$ 2,122.0	$ 5,231.2

C-37

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2010 and 2009.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost			Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2010
U.S. Treasuries	$ 475.6	$ 7.3	$ -	$ -	$ -	$ -	$ 475.6	$ 7.3
U.S. corporate,
state, and
municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential
mortgage-
backed	400.5	6.8	0.2	-	240.7	50.7	641.4	57.5
Commercial
mortgage-
backed	5.1	-	-	-	184.0	30.2	189.1	30.2
Other asset-
backed	121.4	1.8	0.1	-	132.1	40.9	253.6	42.7
Total	$ 2,912.0	$ 84.6	$ 37.0	$ 2.0	$ 801.4	$ 148.1	$ 3,750.4	$ 234.7

2009
U.S. Treasuries	$ 1,002.2	$ 38.3	$ -	$ -	$ -	$ -	$ 1,002.2	$ 38.3
U.S. corporate,
state, and
municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential
mortgage-
backed	135.9	45.4	47.7	4.2	420.1	79.1	603.7	128.7
Commercial
mortgage-
backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-
backed	27.1	1.6	11.6	6.7	261.8	127.2	300.5	135.5
Total	$ 2,896.6	$ 124.0	$ 212.6	$ 81.9	$ 2,122.0	$ 462.2	$ 5,231.2	$ 668.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was
84.4% of the average book value as of December 31, 2010.

C-38

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
Six months or less below amortized cost	$ 3,190.2	$ 68.6	$ 98.5	$ 22.3	491	19
More than six months and twelve months
or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below
amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$ 3,673.0	$ 312.1	$ 129.9	$ 104.8	630	91

2009
Six months or less below amortized cost	$ 3,646.9	$ 184.9	$ 168.0	$ 60.7	377	98
More than six months and twelve months
or less below amortized cost	734.5	247.0	40.2	124.3	120	48
More than twelve months below
amortized cost	425.9	660.1	28.2	246.7	90	129
Total	$ 4,807.3	$ 1,092.0	$ 236.4	$ 431.7	587	275

		C-39

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
U.S. Treasuries	$ 482.9	$ -	$ 7.3	$ -	3	-
U.S. corporate, state and
municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$ 3,673.0	$ 312.1	$ 129.9	$ 104.8	630	91

2009
U.S. Treasuries	$ 1,040.5	$ -	$ 38.3	$ -	9	-
U.S. corporate, state and
municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	511.7	220.7	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$ 4,807.3	$ 1,092.0	$ 236.4	$ 431.7	587	275

During the year ended December 31, 2010, unrealized capital losses on fixed maturities decreased by $433.4. Lower unrealized losses are due to declining yields and the overall tightening of credit spreads since the end of 2009, leading to the increased value of fixed maturities.

At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0. The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010. At December 31, 2009, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0. The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% of the total unrealized capital losses, as of December 31, 2009.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

C-40

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Accumulated other comprehensive income (loss), by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ 1.7	1	$ 156.0	15	$ -	-
Public utilities	1.3	5	-	-	-	-
Other U.S. corporate	5.3	19	47.8	57	283.2	233
Foreign(1)	42.4	20	50.6	42	108.9	94
Residential mortgage-backed	14.8	53	31.6	69	349.3	194
Commercial mortgage-backed	20.5	8	17.7	11	220.8	29
Other asset-backed	58.5	42	43.4	32	24.8	35
Limited partnerships	1.6	4	17.6	17	6.6	6
Equity securities	-	1	19.5	9	55.1	17
Mortgage loans on real estate	1.0	1	10.3	4	3.8	1
Total	$ 147.1	154	$ 394.5	256	$ 1,052.5	609

(1) Primarily U.S. dollar denominated.

The above tables include $48.4, $112.2, and $235.8 for the years ended December 31, 2010, 2009, and 2008, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $98.7, $282.3, and $816.7, in write-downs for the years ended December 31, 2010, 2009, and 2008, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ 1.7	1	$ 156.0	15	$ -	-
Public utilities	1.4	5	-	-	-	-
Other U.S. corporate	5.3	19	35.9	42	204.5	180
Foreign(1)	28.5	15	48.7	41	81.3	78
Residential mortgage-backed	8.6	18	2.4	1	291.8	128
Commercial mortgage-backed	16.2	6	17.7	11	220.8	29
Other asset-backed	37.0	26	21.6	10	18.3	14
Total	$ 98.7	90	$ 282.3	120	$ 816.7	429
(1) Primarily U.S. dollar denominated.

		C-41

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following tables identify the noncredit impairments recognized in Accumulated other comprehensive income (loss) by type for the years ended December 31, 2010 and 2009.

	2010			2009
		No. of			No. of
	Impairment	Securities		Impairment	Securities
Commercial mortgage-backed	$ 14.9		2	$ -	-
Residential mortgage-backed	18.2		24	10.9	18
Other asset-backed	19.0		15	28.1	13
Total	$ 52.1		41	$ 39.0	31
(1) Primarily U.S. dollar denominated.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2010, 2009, and 2008 was $2.0 billion, $3.0 billion, and $2.1 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2010 and 2009, for which a portion of the OTTI was recognized in Accumulated other comprehensive income (loss), and the corresponding changes in such amounts.

	2010	2009
Balance at January 1	$ 46.0	$ -
Implementation of OTTI guidance included in ASC Topic 320(1)	-	25.1
Additional credit impairments:
On securities not previously impaired	12.0	13.6
On securities previously impaired	8.7	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(7.5)	(1.5)
Balance at December 31	$ 59.2	$ 46.0
(1) Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic
320, on April 1, 2009.

C-42

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$ 1,182.4	$ 1,125.7	$ 1,019.3
Equity securities, available-for-sale	15.3	15.4	(13.2)
Mortgage loans on real estate	104.0	113.4	116.1
Real estate	-	6.6	9.0
Policy loans	13.3	13.7	14.2
Short-term investments and cash equivalents	0.8	2.4	5.8
Other	68.0	4.7	(0.1)
Gross investment income	1,383.8	1,281.9	1,151.1
Less: investment expenses	41.5	39.8	80.1
Net investment income	$ 1,342.3	$ 1,242.1	$ 1,071.0

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities, available-for-sale, including net OTTI of
$(144.5), $(347.1), and $(987.0) in 2010, 2009, and 2008,
respectively	$ 38.7	$ (15.1)	$ (1,068.9)
Fixed maturities, at fair value using the fair value option	(39.2)	57.0	6.0
Equity securities, available-for-sale, including net OTTI of $0.0,
$(19.5), and $(55.1) in 2010, 2009, and 2008, respectively	4.1	(2.9)	(81.0)
Derivatives	(36.6)	(267.6)	(105.0)
Other investments, including net OTTI of $(2.6), $(27.9), and
$(10.4) in 2010, 2009, and 2008, respectively	4.9	(16.9)	(18.7)
Net realized capital losses	$ (28.1)	$ (245.5)	$ (1,267.6)

After-tax net realized capital gains (losses)	$ 1.5	$ (67.4)	$ (1,151.9)

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows
	for the periods ended December 31, 2010, 2009, and 2008.

		2010	2009	2008
	Proceeds on sales	$ 5,312.9	$ 4,674.6	$ 8,426.5
	Gross gains	213.6	228.5	120.0
	Gross losses	27.8	87.4	234.4

3.	Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

			2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$ 646.1	$ 68.3	$ -	$ 714.4
U.S. government agencies and authorities	-	582.6	-	582.6
U.S. corporate, state and municipalities	-	7,362.3	11.2	7,373.5
Foreign	-	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	-	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	-	1,029.6	-	1,029.6
Other asset-backed securities	-	341.1	247.7	588.8
Equity securities, available-for-sale	183.3	-	27.7	211.0
Derivatives:
Interest rate contracts	3.5	223.3	-	226.8
Foreign exchange contracts	-	0.7	-	0.7
Credit contracts	-	6.7	-	6.7
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,128.8	-	-	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$ 44,299.1	$ 20,609.0	$ 572.8	$ 65,480.9

Liabilities:
Product guarantees	$ -	$ -	$ 3.0	$ 3.0
Fixed Indexed Annuities (“FIA”)	-	-	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	-	227.1
Foreign exchange contracts	-	38.5	-	38.5
Credit contracts	-	1.1	13.6	14.7
Total	$ 0.1	$ 266.6	$ 22.2	$ 288.9
(1) Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.
Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

			2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$ 1,861.9	$ -	$ -	$ 1,861.9
U.S. government agencies and authorities	-	673.6	-	673.6
U.S. corporate, state and municipalities	-	5,842.5	-	5,842.5
Foreign	-	3,358.3	-	3,358.3
Residential mortgage-backed securities	-	772.1	1,237.9	2,010.0
Commercial mortgage-backed securities	-	1,331.1	-	1,331.1
Other asset-backed securities	-	342.9	188.8	531.7
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives:
Interest rate contracts	-	175.0	-	175.0
Credit contracts	-	0.2	-	0.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	38,052.5	3,261.0	56.3	41,369.8
Total	$ 41,190.5	$ 15,758.5	$ 1,522.8	$ 58,471.8

Liabilities:
Product guarantees	$ -	$ -	$ 6.0	$ 6.0
Derivatives:
Interest rate contracts	-	234.9	-	234.9
Foreign exchange contracts	-	43.3	-	43.3
Credit contracts	-	5.2	48.3	53.5
Total	$ -	$ 283.4	$ 54.3	$ 337.7

(1) Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.4%.

Transfers in and out of Level 1 and 2

Certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2. These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C-45

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments footnote. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value CMO-Bs which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These

C-46

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

C-47

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

					December 31, 2010
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3 (2)	Level 3 (2)	December 31	in earnings (3)
Fixed maturities, including securities
pledged:
U.S. corporate, state and municipalities	$ -	$ -	$ -		$ -	$ 11.2	$ -	$ 11.2	$ -
Foreign	-	0.1		0.6	2.7	8.0	-	11.4	-
Residential mortgage-backed securities	1,237.9	(23.6)		4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)		93.3	(20.2)	45.2	-	247.7	(59.3)
Total fixed maturities, including securities
pledged	1,426.7	(82.9)		98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)		0.6	13.8	-	(26.1)	27.7	-

Derivatives, net	(48.3)	0.3		-	34.4	-	-	(13.6)	1.8

Product guarantees	(6.0)	9.0	(1)	-	(6.0)	-	-	(3.0)	-

Fixed Indexed Annuities	-	0.3	(1)	-	(5.9)	-	-	(5.6)	-

Separate Accounts	56.3	5.8		-	(57.7)	17.9	-	22.3	1.0

(1) This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009.

				December 31, 2009
								Change in
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	(losses) included
	January 1	Net income	OCI	settlements	Level 3 (2)	Level 3 (2)	December 31	in earnings (3)
Fixed maturities, including securities
pledged:

Residential mortgage-backed securities	$ 1,942.6	$ 36.9	$ 149.6	$ (408.7)	$ -	$ (482.5)	$ 1,237.9	$ (7.5)
Other asset-backed securities	225.3	(0.7)	(11.9)	(23.9)	-	-	188.8	(18.6)
Total fixed maturities, including securities
pledged	2,167.9	36.2	137.7	(432.6)	-	(482.5)	1,426.7	(26.1)

Equity securities, available for sale	-	(11.0)	5.3	1.0	44.5	-	39.8	-

Derivatives, net	(65.8)	6.8	-	2.9	-	7.8	(48.3)	6.6

Product guarantees	(220.0)	219.4 (1)	-	(5.4)	-	-	(6.0)	-

Separate Accounts	141.4	3.1	-	(73.6)	11.1	(25.7)	56.3	0.8

(1)	This amount is included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.
(2)	The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2010 in fixed maturities, including securities pledged, are primarily due to the Company’s use of commercial pricing services to value CMO-Bs. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as Level 2. The CMO-Bs had previously been valued by using the average of broker quotes when more than one broker quote is provided.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the year ended December 31, 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2010 and 2009.

		2010			2009
	Carrying		Fair	Carrying		Fair
	Value		Value	Value		Value
Assets:
Fixed maturities, available-for-sale, including
securities pledged	$ 16,964.4	$ 16,964.4		$ 15,375.5	$ 15,375.5
Fixed maturities, at fair value using the fair value
option	453.4		453.4	233.6		233.6
Equity securities, available-for-sale	211.0		211.0	187.9		187.9
Mortgage loans on real estate	1,842.8		1,894.8	1,874.5		1,792.8
Loan-Dutch State obligation	539.4		518.7	674.1		645.5
Policy loans	253.0		253.0	254.7		254.7
Limited partnerships/corporations	463.5		463.5	426.2		426.2
Cash, cash equivalents, short-term investments,
and short-term investments under securities
loan agreement	1,128.8		1,128.8	1,129.8		1,129.8
Derivatives	234.2		234.2	175.2		175.2
Notes receivable from affiliates	175.0		177.0	175.0		169.6
Assets held in separate accounts	46,489.1		46,489.1	41,369.8		41,369.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,313.2		1,311.5	1,359.0		1,450.4
Without a fixed maturity	16,902.6		16,971.6	16,441.2		17,688.4
Product guarantees	3.0		3.0	6.0		6.0
Fixed Indexed Annuities	5.6		5.6	-		-
Derivatives	280.3		280.3	331.7		331.7

	C-50

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for nonfinancial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

C-51

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Total commercial mortgage loans	$ 1,844.1	$ 1,876.5
Collective valuation allowance	(1.3)	(2.0)
Total net commercial mortgage loans	$ 1,842.8	$ 1,874.5

As of December 31, 2010, all commercial mortgage loans are held-for-investment. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

C-52

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process. The changes in the valuation allowance were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Collective valuation allowance for losses, beginning of year(1)	$ 2.0	$ -
Addition to / (release of) allowance for losses	(0.7)	2.0
Collective valuation allowance for losses, end of year	$ 1.3	$ 2.0
(1) Allowance was not recorded prior to 2009.

As indicators of credit quality, the commercial mortgage loan portfolio is the recorded investment, excluding collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2010 and 2009.

	2010(1)	2009(1)
Loan-to-Value Ratio:

0% - 50%	$ 536.4	$ 569.0
50% - 60%	564.6	562.9
60% - 70%	610.1	593.6
70% - 80%	113.9	130.4
80% - 90%	19.1	20.6

Total Commercial Mortgage Loans	$ 1,844.1	$ 1,876.5
(1) Balances do not include allowance for mortgage loan credit losses.

	2010(1)	2009(1)
Debt Service Coverage Ratio:

Greater than 1.5x	$ 1,270.0	$ 1,233.9
1.25x - 1.5x	182.1	229.6
1.0x - 1.25x	191.8	152.6
Less than 1.0x	137.4	195.4
Mortgages secured by loans on land or construction loans	62.8	65.0

Total Commercial Mortgage Loans	$ 1,844.1	$ 1,876.5
(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with 100% of commercial mortgages classified as performing. The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due. As of December 31, 2010, there were no commercial loans classified as delinquent. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current. At December 31, 2010, there were no commercial mortgage loans on nonaccrual status.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

All commercial mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Impaired loans without valuation allowances	$ 9.5	$ 26.8

Unpaid principle balance of impaired loans	$ 12.0	$ 34.9

Derivative Financial Instruments

See the Organization and Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

C-54

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on owned forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on owned forwards or interest rate drops on purchased forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. A decrease in variable annuity account values would also result in lower fee income. A decrease in equity markets may also negatively impact the Company’s investment in equity securities. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

C-55

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2010 and 2009.

		2010			2009
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge
accounting (1)
Interest rate contracts	7.2	$ 0.6	$ -	-	$ -	$ -
Foreign exchange contracts	7.2	-	0.1	-	-	-
Derivatives: Non-Qualifying for hedge
accounting (1)
Interest rate contracts	16,737.7	226.2	227.1	9,750.1	175.0	234.9
Foreign exchange contracts	233.0	0.7	38.4	199.5	-	43.3
Equity contracts	3.7	-	-	-	-	-
Credit contracts	641.4	6.7	14.7	243.9	0.2	53.5
Managed custody guarantees(2)	N/A	-	3.0	N/A	-	6.0
Embedded derivatives:
Within retail annuity products(2)	N/A	-	5.6	N/A	-	-
Total		$ 234.2	$ 288.9		$ 175.2	$ 337.7

N/A - Not applicable.

(1) The fair values are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.

(2) The fair values are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

	2010	2009
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	$ (53.4)	$ (178.8)
Foreign exchange contracts	7.4	(23.3)
Equity contracts	0.5	(49.0)
Credit contracts	8.9	(16.5)
Managed custody guarantees(2)	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	5.2	185.4
Total	$ (27.3)	$ (48.2)

(1)	Changes in value are included in Net realized capital losses on the Consolidated Statements of Operations.
(2)	Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own.

C-56

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Associations, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2009, the fair value of credit default swaps of $0.2 and $53.5 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $625.6 and $84.4, respectively.

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

	Activity within DAC was as follows for the years ended December 31, 2010, 2009, and 2008.

		2010	2009	2008
	Balance at January 1	$ 901.8	$ 865.5	$ 728.6
	Deferrals of commissions and expenses	142.2	108.2	168.7
	Amortization:
	Amortization	(77.0)	(39.3)	(112.5)
	Interest accrued at 5.5% to 7%	64.6	58.0	50.6
	Net amortization included in Consolidated Statements of
	Operations	(12.4)	18.7	(61.9)
	Change in unrealized capital gains/losses on available-for-sale
	securities	(8.6)	(90.6)	30.1
	Balance at December 31	$ 1,023.0	$ 901.8	$ 865.5

The estimated amount of DAC amortization expense, net of interest, is $38.4, $57.8, $56.8, $55.5, and $55.3, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

C-57

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Activity within VOBA was as follows for the years ended December 31, 2010, 2009, and 2008.

		2010	2009	2008
	Balance at January 1	$ 991.5	$ 1,832.5	$ 1,253.2
	Deferrals of commissions and expenses	23.6	40.4	33.3
	Amortization:
	Amortization	(8.7)	(170.5)	(144.2)
	Interest accrued at 5.5% to 7%	74.3	72.2	77.2
	Net amortization included in Consolidated Statements of Operations	65.6	(98.3)	(67.0)
	Change in unrealized capital gains/losses on available-for-sale
	securities	(364.3)	(783.1)	613.0
	Balance at December 31	$ 716.4	$ 991.5	$ 1,832.5

	The estimated amount of VOBA amortization expense, net of interest, is $50.0, $72.3, $69.5, $64.2, and $61.2, for the years
	2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are
	modified to incorporate actual results.

5.	Capital Contributions, Dividends and Statutory Information

	ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of
	Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve
	months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or
	(2) ILIAC’s prior year statutory net gain from operations.

	During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent. During the
	years ended December 31, 2009 and 2008, ILIAC did not pay any dividends on its common stock to its Parent. On
	October 30, 2010, IFA paid a $60.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

	During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent. On
	November 12, 2008, ING issued to The State of the Netherlands (the “Dutch State”) non-voting Tier 1 securities for a total
	consideration of EUR 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance
	company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the
	Company. The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of
	currently existing capital within ING. During 2008, ILIAC did not receive any cash capital contributions from Lion.

C-58

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On February 18, 2011, ILIAC received a $150.0 capital contribution from its Parent as part of the redistribution of currently existing capital within ING US Insurance Operations.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $66.0, $271.6, and $(428.4), for the years ended December 31, 2010, 2009, and 2008, respectively. Statutory capital and surplus was $1.7 billion and $1.8 billion as of December 31, 2010 and 2009, respectively. As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9. Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period. The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period. The impact of the grade-in for the years ended December 31, 2010 and 2009 was a $23.0 and $32.6, respectively, increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge must be applied to the additional admitted deferred tax assets generated by SSAP 10R. The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009

C-59

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011. The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $68.9 and $51.1 as of December 31, 2010 and 2009, respectively. This adoption had no impact on total liabilities or net income.

6.	Additional Insurance Benefits and Minimum Guarantees
The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.
The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.
As of December 31, 2010, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.1 billion and $4.4, respectively. As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively.
The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2010 and 2009, was $6.1 billion and $6.9 billion, respectively.
7.	Income Taxes
Income taxes expense (benefit) consisted of the following for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Current tax expense (benefit):
Federal	$ 73.2	$ 27.5	$ (121.8)
State	-	(0.9)	(18.1)
Total current tax expense (benefit)	73.2	26.6	(139.9)
Deferred tax expense:
Federal	67.6	23.0	31.6
Total deferred tax expense	67.6	23.0	31.6
Total income tax expense (benefit)	$ 140.8	$ 49.6	$ (108.3)

C-60

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Income (loss) before income taxes	$ 577.7	$ 403.5	$ (1,138.5)
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	202.2	141.2	(398.5)
Tax effect of:
Dividend received deduction	(23.3)	(2.6)	(15.5)
IRS audit settlement	(26.8)	(0.1)	(10.1)
State audit settlement	-	(1.2)	(12.6)
State tax expense	0.6	0.1	1.3
Tax valuation allowance	(13.7)	(92.2)	333.0
Other	1.8	4.4	(5.9)
Income tax expense (benefit)	$ 140.8	$ 49.6	$ (108.3)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2010 and 2009, are presented below.

	2010	2009
Deferred tax assets:
Insurance reserves	$ 187.1	$ 140.7
Investments	112.5	286.7
Postemployment benefits	83.7	73.5
Compensation	45.9	46.3
Other	22.1	9.5
Total gross assets before valuation allowance	451.3	556.7
Less: valuation allowance	(120.1)	(202.5)
Assets, net of valuation allowance	331.2	354.2
Deferred tax liabilities:
Net unrealized gain	(71.9)	(55.3)
Value of business acquired	(410.5)	(379.2)
Deferred policy acquisition costs	(315.7)	(270.9)
Total gross liabilities	(798.1)	(705.4)
Net deferred income tax liability	$ (466.9)	$ (351.2)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. At December 31, 2010 and 2009, the Company had a tax valuation allowance of $109.0 and $197.5, respectively, related to capital losses. As of December 31, 2010 and 2009, the Company had full tax valuation allowances of $11.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and $5.0, respectively, related to foreign tax credits, the benefit of which is uncertain. The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(68.7), $(38.2), and $(6.4) for the years ended December 31, 2010, 2009, and 2008, respectively.

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC has a payable to and a receivable from ING AIH of $49.3 and $23.9 for federal income taxes as of December 31, 2010 and 2009, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods ended December 31, 2010 and 2009 are as follows:

	2010	2009
Balance at beginning of period	$ 12.8	$ 22.1
Additions for tax positions related to current year	-	0.9
Additions for tax positions related to prior years	36.2	3.5
Reductions for tax positions related to prior years	(25.8)	(13.3)
Reductions for settlements with taxing authorities	(0.2)	(0.4)
Balance at end of period	$ 23.0	$ 12.8

The Company had $0.0 and $24.8 of unrecognized tax benefits as of December 31, 2010 and 2009, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense (benefit) on the Balance Sheet and the Statement of Operations, respectively. The Company had accrued interest of $0.0 and $3.3 as of December 31, 2010 and 2009, respectively. The decrease in accrued interest during the year ended December 31, 2010 is primarily related to the settlement of the 2004 through 2008 federal audits.

Tax Regulatory Matters

In September 2010, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2008. The provision for the year ended December 31, 2010 reflected non-recurring favorable adjustments, resulting from a

C-62

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s positions.

The Company is currently under audit by the IRS and has agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2009 and 2010. It is anticipated that the IRS audit of the 2009 tax year will be finalized within the next twelve months. Upon finalization of the IRS examination, it is reasonably possible that the unrecognized tax benefits will decrease by up to $23.0.

8. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $27.2, $22.3, and $14.0 for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement

C-63

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.7, $8.9, and $10.3, for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-64

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010 and 2009.

	2010	2009
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$ 90.2	$ 94.9
Interest cost	5.1	5.3
Benefits paid	(10.1)	(13.4)
Actuarial gain on obligation	11.6	3.4
Projected benefit obligation, December 31	$ 96.8	$ 90.2

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ -	$ -

Amounts recognized in the Consolidated Balance Sheets consist of:

	2010	2009
Accrued benefit cost	$ (96.8)	$ (90.2)
Accumulated other comprehensive income	30.0	21.1
Net amount recognized	$ (66.8)	$ (69.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2010 and 2009 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2010	2009
Discount rate at end of period	5.50%	6.00%
Rate of compensation increase	3.00%	1.50%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 5.5% was the appropriate discount rate as of December 31, 2010, to calculate the Company’s accrued benefit liability.

C-65

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2010	2009	2008
Discount rate	6.00%	6.00%	6.50%
Rate of increase in compensation levels	3.00%	1.50%	4.20%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010, 2009, and 2008, were as follows:

	2010	2009	2008
Interest cost	$ 5.1	$ 5.3	$ 5.2
Net actuarial loss recognized in the year	2.6	2.1	-
Unrecognized past service cost recognized in the year	0.1	0.1	-
The effect of any curtailment or settlement	-	0.1	0.5
Net periodic benefit cost	$ 7.8	$ 7.6	$ 5.7

Cash Flows

In 2011, the employer is expected to contribute $9.9 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2011 through 2015, and thereafter through 2020, are estimated to be $9.9, $9.1, $7.9, $6.8, $5.5, and $28.4, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

C-66

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company was allocated from ING compensation expense for the leo options and performance shares of $3.4, $3.7, and $4.1, for the years ended December 31, 2010, 2009, and 2008, respectively.

For leo, the Company recognized tax benefits of $0.7, $0.1, and $0.7, in 2010, 2009, and 2008, respectively.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”). The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participant when he or she accepts the award. The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EU 100,000. The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronent Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment. Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP. To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

§	The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.
§	The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
§	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
§	Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October

C-68

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

§	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
§	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2010, 2009, and 2008, were $11.9, $12.1, and $13.9, respectively.

9.	Related Party Transactions
	Operating	Agreements
	ILIAC	has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:
	§	Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $23.7, $35.9, and $58.4, respectively.
	§	Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $209.7, $140.2, and $175.3, respectively.
	§	Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2010, 2009, and 2008, net expenses related to the agreement were incurred in the amount of $53.3, $26.3, and $19.6, respectively.
	§	Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2010 and 2009, net expenses related to the agreement were incurred in the amount of $6.4 and $4.9, respectively. An immaterial amount was incurred for the year ended December 31, 2008.
	§	Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products. For the year ended December 31, 2010, revenue under the IIM intercompany agreement was $24.1.

C-69

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

§	Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents.
For the years ended December 31, 2010, 2009, and 2008, commissions were collected in the amount of $220.0, $275.3, and $622.5. Such commissions are, in turn, paid to broker-dealers.
§	Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the year ended December 31, 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $204.5.
§	Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee. This service agreement was terminated as of January 1, 2010. For the years ended December 31, 2009 and 2008, expenses were incurred under this service agreement in the amount of $123.2 and $139.2, respectively.
§	Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred under this service agreement in the amount of $3.3, $1.2, and $1.2, respectively.
§	Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $19.8, $12.5, and $14.9, respectively.

C-70

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $246.1, $212.3, and $255.2, (excludes fees paid to ING Investment Management Co.) in 2010, 2009, and 2008, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2010, 2009, and 2008, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $314.3, $270.0, and $323.8, respectively. At December 31, 2010 and 2009, DSL had $25.1 and $25.3, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

C-71

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2010 and 2009, and $0.2 for the year ended December 31, 2008, and earned interest income of $0.9, $1.0 and $4.8, for the years ended December 31, 2010, 2009, and 2008, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At of December 31, 2010 and 2009, the Company had an outstanding receivable of $304.1 and $287.2, respectively, with ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2010, 2009, and 2008.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer. Effective January 1, 2011, IFA will operate exclusively as a wholesale broker-dealer.

10. Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York (“BONY”). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

ILIAC incurred no interest expense for the years ended December 31, 2010, 2009, and 2008. At December 31, 2010 and 2009, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2010 and 2009, the amount of the loan outstanding was $4.9 which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

11. Reinsurance

At December 31, 2010, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2010, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.5 and $11.6 were maintained for this contract as of December 31, 2010 and 2009, respectively.

Reinsurance ceded in force for life mortality risks were $17.4 billion and $18.6 billion at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, net receivables were comprised of the following:

			2010	2009
	Claims recoverable from reinsurers		$ 2,356.0	$ 2,431.0
	Payable for reinsurance premiums		-	(0.7)
	Reinsured amounts due to reinsurers		0.4	(0.7)
	Other		(0.5)	0.3
	Total		$ 2,355.9	$ 2,429.9

	Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance
	ceded for the years ended December 31, 2010, 2009, and 2008.

		2010	2009	2008
	Deposits ceded under reinsurance	$ 154.6	$ 162.4	$ 174.4
	Premiums ceded under reinsurance	0.3	0.3	0.3
	Reinsurance recoveries	390.4	339.8	309.0

12.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company. However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2010, 2009, and 2008, rent expense for leases was $4.0, $5.1, and $6.1, respectively.

C-74

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $336.3, of which $144.0 was with related parties. At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties. During 2010 and 2009, $69.1 and $46.8, respectively, was funded to related parties under these commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2010, the Company held $4.7, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. As of December 31, 2009, the Company did not hold any cash collateral. In addition, as of December 31, 2010 and 2009, the Company delivered collateral of $93.8 and $130.3, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

C-75

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.	Accumulated Other Comprehensive Income (Loss)

	Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of
	December 31, 2010, 2009, and 2008.

		2010	2009	2008
	Net unrealized capital gains (losses):
	Fixed maturities	$ 930.5	$ 133.4	$ (1,315.5)
	Equity securities, available-for-sale	24.3	12.8	(7.4)
	Derivatives	0.5	-	-
	DAC/VOBA adjustment on available-for-sale securities	(461.7)	(88.8)	650.9
	Sales inducements adjustment on available-for-sale securities	(0.3)	0.2	2.4
	Shadow premium deferral	(61.0)	-	-
	Other investments	0.1	-	(0.3)
	Unrealized capital gains (losses), before tax	432.4	57.6	(669.9)
	Deferred income tax asset (liability)	(114.4)	(63.9)	205.8
	Net unrealized capital gains (losses)	318.0	(6.3)	(464.1)
	Pension and other post-employment benefits liability, net of tax	(13.5)	(8.7)	(18.0)
	Accumulated other comprehensive income (loss)	$ 304.5	$ (15.0)	$ (482.1)

C-76

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$ 797.1	$ 1,448.9	$ (1,267.4)
Equity securities, available-for-sale	11.5	20.2	(13.7)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(372.9)	(739.7)	643.1
Sales inducements adjustment on available-for-sale securities	(0.5)	(2.2)	2.2
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	0.3	0.4
Unrealized capital gains (losses), before tax	374.8	727.5	(635.4)
Deferred income tax asset (liability)	(119.2)	(230.7)	193.7
Net change in unrealized capital gains (losses)	$ 255.6	$ 496.8	$ (441.7)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital holding gains arising during the
period(1)	$ 284.8	$ 513.0	$ (1,192.0)
Less: reclassification adjustment for gains and other items
included in Net income (loss)(2)	29.2	16.2	(750.3)
Net change in unrealized capital gains on securities	$ 255.6	$ 496.8	$ (441.7)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $417.6, $751.2, and $(1,714.8), for the years ended December 31, 2010, 2009, and 2008, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $42.8, $23.7, and $(1,079.4), for the years ended December 31, 2010, 2009, and 2008, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold during the period.

C-77

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2010	First	Second	Third	Fourth
Total revenue	$ 520.6	$ 542.4	$ 549.5	$ 613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$ 90.9	$ 43.7	$ 136.0	$ 166.3

2009	First	Second	Third	Fourth
Total revenue	$ 588.9	$ 261.1	$ 518.5	$ 502.2
Income before income taxes	36.3	7.4	217.4	142.4
Income tax expense (benefit)	(4.0)	(89.6)	72.8	70.4
Net income	$ 40.3	$ 97.0	$ 144.6	$ 72.0

C-78

FINANCIAL STATEMENTS
Variable Annuity Account B of
ING Life Insurance and Annuity Company
Year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2010

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the “Divisions”) constituting Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

American Funs Insurance Series:
  American Funds Insurance Series® International Fund - Class 2
Calvert Variable Series, Inc.:
  Calvert VP SRI Balanced Portfolio
Federated Insurance Series:
  Federated Capital Appreciation Fund II - Primary Shares
  Federated Capital Income Fund II
  Federated Clover Value Fund II - Primary Shares
  Federated Equity Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond Fund II - Primary Shares
  Federated International Equity Fund II
  Federated Kaufmann Fund II - Primary Shares
  Federated Mid Cap Growth Strategies Fund II
  Federated Prime Money Fund II
  Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
  Fidelity® VIP Growth Portfolio - Initial Class
  Fidelity® VIP High Income Portfolio - Initial Class
  Fidelity® VIP Overseas Portfolio - Initial Class
  Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
  Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Artio Foreign Portfolio - Service Class
  ING BlackRock Inflation Protected Bond Portfolio - Institutional Class
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Service Class
  ING Clarion Real Estate Portfolio - Service Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Service Class

ING Investors Trust (continued):
  ING Franklin Income Portfolio - Service Class
  ING Franklin Mutual Shares Portfolio - Service Class
  ING Global Resources Portfolio - Service Class
  ING Janus Contrarian Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
  ING JPMorgan Emerging Markets Equity Portfolio - Service Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING JPMorgan Small Cap Core Equity Portfolio - Service Class
  ING Large Cap Growth Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Service Class
  ING Marsico Growth Portfolio - Service Class
  ING Marsico International Opportunities Portfolio - Service Class
  ING MFS Total Return Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Service Class
  ING MFS Utilities Portfolio - Service Class
  ING PIMCO High Yield Portfolio - Service Class
  ING Pioneer Equity Income Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Service Class
  ING Retirement Growth Portfolio - Adviser Class
  ING Retirement Moderate Growth Portfolio - Adviser Class
  ING Retirement Moderate Portfolio - Adviser Class
  ING T. Rowe Price Capital Appreciation Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
  ING Templeton Global Growth Portfolio - Service Class
  ING U.S. Stock Index Portfolio - Service Class
  ING Van Kampen Growth and Income Portfolio - Service Class
  ING Wells Fargo HealthCare Portfolio - Service Class
  ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Money Market Portfolio:
  ING Money Market Portfolio - Class I
  ING Money Market Portfolio - Class S

ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Service Class
  ING Baron Asset Portfolio - Service Class
  ING Baron Small Cap Growth Portfolio - Service Class
  ING Columbia Small Cap Value Portfolio - Service Class
  ING Davis New York Venture Portfolio - Service Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING Solution 2015 Portfolio - Service Class
  ING Solution 2025 Portfolio - Service Class
  ING Solution 2035 Portfolio - Service Class
  ING Solution 2045 Portfolio - Service Class
  ING Solution Income Portfolio - Service Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
  ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING Templeton Foreign Equity Portfolio - Initial Class
  ING Thornburg Value Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
  ING Van Kampen Comstock Portfolio - Service Class
  ING Van Kampen Equity and Income Portfolio - Initial Class
  ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
  ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 5
  ING GET U.S. Core Portfolio - Series 6
  ING GET U.S. Core Portfolio - Series 7
  ING GET U.S. Core Portfolio - Series 8
  ING GET U.S. Core Portfolio - Series 9
  ING GET U.S. Core Portfolio - Series 10
  ING GET U.S. Core Portfolio - Series 11
  ING GET U.S. Core Portfolio - Series 12
  ING GET U.S. Core Portfolio - Series 13
  ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
  ING BlackRock Science and Technology Opportunities Portfolio - Class I
  ING Euro STOXX 50 Index Portfolio - Institutional Class

ING Variable Portfolios, Inc. (continued):
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class I
  ING International Index Portfolio - Class S
  ING Opportunistic Large Cap Portfolio - Class I
  ING Russell™ Large Cap Growth Index Portfolio - Class I
  ING Russell™ Large Cap Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class S
  ING Russell™ Mid Cap Growth Index Portfolio - Class S
  ING Russell™ Mid Cap Index Portfolio - Class I
  ING Russell™ Small Cap Index Portfolio - Class I
  ING Small Company Portfolio - Class I
  ING U.S. Bond Index Portfolio - Class I
ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class S
  ING SmallCap Opportunities Portfolio - Class I
  ING SmallCap Opportunities Portfolio - Class S
Invesco Variable Insurance Funds:
   Invesco V.I. Capital Appreciation Fund - Series I Shares
  Invesco V.I. Core Equity Fund - Series I Shares
Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio - Institutional Shares
  Janus Aspen Series Enterprise Portfolio - Institutional Shares
  Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
  Janus Aspen Series Janus Portfolio - Institutional Shares
  Janus Aspen Series Worldwide Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
  Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities/VA
  Oppenheimer Main Street Fund®/VA
  Oppenheimer Main Street Small Cap Fund®/VA
  Oppenheimer Small- & Mid-Cap Growth Fund/VA
PIMCO Variable Insurance Trust:
  PIMCO Real Return Portfolio - Administrative Class
  Pioneer Variable Contracts Trust:
  Pioneer Emerging Markets VCT Portfolio - Class I
  Pioneer High Yield VCT Portfolio - Class I
Premier VIT:
  Premier VIT OpCap Mid Cap Portfolio - Class I
Wanger Advisors Trust:
  Wanger International
  Wanger Select
  Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING Life Insurance and Annuity Company at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia
April 7, 2011

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	American
	Funds		Federated
	Insurance		Capital		Federated Fund
	Series®	Calvert VP	Appreciation	Federated	for U.S.
	International	SRI Balanced	Fund II -	Capital Income	Government
	Fund - Class 2	Portfolio	Primary Shares	Fund II	Securities II
Assets
Investments in mutual funds
at fair value	$4	$962	$6,511	$3,562	$1,260
Total assets	4	962	6,511	3,562	1,260
Net assets	$4	$962	$6,511	$3,562	$1,260

Net assets
Accumulation units	$4	$962	$6,442	$3,530	$1,260
Contracts in payout (annuitization)
period	-	-	69	32	-
Total net assets	$4	$962	$6,511	$3,562	$1,260

Total number of mutual fund shares	225	567,477	1,017,401	389,328	109,596

Cost of mutual fund shares	$4	$935	$5,984	$3,326	$1,224

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities December 31, 2010
(Dollars in thousands)

	Federated High	Federated		Fidelity® VIP	Fidelity® VIP
	Income Bond	Kaufmann	Federated	Equity-Income	Growth
	Fund II -	Fund II -	Prime Money	Portfolio -	Portfolio -
	Primary Shares	Primary Shares	Fund II	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$4,115	$2,136	$1,959	$63,098	$9,794
Total assets	4,115	2,136	1,959	63,098	9,794
Net assets	$4,115	$2,136	$1,959	$63,098	$9,794

Net assets
Accumulation units	$4,075	$2,136	$1,947	$63,098	$9,794
Contracts in payout (annuitization)
period	40	-	12	-	-
Total net assets	$4,115	$2,136	$1,959	$63,098	$9,794

Total number of mutual fund shares	585,398	142,795	1,958,968	3,317,473	264,048

Cost of mutual fund shares	$3,934	$1,866	$1,959	$78,002	$9,237

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	High Income	Overseas	Contrafund®	Index 500	Grade Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$187	$4,929	$127,170	$22,102	$868
Total assets	187	4,929	127,170	22,102	868
Net assets	$187	$4,929	$127,170	$22,102	$868

Net assets
Accumulation units	$-	$4,929	$127,170	$22,102	$868
Contracts in payout (annuitization)
period	187	-	-	-	-
Total net assets	$187	$4,929	$127,170	$22,102	$868

Total number of mutual fund shares	33,645	293,931	5,325,386	166,945	67,637

Cost of mutual fund shares	$157	$5,192	$147,137	$20,560	$857

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Franklin Small		ING		ING American
	Cap Value	ING Balanced	Intermediate	ING American	Funds Growth-
	Securities	Portfolio -	Bond Portfolio -	Funds Growth	Income
	Fund - Class 2	Class I	Class I	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$3,417	$81,044	$101,061	$12,525	$10,115
Total assets	3,417	81,044	101,061	12,525	10,115
Net assets	$3,417	$81,044	$101,061	$12,525	$10,115

Net assets
Accumulation units	$3,417	$57,212	$91,846	$10,247	$8,270
Contracts in payout (annuitization)
period	-	23,832	9,215	2,278	1,845
Total net assets	$3,417	$81,044	$101,061	$12,525	$10,115

Total number of mutual fund shares	210,285	7,004,628	8,372,923	247,586	300,958

Cost of mutual fund shares	$2,822	$88,281	$102,007	$12,874	$11,129

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING BlackRock	ING BlackRock	ING Clarion
			Inflation	Large Cap	Global Real
	ING American	ING Artio	Protected Bond	Growth	Estate
	Funds	Foreign	Portfolio -	Portfolio -	Portfolio -
	International	Portfolio -	Institutional	Institutional	Institutional
	Portfolio	Service Class	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$13,439	$4,771	$297	$24,230	$1,619
Total assets	13,439	4,771	297	24,230	1,619
Net assets	$13,439	$4,771	$297	$24,230	$1,619

Net assets
Accumulation units	$11,401	$4,771	$297	$22,309	$1,619
Contracts in payout (annuitization)
period	2,038	-	-	1,921	-
Total net assets	$13,439	$4,771	$297	$24,230	$1,619

Total number of mutual fund shares	802,827	413,050	28,582	2,472,495	166,047

Cost of mutual fund shares	$13,901	$4,399	$299	$28,465	$1,427

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Global Real	ING Clarion	Diversified Mid	ING FMRSM	ING Franklin
	Estate	Real Estate	Cap Portfolio -	Diversified Mid	Income
	Portfolio -	Portfolio -	Institutional	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,145	$2,302	$18,278	$2,007	$4,307
Total assets	1,145	2,302	18,278	2,007	4,307
Net assets	$1,145	$2,302	$18,278	$2,007	$4,307

Net assets
Accumulation units	$1,145	$2,302	$16,128	$2,007	$4,307
Contracts in payout (annuitization)
period	-	-	2,150	-	-
Total net assets	$1,145	$2,302	$18,278	$2,007	$4,307

Total number of mutual fund shares	118,066	105,036	1,199,370	132,150	429,432

Cost of mutual fund shares	$1,205	$1,871	$15,852	$1,620	$4,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING JPMorgan
				Emerging	ING JPMorgan
	ING Franklin	ING Global	ING Janus	Markets Equity	Emerging
	Mutual Shares	Resources	Contrarian	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,831	$8,254	$1,340	$8,255	$11,521
Total assets	1,831	8,254	1,340	8,255	11,521
Net assets	$1,831	$8,254	$1,340	$8,255	$11,521

Net assets
Accumulation units	$1,831	$8,254	$1,340	$8,255	$11,521
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$1,831	$8,254	$1,340	$8,255	$11,521

Total number of mutual fund shares	227,738	383,911	111,035	360,167	504,183

Cost of mutual fund shares	$1,741	$7,311	$1,196	$6,736	$9,639

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Equity	Small Cap Core	Growth	and Income	Abbett Growth
	Portfolio -	Equity	Portfolio -	Portfolio -	and Income
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,093	$324	$8,989	$2,705	$432
Total assets	2,093	324	8,989	2,705	432
Net assets	$2,093	$324	$8,989	$2,705	$432

Net assets
Accumulation units	$2,093	$324	$7,964	$2,705	$432
Contracts in payout (annuitization)
period	-	-	1,025	-	-
Total net assets	$2,093	$324	$8,989	$2,705	$432

Total number of mutual fund shares	158,223	24,643	677,414	301,233	47,853

Cost of mutual fund shares	$2,022	$299	$7,231	$2,796	$335

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Marsico	ING MFS Total
	ING Marsico	International	Return	ING MFS	ING MFS
	Growth	Opportunities	Portfolio -	Total Return	Utilities
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,523	$4,700	$40,810	$1,091	$2,489
Total assets	1,523	4,700	40,810	1,091	2,489
Net assets	$1,523	$4,700	$40,810	$1,091	$2,489

Net assets
Accumulation units	$1,523	$4,700	$40,810	$1,091	$2,489
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$1,523	$4,700	$40,810	$1,091	$2,489

Total number of mutual fund shares	88,954	403,079	2,724,308	72,858	187,106

Cost of mutual fund shares	$1,203	$5,408	$44,770	$974	$2,394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Pioneer		ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer	Mid Cap Value	ING Pioneer
	High Yield	Portfolio -	Fund Portfolio -	Portfolio -	Mid Cap Value
	Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$4,727	$3,430	$10,904	$2,795	$831
Total assets	4,727	3,430	10,904	2,795	831
Net assets	$4,727	$3,430	$10,904	$2,795	$831

Net assets
Accumulation units	$4,727	$3,430	$7,937	$2,795	$831
Contracts in payout (annuitization)
period	-	-	2,967	-	-
Total net assets	$4,727	$3,430	$10,904	$2,795	$831

Total number of mutual fund shares	462,481	425,558	977,105	254,581	75,724

Cost of mutual fund shares	$4,329	$3,448	$10,810	$2,703	$690

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING Retirement	ING	ING T. Rowe	ING T. Rowe
	Retirement	Moderate	Retirement	Price Capital	Price Equity
	Growth	Growth	Moderate	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$5,538	$6,453	$7,174	$11,444	$5,791
Total assets	5,538	6,453	7,174	11,444	5,791
Net assets	$5,538	$6,453	$7,174	$11,444	$5,791

Net assets
Accumulation units	$5,538	$6,453	$7,174	$11,444	$5,791
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$5,538	$6,453	$7,174	$11,444	$5,791

Total number of mutual fund shares	529,995	604,782	666,117	504,805	491,569

Cost of mutual fund shares	$4,907	$5,754	$6,528	$10,250	$4,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Van
			Kampen	ING Wells
	ING Templeton	ING U.S. Stock	Growth and	Fargo	ING Money
	Global Growth	Index	Income	HealthCare	Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Class I
Assets
Investments in mutual funds
at fair value	$327	$60	$857	$214	$97,671
Total assets	327	60	857	214	97,671
Net assets	$327	$60	$857	$214	$97,671

Net assets
Accumulation units	$327	$60	$857	$214	$92,757
Contracts in payout (annuitization)
period	-	-	-	-	4,914
Total net assets	$327	$60	$857	$214	$97,671

Total number of mutual fund shares	28,988	5,522	39,502	19,397	97,671,427

Cost of mutual fund shares	$323	$54	$827	$184	$97,671

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING American	ING Baron	ING Columbia
	ING Money	Century Small-	Small Cap	Small Cap	ING Davis New
	Market	Mid Cap Value	Growth	Value	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$313	$2,244	$3,700	$719	$2,620
Total assets	313	2,244	3,700	719	2,620
Net assets	$313	$2,244	$3,700	$719	$2,620

Net assets
Accumulation units	$313	$2,244	$3,700	$719	$2,620
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$313	$2,244	$3,700	$719	$2,620

Total number of mutual fund shares	313,015	189,817	195,236	69,155	147,442

Cost of mutual fund shares	$313	$1,773	$3,262	$650	$2,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Legg		ING	ING
		Mason		Oppenheimer	Oppenheimer
	ING	ClearBridge	ING	Global	Global
	JPMorgan Mid	Aggressive	Oppenheimer	Strategic	Strategic
	Cap Value	Growth	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,745	$20,533	$92,120	$44,608	$115
Total assets	1,745	20,533	92,120	44,608	115
Net assets	$1,745	$20,533	$92,120	$44,608	$115

Net assets
Accumulation units	$1,745	$19,664	$88,986	$41,489	$-
Contracts in payout (annuitization)
period	-	869	3,134	3,119	115
Total net assets	$1,745	$20,533	$92,120	$44,608	$115

Total number of mutual fund shares	125,724	424,505	6,636,893	3,789,982	9,751

Cost of mutual fund shares	$1,651	$15,485	$86,201	$40,816	$86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$15,202	$19,661	$3,709	$2,404	$3,271
Total assets	15,202	19,661	3,709	2,404	3,271
Net assets	$15,202	$19,661	$3,709	$2,404	$3,271

Net assets
Accumulation units	$15,202	$17,508	$3,709	$2,404	$3,271
Contracts in payout (annuitization)
period	-	2,153	-	-	-
Total net assets	$15,202	$19,661	$3,709	$2,404	$3,271

Total number of mutual fund shares	1,262,614	1,749,167	335,626	216,345	288,991

Cost of mutual fund shares	$14,523	$15,314	$3,598	$2,135	$2,853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$940	$879	$48,429	$32,431	$19,635
Total assets	940	879	48,429	32,431	19,635
Net assets	$940	$879	$48,429	$32,431	$19,635

Net assets
Accumulation units	$940	$879	$48,429	$28,147	$18,173
Contracts in payout (annuitization)
period	-	-	-	4,284	1,462
Total net assets	$940	$879	$48,429	$32,431	$19,635

Total number of mutual fund shares	82,443	80,156	5,631,304	595,168	1,776,887

Cost of mutual fund shares	$778	$833	$44,100	$29,141	$21,003

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING UBS U.S.	ING Van	ING Van	ING Strategic
	Thornburg	Large Cap	Kampen	Kampen Equity	Allocation
	Value	Equity	Comstock	and Income	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Class I
Assets
Investments in mutual funds
at fair value	$17,212	$15,770	$937	$61,835	$8,905
Total assets	17,212	15,770	937	61,835	8,905
Net assets	$17,212	$15,770	$937	$61,835	$8,905

Net assets
Accumulation units	$14,643	$15,770	$937	$61,835	$6,441
Contracts in payout (annuitization)
period	2,569	-	-	-	2,464
Total net assets	$17,212	$15,770	$937	$61,835	$8,905

Total number of mutual fund shares	538,201	1,740,595	92,001	1,806,977	855,468

Cost of mutual fund shares	$15,116	$14,717	$855	$61,784	$9,523

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth
	Growth	Moderate	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Series 5	Series 6
Assets
Investments in mutual funds
at fair value	$8,728	$10,595	$225,273	$1,377	$15,203
Total assets	8,728	10,595	225,273	1,377	15,203
Net assets	$8,728	$10,595	$225,273	$1,377	$15,203

Net assets
Accumulation units	$7,286	$7,840	$169,321	$1,377	$15,203
Contracts in payout (annuitization)
period	1,442	2,755	55,952	-	-
Total net assets	$8,728	$10,595	$225,273	$1,377	$15,203

Total number of mutual fund shares	852,313	1,027,611	10,267,688	177,262	1,876,923

Cost of mutual fund shares	$9,636	$12,067	$196,240	$1,668	$17,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Assets
Investments in mutual funds
at fair value	$8,795	$7,580	$6,162	$4,340	$4,945
Total assets	8,795	7,580	6,162	4,340	4,945
Net assets	$8,795	$7,580	$6,162	$4,340	$4,945

Net assets
Accumulation units	$8,795	$7,580	$6,162	$4,340	$4,945
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$8,795	$7,580	$6,162	$4,340	$4,945

Total number of mutual fund shares	1,109,132	953,418	770,243	533,881	616,536

Cost of mutual fund shares	$10,294	$8,975	$7,170	$5,030	$5,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING BlackRock	ING Euro
				Science and	STOXX 50
				Technology	Index
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities	Portfolio -
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Institutional
	Series 12	Series 13	Series 14	Class I	Class
Assets
Investments in mutual funds
at fair value	$12,788	$12,706	$9,684	$6,924	$34
Total assets	12,788	12,706	9,684	6,924	34
Net assets	$12,788	$12,706	$9,684	$6,924	$34

Net assets
Accumulation units	$12,788	$12,706	$9,684	$6,924	$34
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$12,788	$12,706	$9,684	$6,924	$34

Total number of mutual fund shares	1,616,632	1,295,159	949,449	1,165,584	3,231

Cost of mutual fund shares	$14,476	$12,954	$9,622	$5,492	$29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING	ING
	ING Index Plus	ING Index Plus	ING Index Plus	International	International
	LargeCap	MidCap	SmallCap	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$77,272	$9,868	$4,105	$10,272		$53
Total assets	77,272	9,868	4,105	10,272		53
Net assets	$77,272	$9,868	$4,105	$10,272		$53

Net assets
Accumulation units	$58,649	$9,868	$4,105	$9,128		$53
Contracts in payout (annuitization)
period	18,623	-	-	1,144		-
Total net assets	$77,272	$9,868	$4,105	$10,272		$53

Total number of mutual fund shares	5,563,120	636,255	291,959	1,202,858	6,245

Cost of mutual fund shares	$87,426	$10,621	$4,326	$9,143		$49

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Mid Cap
	Growth Index	Index	Value Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class S
Assets
Investments in mutual funds
at fair value	$27,852	$19,011	$8,621	$1,547	$367
Total assets	27,852	19,011	8,621	1,547	367
Net assets	$27,852	$19,011	$8,621	$1,547	$367

Net assets
Accumulation units	$27,438	$15,241	$8,621	$1,547	$367
Contracts in payout (annuitization)
period	414	3,770	-	-	-
Total net assets	$27,852	$19,011	$8,621	$1,547	$367

Total number of mutual fund shares	1,935,494	1,963,925	684,208	123,099	22,487

Cost of mutual fund shares	$21,207	$15,233	$7,455	$1,350	$340

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING Russell™			ING
	ING Russell™	Small Cap	ING Small	ING U.S. Bond	International
	Mid Cap Index	Index	Company	Index	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$260	$373	$33,287	$1,305	$1,872
Total assets	260	373	33,287	1,305	1,872
Net assets	$260	$373	$33,287	$1,305	$1,872

Net assets
Accumulation units	$260	$373	$28,347	$1,305	$1,872
Contracts in payout (annuitization)
period	-	-	4,940	-	-
Total net assets	$260	$373	$33,287	$1,305	$1,872

Total number of mutual fund shares	22,503	30,212	1,814,976	121,464	220,466

Cost of mutual fund shares	$229	$354	$32,729	$1,312	$1,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					Invesco V.I.
	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Capital
	Opportunities	Opportunities	Opportunities	Opportunities	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Fund - Series I
	Class I	Class S	Class I	Class S	Shares
Assets
Investments in mutual funds
at fair value	$1,993	$3,477	$852	$2,465	$649
Total assets	1,993	3,477	852	2,465	649
Net assets	$1,993	$3,477	$852	$2,465	$649

Net assets
Accumulation units	$1,993	$3,477	$852	$2,465	$603
Contracts in payout (annuitization)
period	-	-	-	-	46
Total net assets	$1,993	$3,477	$852	$2,465	$649

Total number of mutual fund shares	170,468	303,375	40,049	118,510	27,858

Cost of mutual fund shares	$1,611	$2,258	$762	$2,113	$669

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			Janus Aspen
		Janus Aspen	Series	Janus Aspen	Janus Aspen
	Invesco V.I.	Series Balanced	Enterprise	Series Flexible	Series Janus
	Core Equity	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Series I	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$1,555	$14	$2	$3	$2
Total assets	1,555	14	2	3	2
Net assets	$1,555	$14	$2	$3	$2

Net assets
Accumulation units	$1,358	$14	$2	$3	$2
Contracts in payout (annuitization)
period	197	-	-	-	-
Total net assets	$1,555	$14	$2	$3	$2

Total number of mutual fund shares	57,525	507	53	245	82

Cost of mutual fund shares	$1,418	$13	$2	$3	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Janus Aspen
	Series		Lord Abbett
	Worldwide		Series Fund -			Oppenheimer
	Portfolio -		Mid-Cap Value	Oppenheimer	Oppenheimer	Main Street
	Institutional		Portfolio -	Global	Main Street	Small Cap
	Shares		Class VC	Securities/VA	Fund®/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value		$1	$2,550	$63	$286	$871
Total assets		1	2,550	63	286	871
Net assets		$1	$2,550	$63	$286	$871

Net assets
Accumulation units		$1	$2,550	$63	$-	$871
Contracts in payout (annuitization)
period		-	-	-	286	-
Total net assets		$1	$2,550	$63	$286	$871

Total number of mutual fund shares	46		153,989	2,079	13,700	49,312

Cost of mutual fund shares		$2	$2,667	$66	$318	$803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Wanger International

Assets
Investments in mutual funds
at fair value	$55	$7,054	$4,363	$502	$1,990
Total assets	55	7,054	4,363	502	1,990
Net assets	$55	$7,054	$4,363	$502	$1,990

Net assets
Accumulation units	$-	$7,054	$4,363	$502	$1,990
Contracts in payout (annuitization)
period	55	-	-	-	-
Total net assets	$55	$7,054	$4,363	$502	$1,990

Total number of mutual fund shares	1,179	536,838	138,415	47,199	55,039

Cost of mutual fund shares	$52	$6,799	$3,800	$396	$1,695

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$3,507	$807
Total assets	3,507	807
Net assets	$3,507	$807

Net assets
Accumulation units	$3,507	$807
Contracts in payout (annuitization)
period	-	-
Total net assets	$3,507	$807

Total number of mutual fund shares	120,975	23,832

Cost of mutual fund shares	$2,651	$648

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Capital Income Fund II	Federated Clover Value Fund II - Primary Shares

Net investment income (loss)
Income:
Dividends	$-	$14	$-	$106	$144
Total investment income	-	14	-	106	144
Expenses:
Mortality and expense risk and
other charges	-	12	74	46	21
Total expenses	-	12	74	46	21
Net investment income (loss)	-	2	(74)	60	123

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(99)	(23)	1	(4,714)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(99)	(23)	1	(4,714)
Net unrealized appreciation
(depreciation) of investments	-	211	527	251	4,849
Net realized and unrealized gain (loss)
on investments	-	112	504	252	135
Net increase (decrease) in net assets
resulting from operations	$-	$114	$430	$312	$258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		Federated	Federated High		Federated
	Federated	Fund for U.S.	Income Bond	Federated	Kaufmann
	Equity Income	Government	Fund II -	International	Fund II -
	Fund II	Securities II	Primary Shares	Equity Fund II	Primary Shares
Net investment income (loss)
Income:
Dividends	$76	$67	$345	$4	$-
Total investment income	76	67	345	4	-
Expenses:
Mortality and expense risk and
other charges	6	20	59	4	24
Total expenses	6	20	59	4	24
Net investment income (loss)	70	47	286	-	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(117)	13	(112)	78	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(117)	13	(112)	78	8
Net unrealized appreciation
(depreciation) of investments	82	(5)	345	(189)	270
Net realized and unrealized gain (loss)
on investments	(35)	8	233	(111)	278
Net increase (decrease) in net assets
resulting from operations	$35	$55	$519	$(111)	$254

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Federated Mid		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Cap Growth	Federated	Equity-Income	Growth	High Income
	Strategies	Prime Money	Portfolio -	Portfolio -	Portfolio -
	Fund II	Fund II	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$-	$-	$1,082	$31	$14
Total investment income	-	-	1,082	31	14
Expenses:
Mortality and expense risk and
other charges	6	29	752	77	2
Total expenses	6	29	752	77	2
Net investment income (loss)	(6)	(29)	330	(46)	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(283)	-	(4,229)	149	6
Capital gains distributions	-	-	-	23	-
Total realized gain (loss) on investments
and capital gains distributions	(283)	-	(4,229)	172	6
Net unrealized appreciation
(depreciation) of investments	368	-	11,756	1,754	4
Net realized and unrealized gain (loss)
on investments	85	-	7,527	1,926	10
Net increase (decrease) in net assets
resulting from operations	$79	$(29)	$7,857	$1,880	$22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Overseas	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Securities
	Initial Class	Initial Class	Initial Class	Initial Class	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$64	$1,453	$401	$31	$25
Total investment income	64	1,453	401	31	25
Expenses:
Mortality and expense risk and
other charges	45	1,387	300	12	28
Total expenses	45	1,387	300	12	28
Net investment income (loss)	19	66	101	19	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,115)	(3,857)	754	3	(622)
Capital gains distributions	9	53	426	9	-
Total realized gain (loss) on investments
and capital gains distributions	(1,106)	(3,804)	1,180	12	(622)
Net unrealized appreciation
(depreciation) of investments	1,618	21,493	1,431	24	1,416
Net realized and unrealized gain (loss)
on investments	512	17,689	2,611	36	794
Net increase (decrease) in net assets
resulting from operations	$531	$17,755	$2,712	$55	$791

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Balanced Portfolio - Class I	ING Intermediate Bond Portfolio - Class I	ING American Funds Growth Portfolio	ING American Funds Growth- Income Portfolio	ING American Funds International Portfolio

Net investment income (loss)
Income:
Dividends	$2,239	$5,069	$14	$98	$132
Total investment income	2,239	5,069	14	98	132
Expenses:
Mortality and expense risk and
other charges	949	1,252	155	130	172
Total expenses	949	1,252	155	130	172
Net investment income (loss)	1,290	3,817	(141)	(32)	(40)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,473)	(1,292)	(1,563)	(1,195)	(2,521)
Capital gains distributions	-	-	-	-	19
Total realized gain (loss) on investments
and capital gains distributions	(1,473)	(1,292)	(1,563)	(1,195)	(2,502)
Net unrealized appreciation
(depreciation) of investments	9,754	6,154	3,569	2,081	3,068
Net realized and unrealized gain (loss)
on investments	8,281	4,862	2,006	886	566
Net increase (decrease) in net assets
resulting from operations	$9,571	$8,679	$1,865	$854	$526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING BlackRock	ING BlackRock	ING Clarion
		Inflation	Large Cap	Global Real	ING Clarion
	ING Artio	Protected Bond	Growth	Estate	Global Real
	Foreign	Portfolio -	Portfolio -	Portfolio -	Estate
	Portfolio -	Institutional	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$-	$113	$128	$93
Total investment income	-	-	113	128	93
Expenses:
Mortality and expense risk and
other charges	50	1	283	13	12
Total expenses	50	1	283	13	12
Net investment income (loss)	(50)	(1)	(170)	115	81

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,243)	1	(1,602)	(62)	(158)
Capital gains distributions	-	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,243)	2	(1,602)	(62)	(158)
Net unrealized appreciation
(depreciation) of investments	2,467	(2)	4,463	164	224
Net realized and unrealized gain (loss)
on investments	224	-	2,861	102	66
Net increase (decrease) in net assets
resulting from operations	$174	$(1)	$2,691	$217	$147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Franklin Income Portfolio - Service Class	ING Franklin Mutual Shares Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$74	$62	$2	$227	$9
Total investment income	74	62	2	227	9
Expenses:
Mortality and expense risk and
other charges	17	207	12	51	23
Total expenses	17	207	12	51	23
Net investment income (loss)	57	(145)	(10)	176	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(150)	(469)	(60)	(270)	(272)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(150)	(469)	(60)	(270)	(272)
Net unrealized appreciation
(depreciation) of investments	549	4,608	409	561	458
Net realized and unrealized gain (loss)
on investments	399	4,139	349	291	186
Net increase (decrease) in net assets
resulting from operations	$456	$3,994	$339	$467	$172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING JPMorgan		ING JPMorgan
			Emerging	ING JPMorgan	Small Cap Core
	ING Global	ING Janus	Markets Equity	Emerging	Equity
	Resources	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$72	$-	$49	$41	$9
Total investment income	72	-	49	41	9
Expenses:
Mortality and expense risk and
other charges	75	10	89	71	23
Total expenses	75	10	89	71	23
Net investment income (loss)	(3)	(10)	(40)	(30)	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,578)	276	(357)	(514)	(104)
Capital gains distributions	-	-	372	436	-
Total realized gain (loss) on investments
and capital gains distributions	(1,578)	276	15	(78)	(104)
Net unrealized appreciation
(depreciation) of investments	2,924	(164)	1,247	1,617	562
Net realized and unrealized gain (loss)
on investments	1,346	112	1,262	1,539	458
Net increase (decrease) in net assets
resulting from operations	$1,343	$102	$1,222	$1,509	$444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Lord
	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Small Cap Core	Growth	and Income	Abbett Growth	ING Marsico
	Equity	Portfolio -	Portfolio -	and Income	Growth
	Portfolio -	Institutional	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$36	$21	$2	$9
Total investment income	-	36	21	2	9
Expenses:
Mortality and expense risk and
other charges	2	109	26	5	14
Total expenses	2	109	26	5	14
Net investment income (loss)	(2)	(73)	(5)	(3)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	196	(609)	(102)	(175)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	196	(609)	(102)	(175)
Net unrealized appreciation
(depreciation) of investments	47	928	1,073	172	394
Net realized and unrealized gain (loss)
on investments	38	1,124	464	70	219
Net increase (decrease) in net assets
resulting from operations	$36	$1,051	$459	$67	$214

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING PIMCO High Yield Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$69	$192	$6	$62	$341
Total investment income	69	192	6	62	341
Expenses:
Mortality and expense risk and
other charges	55	530	10	18	52
Total expenses	55	530	10	18	52
Net investment income (loss)	14	(338)	(4)	44	289

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(835)	(2,960)	(173)	(274)	410
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(835)	(2,960)	(173)	(274)	410
Net unrealized appreciation
(depreciation) of investments	1,324	6,835	272	501	(144)
Net realized and unrealized gain (loss)
on investments	489	3,875	99	227	266
Net increase (decrease) in net assets
resulting from operations	$503	$3,537	$95	$271	$555

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Pioneer	ING Pioneer	ING Pioneer		ING
	Equity Income	Fund	Mid Cap Value	ING Pioneer	Retirement
	Portfolio -	Portfolio -	Portfolio -	Mid Cap Value	Growth
	Institutional	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$79	$129	$30	$7	$20
Total investment income	79	129	30	7	20
Expenses:
Mortality and expense risk and
other charges	23	126	23	10	65
Total expenses	23	126	23	10	65
Net investment income (loss)	56	3	7	(3)	(45)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(448)	(176)	(37)	37
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(200)	(448)	(176)	(37)	37
Net unrealized appreciation
(depreciation) of investments	684	1,817	588	152	522
Net realized and unrealized gain (loss)
on investments	484	1,369	412	115	559
Net increase (decrease) in net assets
resulting from operations	$540	$1,372	$419	$112	$514

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING
	Retirement	ING	ING T. Rowe	ING T. Rowe
	Moderate	Retirement	Price Capital	Price Equity	ING Templeton
	Growth	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$32	$48	$181	$89	$5
Total investment income	32	48	181	89	5
Expenses:
Mortality and expense risk and
other charges	81	104	101	53	5
Total expenses	81	104	101	53	5
Net investment income (loss)	(49)	(56)	80	36	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	87	161	(671)	(758)	(107)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	87	161	(671)	(758)	(107)
Net unrealized appreciation
(depreciation) of investments	574	522	1,956	1,404	120
Net realized and unrealized gain (loss)
on investments	661	683	1,285	646	13
Net increase (decrease) in net assets
resulting from operations	$612	$627	$1,365	$682	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING Van
		Kampen	ING Wells	ING Wells
	ING U.S. Stock	Growth and	Fargo	Fargo Small	ING Money
	Index	Income	HealthCare	Cap Disciplined	Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Class I
Net investment income (loss)
Income:
Dividends	$1	$2	$-	$3	$27
Total investment income	1	2	-	3	27
Expenses:
Mortality and expense risk and
other charges	-	7	2	3	1,413
Total expenses	-	7	2	3	1,413
Net investment income (loss)	1	(5)	(2)	-	(1,386)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(47)	1	33	-
Capital gains distributions	-	-	-	-	276
Total realized gain (loss) on investments
and capital gains distributions	8	(47)	1	33	276
Net unrealized appreciation
(depreciation) of investments	6	139	14	(63)	-
Net realized and unrealized gain (loss)
on investments	14	92	15	(30)	276
Net increase (decrease) in net assets
resulting from operations	$15	$87	$13	$(30)	$(1,110)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING American		ING Baron	ING Columbia
	ING Money	Century Small-	ING Baron	Small Cap	Small Cap
	Market	Mid Cap Value	Asset	Growth	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$20	$-	$-	$6
Total investment income	-	20	-	-	6
Expenses:
Mortality and expense risk and
other charges	1	13	2	31	6
Total expenses	1	13	2	31	6
Net investment income (loss)	(1)	7	(2)	(31)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(18)	(33)	(11)	(39)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(18)	(33)	(11)	(39)
Net unrealized appreciation
(depreciation) of investments	-	360	32	822	168
Net realized and unrealized gain (loss)
on investments	-	342	(1)	811	129
Net increase (decrease) in net assets
resulting from operations	$(1)	$349	$(3)	$780	$129

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Legg		ING
			Mason		Oppenheimer
			ClearBridge	ING	Global
	ING Davis New	ING JPMorgan	Aggressive	Oppenheimer	Strategic
	York Venture	Mid Cap Value	Growth	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$10	$12	$-	$1,449	$1,378
Total investment income	10	12	-	1,449	1,378
Expenses:
Mortality and expense risk and
other charges	26	14	235	1,044	537
Total expenses	26	14	235	1,044	537
Net investment income (loss)	(16)	(2)	(235)	405	841

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(185)	(196)	915	499	1,275
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(185)	(196)	915	499	1,275
Net unrealized appreciation
(depreciation) of investments	453	535	3,283	11,231	3,922
Net realized and unrealized gain (loss)
on investments	268	339	4,198	11,730	5,197
Net increase (decrease) in net assets
resulting from operations	$252	$337	$3,963	$12,135	$6,038

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Oppenheimer Global Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$3	$499	$1,179	$80	$34
Total investment income	3	499	1,179	80	34
Expenses:
Mortality and expense risk and
other charges	1	131	236	29	16
Total expenses	1	131	236	29	16
Net investment income (loss)	2	368	943	51	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	327	686	(42)	(51)
Capital gains distributions	-	20	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	347	686	(42)	(51)
Net unrealized appreciation
(depreciation) of investments	13	262	1,442	341	306
Net realized and unrealized gain (loss)
on investments	13	609	2,128	299	255
Net increase (decrease) in net assets
resulting from operations	$15	$977	$3,071	$350	$273

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
				ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
					ING T. Rowe Price Growth Equity Portfolio - Initial Class
			ING Solution Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$33	$12	$32	$126	$11
Total investment income	33	12	32	126	11
Expenses:
Mortality and expense risk and
other charges	20	8	8	501	383
Total expenses	20	8	8	501	383
Net investment income (loss)	13	4	24	(375)	(372)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(96)	(122)	70	(154)	845
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(96)	(122)	70	(154)	845
Net unrealized appreciation
(depreciation) of investments	464	203	(5)	11,138	3,932
Net realized and unrealized gain (loss)
on investments	368	81	65	10,984	4,777
Net increase (decrease) in net assets
resulting from operations	$381	$85	$89	$10,609	$4,405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING	ING UBS U.S.	ING Van	ING Van
	ING Templeton	Thornburg	Large Cap	Kampen	Kampen Equity
	Foreign Equity	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$451	$259	$142	$13	$1,115
Total investment income	451	259	142	13	1,115
Expenses:
Mortality and expense risk and
other charges	223	198	194	8	744
Total expenses	223	198	194	8	744
Net investment income (loss)	228	61	(52)	5	371

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,358)	919	93	(136)	(505)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,358)	919	93	(136)	(505)
Net unrealized appreciation
(depreciation) of investments	2,480	578	1,702	277	6,484
Net realized and unrealized gain (loss)
on investments	1,122	1,497	1,795	141	5,979
Net increase (decrease) in net assets
resulting from operations	$1,350	$1,558	$1,743	$146	$6,350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class I	Class I	Class I	Series 5
Net investment income (loss)
Income:
Dividends	$387	$316	$423	$2,300	$25
Total investment income	387	316	423	2,300	25
Expenses:
Mortality and expense risk and
other charges	113	99	129	2,315	22
Total expenses	113	99	129	2,315	22
Net investment income (loss)	274	217	294	(15)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(439)	(826)	(969)	1,090	(40)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(439)	(826)	(969)	1,090	(40)
Net unrealized appreciation
(depreciation) of investments	979	1,551	1,666	25,612	43
Net realized and unrealized gain (loss)
on investments	540	725	697	26,702	3
Net increase (decrease) in net assets
resulting from operations	$814	$942	$991	$26,687	$6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$355	$208	$181	$138	$120
Total investment income	355	208	181	138	120
Expenses:
Mortality and expense risk and
other charges	291	172	139	112	78
Total expenses	291	172	139	112	78
Net investment income (loss)	64	36	42	26	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(844)	(582)	(331)	(295)	(144)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(844)	(582)	(331)	(295)	(144)
Net unrealized appreciation
(depreciation) of investments	833	619	348	405	212
Net realized and unrealized gain (loss)
on investments	(11)	37	17	110	68
Net increase (decrease) in net assets
resulting from operations	$53	$73	$59	$136	$110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING BlackRock
					Science and
					Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 11	Series 12	Series 13	Series 14	Class I
Net investment income (loss)
Income:
Dividends	$141	$397	$346	$433	$-
Total investment income	141	397	346	433	-
Expenses:
Mortality and expense risk and
other charges	92	240	230	180	64
Total expenses	92	240	230	180	64
Net investment income (loss)	49	157	116	253	(64)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(343)	(1,049)	(127)	(25)	(104)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(343)	(1,049)	(127)	(25)	(104)
Net unrealized appreciation
(depreciation) of investments	469	1,471	685	361	1,164
Net realized and unrealized gain (loss)
on investments	126	422	558	336	1,060
Net increase (decrease) in net assets
resulting from operations	$175	$579	$674	$589	$996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Euro
	STOXX 50					ING
	Index		ING Index Plus	ING Index Plus	ING Index Plus	International
	Portfolio -		LargeCap	MidCap	SmallCap	Index
	Institutional		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class		Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends		$-	$1,572	$104	$29	$393
Total investment income		-	1,572	104	29	393
Expenses:
Mortality and expense risk and
other charges		-	902	75	32	125
Total expenses		-	902	75	32	125
Net investment income (loss)		-	670	29	(3)	268

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	(2,462)	(480)	(365)	145
Capital gains distributions		-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions		-	(2,462)	(480)	(365)	145
Net unrealized appreciation
(depreciation) of investments		5	10,778	2,226	1,154	161
Net realized and unrealized gain (loss)
on investments		5	8,316	1,746	789	306
Net increase (decrease) in net assets
resulting from operations		$5	$8,986	$1,775	$786	$574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING	ING	ING Russell™	ING Russell™	ING Russell™
	International	Opportunistic	Large Cap	Large Cap	Large Cap
	Index	Large Cap	Growth Index	Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$1	$254	$186	$662	$143
Total investment income	1	254	186	662	143
Expenses:
Mortality and expense risk and
other charges	1	94	345	231	103
Total expenses	1	94	345	231	103
Net investment income (loss)	-	160	(159)	431	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1,279)	736	686	351
Capital gains distributions	-	-	-	-	909
Total realized gain (loss) on investments
and capital gains distributions	-	(1,279)	736	686	1,260
Net unrealized appreciation
(depreciation) of investments	1	243	2,292	751	(416)
Net realized and unrealized gain (loss)
on investments	1	(1,036)	3,028	1,437	844
Net increase (decrease) in net assets
resulting from operations	$1	$(876)	$2,869	$1,868	$884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Russell™	ING Russell™		ING Russell™
	Large Cap	Mid Cap	ING Russell™	Small Cap	ING Small
	Value Index	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$22	$-	$1	$-	$170
Total investment income	22	-	1	-	170
Expenses:
Mortality and expense risk and
other charges	21	1	1	1	365
Total expenses	21	1	1	1	365
Net investment income (loss)	1	(1)	-	(1)	(195)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	5	28	38	(2,021)
Capital gains distributions	150	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	175	6	28	38	(2,021)
Net unrealized appreciation
(depreciation) of investments	(41)	17	5	(9)	8,641
Net realized and unrealized gain (loss)
on investments	134	23	33	29	6,620
Net increase (decrease) in net assets
resulting from operations	$135	$22	$33	$28	$6,425

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I
			ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$28	$47	$9	$15	$-
Total investment income	28	47	9	15	-
Expenses:
Mortality and expense risk and
other charges	8	21	9	35	4
Total expenses	8	21	9	35	4
Net investment income (loss)	20	26	-	(20)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	(900)	22	256	123
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	39	(900)	22	256	123
Net unrealized appreciation
(depreciation) of investments	(16)	872	302	534	2
Net realized and unrealized gain (loss)
on investments	23	(28)	324	790	125
Net increase (decrease) in net assets
resulting from operations	$43	$(2)	$324	$770	$121

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class S			Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
		Invesco V.I. Capital Appreciation Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$-	$5	$15	$-	$-
Total investment income	-	5	15	-	-
Expenses:
Mortality and expense risk and
other charges	24	5	16	-	-
Total expenses	24	5	16	-	-
Net investment income (loss)	(24)	-	(1)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(30)	(27)	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	(30)	(27)	-	-
Net unrealized appreciation
(depreciation) of investments	615	118	153	1	-
Net realized and unrealized gain (loss)
on investments	588	88	126	1	-
Net increase (decrease) in net assets
resulting from operations	$564	$88	$125	$1	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	Janus Aspen Series Worldwide Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Oppenheimer Global Securities/VA

Net investment income (loss)
Income:
Dividends	$-	$-	$-	$9	$1
Total investment income	-	-	-	9	1
Expenses:
Mortality and expense risk and
other charges	-	-	-	19	-
Total expenses	-	-	-	19	-
Net investment income (loss)	-	-	-	(10)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(146)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(146)	(2)
Net unrealized appreciation
(depreciation) of investments	-	-	-	655	10
Net realized and unrealized gain (loss)
on investments	-	-	-	509	8
Net increase (decrease) in net assets
resulting from operations	$-	$-	$-	$499	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$3	$4	$-	$111	$12
Total investment income	3	4	-	111	12
Expenses:
Mortality and expense risk and
other charges	3	6	2	63	24
Total expenses	3	6	2	63	24
Net investment income (loss)	-	(2)	(2)	48	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(11)	36	269	258
Capital gains distributions	-	-	-	66	-
Total realized gain (loss) on investments
and capital gains distributions	(9)	(11)	36	335	258
Net unrealized appreciation
(depreciation) of investments	47	149	1	147	207
Net realized and unrealized gain (loss)
on investments	38	138	37	482	465
Net increase (decrease) in net assets
resulting from operations	$38	$136	$35	$530	$453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Mid Cap Portfolio - Class I	Wanger International	Wanger Select	Wanger USA

Net investment income (loss)
Income:
Dividends	$29	$1	$39	$17	$-
Total investment income	29	1	39	17	-
Expenses:
Mortality and expense risk and
other charges	5	1	12	24	5
Total expenses	5	1	12	24	5
Net investment income (loss)	24	-	27	(7)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	167	66	(115)	17
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	167	66	(115)	17
Net unrealized appreciation
(depreciation) of investments	39	(100)	238	801	103
Net realized and unrealized gain (loss)
on investments	55	67	304	686	120
Net increase (decrease) in net assets
resulting from operations	$79	$67	$331	$679	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	American Funds Insurance Series® International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Capital Appreciation Fund II - Primary Shares	Federated Capital Income Fund II

Net assets at January 1, 2009	$-	$1,172	$-	$1,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	12	-	71
Total realized gain (loss) on investments
and capital gains distributions	-	(153)	-	(39)
Net unrealized appreciation (depreciation)
of investments	-	366	-	300
Net increase (decrease) in net assets from operations	-	225	-	332
Changes from principal transactions:
Total unit transactions	-	(156)	-	(286)
Increase (decrease) in assets derived from principal
transactions	-	(156)	-	(286)
Total increase (decrease)	-	69	-	46
Net assets at December 31, 2009	-	1,241	-	1,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	(74)	60
Total realized gain (loss) on investments
and capital gains distributions	-	(99)	(23)	1
Net unrealized appreciation (depreciation)
of investments	-	211	527	251
Net increase (decrease) in net assets from operations	-	114	430	312
Changes from principal transactions:
Total unit transactions	4	(393)	6,081	1,713
Increase (decrease) in assets derived from principal
transactions	4	(393)	6,081	1,713
Total increase (decrease)	4	(279)	6,511	2,025
Net assets at December 31, 2010	$4	$962	$6,511	$3,562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Federated		Federated Fund	Federated High
	Clover Value	Federated	for U.S.	Income Bond
	Fund II -	Equity Income	Government	Fund II -
	Primary Shares	Fund II	Securities II	Primary Shares
Net assets at January 1, 2009	$8,770	$2,394	$1,916	$3,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	102	70	64	397
Total realized gain (loss) on investments
and capital gains distributions	(2,805)	(45)	2	(288)
Net unrealized appreciation (depreciation)
of investments	3,446	222	(2)	1,488
Net increase (decrease) in net assets from operations	743	247	64	1,597
Changes from principal transactions:
Total unit transactions	(1,872)	(426)	(365)	(771)
Increase (decrease) in assets derived from principal
transactions	(1,872)	(426)	(365)	(771)
Total increase (decrease)	(1,129)	(179)	(301)	826
Net assets at December 31, 2009	7,641	2,215	1,615	4,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	123	70	47	286
Total realized gain (loss) on investments
and capital gains distributions	(4,714)	(117)	13	(112)
Net unrealized appreciation (depreciation)
of investments	4,849	82	(5)	345
Net increase (decrease) in net assets from operations	258	35	55	519
Changes from principal transactions:
Total unit transactions	(7,899)	(2,250)	(410)	(718)
Increase (decrease) in assets derived from principal
transactions	(7,899)	(2,250)	(410)	(718)
Total increase (decrease)	(7,641)	(2,215)	(355)	(199)
Net assets at December 31, 2010	$-	$-	$1,260	$4,115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Federated	Federated Mid
	Federated	Kaufmann	Cap Growth	Federated
	International	Fund II -	Strategies	Prime Money
	Equity Fund II	Primary Shares	Fund II	Fund II
Net assets at January 1, 2009	$1,384	$-	$2,540	$1,747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	-	(33)	(16)
Total realized gain (loss) on investments
and capital gains distributions	(85)	-	(359)	-
Net unrealized appreciation (depreciation)
of investments	520	-	957	-
Net increase (decrease) in net assets from operations	457	-	565	(16)
Changes from principal transactions:
Total unit transactions	(246)	-	(681)	(229)
Increase (decrease) in assets derived from principal
transactions	(246)	-	(681)	(229)
Total increase (decrease)	211	-	(116)	(245)
Net assets at December 31, 2009	1,595	-	2,424	1,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(24)	(6)	(29)
Total realized gain (loss) on investments
and capital gains distributions	78	8	(283)	-
Net unrealized appreciation (depreciation)
of investments	(189)	270	368	-
Net increase (decrease) in net assets from operations	(111)	254	79	(29)
Changes from principal transactions:
Total unit transactions	(1,484)	1,882	(2,503)	486
Increase (decrease) in assets derived from principal
transactions	(1,484)	1,882	(2,503)	486
Total increase (decrease)	(1,595)	2,136	(2,424)	457
Net assets at December 31, 2010	$-	$2,136	$-	$1,959

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$61,149	$7,951	$69	$4,584

Increase (decrease) in net assets
Operations:
Net investment income (loss)	607	(36)	11	61
Total realized gain (loss) on investments
and capital gains distributions	(7,749)	(412)	(5)	(772)
Net unrealized appreciation (depreciation)
of investments	21,907	2,369	62	1,782
Net increase (decrease) in net assets from operations	14,765	1,921	68	1,071
Changes from principal transactions:
Total unit transactions	(10,027)	(1,254)	55	(203)
Increase (decrease) in assets derived from principal
transactions	(10,027)	(1,254)	55	(203)
Total increase (decrease)	4,738	667	123	868
Net assets at December 31, 2009	65,887	8,618	192	5,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	(46)	12	19
Total realized gain (loss) on investments
and capital gains distributions	(4,229)	172	6	(1,106)
Net unrealized appreciation (depreciation)
of investments	11,756	1,754	4	1,618
Net increase (decrease) in net assets from operations	7,857	1,880	22	531
Changes from principal transactions:
Total unit transactions	(10,646)	(704)	(27)	(1,054)
Increase (decrease) in assets derived from principal
transactions	(10,646)	(704)	(27)	(1,054)
Total increase (decrease)	(2,789)	1,176	(5)	(523)
Net assets at December 31, 2010	$63,098	$9,794	$187	$4,929

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Securities
	Initial Class	Initial Class	Initial Class	Fund - Class 2
Net assets at January 1, 2009	$109,547	$21,722	$876	$2,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	240	231	66	22
Total realized gain (loss) on investments
and capital gains distributions	(7,280)	(94)	(1)	(262)
Net unrealized appreciation (depreciation)
of investments	40,198	4,408	53	973
Net increase (decrease) in net assets from operations	33,158	4,545	118	733
Changes from principal transactions:
Total unit transactions	(16,135)	(3,402)	(80)	(85)
Increase (decrease) in assets derived from principal
transactions	(16,135)	(3,402)	(80)	(85)
Total increase (decrease)	17,023	1,143	38	648
Net assets at December 31, 2009	126,570	22,865	914	3,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	101	19	(3)
Total realized gain (loss) on investments
and capital gains distributions	(3,804)	1,180	12	(622)
Net unrealized appreciation (depreciation)
of investments	21,493	1,431	24	1,416
Net increase (decrease) in net assets from operations	17,755	2,712	55	791
Changes from principal transactions:
Total unit transactions	(17,155)	(3,475)	(101)	(751)
Increase (decrease) in assets derived from principal
transactions	(17,155)	(3,475)	(101)	(751)
Total increase (decrease)	600	(763)	(46)	40
Net assets at December 31, 2010	$127,170	$22,102	$868	$3,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
		Intermediate		ING American
	ING Balanced	Bond	ING American	Funds Growth-
	Portfolio -	Portfolio -	Funds Growth	Income
	Class I	Class I	Portfolio	Portfolio
Net assets at January 1, 2009	$81,353	$100,529	$12,540	$11,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,645	5,517	90	129
Total realized gain (loss) on investments
and capital gains distributions	(3,562)	(5,029)	(392)	(362)
Net unrealized appreciation (depreciation)
of investments	13,330	10,087	4,367	3,133
Net increase (decrease) in net assets from operations	12,413	10,575	4,065	2,900
Changes from principal transactions:
Total unit transactions	(13,251)	(6,287)	(2,198)	(1,825)
Increase (decrease) in assets derived from principal
transactions	(13,251)	(6,287)	(2,198)	(1,825)
Total increase (decrease)	(838)	4,288	1,867	1,075
Net assets at December 31, 2009	80,515	104,817	14,407	12,494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,290	3,817	(141)	(32)
Total realized gain (loss) on investments
and capital gains distributions	(1,473)	(1,292)	(1,563)	(1,195)
Net unrealized appreciation (depreciation)
of investments	9,754	6,154	3,569	2,081
Net increase (decrease) in net assets from operations	9,571	8,679	1,865	854
Changes from principal transactions:
Total unit transactions	(9,042)	(12,435)	(3,747)	(3,233)
Increase (decrease) in assets derived from principal
transactions	(9,042)	(12,435)	(3,747)	(3,233)
Total increase (decrease)	529	(3,756)	(1,882)	(2,379)
Net assets at December 31, 2010	$81,044	$101,061	$12,525	$10,115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING BlackRock	ING BlackRock
			Inflation	Large Cap
	ING American	ING Artio	Protected Bond	Growth
	Funds	Foreign	Portfolio -	Portfolio -
	International	Portfolio -	Institutional	Institutional
	Portfolio	Service Class	Class	Class
Net assets at January 1, 2009	$13,434	$7,156	$-	$21,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	337	186	-	(134)
Total realized gain (loss) on investments
and capital gains distributions	706	(2,259)	-	(2,825)
Net unrealized appreciation (depreciation)
of investments	3,731	3,193	-	8,637
Net increase (decrease) in net assets from operations	4,774	1,120	-	5,678
Changes from principal transactions:
Total unit transactions	(1,773)	(1,123)	-	(2,785)
Increase (decrease) in assets derived from principal
transactions	(1,773)	(1,123)	-	(2,785)
Total increase (decrease)	3,001	(3)	-	2,893
Net assets at December 31, 2009	16,435	7,153	-	24,319

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(50)	(1)	(170)
Total realized gain (loss) on investments
and capital gains distributions	(2,502)	(2,243)	2	(1,602)
Net unrealized appreciation (depreciation)
of investments	3,068	2,467	(2)	4,463
Net increase (decrease) in net assets from operations	526	174	(1)	2,691
Changes from principal transactions:
Total unit transactions	(3,522)	(2,556)	298	(2,780)
Increase (decrease) in assets derived from principal
transactions	(3,522)	(2,556)	298	(2,780)
Total increase (decrease)	(2,996)	(2,382)	297	(89)
Net assets at December 31, 2010	$13,439	$4,771	$297	$24,230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Clarion Global Real	ING Clarion		ING FMRSM
	Estate	Global Real	ING Clarion	Diversified Mid
	Portfolio -	Estate	Real Estate	Cap Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2009	$1,087	$902	$1,064	$13,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	13	33	(79)
Total realized gain (loss) on investments
and capital gains distributions	(163)	(226)	(368)	(1,834)
Net unrealized appreciation (depreciation)
of investments	477	485	696	6,478
Net increase (decrease) in net assets from operations	333	272	361	4,565
Changes from principal transactions:
Total unit transactions	293	(56)	128	(1,994)
Increase (decrease) in assets derived from principal
transactions	293	(56)	128	(1,994)
Total increase (decrease)	626	216	489	2,571
Net assets at December 31, 2009	1,713	1,118	1,553	16,149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	115	81	57	(145)
Total realized gain (loss) on investments
and capital gains distributions	(62)	(158)	(150)	(469)
Net unrealized appreciation (depreciation)
of investments	164	224	549	4,608
Net increase (decrease) in net assets from operations	217	147	456	3,994
Changes from principal transactions:
Total unit transactions	(311)	(120)	293	(1,865)
Increase (decrease) in assets derived from principal
transactions	(311)	(120)	293	(1,865)
Total increase (decrease)	(94)	27	749	2,129
Net assets at December 31, 2010	$1,619	$1,145	$2,302	$18,278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING FMRSM	ING Franklin	ING Franklin	ING Global
	Diversified Mid	Income	Mutual Shares	Resources
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$815	$3,482	$1,885	$6,198

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	206	(21)	(47)
Total realized gain (loss) on investments
and capital gains distributions	(108)	(474)	(234)	(1,006)
Net unrealized appreciation (depreciation)
of investments	425	1,308	726	3,285
Net increase (decrease) in net assets from operations	314	1,040	471	2,232
Changes from principal transactions:
Total unit transactions	108	73	(7)	305
Increase (decrease) in assets derived from principal
transactions	108	73	(7)	305
Total increase (decrease)	422	1,113	464	2,537
Net assets at December 31, 2009	1,237	4,595	2,349	8,735

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	176	(14)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(60)	(270)	(272)	(1,578)
Net unrealized appreciation (depreciation)
of investments	409	561	458	2,924
Net increase (decrease) in net assets from operations	339	467	172	1,343
Changes from principal transactions:
Total unit transactions	431	(755)	(690)	(1,824)
Increase (decrease) in assets derived from principal
transactions	431	(755)	(690)	(1,824)
Total increase (decrease)	770	(288)	(518)	(481)
Net assets at December 31, 2010	$2,007	$4,307	$1,831	$8,254

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING JPMorgan		ING JPMorgan
		Emerging	ING JPMorgan	Small Cap Core
	ING Janus	Markets Equity	Emerging	Equity
	Contrarian	Portfolio -	Markets Equity	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2009	$139	$3,328	$4,184	$1,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	27	(8)
Total realized gain (loss) on investments
and capital gains distributions	(37)	(1,259)	(597)	(218)
Net unrealized appreciation (depreciation)
of investments	356	3,503	3,534	645
Net increase (decrease) in net assets from operations	318	2,257	2,964	419
Changes from principal transactions:
Total unit transactions	890	606	1,060	(338)
Increase (decrease) in assets derived from principal
transactions	890	606	1,060	(338)
Total increase (decrease)	1,208	2,863	4,024	81
Net assets at December 31, 2009	1,347	6,191	8,208	2,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(40)	(30)	(14)
Total realized gain (loss) on investments
and capital gains distributions	276	15	(78)	(104)
Net unrealized appreciation (depreciation)
of investments	(164)	1,247	1,617	562
Net increase (decrease) in net assets from operations	102	1,222	1,509	444
Changes from principal transactions:
Total unit transactions	(109)	842	1,804	(351)
Increase (decrease) in assets derived from principal
transactions	(109)	842	1,804	(351)
Total increase (decrease)	(7)	2,064	3,313	93
Net assets at December 31, 2010	$1,340	$8,255	$11,521	$2,093

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Lord
	ING JPMorgan	ING Large Cap	Abbett Growth	ING Lord
	Small Cap Core	Growth	and Income	Abbett Growth
	Equity	Portfolio -	Portfolio -	and Income
	Portfolio -	Institutional	Institutional	Portfolio -
	Service Class	Class	Class	Service Class
Net assets at January 1, 2009	$102	$6,965	$4,020	$458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(58)	2	(3)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(234)	(1,358)	(157)
Net unrealized appreciation (depreciation)
of investments	32	2,959	1,854	244
Net increase (decrease) in net assets from operations	27	2,667	498	84
Changes from principal transactions:
Total unit transactions	14	(642)	(1,335)	(42)
Increase (decrease) in assets derived from principal
transactions	14	(642)	(1,335)	(42)
Total increase (decrease)	41	2,025	(837)	42
Net assets at December 31, 2009	143	8,990	3,183	500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(73)	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(9)	196	(609)	(102)
Net unrealized appreciation (depreciation)
of investments	47	928	1,073	172
Net increase (decrease) in net assets from operations	36	1,051	459	67
Changes from principal transactions:
Total unit transactions	145	(1,052)	(937)	(135)
Increase (decrease) in assets derived from principal
transactions	145	(1,052)	(937)	(135)
Total increase (decrease)	181	(1)	(478)	(68)
Net assets at December 31, 2010	$324	$8,989	$2,705	$432

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Marsico	ING MFS Total
	ING Marsico	International	Return	ING MFS Total
	Growth	Opportunities	Portfolio -	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2009	$1,285	$5,138	$48,840	$1,153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	648	21
Total realized gain (loss) on investments
and capital gains distributions	(278)	(1,112)	(4,970)	(235)
Net unrealized appreciation (depreciation)
of investments	650	2,678	11,208	375
Net increase (decrease) in net assets from operations	372	1,572	6,886	161
Changes from principal transactions:
Total unit transactions	(62)	(1,281)	(9,057)	(26)
Increase (decrease) in assets derived from principal
transactions	(62)	(1,281)	(9,057)	(26)
Total increase (decrease)	310	291	(2,171)	135
Net assets at December 31, 2009	1,595	5,429	46,669	1,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	14	(338)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(175)	(835)	(2,960)	(173)
Net unrealized appreciation (depreciation)
of investments	394	1,324	6,835	272
Net increase (decrease) in net assets from operations	214	503	3,537	95
Changes from principal transactions:
Total unit transactions	(286)	(1,232)	(9,396)	(292)
Increase (decrease) in assets derived from principal
transactions	(286)	(1,232)	(9,396)	(292)
Total increase (decrease)	(72)	(729)	(5,859)	(197)
Net assets at December 31, 2010	$1,523	$4,700	$40,810	$1,091

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Pioneer	ING Pioneer
	ING MFS	ING PIMCO	Equity Income	Fund
	Utilities	High Yield	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class
Net assets at January 1, 2009	$2,161	$1,748	$3,765	$10,140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	226	(26)	25
Total realized gain (loss) on investments
and capital gains distributions	(645)	(214)	(842)	(695)
Net unrealized appreciation (depreciation)
of investments	1,101	1,210	1,187	2,808
Net increase (decrease) in net assets from operations	548	1,222	319	2,138
Changes from principal transactions:
Total unit transactions	(471)	1,560	(982)	(897)
Increase (decrease) in assets derived from principal
transactions	(471)	1,560	(982)	(897)
Total increase (decrease)	77	2,782	(663)	1,241
Net assets at December 31, 2009	2,238	4,530	3,102	11,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	289	56	3
Total realized gain (loss) on investments
and capital gains distributions	(274)	410	(200)	(448)
Net unrealized appreciation (depreciation)
of investments	501	(144)	684	1,817
Net increase (decrease) in net assets from operations	271	555	540	1,372
Changes from principal transactions:
Total unit transactions	(20)	(358)	(212)	(1,849)
Increase (decrease) in assets derived from principal
transactions	(20)	(358)	(212)	(1,849)
Total increase (decrease)	251	197	328	(477)
Net assets at December 31, 2010	$2,489	$4,727	$3,430	$10,904

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING
	ING Pioneer		ING	Retirement
	Mid Cap Value	ING Pioneer	Retirement	Moderate
	Portfolio -	Mid Cap Value	Growth	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2009	$2,428	$700	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	-	(13)	(17)
Total realized gain (loss) on investments
and capital gains distributions	(356)	(253)	3	3
Net unrealized appreciation (depreciation)
of investments	867	378	109	125
Net increase (decrease) in net assets from operations	526	125	99	111
Changes from principal transactions:
Total unit transactions	(334)	(88)	5,526	7,553
Increase (decrease) in assets derived from principal
transactions	(334)	(88)	5,526	7,553
Total increase (decrease)	192	37	5,625	7,664
Net assets at December 31, 2009	2,620	737	5,625	7,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(3)	(45)	(49)
Total realized gain (loss) on investments
and capital gains distributions	(176)	(37)	37	87
Net unrealized appreciation (depreciation)
of investments	588	152	522	574
Net increase (decrease) in net assets from operations	419	112	514	612
Changes from principal transactions:
Total unit transactions	(244)	(18)	(601)	(1,823)
Increase (decrease) in assets derived from principal
transactions	(244)	(18)	(601)	(1,823)
Total increase (decrease)	175	94	(87)	(1,211)
Net assets at December 31, 2010	$2,795	$831	$5,538	$6,453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING	ING T. Rowe	ING T. Rowe
	Retirement	Price Capital	Price Equity	ING Templeton
	Moderate	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$-	$7,963	$4,389	$438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	104	45	4
Total realized gain (loss) on investments
and capital gains distributions	3	(1,192)	(1,167)	(101)
Net unrealized appreciation (depreciation)
of investments	124	3,633	2,239	215
Net increase (decrease) in net assets from operations	106	2,545	1,117	118
Changes from principal transactions:
Total unit transactions	8,922	512	551	(67)
Increase (decrease) in assets derived from principal
transactions	8,922	512	551	(67)
Total increase (decrease)	9,028	3,057	1,668	51
Net assets at December 31, 2009	9,028	11,020	6,057	489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	80	36	-
Total realized gain (loss) on investments
and capital gains distributions	161	(671)	(758)	(107)
Net unrealized appreciation (depreciation)
of investments	522	1,956	1,404	120
Net increase (decrease) in net assets from operations	627	1,365	682	13
Changes from principal transactions:
Total unit transactions	(2,481)	(941)	(948)	(175)
Increase (decrease) in assets derived from principal
transactions	(2,481)	(941)	(948)	(175)
Total increase (decrease)	(1,854)	424	(266)	(162)
Net assets at December 31, 2010	$7,174	$11,444	$5,791	$327

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Van
		Kampen	ING Wells	ING Wells
	ING U.S. Stock	Growth and	Fargo	Fargo Small
	Index	Income	HealthCare	Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$-	$835	$666	$123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	(4)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	(205)	(196)	(53)
Net unrealized appreciation (depreciation)
of investments	-	373	239	134
Net increase (decrease) in net assets from operations	-	171	39	80
Changes from principal transactions:
Total unit transactions	-	(141)	(422)	113
Increase (decrease) in assets derived from principal
transactions	-	(141)	(422)	113
Total increase (decrease)	-	30	(383)	193
Net assets at December 31, 2009	-	865	283	316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(5)	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	8	(47)	1	33
Net unrealized appreciation (depreciation)
of investments	6	139	14	(63)
Net increase (decrease) in net assets from operations	15	87	13	(30)
Changes from principal transactions:
Total unit transactions	45	(95)	(82)	(286)
Increase (decrease) in assets derived from principal
transactions	45	(95)	(82)	(286)
Total increase (decrease)	60	(8)	(69)	(316)
Net assets at December 31, 2010	$60	$857	$214	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING American
	ING Money	ING Money	Century Small-
	Market	Market	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio -
	Class I	Class S	Service Class	Service Class
Net assets at January 1, 2009	$207,378	$-	$1,200	$266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,621)	-	12	(2)
Total realized gain (loss) on investments
and capital gains distributions	73	-	(248)	(23)
Net unrealized appreciation (depreciation)
of investments	-	-	626	107
Net increase (decrease) in net assets from operations	(1,548)	-	390	82
Changes from principal transactions:
Total unit transactions	(65,472)	-	(281)	(10)
Increase (decrease) in assets derived from principal
transactions	(65,472)	-	(281)	(10)
Total increase (decrease)	(67,020)	-	109	72
Net assets at December 31, 2009	140,358	-	1,309	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,386)	(1)	7	(2)
Total realized gain (loss) on investments
and capital gains distributions	276	-	(18)	(33)
Net unrealized appreciation (depreciation)
of investments	-	-	360	32
Net increase (decrease) in net assets from operations	(1,110)	(1)	349	(3)
Changes from principal transactions:
Total unit transactions	(41,577)	314	586	(335)
Increase (decrease) in assets derived from principal
transactions	(41,577)	314	586	(335)
Total increase (decrease)	(42,687)	313	935	(338)
Net assets at December 31, 2010	$97,671	$313	$2,244	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING JPMorgan
	Growth	Value	York Venture	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$2,765	$761	$2,118	$1,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	1	(9)	7
Total realized gain (loss) on investments
and capital gains distributions	(275)	(114)	(548)	(157)
Net unrealized appreciation (depreciation)
of investments	1,154	254	1,202	496
Net increase (decrease) in net assets from operations	852	141	645	346
Changes from principal transactions:
Total unit transactions	(282)	(239)	(282)	(112)
Increase (decrease) in assets derived from principal
transactions	(282)	(239)	(282)	(112)
Total increase (decrease)	570	(98)	363	234
Net assets at December 31, 2009	3,335	663	2,481	1,764

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	-	(16)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(11)	(39)	(185)	(196)
Net unrealized appreciation (depreciation)
of investments	822	168	453	535
Net increase (decrease) in net assets from operations	780	129	252	337
Changes from principal transactions:
Total unit transactions	(415)	(73)	(113)	(356)
Increase (decrease) in assets derived from principal
transactions	(415)	(73)	(113)	(356)
Total increase (decrease)	365	56	139	(19)
Net assets at December 31, 2010	$3,700	$719	$2,620	$1,745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Legg		ING	ING
	Mason		Oppenheimer	Oppenheimer
	ClearBridge	ING	Global	Global
	Aggressive	Oppenheimer	Strategic	Strategic
	Growth	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2009	$16,298	$76,622	$44,027	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(212)	1,043	1,156	3
Total realized gain (loss) on investments
and capital gains distributions	439	(1,495)	(694)	(1)
Net unrealized appreciation (depreciation)
of investments	4,349	26,495	7,170	20
Net increase (decrease) in net assets from operations	4,576	26,043	7,632	22
Changes from principal transactions:
Total unit transactions	(2,199)	(11,001)	(7,929)	70
Increase (decrease) in assets derived from principal
transactions	(2,199)	(11,001)	(7,929)	70
Total increase (decrease)	2,377	15,042	(297)	92
Net assets at December 31, 2009	18,675	91,664	43,730	108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(235)	405	841	2
Total realized gain (loss) on investments
and capital gains distributions	915	499	1,275	-
Net unrealized appreciation (depreciation)
of investments	3,283	11,231	3,922	13
Net increase (decrease) in net assets from operations	3,963	12,135	6,038	15
Changes from principal transactions:
Total unit transactions	(2,105)	(11,679)	(5,160)	(8)
Increase (decrease) in assets derived from principal
transactions	(2,105)	(11,679)	(5,160)	(8)
Total increase (decrease)	1,858	456	878	7
Net assets at December 31, 2010	$20,533	$92,120	$44,608	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2009	$9,940	$12,668	$2,423	$1,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	294	1,054	90	45
Total realized gain (loss) on investments
and capital gains distributions	482	(769)	(100)	(257)
Net unrealized appreciation (depreciation)
of investments	555	7,802	565	574
Net increase (decrease) in net assets from operations	1,331	8,087	555	362
Changes from principal transactions:
Total unit transactions	3,067	(1,370)	327	180
Increase (decrease) in assets derived from principal
transactions	3,067	(1,370)	327	180
Total increase (decrease)	4,398	6,717	882	542
Net assets at December 31, 2009	14,338	19,385	3,305	2,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	368	943	51	18
Total realized gain (loss) on investments
and capital gains distributions	347	686	(42)	(51)
Net unrealized appreciation (depreciation)
of investments	262	1,442	341	306
Net increase (decrease) in net assets from operations	977	3,071	350	273
Changes from principal transactions:
Total unit transactions	(113)	(2,795)	54	122
Increase (decrease) in assets derived from principal
transactions	(113)	(2,795)	54	122
Total increase (decrease)	864	276	404	395
Net assets at December 31, 2010	$15,202	$19,661	$3,709	$2,404

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING T. Rowe
				Price
			ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Cap Growth
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$1,196	$764	$1,349	$32,650

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	16	71	(265)
Total realized gain (loss) on investments
and capital gains distributions	(120)	(27)	(134)	(2,117)
Net unrealized appreciation (depreciation)
of investments	526	269	264	15,853
Net increase (decrease) in net assets from operations	446	258	201	13,471
Changes from principal transactions:
Total unit transactions	697	178	(114)	(3,996)
Increase (decrease) in assets derived from principal
transactions	697	178	(114)	(3,996)
Total increase (decrease)	1,143	436	87	9,475
Net assets at December 31, 2009	2,339	1,200	1,436	42,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	4	24	(375)
Total realized gain (loss) on investments
and capital gains distributions	(96)	(122)	70	(154)
Net unrealized appreciation (depreciation)
of investments	464	203	(5)	11,138
Net increase (decrease) in net assets from operations	381	85	89	10,609
Changes from principal transactions:
Total unit transactions	551	(345)	(646)	(4,305)
Increase (decrease) in assets derived from principal
transactions	551	(345)	(646)	(4,305)
Total increase (decrease)	932	(260)	(557)	6,304
Net assets at December 31, 2010	$3,271	$940	$879	$48,429

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe		ING	ING UBS U.S.
	Price Growth	ING Templeton	Thornburg	Large Cap
	Equity	Foreign Equity	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$25,211	$18,241	$13,421	$15,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(303)	(211)	5	36
Total realized gain (loss) on investments
and capital gains distributions	376	(2,245)	65	(655)
Net unrealized appreciation (depreciation)
of investments	9,652	7,347	5,152	4,612
Net increase (decrease) in net assets from operations	9,725	4,891	5,222	3,993
Changes from principal transactions:
Total unit transactions	(3,147)	(2,062)	(1,293)	(2,674)
Increase (decrease) in assets derived from principal
transactions	(3,147)	(2,062)	(1,293)	(2,674)
Total increase (decrease)	6,578	2,829	3,929	1,319
Net assets at December 31, 2009	31,789	21,070	17,350	16,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(372)	228	61	(52)
Total realized gain (loss) on investments
and capital gains distributions	845	(1,358)	919	93
Net unrealized appreciation (depreciation)
of investments	3,932	2,480	578	1,702
Net increase (decrease) in net assets from operations	4,405	1,350	1,558	1,743
Changes from principal transactions:
Total unit transactions	(3,763)	(2,785)	(1,696)	(2,589)
Increase (decrease) in assets derived from principal
transactions	(3,763)	(2,785)	(1,696)	(2,589)
Total increase (decrease)	642	(1,435)	(138)	(846)
Net assets at December 31, 2010	$32,431	$19,635	$17,212	$15,770

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity	Allocation	Allocation
	Comstock	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Class I	Class I
Net assets at January 1, 2009	$1,370	$67,293	$8,278	$8,438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	436	573	754
Total realized gain (loss) on investments
and capital gains distributions	(475)	(3,284)	(886)	(893)
Net unrealized appreciation (depreciation)
of investments	691	15,032	1,547	1,880
Net increase (decrease) in net assets from operations	229	12,184	1,234	1,741
Changes from principal transactions:
Total unit transactions	(574)	(12,682)	(818)	(1,485)
Increase (decrease) in assets derived from principal
transactions	(574)	(12,682)	(818)	(1,485)
Total increase (decrease)	(345)	(498)	416	256
Net assets at December 31, 2009	1,025	66,795	8,694	8,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	371	274	217
Total realized gain (loss) on investments
and capital gains distributions	(136)	(505)	(439)	(826)
Net unrealized appreciation (depreciation)
of investments	277	6,484	979	1,551
Net increase (decrease) in net assets from operations	146	6,350	814	942
Changes from principal transactions:
Total unit transactions	(234)	(11,310)	(603)	(908)
Increase (decrease) in assets derived from principal
transactions	(234)	(11,310)	(603)	(908)
Total increase (decrease)	(88)	(4,960)	211	34
Net assets at December 31, 2010	$937	$61,835	$8,905	$8,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Strategic Allocation	ING Growth
	Moderate	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class I	Series 5	Series 6
Net assets at January 1, 2009	$9,608	$186,679	$1,685	$22,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	743	761	31	74
Total realized gain (loss) on investments
and capital gains distributions	(932)	(5,761)	(72)	(1,088)
Net unrealized appreciation (depreciation)
of investments	1,817	54,072	38	947
Net increase (decrease) in net assets from operations	1,628	49,072	(3)	(67)
Changes from principal transactions:
Total unit transactions	(1,191)	(20,232)	(201)	(3,883)
Increase (decrease) in assets derived from principal
transactions	(1,191)	(20,232)	(201)	(3,883)
Total increase (decrease)	437	28,840	(204)	(3,950)
Net assets at December 31, 2009	10,045	215,519	1,481	18,495

Increase (decrease) in net assets
Operations:
Net investment income (loss)	294	(15)	3	64
Total realized gain (loss) on investments
and capital gains distributions	(969)	1,090	(40)	(844)
Net unrealized appreciation (depreciation)
of investments	1,666	25,612	43	833
Net increase (decrease) in net assets from operations	991	26,687	6	53
Changes from principal transactions:
Total unit transactions	(441)	(16,933)	(110)	(3,345)
Increase (decrease) in assets derived from principal
transactions	(441)	(16,933)	(110)	(3,345)
Total increase (decrease)	550	9,754	(104)	(3,292)
Net assets at December 31, 2010	$10,595	$225,273	$1,377	$15,203

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10
Net assets at January 1, 2009	$12,593	$10,922	$8,130	$6,522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	49	42	57
Total realized gain (loss) on investments
and capital gains distributions	(571)	(663)	(343)	(415)
Net unrealized appreciation (depreciation)
of investments	393	596	274	180
Net increase (decrease) in net assets from operations	(117)	(18)	(27)	(178)
Changes from principal transactions:
Total unit transactions	(1,890)	(2,221)	(1,059)	(1,565)
Increase (decrease) in assets derived from principal
transactions	(1,890)	(2,221)	(1,059)	(1,565)
Total increase (decrease)	(2,007)	(2,239)	(1,086)	(1,743)
Net assets at December 31, 2009	10,586	8,683	7,044	4,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	42	26	42
Total realized gain (loss) on investments
and capital gains distributions	(582)	(331)	(295)	(144)
Net unrealized appreciation (depreciation)
of investments	619	348	405	212
Net increase (decrease) in net assets from operations	73	59	136	110
Changes from principal transactions:
Total unit transactions	(1,864)	(1,162)	(1,018)	(549)
Increase (decrease) in assets derived from principal
transactions	(1,864)	(1,162)	(1,018)	(549)
Total increase (decrease)	(1,791)	(1,103)	(882)	(439)
Net assets at December 31, 2010	$8,795	$7,580	$6,162	$4,340

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2009	$8,130	$20,401	$19,436	$21,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	265	325	387
Total realized gain (loss) on investments
and capital gains distributions	(557)	(1,488)	(354)	(123)
Net unrealized appreciation (depreciation)
of investments	192	712	(694)	(825)
Net increase (decrease) in net assets from operations	(206)	(511)	(723)	(561)
Changes from principal transactions:
Total unit transactions	(1,900)	(4,304)	(4,261)	(7,952)
Increase (decrease) in assets derived from principal
transactions	(1,900)	(4,304)	(4,261)	(7,952)
Total increase (decrease)	(2,106)	(4,815)	(4,984)	(8,513)
Net assets at December 31, 2009	6,024	15,586	14,452	12,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	157	116	253
Total realized gain (loss) on investments
and capital gains distributions	(343)	(1,049)	(127)	(25)
Net unrealized appreciation (depreciation)
of investments	469	1,471	685	361
Net increase (decrease) in net assets from operations	175	579	674	589
Changes from principal transactions:
Total unit transactions	(1,254)	(3,377)	(2,420)	(3,483)
Increase (decrease) in assets derived from principal
transactions	(1,254)	(3,377)	(2,420)	(3,483)
Total increase (decrease)	(1,079)	(2,798)	(1,746)	(2,894)
Net assets at December 31, 2010	$4,945	$12,788	$12,706	$9,684

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock	ING Euro
	Science and	STOXX 50
	Technology	Index	ING Index Plus	ING Index Plus
	Opportunities	Portfolio -	LargeCap	MidCap
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class I	Class	Class I	Class I
Net assets at January 1, 2009	$3,743	$-	$79,909	$7,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	-	1,552	74
Total realized gain (loss) on investments
and capital gains distributions	(185)	-	(3,224)	(608)
Net unrealized appreciation (depreciation)
of investments	2,199	-	16,931	2,701
Net increase (decrease) in net assets from operations	1,963	-	15,259	2,167
Changes from principal transactions:
Total unit transactions	(50)	-	(10,807)	(682)
Increase (decrease) in assets derived from principal
transactions	(50)	-	(10,807)	(682)
Total increase (decrease)	1,913	-	4,452	1,485
Net assets at December 31, 2009	5,656	-	84,361	9,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	-	670	29
Total realized gain (loss) on investments
and capital gains distributions	(104)	-	(2,462)	(480)
Net unrealized appreciation (depreciation)
of investments	1,164	5	10,778	2,226
Net increase (decrease) in net assets from operations	996	5	8,986	1,775
Changes from principal transactions:
Total unit transactions	272	29	(16,075)	(1,206)
Increase (decrease) in assets derived from principal
transactions	272	29	(16,075)	(1,206)
Total increase (decrease)	1,268	34	(7,089)	569
Net assets at December 31, 2010	$6,924	$34	$77,272	$9,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class I	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Opportunistic Large Cap Portfolio - Class I

Net assets at January 1, 2009	$3,465	$211	$-	$4,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	(58)	-	54
Total realized gain (loss) on investments
and capital gains distributions	(347)	23	2	(643)
Net unrealized appreciation (depreciation)
of investments	1,080	1,073	3	1,931
Net increase (decrease) in net assets from operations	769	1,038	5	1,342
Changes from principal transactions:
Total unit transactions	(295)	10,608	37	7,464
Increase (decrease) in assets derived from principal
transactions	(295)	10,608	37	7,464
Total increase (decrease)	474	11,646	42	8,806
Net assets at December 31, 2009	3,939	11,857	42	13,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	268	-	160
Total realized gain (loss) on investments
and capital gains distributions	(365)	145	-	(1,279)
Net unrealized appreciation (depreciation)
of investments	1,154	161	1	243
Net increase (decrease) in net assets from operations	786	574	1	(876)
Changes from principal transactions:
Total unit transactions	(620)	(2,159)	10	(12,612)
Increase (decrease) in assets derived from principal
transactions	(620)	(2,159)	10	(12,612)
Total increase (decrease)	166	(1,585)	11	(13,488)
Net assets at December 31, 2010	$4,105	$10,272	$53	$-

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap
	Growth Index	Index	Value Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2009	$-	$641	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(165)	(115)	(56)	(10)
Total realized gain (loss) on investments
and capital gains distributions	270	321	188	20
Net unrealized appreciation (depreciation)
of investments	4,353	3,039	1,582	238
Net increase (decrease) in net assets from operations	4,458	3,245	1,714	248
Changes from principal transactions:
Total unit transactions	24,450	16,229	8,470	1,320
Increase (decrease) in assets derived from principal
transactions	24,450	16,229	8,470	1,320
Total increase (decrease)	28,908	19,474	10,184	1,568
Net assets at December 31, 2009	28,908	20,115	10,184	1,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(159)	431	40	1
Total realized gain (loss) on investments
and capital gains distributions	736	686	1,260	175
Net unrealized appreciation (depreciation)
of investments	2,292	751	(416)	(41)
Net increase (decrease) in net assets from operations	2,869	1,868	884	135
Changes from principal transactions:
Total unit transactions	(3,925)	(2,972)	(2,447)	(156)
Increase (decrease) in assets derived from principal
transactions	(3,925)	(2,972)	(2,447)	(156)
Total increase (decrease)	(1,056)	(1,104)	(1,563)	(21)
Net assets at December 31, 2010	$27,852	$19,011	$8,621	$1,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small
	Growth Index	Mid Cap Index	Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2009	$-	$29	$35	$27,869

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(1)	(143)
Total realized gain (loss) on investments
and capital gains distributions	1	-	(9)	(2,713)
Net unrealized appreciation (depreciation)
of investments	10	39	38	9,234
Net increase (decrease) in net assets from operations	11	38	28	6,378
Changes from principal transactions:
Total unit transactions	90	92	60	(3,347)
Increase (decrease) in assets derived from principal
transactions	90	92	60	(3,347)
Total increase (decrease)	101	130	88	3,031
Net assets at December 31, 2009	101	159	123	30,900

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(1)	(195)
Total realized gain (loss) on investments
and capital gains distributions	6	28	38	(2,021)
Net unrealized appreciation (depreciation)
of investments	17	5	(9)	8,641
Net increase (decrease) in net assets from operations	22	33	28	6,425
Changes from principal transactions:
Total unit transactions	244	68	222	(4,038)
Increase (decrease) in assets derived from principal
transactions	244	68	222	(4,038)
Total increase (decrease)	266	101	250	2,387
Net assets at December 31, 2010	$367	$260	$373	$33,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
	ING U.S. Bond	International	ING MidCap	ING MidCap
	Index	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2009	$96	$3,607	$498	$2,720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	23	(3)	(29)
Total realized gain (loss) on investments
and capital gains distributions	15	(1,727)	(133)	125
Net unrealized appreciation (depreciation)
of investments	4	2,308	280	809
Net increase (decrease) in net assets from operations	28	604	144	905
Changes from principal transactions:
Total unit transactions	551	(891)	(119)	(636)
Increase (decrease) in assets derived from principal
transactions	551	(891)	(119)	(636)
Total increase (decrease)	579	(287)	25	269
Net assets at December 31, 2009	675	3,320	523	2,989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	26	-	(20)
Total realized gain (loss) on investments
and capital gains distributions	39	(900)	22	256
Net unrealized appreciation (depreciation)
of investments	(16)	872	302	534
Net increase (decrease) in net assets from operations	43	(2)	324	770
Changes from principal transactions:
Total unit transactions	587	(1,446)	1,146	(282)
Increase (decrease) in assets derived from principal
transactions	587	(1,446)	1,146	(282)
Total increase (decrease)	630	(1,448)	1,470	488
Net assets at December 31, 2010	$1,305	$1,872	$1,993	$3,477

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Invesco V.I.
	ING SmallCap	ING SmallCap	Capital	Invesco V.I.
	Opportunities	Opportunities	Appreciation	Core Equity
	Portfolio -	Portfolio -	Fund - Series I	Fund - Series I
	Class I	Class S	Shares	Shares
Net assets at January 1, 2009	$522	$1,876	$523	$1,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(22)	(1)	13
Total realized gain (loss) on investments
and capital gains distributions	(182)	(167)	(37)	(50)
Net unrealized appreciation (depreciation)
of investments	206	658	140	354
Net increase (decrease) in net assets from operations	21	469	102	317
Changes from principal transactions:
Total unit transactions	(223)	(341)	23	151
Increase (decrease) in assets derived from principal
transactions	(223)	(341)	23	151
Total increase (decrease)	(202)	128	125	468
Net assets at December 31, 2009	320	2,004	648	1,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(24)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	123	(27)	(30)	(27)
Net unrealized appreciation (depreciation)
of investments	2	615	118	153
Net increase (decrease) in net assets from operations	121	564	88	125
Changes from principal transactions:
Total unit transactions	411	(103)	(87)	(122)
Increase (decrease) in assets derived from principal
transactions	411	(103)	(87)	(122)
Total increase (decrease)	532	461	1	3
Net assets at December 31, 2010	$852	$2,465	$649	$1,555

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares

Net assets at January 1, 2009	$16	$1	$3	$5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	3	1	-	2
Net increase (decrease) in net assets from operations	4	1	-	1
Changes from principal transactions:
Total unit transactions	(7)	-	-	(4)
Increase (decrease) in assets derived from principal
transactions	(7)	-	-	(4)
Total increase (decrease)	(3)	1	-	(3)
Net assets at December 31, 2009	13	2	3	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	1	-	-	-
Net increase (decrease) in net assets from operations	1	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Increase (decrease) in assets derived from principal
transactions	-	-	-	-
Total increase (decrease)	1	-	-	-
Net assets at December 31, 2010	$14	$2	$3	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Janus Aspen Series Worldwide Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Oppenheimer Global Securities/VA	Oppenheimer Main Street Fund®/VA

Net assets at January 1, 2009	$2	$2,000	$47	$255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(7)	1	2
Total realized gain (loss) on investments
and capital gains distributions	-	(594)	-	(14)
Net unrealized appreciation (depreciation)
of investments	1	980	17	76
Net increase (decrease) in net assets from operations	1	379	18	64
Changes from principal transactions:
Total unit transactions	(2)	(278)	(3)	(31)
Increase (decrease) in assets derived from principal
transactions	(2)	(278)	(3)	(31)
Total increase (decrease)	(1)	101	15	33
Net assets at December 31, 2009	1	2,101	62	288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(10)	1	-
Total realized gain (loss) on investments
and capital gains distributions	-	(146)	(2)	(9)
Net unrealized appreciation (depreciation)
of investments	-	655	10	47
Net increase (decrease) in net assets from operations	-	499	9	38
Changes from principal transactions:
Total unit transactions	-	(50)	(8)	(40)
Increase (decrease) in assets derived from principal
transactions	-	(50)	(8)	(40)
Total increase (decrease)	-	449	1	(2)
Net assets at December 31, 2010	$1	$2,550	$63	$286

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Small - & Mid- Cap Growth Fund/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I

Net assets at January 1, 2009	$382	$37	$5,888	$1,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	167	7
Total realized gain (loss) on investments
and capital gains distributions	(26)	(22)	157	(702)
Net unrealized appreciation (depreciation)
of investments	173	31	821	1,653
Net increase (decrease) in net assets from operations	147	8	1,145	958
Changes from principal transactions:
Total unit transactions	57	150	1,679	829
Increase (decrease) in assets derived from principal
transactions	57	150	1,679	829
Total increase (decrease)	204	158	2,824	1,787
Net assets at December 31, 2009	586	195	8,712	2,820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2)	48	(12)
Total realized gain (loss) on investments
and capital gains distributions	(11)	36	335	258
Net unrealized appreciation (depreciation)
of investments	149	1	147	207
Net increase (decrease) in net assets from operations	136	35	530	453
Changes from principal transactions:
Total unit transactions	149	(175)	(2,188)	1,090
Increase (decrease) in assets derived from principal
transactions	149	(175)	(2,188)	1,090
Total increase (decrease)	285	(140)	(1,658)	1,543
Net assets at December 31, 2010	$871	$55	$7,054	$4,363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Premier VIT OpCap Mid Cap Portfolio - Class I	Wanger International	Wanger Select

Net assets at January 1, 2009	$308	$-	$406	$1,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(2)	23	(17)
Total realized gain (loss) on investments
and capital gains distributions	(124)	1	(13)	(652)
Net unrealized appreciation (depreciation)
of investments	252	100	224	1,708
Net increase (decrease) in net assets from operations	152	99	234	1,039
Changes from principal transactions:
Total unit transactions	91	609	773	74
Increase (decrease) in assets derived from principal
transactions	91	609	773	74
Total increase (decrease)	243	708	1,007	1,113
Net assets at December 31, 2009	551	708	1,413	2,845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	-	27	(7)
Total realized gain (loss) on investments
and capital gains distributions	16	167	66	(115)
Net unrealized appreciation (depreciation)
of investments	39	(100)	238	801
Net increase (decrease) in net assets from operations	79	67	331	679
Changes from principal transactions:
Total unit transactions	(128)	(775)	246	(17)
Increase (decrease) in assets derived from principal
transactions	(128)	(775)	246	(17)
Total increase (decrease)	(49)	(708)	577	662
Net assets at December 31, 2010	$502	$-	$1,990	$3,507

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

Wanger USA
Net assets at January 1, 2009	$231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(107)
Net unrealized appreciation (depreciation)
of investments	219
Net increase (decrease) in net assets from operations	110
Changes from principal transactions:
Total unit transactions	91
Increase (decrease) in assets derived from principal
transactions	91
Total increase (decrease)	201
Net assets at December 31, 2009	432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)
Total realized gain (loss) on investments
and capital gains distributions	17
Net unrealized appreciation (depreciation)
of investments	103
Net increase (decrease) in net assets from operations	115
Changes from principal transactions:
Total unit transactions	260
Increase (decrease) in assets derived from principal
transactions	260
Total increase (decrease)	375
Net assets at December 31, 2010	$807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings (“IPOs”), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2010, the Account had 137 investment divisions (the “Divisions”), 34 of which invest in independently managed mutual funds and 103 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”), or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2010 and related Trusts are as follows:

American Funs Insurance Series:
  American Funds Insurance Series® International Fund - Class 2**
  Calvert Variable Series, Inc.:
  Calvert VP SRI Balanced Portfolio

Federated Insurance Series:
  Federated Capital Appreciation Fund II - Primary Shares**
  Federated Capital Income Fund II
  Federated Fund for U.S. Government Securities II
  Federated High Income Bond Fund II - Primary Shares

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Federated Insurance Series (continued):
  Federated Kaufmann Fund II - Primary Shares**
  Federated Prime Money Fund II
Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
  Fidelity® VIP Growth Portfolio - Initial Class
  Fidelity® VIP High Income Portfolio - Initial Class
  Fidelity® VIP Overseas Portfolio - Initial Class
  Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
  Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING American Funds Growth Portfolio
  ING American Funds Growth-Income Portfolio
  ING American Funds International Portfolio
  ING Artio Foreign Portfolio - Service Class
  ING BlackRock Inflation Protected Bond Portfolio - Institutional Class**
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Institutional Class
  ING Clarion Global Real Estate Portfolio - Service Class
  ING Clarion Real Estate Portfolio - Service Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Service Class
  ING Franklin Income Portfolio - Service Class
  ING Franklin Mutual Shares Portfolio - Service Class
  ING Global Resources Portfolio - Service Class
  ING Janus Contrarian Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
  ING JPMorgan Emerging Markets Equity Portfolio - Service Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING JPMorgan Small Cap Core Equity Portfolio - Service Class
  ING Large Cap Growth Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Institutional Class
  ING Lord Abbett Growth and Income Portfolio - Service Class
  ING Marsico Growth Portfolio - Service Class

ING Investors Trust (continued):
  ING Marsico International Opportunities Portfolio - Service Class
  ING MFS Total Return Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Service Class
  ING MFS Utilities Portfolio - Service Class
  ING PIMCO High Yield Portfolio - Service Class
  ING Pioneer Equity Income Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Institutional Class
  ING Pioneer Mid Cap Value Portfolio - Service Class
  ING Retirement Growth Portfolio - Adviser Class*
  ING Retirement Moderate Growth Portfolio - Adviser Class*
  ING Retirement Moderate Portfolio - Adviser Class*
  ING T. Rowe Price Capital Appreciation Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
  ING Templeton Global Growth Portfolio - Service Class
  ING U.S. Stock Index Portfolio - Service Class**
  ING Van Kampen Growth and Income Portfolio - Service Class
  ING Wells Fargo HealthCare Portfolio - Service Class
ING Money Market Portfolio:
  ING Money Market Portfolio - Class I
  ING Money Market Portfolio - Class S**
ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Service Class
  ING Baron Small Cap Growth Portfolio - Service Class
  ING Columbia Small Cap Value Portfolio - Service Class
  ING Davis New York Venture Portfolio - Service Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Initial Class
  ING Oppenheimer Global Strategic Income Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING Solution 2015 Portfolio - Service Class
  ING Solution 2025 Portfolio - Service Class
  ING Solution 2035 Portfolio - Service Class
  ING Solution 2045 Portfolio - Service Class
  ING Solution Income Portfolio - Service Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):
  ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING Templeton Foreign Equity Portfolio - Initial Class
  ING Thornburg Value Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
  ING Van Kampen Comstock Portfolio - Service Class
  ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
  ING GET U.S. Core Portfolio - Series 5
  ING GET U.S. Core Portfolio - Series 6
  ING GET U.S. Core Portfolio - Series 7
  ING GET U.S. Core Portfolio - Series 8
  ING GET U.S. Core Portfolio - Series 9
  ING GET U.S. Core Portfolio - Series 10
  ING GET U.S. Core Portfolio - Series 11
  ING GET U.S. Core Portfolio - Series 12
  ING GET U.S. Core Portfolio - Series 13
  ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
  ING BlackRock Science and Technology Opportunities Portfolio - Class I
  ING Euro STOXX 50 Index Portfolio - Institutional Class**
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class I
  ING International Index Portfolio - Class S*
  ING Russell™ Large Cap Growth Index Portfolio - Class I*
  ING Russell™ Large Cap Index Portfolio - Class I
  ING Russell™ Large Cap Value Index Portfolio - Class I*
  ING Russell™ Large Cap Value Index Portfolio - Class S*
  ING Russell™ Mid Cap Growth Index Portfolio - Class S*

ING Variable Portfolios, Inc. (continued):
  ING Russell™ Mid Cap Index Portfolio - Class I
  ING Russell™ Small Cap Index Portfolio - Class I
  ING Small Company Portfolio - Class I
  ING U.S. Bond Index Portfolio - Class I
ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class S
  ING SmallCap Opportunities Portfolio - Class I
  ING SmallCap Opportunities Portfolio - Class S
Invesco Variable Insurance Funds:
  Invesco V.I. Capital Appreciation Fund - Series I Shares
  Invesco V.I. Core Equity Fund - Series I Shares
Janus Aspen Series:
  Janus Aspen Series Balanced Portfolio - Institutional Shares
  Janus Aspen Series Enterprise Portfolio - Institutional Shares
  Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
  Janus Aspen Series Janus Portfolio - Institutional Shares
  Janus Aspen Series Worldwide Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
  Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Oppenheimer Variable Account Funds:
  Oppenheimer Global Securities/VA
  Oppenheimer Main Street Fund®/VA
  Oppenheimer Main Street Small Cap Fund®/VA
  Oppenheimer Small- & Mid-Cap Growth Fund/VA
PIMCO Variable Insurance Trust:
  PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
  Pioneer Emerging Markets VCT Portfolio - Class I
  Pioneer High Yield VCT Portfolio - Class I
  Wanger Advisors Trust:
  Wanger International
  Wanger Select
Wanger USA

* Division added to the list in 2009
** Division added to the list in 2010

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Calvert Variable Series, Inc.:	Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Investors Trust:	ING Investors Trust:
ING Large Cap Growth Portfolio - Institutional Class	ING Evergreen Omega Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Institutional Class	ING Lord Abbett Affiliated Portfolio - Institutional Class
ING Lord Abbett Growth and Income Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Service Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING Oppenheimer Global Strategic Income Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING U.S. Stock Index Portfolio - Service Class	ING Stock Index Portfolio - Service Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING Euro STOXX 50 Index Portfolio - Institutional Class	ING Dow Jones Euro STOXX 50 Index Portfolio - Institutional Class
Invesco Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Capital Appreciation Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Small- & Mid-Cap Growth Fund/VA	Oppenheimer MidCap Fund/VA

During 2010, the following Divisions were closed to contractowners:

Federated Insurance Series:
      Federated Clover Value Fund II - Primary Shares Federated Equity Income Fund II
      Federated International Equity Fund II Federated Mid Cap Growth Strategies Fund II

ING Investors Trust:
       ING Wells Fargo Small Cap Disciplined Portfolio - Service Class

ING Partners, Inc.:
       ING Baron Asset Portfolio - Service Class

ING Variable Portfolios, Inc.:
       ING Opportunistic Large Cap Portfolio - Class I

Premier VIT:
     Premier VIT OpCap Mid Cap Portfolio - Class I

The following fund had no activity for the year ended December 31, 2010, and was closed:

ING Variable Portfolios, Inc.:
     ING Opportunistic Large Cap Portfolio - Class S

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

The following Divisions were available to contractowners during 2010, but did not have any activity as of December 31, 2010:

		American Funds Insurance Series:	ING Partners, Inc. (continued):
		American Funds Insurance Series® Growth-Income	ING Templeton Foreign Equity Portfolio - Service
		Fund - Class 2	Class
		EuroPacific Growth Fund®:	ING Van Kampen Equity and Income Portfolio -
		American Funds EuroPacific Growth Fund® -	Service Class
		Class R-4	ING Variable Funds:
		Fidelity® Variable Insurance Products V:	ING Growth and Income Portfolio - Class S
		Fidelity® VIP Asset Manager Portfolio - Initial Class	ING Growth and Income Portfolio - Adviser Class
		The Growth Fund of America®, Inc.:	Oppenheimer Developing Markets Fund:
		American Funds The Growth Fund of America® -	Oppenheimer Developing Markets Fund - Class A
		Class R-4	Oppenheimer Variable Account Funds:
		ING Investors Trust:	Oppenheimer Strategic Bond Fund/VA
		ING BlackRock Large Cap Growth Portfolio - Service	Pax World Funds Series Trust I:
		Class	Pax World Balanced Fund - Individual Investor
		ING Global Resources Portfolio - Institutional Class	Class
		ING PIMCO High Yield Portfolio - Institutional Class	PIMCO Variable Insurance Trust:
		ING Retirement Moderate Growth Portfolio -	PIMCO VIT Foreign Bond Portfolio (Unhedged) -
		Institutional Class	Administrative Class
		ING U.S. Stock Index Portfolio - Institutional Class	Templeton Income Trust:
		ING Partners, Inc.:	Templeton Global Bond Fund - Class A
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class

2	.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended December 31, 2010 and 2009, were issued.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards CodificationTM (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” (“ASC Topic 820”). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC

Topic 855, “Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on April 1, 2009. The Account determined, however, that there was no effect on the Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual Fund Investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2010 and 2009, respectively, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2010.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level  2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2010, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® International Fund - Class 2	$4	$-	$-	$ -
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	89	480	209	353
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	7,553	1,546	-	-
Federated Capital Income Fund II	2,572	798	111	326
Federated Clover Value Fund II - Primary Shares	204	7,979	310	2,080
Federated Equity Income Fund II	140	2,320	136	492
Federated Fund for U.S. Government Securities II	232	595	97	397
Federated High Income Bond Fund II - Primary Shares	423	855	487	861
Federated International Equity Fund II	10	1,494	67	291
Federated Kaufmann Fund II - Primary Shares	2,383	525	-	-
Federated Mid Cap Growth Strategies Fund II	33	2,542	78	791
Federated Prime Money Fund II	1,511	1,054	1,305	1,549
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,025	12,340	2,018	11,438
Fidelity® VIP Growth Portfolio - Initial Class	1,119	1,847	309	1,593
Fidelity® VIP High Income Portfolio - Initial Class	15	30	461	396
Fidelity® VIP Overseas Portfolio - Initial Class	1,011	2,036	823	951
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,057	22,093	4,286	20,151
Fidelity® VIP Index 500 Portfolio - Initial Class	1,034	3,982	1,437	4,123
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	40	113	88	98
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,128	1,883	755	690
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	4,418	12,170	4,550	15,156
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	10,430	19,047	25,841	26,612
ING Investors Trust:
ING American Funds Growth Portfolio	452	4,339	3,078	3,481
ING American Funds Growth-Income Portfolio	532	3,797	1,839	2,690
ING American Funds International Portfolio	682	4,225	4,354	3,439
ING Artio Foreign Portfolio - Service Class	846	3,452	1,800	2,738
ING BlackRock Inflation Protected Bond Portfolio - Institutional
Class	375	77	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	884	3,833	876	3,796
ING Clarion Global Real Estate Portfolio - Institutional Class	658	855	746	433

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Clarion Global Real Estate Portfolio - Service Class	$234	$273	$210	$253
ING Clarion Real Estate Portfolio - Service Class	1,391	1,041	465	277
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	1,232	3,242	1,196	3,270
ING FMRSM Diversified Mid Cap Portfolio - Service Class	889	467	394	290
ING Franklin Income Portfolio - Service Class	793	1,372	1,529	1,250
ING Franklin Mutual Shares Portfolio - Service Class	233	937	371	399
ING Global Resources Portfolio - Service Class	1,846	3,673	1,894	1,636
ING Janus Contrarian Portfolio - Service Class	916	1,034	1,141	251
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	2,854	1,681	2,238	1,619
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	5,176	2,966	2,522	1,436
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	232	596	128	433
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	176	33	26	10
ING Large Cap Growth Portfolio - Institutional Class	864	1,989	893	1,593
ING Lord Abbett Growth and Income Portfolio - Institutional
Class	304	1,245	208	1,542
ING Lord Abbett Growth and Income Portfolio - Service Class	77	216	130	175
ING Marsico Growth Portfolio - Service Class	384	675	487	549
ING Marsico International Opportunities Portfolio - Service Class	504	1,722	332	1,608
ING MFS Total Return Portfolio - Institutional Class	726	10,461	2,292	10,702
ING MFS Total Return Portfolio - Service Class	189	485	422	427
ING MFS Utilities Portfolio - Service Class	682	659	491	869
ING PIMCO High Yield Portfolio - Service Class	2,115	2,184	2,892	1,105
ING Pioneer Equity Income Portfolio - Institutional Class	528	683	431	1,439
ING Pioneer Fund Portfolio - Institutional Class	2,318	4,165	1,355	2,227
ING Pioneer Mid Cap Value Portfolio - Institutional Class	432	668	297	617
ING Pioneer Mid Cap Value Portfolio - Service Class	298	319	253	341
ING Retirement Growth Portfolio - Adviser Class	395	1,041	5,831	318
ING Retirement Moderate Growth Portfolio - Adviser Class	225	2,097	7,877	342
ING Retirement Moderate Portfolio - Adviser Class	1,123	3,660	9,334	434
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	2,065	2,926	2,934	2,316
ING T. Rowe Price Equity Income Portfolio - Service Class	988	1,900	2,085	1,488
ING Templeton Global Growth Portfolio - Service Class	84	259	70	134
ING U.S. Stock Index Portfolio - Service Class	192	147	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	38	138	175	313
ING Wells Fargo HealthCare Portfolio - Service Class	119	203	96	522
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	193	478	199	88
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	19,116	61,802	26,385	93,406
ING Money Market Portfolio - Class S	387	74	-	-

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service
Class	$738	$145	$275	$545
ING Baron Asset Portfolio - Service Class	2	339	18	30
ING Baron Small Cap Growth Portfolio - Service Class	390	837	420	730
ING Columbia Small Cap Value Portfolio - Service Class	327	400	41	279
ING Davis New York Venture Portfolio - Service Class	490	618	725	1,017
ING JPMorgan Mid Cap Value Portfolio - Service Class	357	715	231	312
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Initial Class	717	3,057	458	2,870
ING Oppenheimer Global Portfolio - Initial Class	2,778	14,053	4,431	12,950
ING Oppenheimer Global Strategic Income Portfolio - Initial
Class	7,927	12,246	4,836	11,608
ING Oppenheimer Global Strategic Income Portfolio - Service
Class	4	9	80	7
ING PIMCO Total Return Portfolio - Service Class	4,172	3,897	5,220	1,420
ING Pioneer High Yield Portfolio - Initial Class	4,224	6,076	4,998	5,315
ING Solution 2015 Portfolio - Service Class	424	320	866	421
ING Solution 2025 Portfolio - Service Class	457	318	694	468
ING Solution 2035 Portfolio - Service Class	957	393	926	188
ING Solution 2045 Portfolio - Service Class	352	692	312	110
ING Solution Income Portfolio - Service Class	331	953	849	887
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	1,231	5,911	790	5,050
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,447	5,582	1,804	5,255
ING Templeton Foreign Equity Portfolio - Initial Class	2,201	4,757	1,554	3,827
ING Thornburg Value Portfolio - Initial Class	2,133	3,768	1,604	2,893
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	480	3,121	481	3,119
ING Van Kampen Comstock Portfolio - Service Class	230	459	196	756
ING Van Kampen Equity and Income Portfolio - Initial Class	1,721	12,660	1,922	14,167
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1,130	1,458	1,811	2,056
ING Strategic Allocation Growth Portfolio - Class I	512	1,203	1,628	1,894
ING Strategic Allocation Moderate Portfolio - Class I	1,815	1,962	1,819	1,984
ING Variable Funds:
ING Growth and Income Portfolio - Class I	17,723	34,671	13,004	32,475
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	26	134	62	232
ING GET U.S. Core Portfolio - Series 6	355	3,636	646	4,456
ING GET U.S. Core Portfolio - Series 7	355	2,182	264	2,092
ING GET U.S. Core Portfolio - Series 8	181	1,302	222	2,394
ING GET U.S. Core Portfolio - Series 9	139	1,130	183	1,200
ING GET U.S. Core Portfolio - Series 10	120	626	150	1,657

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 11	$142	$1,347	$294	$2,035
ING GET U.S. Core Portfolio - Series 12	398	3,618	572	4,611
ING GET U.S. Core Portfolio - Series 13	348	2,653	656	4,591
ING GET U.S. Core Portfolio - Series 14	438	3,667	786	8,351
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	2,302	2,094	1,629	1,730
ING Euro STOXX 50 Index Portfolio - Institutional Class	32	3	-	-
ING Index Plus LargeCap Portfolio - Class I	4,674	20,079	6,406	15,662
ING Index Plus MidCap Portfolio - Class I	526	1,704	445	1,052
ING Index Plus SmallCap Portfolio - Class I	459	1,081	292	551
ING International Index Portfolio - Class I	1,208	3,098	11,629	1,079
ING International Index Portfolio - Class S	19	10	56	19
ING Opportunistic Large Cap Portfolio - Class I	438	12,891	9,126	1,608
ING Russell™ Large Cap Growth Index Portfolio - Class I	504	4,588	27,255	2,970
ING Russell™ Large Cap Index Portfolio - Class I	2,406	4,947	18,026	1,912
ING Russell™ Large Cap Value Index Portfolio - Class I	1,514	3,013	9,784	1,370
ING Russell™ Large Cap Value Index Portfolio - Class S	209	214	1,470	160
ING Russell™ Mid Cap Growth Index Portfolio - Class S	281	36	109	20
ING Russell™ Mid Cap Index Portfolio - Class I	199	130	92	1
ING Russell™ Small Cap Index Portfolio - Class I	359	138	93	34
ING Small Company Portfolio - Class I	1,784	6,017	1,610	5,101
ING U.S. Bond Index Portfolio - Class I	1,295	690	812	247
ING Variable Products Trust:
ING International Value Portfolio - Class I	173	1,593	461	1,328
ING MidCap Opportunities Portfolio - Class I	1,418	272	126	249
ING MidCap Opportunities Portfolio - Class S	391	693	174	838
ING SmallCap Opportunities Portfolio - Class I	755	348	69	296
ING SmallCap Opportunities Portfolio - Class S	298	425	104	468
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	42	129	98	77
Invesco V.I. Core Equity Fund - Series I Shares	193	317	486	322
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	1	6
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	-	-	-
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	-	-	-	4
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	258	319	181	466

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	$1	$8	$2	$3
Oppenheimer Main Street Fund®/VA	3	44	5	34
Oppenheimer Main Street Small Cap Fund®/VA	236	90	102	44
Oppenheimer Small- & Mid-Cap Growth Fund/VA	436	613	294	145
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,492	4,567	5,987	3,809
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,232	1,155	2,845	2,009
Pioneer High Yield VCT Portfolio - Class I	93	196	316	201
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	409	1,184	611	4
Wanger Advisors Trust:
Wanger International	1,039	766	1,449	654
Wanger Select	710	734	1,298	1,241
Wanger USA	362	106	292	202

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® International Fund - Class 2	290	-	290	-	-	-
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	6,380	24,069	(17,689)	14,851	38,693	(23,842)
Federated Insurance Series:
Federated Capital Appreciation Fund II - Primary Shares	698,991	141,963	557,028	-	-	-
Federated Capital Income Fund II	142,394	42,173	100,221	13	20,716	(20,703)
Federated Clover Value Fund II - Primary Shares	2,899	388,024	(385,125)	799	115,699	(114,900)
Federated Equity Income Fund II	1,299	168,427	(167,128)	420	38,414	(37,994)
Federated Fund for U.S. Government Securities II	6,880	28,772	(21,892)	158	20,472	(20,314)
Federated High Income Bond Fund II - Primary Shares	2,496	33,294	(30,798)	372	43,405	(43,033)
Federated International Equity Fund II	276	99,350	(99,074)	1,020	21,618	(20,598)
Federated Kaufmann Fund II - Primary Shares	221,247	46,291	174,956	-	-	-
Federated Mid Cap Growth Strategies Fund II	871	115,106	(114,235)	744	40,712	(39,968)
Federated Prime Money Fund II	111,832	75,698	36,134	94,937	111,757	(16,820)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	289,457	970,275	(680,818)	273,940	1,141,026	(867,086)
Fidelity® VIP Growth Portfolio - Initial Class	116,977	157,602	(40,625)	84,281	148,777	(64,496)
Fidelity® VIP High Income Portfolio - Initial Class	8,969	11,148	(2,179)	52,727	44,351	8,376
Fidelity® VIP Overseas Portfolio - Initial Class	59,163	119,285	(60,122)	85,872	95,732	(9,860)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	433,266	1,334,176	(900,910)	628,677	1,570,891	(942,214)
Fidelity® VIP Index 500 Portfolio - Initial Class	16,847	180,953	(164,106)	39,274	245,309	(206,035)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,115	6,177	(5,062)	1	4,478	(4,477)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	115,437	159,524	(44,087)	71,984	79,435	(7,451)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	173,770	670,363	(496,593)	123,503	898,954	(775,451)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	1,144,645	1,890,687	(746,042)	2,092,218	2,358,671	(266,453)
ING Investors Trust:
ING American Funds Growth Portfolio	147,453	486,341	(338,888)	277,156	543,521	(266,365)
ING American Funds Growth-Income Portfolio	97,831	433,819	(335,988)	199,214	425,532	(226,318)
ING American Funds International Portfolio	138,273	401,481	(263,208)	237,516	421,162	(183,646)
ING Artio Foreign Portfolio - Service Class	95,056	349,996	(254,940)	186,825	324,157	(137,332)
ING BlackRock Inflation Protected Bond Portfolio - Institutional Class	35,269	7,252	28,017	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	181,753	539,064	(357,311)	190,264	625,964	(435,700)
ING Clarion Global Real Estate Portfolio - Institutional Class	86,513	121,479	(34,966)	98,855	68,330	30,525
ING Clarion Global Real Estate Portfolio - Service Class	31,561	44,066	(12,505)	35,469	43,225	(7,756)
ING Clarion Real Estate Portfolio - Service Class	228,750	196,986	31,764	78,663	64,129	14,534
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	210,859	399,335	(188,476)	246,515	523,391	(276,876)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	80,078	52,369	27,709	42,448	32,872	9,576
ING Franklin Income Portfolio - Service Class	77,979	150,930	(72,951)	215,074	210,719	4,355
ING Franklin Mutual Shares Portfolio - Service Class	40,388	115,650	(75,262)	65,643	66,760	(1,117)
ING Global Resources Portfolio - Service Class	244,937	419,898	(174,961)	323,567	296,460	27,107
ING Janus Contrarian Portfolio - Service Class	134,858	157,370	(22,512)	212,435	52,267	160,168
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	209,652	157,191	52,461	232,513	188,745	43,768
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	257,454	184,636	72,818	182,617	128,172	54,445
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	42,412	72,093	(29,681)	25,050	62,483	(37,433)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	13,316	3,097	10,219	2,312	935	1,377
ING Large Cap Growth Portfolio - Institutional Class	104,885	186,793	(81,908)	93,499	159,508	(66,009)
ING Lord Abbett Growth and Income Portfolio - Institutional Class	66,508	169,860	(103,352)	49,183	236,015	(186,832)
ING Lord Abbett Growth and Income Portfolio - Service Class	12,332	27,767	(15,435)	21,080	25,670	(4,590)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Marsico Growth Portfolio - Service Class	40,566	71,968	(31,402)	74,585	82,980	(8,395)
ING Marsico International Opportunities Portfolio - Service Class	111,257	217,466	(106,209)	53,501	192,342	(138,841)
ING MFS Total Return Portfolio - Institutional Class	234,608	1,089,895	(855,287)	370,074	1,337,672	(967,598)
ING MFS Total Return Portfolio - Service Class	25,429	47,593	(22,164)	35,478	40,175	(4,697)
ING MFS Utilities Portfolio - Service Class	58,828	60,712	(1,884)	52,339	91,416	(39,077)
ING PIMCO High Yield Portfolio - Service Class	139,713	165,323	(25,610)	254,085	105,594	148,491
ING Pioneer Equity Income Portfolio - Institutional Class	72,737	98,172	(25,435)	166,042	340,651	(174,609)
ING Pioneer Fund Portfolio - Institutional Class	231,382	408,843	(177,461)	168,119	272,504	(104,385)
ING Pioneer Mid Cap Value Portfolio - Institutional Class	67,059	92,594	(25,535)	53,856	97,088	(43,232)
ING Pioneer Mid Cap Value Portfolio - Service Class	47,740	50,307	(2,567)	51,790	66,134	(14,344)
ING Retirement Growth Portfolio - Adviser Class	65,215	129,291	(64,076)	633,277	33,374	599,903
ING Retirement Moderate Growth Portfolio - Adviser Class	41,628	226,481	(184,853)	854,517	59,018	795,499
ING Retirement Moderate Portfolio - Adviser Class	205,859	449,115	(243,256)	995,166	79,793	915,373
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	181,228	254,436	(73,208)	324,960	284,558	40,402
ING T. Rowe Price Equity Income Portfolio - Service Class	124,378	201,582	(77,204)	258,791	225,432	33,359
ING Templeton Global Growth Portfolio - Service Class	48,423	69,503	(21,080)	16,116	25,672	(9,556)
ING U.S. Stock Index Portfolio - Service Class	19,078	13,935	5,143	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	11,045	20,088	(9,043)	22,385	37,254	(14,869)
ING Wells Fargo HealthCare Portfolio - Service Class	46,222	53,338	(7,116)	24,224	68,498	(44,274)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	39,046	76,206	(37,160)	31,762	13,261	18,501
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	3,612,313	6,809,933	(3,197,620)	5,713,101	10,634,733	(4,921,632)
ING Money Market Portfolio - Class S	38,861	7,275	31,586	-	-	-
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	61,699	21,427	40,272	40,359	55,373	(15,014)
ING Baron Asset Portfolio - Service Class	334	40,020	(39,686)	2,824	4,752	(1,928)
ING Baron Small Cap Growth Portfolio - Service Class	50,417	78,768	(28,351)	66,262	97,489	(31,227)
ING Columbia Small Cap Value Portfolio - Service Class	42,006	52,614	(10,608)	22,323	55,869	(33,546)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	82,822	97,897	(15,075)	139,831	164,697	(24,866)
ING JPMorgan Mid Cap Value Portfolio - Service Class	29,300	61,305	(32,005)	66,213	57,313	8,900
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	109,880	317,684	(207,804)	68,170	333,603	(265,433)
ING Oppenheimer Global Portfolio - Initial Class	304,209	1,259,601	(955,392)	361,352	1,528,009	(1,166,657)
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	964,257	1,373,171	(408,914)	738,914	1,524,521	(785,607)
ING Oppenheimer Global Strategic Income Portfolio - Service Class	-	620	(620)	8,318	563	7,755
ING PIMCO Total Return Portfolio - Service Class	312,483	318,095	(5,612)	411,921	184,842	227,079
ING Pioneer High Yield Portfolio - Initial Class	379,388	600,756	(221,368)	558,294	690,660	(132,366)
ING Solution 2015 Portfolio - Service Class	39,617	34,828	4,789	85,865	54,725	31,140
ING Solution 2025 Portfolio - Service Class	43,202	32,509	10,693	94,029	76,134	17,895
ING Solution 2035 Portfolio - Service Class	99,332	42,487	56,845	108,568	26,722	81,846
ING Solution 2045 Portfolio - Service Class	37,160	72,055	(34,895)	41,522	18,629	22,893
ING Solution Income Portfolio - Service Class	20,737	77,576	(56,839)	45,268	57,471	(12,203)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	184,164	533,457	(349,293)	221,453	675,726	(454,273)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	103,190	261,068	(157,878)	158,459	310,627	(152,168)
ING Templeton Foreign Equity Portfolio - Initial Class	304,266	649,503	(345,237)	372,466	711,560	(339,094)
ING Thornburg Value Portfolio - Initial Class	165,842	273,917	(108,075)	143,357	276,675	(133,318)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	63,351	291,239	(227,888)	50,284	324,188	(273,904)
ING Van Kampen Comstock Portfolio - Service Class	16,522	34,715	(18,193)	24,019	86,403	(62,384)
ING Van Kampen Equity and Income Portfolio - Initial Class	153,573	1,128,815	(975,242)	277,154	1,577,239	(1,300,085)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	44,515	83,054	(38,539)	84,168	140,161	(55,993)
ING Strategic Allocation Growth Portfolio - Class I	13,738	81,190	(67,452)	35,818	172,862	(137,044)
ING Strategic Allocation Moderate Portfolio - Class I	96,134	123,773	(27,639)	50,859	147,962	(97,103)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1,671,662	2,586,747	(915,085)	1,402,356	2,163,221	(760,865)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	12,249	22,950	(10,701)	8,447	28,132	(19,685)
ING GET U.S. Core Portfolio - Series 6	84,099	408,334	(324,235)	48,310	427,379	(379,069)
ING GET U.S. Core Portfolio - Series 7	37,810	219,693	(181,883)	5,681	191,041	(185,360)
ING GET U.S. Core Portfolio - Series 8	9,261	121,291	(112,030)	11,515	230,339	(218,824)
ING GET U.S. Core Portfolio - Series 9	44	97,840	(97,796)	18,353	123,182	(104,829)
ING GET U.S. Core Portfolio - Series 10	141	53,512	(53,371)	8,470	164,985	(156,515)
ING GET U.S. Core Portfolio - Series 11	22,092	141,663	(119,571)	2,059	187,548	(185,489)
ING GET U.S. Core Portfolio - Series 12	29,847	351,555	(321,708)	2,465	425,873	(423,408)
ING GET U.S. Core Portfolio - Series 13	28,701	259,093	(230,392)	60,925	483,678	(422,753)
ING GET U.S. Core Portfolio - Series 14	70,821	404,076	(333,255)	1,106,881	1,906,670	(799,789)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	598,273	545,613	52,660	542,180	541,427	753
ING Euro STOXX 50 Index Portfolio - Institutional Class	3,928	302	3,626	-	-	-
ING Index Plus LargeCap Portfolio - Class I	728,151	2,186,850	(1,458,699)	1,279,906	2,757,182	(1,477,276)
ING Index Plus MidCap Portfolio - Class I	42,515	102,930	(60,415)	57,554	90,970	(33,416)
ING Index Plus SmallCap Portfolio - Class I	42,961	88,565	(45,604)	53,811	73,198	(19,387)
ING International Index Portfolio - Class I	125,044	330,349	(205,305)	1,056,564	102,833	953,731
ING International Index Portfolio - Class S	1,418	821	597	4,775	1,450	3,325
ING Opportunistic Large Cap Portfolio - Class I	20,436	963,690	(943,254)	731,488	122,505	608,983
ING Russell™ Large Cap Growth Index Portfolio - Class I	91,780	421,842	(330,062)	2,724,954	266,795	2,458,159
ING Russell™ Large Cap Index Portfolio - Class I	180,172	412,538	(232,366)	1,737,460	183,155	1,554,305
ING Russell™ Large Cap Value Index Portfolio - Class I	101,766	278,689	(176,923)	925,886	113,716	812,170
ING Russell™ Large Cap Value Index Portfolio - Class S	2,790	15,308	(12,518)	137,754	12,385	125,369
ING Russell™ Mid Cap Growth Index Portfolio - Class S	20,066	5,009	15,057	9,834	1,976	7,858
ING Russell™ Mid Cap Index Portfolio - Class I	19,562	15,869	3,693	16,541	2,210	14,331
ING Russell™ Small Cap Index Portfolio - Class I	33,574	15,063	18,511	13,743	4,745	8,998
ING Small Company Portfolio - Class I	132,154	323,791	(191,637)	166,607	388,193	(221,586)
ING U.S. Bond Index Portfolio - Class I	108,200	53,532	54,668	80,002	26,463	53,539

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class I	61,222	169,877	(108,655)	51,096	141,564	(90,468)
ING MidCap Opportunities Portfolio - Class I	91,197	16,051	75,146	19,819	33,072	(13,253)
ING MidCap Opportunities Portfolio - Class S	56,680	82,298	(25,618)	43,046	115,337	(72,291)
ING SmallCap Opportunities Portfolio - Class I	78,398	39,447	38,951	13,871	42,808	(28,937)
ING SmallCap Opportunities Portfolio - Class S	66,181	81,934	(15,753)	64,317	120,283	(55,966)
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares	4,959	14,831	(9,872)	15,047	12,433	2,614
Invesco V.I. Core Equity Fund - Series I Shares	21,358	33,045	(11,687)	75,788	55,158	20,630
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	-	-	175	(175)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	-	5	(5)	-	6	(6)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	-	-	-	-	-	-
Janus Aspen Series Janus Portfolio - Institutional Shares	5	3	2	4	290	(286)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	-	-	-	-	56	(56)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	23,853	27,402	(3,549)	52,626	85,669	(33,043)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	-	344	(344)	-	132	(132)
Oppenheimer Main Street Fund®/VA	17,184	21,456	(4,272)	25	3,800	(3,775)
Oppenheimer Main Street Small Cap Fund®/VA	23,149	11,757	11,392	13,285	7,094	6,191
Oppenheimer Small- & Mid-Cap Growth Fund/VA	50,783	71,559	(20,776)	43,038	22,863	20,175
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	216,671	379,940	(163,269)	475,341	336,948	138,393
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	261,984	156,015	105,969	404,192	291,554	112,638
Pioneer High Yield VCT Portfolio - Class I	9,047	18,859	(9,812)	30,462	25,542	4,920
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	49,724	140,204	(90,480)	93,456	2,976	90,480

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Wanger Advisors Trust:
Wanger International	209,869	186,808	23,061	189,878	93,957	95,921
Wanger Select	70,537	74,056	(3,519)	166,783	167,389	(606)
Wanger USA	38,053	19,433	18,620	30,356	21,192	9,164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2010 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period:
Non-Qualified V (0.75)	289.658	$13.95	$4,041

Calvert VP SRI Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	1,779.149	$22.98	$40,885
Non-Qualified V (0.75)	16,307.187	24.75	403,603
Non-Qualified VII	34,362.782	12.63	434,002
Non-Qualified VIII	6,339.050	12.88	81,647
Non-Qualified XXIII	167.542	10.37	1,737
	58,955.710		$961,874
Federated Capital Appreciation Fund II - Primary
Shares
Currently payable annuity contracts:	6,438.681	$10.79	$69,473
Contracts in accumulation period:
Non-Qualified VII	550,589.155	11.70	6,441,893
	557,027.836		$6,511,366
Federated Capital Income Fund II
Currently payable annuity contracts:	1,668.697	$19.03	$31,755
Contracts in accumulation period:
Non-Qualified VII	189,919.226	18.59	3,530,598
	191,587.923		$3,562,353
Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	66,509.165	$18.95	$1,260,349

Federated High Income Bond Fund II - Primary Shares
Currently payable annuity contracts:	1,577.428	$25.41	$40,082
Contracts in accumulation period:
Non-Qualified VII	164,126.727	24.83	4,075,267
	165,704.155		$4,115,349
Federated Kaufmann Fund II - Primary Shares
Contracts in accumulation period:
Non-Qualified VII	174,955.834	$12.21	$2,136,211

Federated Prime Money Fund II
Currently payable annuity contracts:	1,253.159	$9.90	$12,406
Contracts in accumulation period:
Non-Qualified VII	145,919.199	13.34	1,946,562
	147,172.358		$1,958,968

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	157,759.606	$22.00	$3,470,711
Non-Qualified V (0.75)	393,276.421	23.70	9,320,651
Non-Qualified VII	912,127.712	25.89	23,614,986
Non-Qualified VIII	225,371.234	18.88	4,255,009
Non-Qualified IX	14,293.550	21.26	303,881
Non-Qualified X	10,714.228	22.00	235,713
Non-Qualified XII	9,497.869	13.48	128,031
Non-Qualified XIII	560,282.571	12.99	7,278,071
Non-Qualified XIV	853,270.743	12.50	10,665,884
Non-Qualified XV	255,690.953	12.27	3,137,328
Non-Qualified XVI	4,909.683	11.73	57,591
Non-Qualified XIX	22,854.506	11.37	259,856
Non-Qualified XX	3,490.151	14.06	49,072
Non-Qualified XXIII	18,672.123	10.17	189,895
Non-Qualified XXIV	12,806.536	10.28	131,651
	3,455,017.886		$63,098,330
Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	142,166.611	$19.26	$2,738,129
Non-Qualified V (0.75)	290,253.157	20.74	6,019,850
Non-Qualified IX	8,108.365	18.61	150,897
Non-Qualified X	1,635.798	19.26	31,505
Non-Qualified XII	11,760.131	12.47	146,649
Non-Qualified XX	6,609.966	14.25	94,192
Non-Qualified XXIII	14,906.089	9.86	146,974
Non-Qualified XXIV	46,674.584	9.97	465,346
	522,114.701		$9,793,542
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts	13,851.390	$12.68 to $14.78	$187,405

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	77,854.485	$18.59	$1,447,315
Non-Qualified V (0.75)	158,653.792	20.02	3,176,249
Non-Qualified IX	547.726	17.96	9,837
Non-Qualified X	90.607	18.59	1,684
Non-Qualified XII	2,099.386	13.89	29,160
Non-Qualified XX	4,733.385	16.98	80,373
Non-Qualified XXIII	5,343.641	9.31	49,749
Non-Qualified XXIV	14,330.951	9.41	134,854
	263,653.973		$4,929,221

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	301,881.201	$32.67	$9,862,459
Non-Qualified V (0.75)	752,482.044	35.19	26,479,843
Non-Qualified VII	979,761.512	35.52	34,801,129
Non-Qualified VIII	194,473.959	28.93	5,626,132
Non-Qualified IX	17,633.129	31.57	556,678
Non-Qualified X	10,434.627	32.67	340,899
Non-Qualified XII	49,556.167	19.54	968,328
Non-Qualified XIII	1,003,929.675	18.07	18,141,009
Non-Qualified XIV	1,182,193.372	17.40	20,570,165
Non-Qualified XV	407,335.142	17.08	6,957,284
Non-Qualified XVI	6,266.377	13.52	84,721
Non-Qualified XVIII	410.449	12.90	5,295
Non-Qualified XIX	20,859.271	13.10	273,256
Non-Qualified XX	42,672.996	18.58	792,864
Non-Qualified XXII	2,584.281	11.32	29,254
Non-Qualified XXIII	56,322.174	10.81	608,843
Non-Qualified XXIV	98,083.568	10.93	1,072,053
	5,126,879.944		$127,170,212
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	804,911.613	$23.89	$19,229,338
Non-Qualified VIII	141,782.480	20.26	2,872,513
	946,694.093		$22,101,851
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified VII	42,476.053	$20.43	$867,786

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	36,674.018	$18.80	$689,472
Non-Qualified V (0.75)	123,199.935	19.71	2,428,271
Non-Qualified IX	3,135.325	18.36	57,565
Non-Qualified XII	4,069.531	19.62	79,844
Non-Qualified XX	3,458.741	19.17	66,304
Non-Qualified XXIII	8,319.992	11.50	95,680
	178,857.542		$3,417,136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	870,897.738	$10.04 to $38.49	$23,832,211
Contracts in accumulation period:
Non-Qualified V	558,020.057	28.21	15,741,746
Non-Qualified V (0.75)	313,193.617	30.39	9,517,954
Non-Qualified VI	11,450.583	23.90	273,669
Non-Qualified VII	540,902.329	27.15	14,685,498
Non-Qualified VIII	113,106.733	19.55	2,211,237
Non-Qualified IX	8,529.314	27.26	232,509
Non-Qualified X	86,309.555	29.19	2,519,376
Non-Qualified XI	1,102.336	24.73	27,261
Non-Qualified XII	4,373.710	14.34	62,719
Non-Qualified XIII	369,597.944	13.78	5,093,060
Non-Qualified XIV	322,199.695	13.27	4,275,590
Non-Qualified XV	155,579.668	13.02	2,025,647
Non-Qualified XVI	5,139.910	10.90	56,025
Non-Qualified XVIII	957.475	10.40	9,958
Non-Qualified XIX	3,267.242	10.56	34,502
Non-Qualified XX	4,804.336	13.99	67,213
Non-Qualified XXII	4,727.906	10.69	50,541
Non-Qualified XXIII	27,971.404	10.72	299,853
Non-Qualified XXIV	2,488.399	10.84	26,974
	3,404,619.951		$81,043,543
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	343,179.793	$12.24 to $90.43	$9,214,622
Contracts in accumulation period:
Non-Qualified V	421,242.167	22.41	9,440,037
Non-Qualified V (0.75)	588,933.168	24.13	14,210,957
Non-Qualified VI	2,371.848	20.63	48,931
Non-Qualified VII	767,354.921	21.56	16,544,172
Non-Qualified VIII	228,062.358	18.68	4,260,205
Non-Qualified IX	4,665.502	21.65	101,008
Non-Qualified X	68,530.229	22.87	1,567,286
Non-Qualified XI	655.635	21.05	13,801
Non-Qualified XII	498.139	17.21	8,573
Non-Qualified XIII	1,010,389.285	16.79	16,964,436
Non-Qualified XIV	1,214,589.400	16.17	19,639,911
Non-Qualified XV	459,375.165	15.86	7,285,690
Non-Qualified XVI	37,970.175	15.17	576,008
Non-Qualified XIX	55,772.463	14.70	819,855
Non-Qualified XX	4,096.940	13.71	56,169
Non-Qualified XXII	1,348.971	11.75	15,850
Non-Qualified XXIII	10,297.374	11.35	116,875
Non-Qualified XXIV	15,414.095	11.47	176,800
	5,234,747.628		$101,061,186

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio
Currently payable annuity contracts:	176,208.105	$12.93	$2,278,371
Contracts in accumulation period:
Non-Qualified XIII	246,568.609	12.82	3,161,010
Non-Qualified XIV	333,630.437	12.58	4,197,071
Non-Qualified XV	228,091.880	12.47	2,844,306
Non-Qualified XVI	1,541.372	12.43	19,159
Non-Qualified XIX	2,087.181	12.20	25,464
	988,127.584		$12,525,381
ING American Funds Growth-Income Portfolio
Currently payable annuity contracts:	165,807.667	$11.13	$1,845,439
Contracts in accumulation period:
Non-Qualified XIII	251,772.280	11.05	2,782,084
Non-Qualified XIV	322,683.302	10.84	3,497,887
Non-Qualified XV	178,472.129	10.74	1,916,791
Non-Qualified XIX	6,944.167	10.51	72,983
	925,679.545		$10,115,184
ING American Funds International Portfolio
Currently payable annuity contracts:	135,478.851	$15.04	$2,037,602
Contracts in accumulation period:
Non-Qualified XIII	232,632.035	14.96	3,480,175
Non-Qualified XIV	338,482.369	14.68	4,968,921
Non-Qualified XV	199,692.415	14.54	2,903,528
Non-Qualified XVI	2,035.798	14.50	29,519
Non-Qualified XIX	1,376.079	14.23	19,582
	909,697.547		$13,439,327
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,603.775	$13.62	$171,663
Non-Qualified V (0.75)	211,831.874	14.08	2,982,593
Non-Qualified XIII	76,904.383	8.82	678,297
Non-Qualified XIV	79,222.086	8.69	688,440
Non-Qualified XV	21,923.219	8.63	189,197
Non-Qualified XVI	517.614	8.61	4,457
Non-Qualified XIX	671.975	8.49	5,705
Non-Qualified XX	664.500	13.90	9,237
Non-Qualified XXIII	4,920.714	8.36	41,137
	409,260.140		$4,770,726
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
Contracts in accumulation period:
ING Select Opportunities	28,016.701	$10.61	$297,257

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	225,220.818	$8.53 to $8.67	$1,921,450
Contracts in accumulation period:
Non-Qualified V	136,293.330	9.08	1,237,543
Non-Qualified V (0.75)	226,391.547	9.25	2,094,122
Non-Qualified VII	664,773.601	8.48	5,637,280
Non-Qualified VIII	74,876.660	8.53	638,698
Non-Qualified IX	5,090.389	8.99	45,763
Non-Qualified X	8,560.517	9.08	77,729
Non-Qualified XII	4,129.725	9.23	38,117
Non-Qualified XIII	498,162.648	8.63	4,299,144
Non-Qualified XIV	690,111.726	8.53	5,886,653
Non-Qualified XV	261,337.233	8.48	2,216,140
Non-Qualified XVI	1,925.172	8.47	16,306
Non-Qualified XVIII	319.892	8.33	2,665
Non-Qualified XIX	1,320.272	8.37	11,051
Non-Qualified XX	888.631	9.18	8,158
Non-Qualified XXIII	7,266.049	10.46	76,003
Non-Qualified XXIV	2,233.131	10.58	23,627
	2,808,901.341		$24,230,449
ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	10,520.833	$10.17	$106,997
Non-Qualified V (0.75)	129,967.820	10.29	1,337,369
Non-Qualified IX	2,301.049	10.11	23,264
Non-Qualified XII	14,623.213	10.27	150,180
Non-Qualified XXIII	111.427	10.30	1,148
	157,524.342		$1,618,958
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	53,734.224	$11.08	$595,375
Non-Qualified XIV	36,542.211	10.93	399,406
Non-Qualified XV	13,867.080	10.85	150,458
	104,143.515		$1,145,239
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,965.769	$10.29	$287,768
Non-Qualified V (0.75)	176,443.133	10.53	1,857,946
Non-Qualified IX	8,734.547	10.17	88,830
Non-Qualified XII	3,425.344	10.51	36,000
Non-Qualified XX	1,752.105	10.43	18,274
Non-Qualified XXII	337.180	10.08	3,399
Non-Qualified XXIII	922.049	11.03	10,170
	219,580.127		$2,302,387

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Currently payable annuity contracts:	180,961.258	$11.88	$2,149,820
Contracts in accumulation period:
Non-Qualified VII	416,049.461	11.71	4,871,939
Non-Qualified VIII	110,200.103	11.80	1,300,361
Non-Qualified XIII	329,052.875	11.96	3,935,472
Non-Qualified XIV	361,487.067	11.79	4,261,933
Non-Qualified XV	144,533.960	11.71	1,692,493
Non-Qualified XVI	3,822.414	11.68	44,646
Non-Qualified XVIII	195.059	11.44	2,231
Non-Qualified XIX	1,693.681	11.52	19,511
	1,547,995.878		$18,278,406
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	10,986.143	$15.47	$169,956
Non-Qualified V (0.75)	90,700.075	15.92	1,443,945
Non-Qualified IX	7,114.046	15.25	108,489
Non-Qualified XII	1,885.008	15.87	29,915
Non-Qualified XX	13,199.639	15.74	207,762
Non-Qualified XXIII	4,011.585	11.79	47,297
	127,896.496		$2,007,364
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	150,126.543	$11.42	$1,714,445
Non-Qualified XIV	138,963.377	11.26	1,564,728
Non-Qualified XV	90,854.986	11.18	1,015,759
Non-Qualified XIX	1,115.305	11.00	12,268
	381,060.211		$4,307,200
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	76,945.721	$10.18	$783,307
Non-Qualified XIV	62,710.584	10.06	630,868
Non-Qualified XV	37,826.093	10.01	378,639
Non-Qualified XVI	484.166	9.99	4,837
Non-Qualified XIX	3,376.486	9.88	33,360
	181,343.050		$1,831,011

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	101,027.686	$12.79	$1,292,144
Non-Qualified V (0.75)	299,898.172	13.06	3,916,670
Non-Qualified VII	37,365.720	13.41	501,074
Non-Qualified IX	4,373.118	12.66	55,364
Non-Qualified X	2,442.745	12.79	31,243
Non-Qualified XII	12,698.962	13.04	165,594
Non-Qualified XIII	81,161.267	12.61	1,023,444
Non-Qualified XIV	64,017.195	12.43	795,734
Non-Qualified XV	25,628.000	12.34	316,250
Non-Qualified XIX	774.979	12.14	9,408
Non-Qualified XX	784.987	12.95	10,166
Non-Qualified XXIII	13,405.099	10.22	137,000
	643,577.930		$8,254,091
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,622.957	$8.09	$13,130
Non-Qualified V (0.75)	155,558.967	8.19	1,274,028
Non-Qualified IX	617.946	8.03	4,962
Non-Qualified XII	4,770.192	8.18	39,020
Non-Qualified XX	324.529	8.15	2,645
Non-Qualified XXIII	684.208	9.36	6,404
	163,578.799		$1,340,189
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified VII	204,825.356	$19.59	$4,012,529
Non-Qualified VIII	24,928.898	19.74	492,096
Non-Qualified XIII	105,075.581	15.46	1,624,468
Non-Qualified XIV	105,703.359	15.25	1,611,976
Non-Qualified XV	32,247.674	15.14	488,230
Non-Qualified XVI	1,300.020	15.10	19,630
Non-Qualified XIX	409.807	14.89	6,102
	474,490.695		$8,255,031
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	37,520.606	$23.81	$893,366
Non-Qualified V (0.75)	409,680.741	24.50	10,037,178
Non-Qualified IX	11,138.767	23.48	261,538
Non-Qualified XII	2,531.863	24.43	61,853
Non-Qualified XX	6,960.448	24.22	168,582
Non-Qualified XXIII	8,199.792	11.96	98,070
	476,032.217		$11,520,587

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	56,578.948	$14.30	$809,079
Non-Qualified XIV	69,828.964	14.06	981,795
Non-Qualified XV	20,071.732	13.94	279,800
Non-Qualified XVI	371.898	13.90	5,169
Non-Qualified XIX	1,277.699	13.66	17,453
	148,129.241		$2,093,296
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	4,700.101	$13.75	$64,626
Non-Qualified V (0.75)	18,124.032	14.15	256,455
Non-Qualified XII	19.273	14.11	272
Non-Qualified XXIII	209.032	11.72	2,450
	23,052.438		$323,803
ING Large Cap Growth Portfolio - Institutional Class
Currently payable annuity contracts:	71,711.924	$13.73 to $14.30	$1,025,330
Contracts in accumulation period:
Non-Qualified VII	216,085.101	13.35	2,884,736
Non-Qualified VIII	1,738.415	13.46	23,399
Non-Qualified XIII	119,805.885	15.26	1,828,238
Non-Qualified XIV	141,270.532	15.00	2,119,058
Non-Qualified XV	74,510.274	14.87	1,107,968
Non-Qualified XIX	37.979	14.57	553
	625,160.110		$8,989,282
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
Contracts in accumulation period:
Non-Qualified V	53,071.093	$9.53	$505,768
Non-Qualified V (0.75)	204,546.491	9.76	1,996,374
Non-Qualified IX	4,763.303	9.42	44,870
Non-Qualified XII	7,914.658	9.73	77,010
Non-Qualified XX	2,317.116	9.67	22,407
Non-Qualified XXIII	5,558.760	10.55	58,645
	278,171.421		$2,705,074
ING Lord Abbett Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified XIII	9,532.245	$9.57	$91,224
Non-Qualified XIV	25,611.115	9.44	241,769
Non-Qualified XV	10,578.872	9.37	99,124
	45,722.232		$432,117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,826.382	$11.82	$269,808
Non-Qualified V (0.75)	64,731.917	12.16	787,140
Non-Qualified XII	1,827.508	12.13	22,168
Non-Qualified IX	2,486.582	11.66	28,994
Non-Qualified XIII	7,228.145	10.25	74,088
Non-Qualified XIV	24,816.295	10.11	250,893
Non-Qualified XV	8,945.019	10.04	89,808
	132,861.848		$1,522,899
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	16,228.174	$13.80	$223,949
Non-Qualified V (0.75)	65,388.837	14.20	928,521
Non-Qualified VII	136,646.880	9.63	1,315,909
Non-Qualified VIII	6,149.338	9.70	59,649
Non-Qualified IX	2,849.192	13.61	38,778
Non-Qualified XII	3,741.362	14.16	52,978
Non-Qualified XIII	44,882.377	14.04	630,149
Non-Qualified XIV	82,387.022	13.80	1,136,941
Non-Qualified XV	19,311.111	13.68	264,176
Non-Qualified XVI	1,160.453	13.64	15,829
Non-Qualified XX	328.978	14.04	4,619
Non-Qualified XXIII	3,054.485	9.30	28,407
	382,128.209		$4,699,905
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	866,175.197	$11.51	$9,969,677
Non-Qualified VIII	230,845.357	11.61	2,680,115
Non-Qualified XIII	822,341.570	11.82	9,720,077
Non-Qualified XIV	1,132,920.201	11.61	13,153,204
Non-Qualified XV	432,593.164	11.51	4,979,147
Non-Qualified XVI	15,021.527	11.48	172,447
Non-Qualified XVIII	146.544	11.18	1,638
Non-Qualified XIX	11,863.696	11.28	133,822
	3,511,907.256		$40,810,127
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,172.581	$13.85	$57,790
Non-Qualified V (0.75)	62,984.287	14.39	906,344
Non-Qualified IX	681.404	14.15	9,642
Non-Qualified XII	7,543.225	14.33	108,094
Non-Qualified XX	673.646	14.17	9,546
	76,055.143		$1,091,416

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,342.225	$16.79	$543,026
Non-Qualified V (0.75)	100,131.678	17.28	1,730,275
Non-Qualified IX	2,056.472	16.56	34,055
Non-Qualified XII	1,112.938	17.23	19,176
Non-Qualified XX	7,892.662	17.08	134,807
Non-Qualified XXIII	2,622.837	10.36	27,173
	146,158.812		$2,488,512
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,046.006	$14.59	$263,291
Non-Qualified V (0.75)	114,611.232	15.01	1,720,315
Non-Qualified VII	167,220.849	14.51	2,426,375
Non-Qualified VIII	11,229.535	14.64	164,400
Non-Qualified IX	6,708.603	14.39	96,537
Non-Qualified XII	598.023	14.97	8,952
Non-Qualified XX	1,528.474	14.84	22,683
Non-Qualified XXII	931.371	13.84	12,890
Non-Qualified XXIII	825.406	13.47	11,118
	321,699.499		$4,726,561
ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	65,010.128	$8.25	$536,334
Non-Qualified V (0.75)	235,950.925	8.44	1,991,426
Non-Qualified IX	3,841.467	8.15	31,308
Non-Qualified XII	10,267.879	8.42	86,456
Non-Qualified XX	6,330.924	8.37	52,990
Non-Qualified XXIII	4,825.454	10.22	49,316
Non-Qualified XXIV	66,037.852	10.33	682,171
	392,264.629		$3,430,001
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	246,389.880	$10.74 to $12.05	$2,967,086
Contracts in accumulation period:
Non-Qualified V	3,610.595	10.23	36,936
Non-Qualified V (0.75)	28,538.999	10.48	299,089
Non-Qualified XIII	172,868.836	12.26	2,119,372
Non-Qualified XIV	285,980.149	12.05	3,446,061
Non-Qualified XV	168,451.397	11.94	2,011,310
Non-Qualified XIX	2,104.081	11.71	24,639
	907,943.937		$10,904,493

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Contracts in accumulation period:
Non-Qualified V	30,257.842	$10.60	$320,733
Non-Qualified V (0.75)	173,595.042	10.85	1,883,506
Non-Qualified IX	10,428.555	10.48	109,291
Non-Qualified XII	24,928.691	10.83	269,978
Non-Qualified XX	8,070.461	10.75	86,757
Non-Qualified XXIII	11,471.010	10.90	125,034
	258,751.601		$2,795,299
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	27,790.413	$10.60	$294,578
Non-Qualified XIV	29,095.332	10.45	304,046
Non-Qualified XV	17,637.502	10.38	183,077
Non-Qualified XVI	3,509.820	10.35	36,327
Non-Qualified XIX	1,240.597	10.21	12,666
	79,273.664		$830,694
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	158,076.352	$10.37	$1,639,252
Non-Qualified XIV	229,143.552	10.33	2,367,053
Non-Qualified XV	148,607.137	10.31	1,532,140
	535,827.041		$5,538,445
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Non-Qualified XIII	180,398.203	$10.60	$1,912,221
Non-Qualified XIV	299,651.377	10.56	3,164,319
Non-Qualified XV	130,596.229	10.54	1,376,484
	610,645.809		$6,453,024
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Non-Qualified XIII	173,061.574	$10.71	$1,853,489
Non-Qualified XIV	282,461.157	10.67	3,013,861
Non-Qualified XV	216,594.479	10.65	2,306,731
	672,117.210		$7,174,081
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	162,862.806	$13.54	$2,205,162
Non-Qualified V (0.75)	567,049.192	13.93	7,898,995
Non-Qualified IX	25,321.470	13.35	338,042
Non-Qualified XII	17,946.009	13.89	249,270
Non-Qualified XX	53,651.263	13.77	738,778
Non-Qualified XXIII	1,203.100	11.38	13,691
	828,033.840		$11,443,938

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	47,792.015	$15.10	$721,659
Non-Qualified V (0.75)	197,441.813	15.69	3,097,862
Non-Qualified IX	1,783.249	15.76	28,104
Non-Qualified XIII	31,791.976	10.15	322,689
Non-Qualified XIV	98,124.063	10.01	982,222
Non-Qualified XV	27,363.277	9.94	271,991
Non-Qualified XVI	4,690.826	9.91	46,486
Non-Qualified XIX	873.045	9.77	8,530
Non-Qualified XX	16,002.476	15.45	247,238
Non-Qualified XXII	2,814.801	10.30	28,992
Non-Qualified XXIII	3,280.511	10.64	34,905
	431,958.052		$5,790,678
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	9,998.802	$9.45	$94,489
Non-Qualified XIV	18,363.613	9.32	171,149
Non-Qualified XV	6,632.502	9.25	61,351
	34,994.917		$326,989
ING U.S. Stock Index Portfolio - Service Class
Contracts in accumulation period:
ING Select Opportunities	5,143.430	$11.67	$60,024

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Non-Qualified V	13,944.450	$11.66	$162,592
Non-Qualified V (0.75)	52,497.462	12.00	629,970
Non-Qualified IX	3,604.957	11.50	41,457
Non-Qualified XXIII	2,165.079	10.70	23,166
	72,211.948		$857,185
ING Wells Fargo HealthCare Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,282.992	$11.92	$51,053
Non-Qualified V (0.75)	12,099.110	12.27	148,456
Non-Qualified XII	301.808	12.23	3,691
Non-Qualified XX	850.787	12.13	10,320
Non-Qualified XXIII	4.294	9.78	42
	17,538.991		$213,562

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	387,870.829	$10.97 to $12.72	$4,914,446
Contracts in accumulation period:
Non-Qualified V	228,952.584	15.10	3,457,184
Non-Qualified V (0.75)	593,086.860	16.27	9,649,523
Non-Qualified VI	3,372.954	14.85	50,088
Non-Qualified VII	1,617,851.214	14.69	23,766,234
Non-Qualified VIII	286,508.583	13.53	3,876,461
Non-Qualified IX	4,750.717	14.59	69,313
Non-Qualified X	55,687.203	15.10	840,877
Non-Qualified XII	40,070.250	13.13	526,122
Non-Qualified XIII	1,343,088.578	12.84	17,245,257
Non-Qualified XIV	1,898,932.253	12.37	23,489,792
Non-Qualified XV	727,178.041	12.14	8,827,941
Non-Qualified XVI	14,212.518	11.07	157,333
Non-Qualified XVIII	602.947	10.56	6,367
Non-Qualified XIX	52,039.164	10.73	558,380
Non-Qualified XX	3,390.499	11.11	37,668
Non-Qualified XXII	180.062	10.65	1,918
Non-Qualified XXIII	6,809.945	9.97	67,895
Non-Qualified XXIV	12,747.950	10.09	128,627
	7,277,333.151		$97,671,426
ING Money Market Portfolio - Class S
Contracts in accumulation period:
ING Select Opportunities	31,585.751	$9.91	$313,015

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period:
Non-Qualified V	15,490.990	$17.67	$273,726
Non-Qualified V (0.75)	76,358.687	18.46	1,409,581
Non-Qualified XII	3,544.903	18.38	65,155
Non-Qualified XX	4,178.298	20.82	86,992
Non-Qualified XXIV	31,399.019	13.00	408,187
	130,971.897		$2,243,641
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	32,644.946	$17.70	$577,816
Non-Qualified V (0.75)	107,362.437	18.49	1,985,131
Non-Qualified IX	748.995	17.32	12,973
Non-Qualified XII	8,733.894	18.41	160,791
Non-Qualified XIII	25,020.253	10.38	259,710
Non-Qualified XIV	36,666.307	10.23	375,096
Non-Qualified XV	15,814.203	10.16	160,672
Non-Qualified XVI	1,512.928	10.14	15,341
Non-Qualified XIX	456.072	9.99	4,556
Non-Qualified XX	3,921.741	20.21	79,258
Non-Qualified XXIII	5,834.683	11.72	68,382
	238,716.459		$3,699,726

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,062.950	$10.15	$10,789
Non-Qualified V (0.75)	34,190.235	10.39	355,237
Non-Qualified XIII	10,618.187	10.29	109,261
Non-Qualified XIV	17,065.897	10.15	173,219
Non-Qualified XV	6,946.082	10.08	70,017
	69,883.351		$718,523
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,040.093	$11.68	$140,628
Non-Qualified V (0.75)	85,338.285	12.20	1,041,127
Non-Qualified IX	112.602	11.15	1,256
Non-Qualified XIII	24,828.032	9.87	245,053
Non-Qualified XIV	75,470.070	9.73	734,324
Non-Qualified XV	39,525.835	9.66	381,820
Non-Qualified XVI	1,084.603	9.64	10,456
Non-Qualified XX	3.350	14.34	48
Non-Qualified XXII	2,708.713	9.98	27,033
Non-Qualified XXIII	3,697.694	10.36	38,308
	244,809.277		$2,620,053
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,074.548	$17.41	$541,008
Non-Qualified V (0.75)	39,116.722	18.19	711,533
Non-Qualified IX	2,243.593	17.04	38,231
Non-Qualified XII	489.410	18.11	8,863
Non-Qualified XX	7,408.539	20.12	149,060
Non-Qualified XXIII	3,478.371	11.47	39,897
Non-Qualified XXIV	22,108.438	11.60	256,458
	105,919.621		$1,745,050
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:	79,682.148	$10.85 to $11.82	$868,558
Contracts in accumulation period:
Non-Qualified V	145,187.032	16.01	2,324,444
Non-Qualified V (0.75)	125,085.771	17.24	2,156,479
Non-Qualified VII	634,717.193	15.15	9,615,965
Non-Qualified VIII	93,320.600	10.47	977,067
Non-Qualified IX	3,982.074	15.47	61,603
Non-Qualified X	4,560.676	16.01	73,016
Non-Qualified XII	3,259.849	9.39	30,610
Non-Qualified XIII	162,609.231	8.83	1,435,840
Non-Qualified XIV	252,561.613	8.50	2,146,774
Non-Qualified XV	74,811.910	8.34	623,931
Non-Qualified XVI	1,759.842	5.84	10,277
Non-Qualified XVIII	312.557	5.57	1,741
Non-Qualified XX	1,106.770	15.59	17,255

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class (continued)
Non-Qualified XXIII	16,628.979	$11.18	$185,912
Non-Qualified XXIV	339.019	11.30	3,831
	1,599,925.264		$20,533,303
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	235,981.097	$13.28 to $13.40	$3,133,861
Contracts in accumulation period:
Non-Qualified V	465,820.271	13.31	6,200,068
Non-Qualified V (0.75)	1,195,014.196	13.70	16,371,694
Non-Qualified VII	2,403,245.564	13.60	32,684,140
Non-Qualified VIII	353,938.906	13.72	4,856,042
Non-Qualified IX	19,994.336	13.11	262,126
Non-Qualified X	17,606.671	13.31	234,345
Non-Qualified XII	10,975.989	13.66	149,932
Non-Qualified XIII	830,843.309	13.96	11,598,573
Non-Qualified XIV	827,568.682	13.72	11,354,242
Non-Qualified XV	261,515.304	13.60	3,556,608
Non-Qualified XVI	3,411.951	13.56	46,266
Non-Qualified XVIII	353.305	13.21	4,667
Non-Qualified XIX	2,123.847	13.33	28,311
Non-Qualified XX	22,363.083	13.54	302,796
Non-Qualified XXIII	65,367.524	11.18	730,809
Non-Qualified XXIV	53,593.025	11.30	605,601
	6,769,717.060		$92,120,081
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
Currently payable annuity contracts:	233,688.587	$12.61 to $13.70	$3,119,436
Contracts in accumulation period:
Non-Qualified V	212,251.070	13.20	2,801,714
Non-Qualified V (0.75)	416,413.813	13.59	5,659,064
Non-Qualified VII	794,051.536	13.21	10,489,421
Non-Qualified VIII	185,064.953	13.33	2,466,916
Non-Qualified IX	428.893	13.00	5,576
Non-Qualified X	9,958.126	13.20	131,447
Non-Qualified XII	3,102.987	13.55	42,045
Non-Qualified XIII	512,491.259	13.56	6,949,381
Non-Qualified XIV	645,725.668	13.33	8,607,523
Non-Qualified XV	269,914.494	13.21	3,565,570
Non-Qualified XVI	10,472.822	13.17	137,927
Non-Qualified XIX	11,422.589	12.95	147,923
Non-Qualified XX	14,791.874	13.43	198,655
Non-Qualified XXIII	10,311.031	11.57	119,299
Non-Qualified XXIV	14,204.059	11.70	166,187
	3,344,293.761		$44,608,084
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
Currently payable annuity contracts	8,760.202	$13.09	$114,671

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	146,529.269	$14.78	$2,165,703
Non-Qualified V (0.75)	788,362.618	15.44	12,172,319
Non-Qualified IX	31,004.118	14.46	448,320
Non-Qualified XII	4,879.906	15.37	75,004
Non-Qualified XX	7,849.480	14.83	116,408
Non-Qualified XXII	1,559.210	13.08	20,394
Non-Qualified XXIII	17,119.425	11.90	203,721
	997,304.026		$15,201,869
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	152,136.217	$14.15	$2,152,727
Contracts in accumulation period:
Non-Qualified V	18,148.606	14.99	272,048
Non-Qualified V (0.75)	62,135.849	15.34	953,164
Non-Qualified VII	371,493.213	13.99	5,197,190
Non-Qualified VIII	77,459.835	14.04	1,087,536
Non-Qualified XII	989.544	15.31	15,150
Non-Qualified XIII	214,261.975	14.14	3,029,664
Non-Qualified XIV	365,168.145	14.04	5,126,961
Non-Qualified XV	116,686.820	13.99	1,632,449
Non-Qualified XVI	3,541.989	13.97	49,482
Non-Qualified XVIII	314.386	13.82	4,345
Non-Qualified XIX	7,597.444	13.87	105,377
Non-Qualified XX	2,107.452	15.20	32,033
Non-Qualified XXIII	176.459	14.24	2,513
	1,392,217.934		$19,660,639
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	38,507.309	$11.57	$445,530
Non-Qualified V (0.75)	242,892.288	11.90	2,890,418
Non-Qualified IX	10,635.299	11.41	121,349
Non-Qualified XXIII	23,647.619	10.63	251,374
	315,682.515		$3,708,671
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	9,332.917	$11.43	$106,675
Non-Qualified V (0.75)	103,406.787	11.75	1,215,030
Non-Qualified IX	10,776.143	11.26	121,339
Non-Qualified XX	2,153.728	11.62	25,026
Non-Qualified XXIII	74,277.382	10.48	778,427
Non-Qualified XXIV	14,819.865	10.60	157,091
	214,766.822		$2,403,588

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	17,024.353	$11.57	$196,972
Non-Qualified V (0.75)	112,510.668	11.90	1,338,877
Non-Qualified XXIII	159,972.641	10.44	1,670,114
Non-Qualified XXIV	6,194.916	10.56	65,418
	295,702.578		$3,271,381
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	10,915.789	$11.59	$126,514
Non-Qualified V (0.75)	19,721.071	11.92	235,075
Non-Qualified IX	238.179	11.43	2,722
Non-Qualified XX	405.237	11.79	4,778
Non-Qualified XXIII	44,247.800	10.25	453,540
Non-Qualified XXIV	11,315.084	10.36	117,224
	86,843.160		$939,853
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	1,127.968	$11.71	$13,208
Non-Qualified V (0.75)	56,706.513	12.04	682,746
Non-Qualified XXIII	16,626.340	10.98	182,557
	74,460.821		$878,511
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	413,503.493	$13.79	$5,702,213
Non-Qualified V (0.75)	499,361.037	14.20	7,090,927
Non-Qualified VII	790,011.674	14.41	11,384,068
Non-Qualified VIII	131,603.189	14.54	1,913,510
Non-Qualified IX	12,549.385	13.59	170,546
Non-Qualified X	12,052.772	13.79	166,208
Non-Qualified XII	11,430.588	14.16	161,857
Non-Qualified XIII	648,915.698	14.79	9,597,463
Non-Qualified XIV	551,655.095	14.54	8,021,065
Non-Qualified XV	237,417.670	14.41	3,421,189
Non-Qualified XVI	754.469	14.37	10,842
Non-Qualified XVIII	164.478	14.00	2,303
Non-Qualified XIX	1,279.033	14.13	18,073
Non-Qualified XX	6,324.361	14.04	88,794
Non-Qualified XXII	2,261.236	13.11	29,645
Non-Qualified XXIII	44,062.837	11.70	515,535
Non-Qualified XXIV	11,409.412	11.83	134,973
	3,374,756.427		$48,429,211

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	266,974.288	$12.54 to $16.11	$4,283,725
Contracts in accumulation period:
Non-Qualified V	96,633.465	24.18	2,336,597
Non-Qualified V (0.75)	174,883.797	26.05	4,555,723
Non-Qualified VII	612,776.876	30.17	18,487,478
Non-Qualified VIII	74,533.475	22.21	1,655,388
Non-Qualified IX	5,417.967	23.37	126,618
Non-Qualified X	12,197.921	24.18	294,946
Non-Qualified XII	3,989.126	15.36	61,273
Non-Qualified XX	3,072.306	16.66	51,185
Non-Qualified XXIII	23,352.288	10.93	255,241
Non-Qualified XXIV	29,164.230	11.06	322,556
	1,302,995.739		$32,430,730
ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	167,021.331	$8.75 to $8.86	$1,462,179
Contracts in accumulation period:
Non-Qualified V	373,837.915	8.82	3,297,250
Non-Qualified V (0.75)	325,900.672	8.94	2,913,552
Non-Qualified VII	217,454.140	8.73	1,898,375
Non-Qualified VIII	43,189.779	8.77	378,774
Non-Qualified IX	9,926.646	8.76	86,957
Non-Qualified X	4,565.176	8.82	40,265
Non-Qualified XII	2,512.003	8.93	22,432
Non-Qualified XIII	383,082.299	8.84	3,386,448
Non-Qualified XIV	520,350.926	8.77	4,563,478
Non-Qualified XV	153,898.719	8.73	1,343,536
Non-Qualified XVI	249.179	8.72	2,173
Non-Qualified XVIII	109.037	8.61	939
Non-Qualified XIX	4,807.503	8.65	41,585
Non-Qualified XX	1,269.467	8.89	11,286
Non-Qualified XXIII	10,580.218	9.84	104,109
Non-Qualified XXIV	8,167.041	9.95	81,262
	2,226,922.051		$19,634,600
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	139,971.234	$12.29 to $18.46	$2,568,869
Contracts in accumulation period:
Non-Qualified V	82,310.247	30.29	2,493,177
Non-Qualified V (0.75)	62,861.563	32.62	2,050,544
Non-Qualified VII	193,073.973	14.11	2,724,274
Non-Qualified VIII	41,482.447	14.39	596,932
Non-Qualified IX	2,900.867	29.27	84,908
Non-Qualified X	3,332.697	30.29	100,947
Non-Qualified XIII	245,551.209	11.97	2,939,248
Non-Qualified XIV	233,145.460	11.53	2,688,167
Non-Qualified XV	72,538.306	11.31	820,408
Non-Qualified XVI	3,709.039	7.14	26,483
Non-Qualified XIX	3,582.052	6.92	24,788

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
(continued)
Non-Qualified XX	375.587	$15.48	$5,814
Non-Qualified XXIII	7,628.814	11.42	87,121
	1,092,463.495		$17,211,680
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	137,853.183	$15.35	$2,116,046
Non-Qualified V (0.75)	109,258.270	16.53	1,806,039
Non-Qualified VI	13,516.028	13.06	176,519
Non-Qualified VII	443,216.769	14.91	6,608,362
Non-Qualified VIII	68,857.295	10.43	718,182
Non-Qualified IX	9,183.032	14.83	136,184
Non-Qualified X	46,077.388	15.35	707,288
Non-Qualified XI	2,386.933	13.06	31,173
Non-Qualified XIII	119,293.837	10.39	1,239,463
Non-Qualified XIV	159,603.824	10.00	1,596,038
Non-Qualified XV	57,019.386	9.82	559,930
Non-Qualified XVI	1,527.394	7.33	11,196
Non-Qualified XIX	62.544	7.10	444
Non-Qualified XX	243.954	14.31	3,491
Non-Qualified XXIII	5,821.016	10.21	59,433
	1,173,920.853		$15,769,788
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,555.223	$12.53	$82,137
Non-Qualified V (0.75)	55,406.304	13.09	725,269
Non-Qualified IX	1,259.338	12.26	15,439
Non-Qualified XX	4,574.821	14.90	68,165
Non-Qualified XXIII	4,214.772	10.81	45,562
	72,010.458		$936,572
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Non-Qualified V	267,661.517	$12.37	$3,310,973
Non-Qualified V (0.75)	453,916.516	12.74	5,782,896
Non-Qualified VII	1,177,287.488	12.49	14,704,321
Non-Qualified VIII	287,588.351	12.60	3,623,613
Non-Qualified IX	4,865.241	12.19	59,307
Non-Qualified X	3,934.788	12.37	48,673
Non-Qualified XII	428.891	12.70	5,447
Non-Qualified XIII	1,051,195.956	12.82	13,476,332
Non-Qualified XIV	1,179,640.670	12.60	14,863,472
Non-Qualified XV	413,204.657	12.49	5,160,926
Non-Qualified XVI	7,655.394	12.45	95,310
Non-Qualified XIX	7,548.431	12.24	92,393
Non-Qualified XX	13,006.963	12.59	163,758
Non-Qualified XXIII	4,565.325	11.40	52,045
Non-Qualified XXIV	34,284.002	11.53	395,295
	4,906,784.190		$61,834,761

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts:	150,348.030	$16.39	$2,464,204
Contracts in accumulation period:
Non-Qualified V	16,258.326	18.55	301,592
Non-Qualified V (0.75)	44,516.217	19.98	889,434
Non-Qualified VII	220,514.466	18.10	3,991,312
Non-Qualified VIII	71,712.062	17.18	1,232,013
Non-Qualified IX	847.207	17.92	15,182
Non-Qualified XXIII	1,090.831	10.71	11,683
	505,287.139		$8,905,420
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	112,533.305	$9.28 to $12.93	$1,441,947
Contracts in accumulation period:
Non-Qualified V	32,561.289	18.83	613,129
Non-Qualified V (0.75)	120,592.227	20.28	2,445,610
Non-Qualified VII	176,467.178	18.37	3,241,702
Non-Qualified VIII	39,487.821	16.62	656,288
Non-Qualified IX	2,815.342	18.19	51,211
Non-Qualified X	3,999.393	19.74	78,948
Non-Qualified XX	4,515.963	13.92	62,862
Non-Qualified XXIII	13,180.523	10.24	134,969
Non-Qualified XXIV	98.474	10.36	1,020
	506,251.515		$8,727,686
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	208,811.588	$9.94 to $13.22	$2,754,749
Contracts in accumulation period:
Non-Qualified V	38,888.396	18.56	721,769
Non-Qualified V (0.75)	39,292.606	19.99	785,459
Non-Qualified VII	283,315.707	18.11	5,130,847
Non-Qualified VIII	64,862.817	16.69	1,082,560
Non-Qualified IX	560.819	17.94	10,061
Non-Qualified X	1,286.394	19.47	25,046
Non-Qualified XXIII	2,025.472	10.49	21,247
Non-Qualified XXIV	5,930.901	10.61	62,927
	644,974.700		$10,594,665
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,118,478.283	$7.34 to $292.82	$55,952,492
Contracts in accumulation period:
Non-Qualified 1964	958.659	247.41	237,182
Non-Qualified V	1,354,950.216	23.05	31,231,602
Non-Qualified V (0.75)	2,190,980.878	24.83	54,402,055
Non-Qualified VI	460,124.224	21.74	10,003,101
Non-Qualified VII	1,265,313.891	22.55	28,532,828
Non-Qualified VIII	308,405.887	15.35	4,734,030
Non-Qualified IX	43,100.065	22.27	959,838
Non-Qualified X	486,740.564	23.84	11,603,895
Non-Qualified XI	4,542.112	22.49	102,152
Non-Qualified XII	5,834.971	9.96	58,116

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I (continued)
Non-Qualified XIII	1,175,860.833	$9.48	$11,147,161
Non-Qualified XIV	1,156,166.389	9.13	10,555,799
Non-Qualified XV	404,304.769	8.96	3,622,571
Non-Qualified XVI	2,876.895	7.97	22,929
Non-Qualified XVIII	1,872.921	7.61	14,253
Non-Qualified XIX	13,059.845	7.73	100,953
Non-Qualified XX	28,576.178	14.19	405,496
Non-Qualified XXII	7,550.120	10.63	80,258
Non-Qualified XXIII	108,694.190	10.46	1,136,941
Non-Qualified XXIV	34,917.451	10.58	369,427
	10,173,309.341		$225,273,079
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	11,953.000	$10.46	$125,028
Non-Qualified VIII	1,299.055	10.56	13,718
Non-Qualified XIII	95,864.037	10.78	1,033,414
Non-Qualified XIV	17,797.221	10.56	187,939
Non-Qualified XV	1,646.859	10.46	17,226
	128,560.172		$1,377,325
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	197,723.446	$10.24	$2,024,688
Non-Qualified VIII	21,917.084	10.34	226,623
Non-Qualified XIII	366,665.151	10.54	3,864,651
Non-Qualified XIV	597,675.053	10.34	6,179,960
Non-Qualified XV	283,902.150	10.24	2,907,158
	1,467,882.884		$15,203,080
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	104,271.282	$10.22	$1,065,652
Non-Qualified VIII	4,632.522	10.31	47,761
Non-Qualified XIII	184,360.275	10.51	1,937,626
Non-Qualified XIV	275,830.818	10.31	2,843,816
Non-Qualified XV	283,812.048	10.22	2,900,559
	852,906.945		$8,795,414
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	95,672.554	$10.27	$982,557
Non-Qualified VIII	7,309.997	10.38	75,878
Non-Qualified XIII	251,777.058	10.53	2,651,212
Non-Qualified XIV	192,596.114	10.35	1,993,370
Non-Qualified XV	182,909.942	10.26	1,876,656
	730,265.665		$7,579,673

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	17,142.394	$10.37	$177,767
Non-Qualified XIII	227,976.597	10.61	2,418,832
Non-Qualified XIV	190,369.365	10.44	1,987,456
Non-Qualified XV	152,354.071	10.35	1,576,865
Non-Qualified XIX	101.147	10.15	1,027
	587,943.574		$6,161,947
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	8,712.430	$10.23	$89,128
Non-Qualified VIII	10,567.052	10.33	109,158
Non-Qualified XIII	141,225.353	10.46	1,477,217
Non-Qualified XIV	153,457.325	10.30	1,580,610
Non-Qualified XV	106,099.750	10.22	1,084,339
	420,061.910		$4,340,452
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	15,203.500	$10.47	$159,181
Non-Qualified VIII	573.467	10.56	6,056
Non-Qualified XIII	179,122.147	10.72	1,920,189
Non-Qualified XIV	178,988.997	10.56	1,890,124
Non-Qualified XV	73,722.797	10.47	771,878
Non-Qualified XVI	17,789.150	10.45	185,897
Non-Qualified XIX	1,097.470	10.29	11,293
	466,497.528		$4,944,618
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	37,695.322	$10.54	$397,309
Non-Qualified VIII	767.224	10.61	8,140
Non-Qualified XIII	489,771.890	10.77	5,274,843
Non-Qualified XIV	346,107.434	10.61	3,672,200
Non-Qualified XV	304,565.199	10.54	3,210,117
Non-Qualified XVI	5,930.622	10.51	62,331
Non-Qualified XVIII	9,519.502	10.28	97,860
Non-Qualified XIX	6,250.942	10.36	64,760
	1,200,608.135		$12,787,560
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	31,563.117	$10.47	$330,466
Non-Qualified VIII	1,307.523	10.54	13,781
Non-Qualified XIII	522,163.139	10.69	5,581,924
Non-Qualified XIV	379,816.280	10.54	4,003,264
Non-Qualified XV	259,888.262	10.47	2,721,030
Non-Qualified XVI	5,267.190	10.45	55,042
	1,200,005.511		$12,705,507

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified VII	24,197.642	$10.55	$255,285
Non-Qualified VIII	4,287.687	10.61	45,492
Non-Qualified XIII	448,098.900	10.75	4,817,063
Non-Qualified XIV	323,513.598	10.61	3,432,479
Non-Qualified XV	105,736.987	10.55	1,115,525
Non-Qualified XVI	1,590.004	10.53	16,743
Non-Qualified XVIII	172.996	10.33	1,787
	907,597.814		$9,684,374
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	129,462.217	$5.20	$673,204
Non-Qualified V (0.75)	410,722.208	5.48	2,250,758
Non-Qualified VII	290,468.184	5.11	1,484,292
Non-Qualified VIII	30,069.497	5.19	156,061
Non-Qualified IX	6,867.542	5.06	34,750
Non-Qualified X	404.127	5.29	2,138
Non-Qualified XII	5,858.642	5.45	31,930
Non-Qualified XIII	213,010.879	5.36	1,141,738
Non-Qualified XIV	184,211.044	5.19	956,055
Non-Qualified XV	22,473.548	5.11	114,840
Non-Qualified XVI	1,196.271	5.31	6,352
Non-Qualified XIX	743.850	5.15	3,831
Non-Qualified XX	1,427.040	17.57	25,073
Non-Qualified XXIII	3,467.843	12.27	42,550
	1,300,382.892		$6,923,572
ING Euro STOXX 50 Index Portfolio - Institutional
Class
Contracts in accumulation period:
ING Select Opportunities	3,625.645	$9.42	$34,154

ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	1,179,742.390	$8.14 to $16.90	$18,623,417
Contracts in accumulation period:
Non-Qualified V	81,760.465	19.23	1,572,254
Non-Qualified V (0.75)	514,030.064	20.66	10,619,861
Non-Qualified VII	418,311.105	18.80	7,864,249
Non-Qualified VIII	150,573.972	18.88	2,842,837
Non-Qualified IX	4,797.605	18.58	89,140
Non-Qualified XII	7,148.433	11.99	85,710
Non-Qualified XIII	1,379,248.381	11.37	15,682,054
Non-Qualified XIV	1,262,707.820	10.95	13,826,651
Non-Qualified XIX	14,180.637	7.97	113,020
Non-Qualified XV	504,734.564	10.75	5,425,897
Non-Qualified XVI	19,808.460	8.22	162,826
Non-Qualified XVIII	981.455	7.84	7,695
Non-Qualified XX	605.426	13.72	8,306
Non-Qualified XXIII	17,488.850	10.34	180,835
Non-Qualified XXIV	15,964.844	10.46	166,992
	5,572,084.471		$77,271,744

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	42,377.771	$22.43	$950,533
Non-Qualified V (0.75)	346,852.232	23.90	8,289,768
Non-Qualified IX	3,539.086	21.73	76,904
Non-Qualified XII	6,636.927	24.80	164,596
Non-Qualified XX	2,311.856	17.73	40,989
Non-Qualified XXIII	11,506.407	10.85	124,845
Non-Qualified XXIV	20,117.027	10.97	220,684
	433,341.306		$9,868,319
ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	32,884.115	$15.96	$524,830
Non-Qualified V (0.75)	178,310.956	17.00	3,031,286
Non-Qualified IX	4,258.461	15.46	65,836
Non-Qualified XII	15,779.016	18.23	287,651
Non-Qualified XX	2,402.293	16.92	40,647
Non-Qualified XXIII	6,662.667	11.02	73,423
Non-Qualified XXIV	7,294.845	11.14	81,265
	247,592.353		$4,104,938
ING International Index Portfolio - Class I
Currently payable annuity contracts:	80,078.377	$14.28 to $14.39	$1,143,737
Contracts in accumulation period:
ING Select Opportunities	9,841.348	10.50	103,334
Non-Qualified V	15,784.361	7.96	125,644
Non-Qualified V (0.75)	164,290.878	8.06	1,324,184
Non-Qualified VII	243,403.595	14.85	3,614,543
Non-Qualified VIII	38,259.921	14.89	569,690
Non-Qualified IX	895.686	7.91	7,085
Non-Qualified XII	2,541.102	8.05	20,456
Non-Qualified XIII	95,193.416	14.96	1,424,094
Non-Qualified XIV	84,622.062	14.89	1,260,022
Non-Qualified XV	40,101.357	14.85	595,505
Non-Qualified XVI	126.325	14.83	1,873
Non-Qualified XIX	974.015	14.76	14,376
Non-Qualified XX	3,273.445	8.02	26,253
Non-Qualified XXIII	4,572.265	9.10	41,608
	783,958.153		$10,272,404
ING International Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	3,921.835	$13.52	$53,023

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	29,171.374	$14.18	$413,650
Contracts in accumulation period:
ING Select Opportunities	8,547.240	11.71	100,088
Non-Qualified V	974.309	13.96	13,601
Non-Qualified V (0.75)	5,023.027	14.08	70,724
Non-Qualified VII	945,642.937	13.05	12,340,640
Non-Qualified VIII	123,818.906	13.08	1,619,551
Non-Qualified IX	579.192	13.91	8,057
Non-Qualified XIII	388,904.865	13.14	5,110,210
Non-Qualified XIV	453,732.157	13.08	5,934,817
Non-Qualified XV	163,455.239	13.05	2,133,091
Non-Qualified XVI	2,442.900	13.04	31,855
Non-Qualified XVIII	205.765	12.96	2,667
Non-Qualified XIX	5,534.279	12.99	71,890
Non-Qualified XXIII	64.744	14.09	912
	2,128,096.934		$27,851,753
ING Russell™ Large Cap Index Portfolio - Class I
Currently payable annuity contracts:	266,976.949	$13.91 to $14.14	$3,769,876
Contracts in accumulation period:
Non-Qualified V	28,844.356	8.97	258,734
Non-Qualified V (0.75)	202,137.386	9.09	1,837,429
Non-Qualified VII	283,647.243	14.26	4,044,810
Non-Qualified VIII	88,656.393	14.30	1,267,786
Non-Qualified IX	673.503	8.91	6,001
Non-Qualified XIII	175,663.717	14.37	2,524,288
Non-Qualified XIV	259,172.977	14.30	3,706,174
Non-Qualified XV	104,357.919	14.26	1,488,144
Non-Qualified XVI	330.862	14.25	4,715
Non-Qualified XVIII	3,534.828	14.14	49,982
Non-Qualified XIX	2,236.979	14.17	31,698
Non-Qualified XXIII	2,086.105	10.14	21,153
	1,418,319.217		$19,010,790
ING Russell™ Large Cap Value Index Portfolio -
Class I
Contracts in accumulation period:
ING Select Opportunities	54,505.867	$11.05	$602,290
Non-Qualified XIII	221,902.380	13.86	3,075,567
Non-Qualified XIV	259,241.168	13.79	3,574,936
Non-Qualified XV	82,045.478	13.75	1,128,125
Non-Qualified XVI	2,445.196	13.74	33,597
Non-Qualified XIX	15,106.575	13.67	206,507
	635,246.664		$8,621,022
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Non-Qualified VII	107,203.918	$13.71	$1,469,766
Non-Qualified VIII	5,646.599	13.74	77,584
	112,850.517		$1,547,350

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Non-Qualified V	3,618.370	$15.93	$57,641
Non-Qualified V (0.75)	17,356.587	16.06	278,747
Non-Qualified IX	1,742.565	15.87	27,655
Non-Qualified XII	197.769	16.05	3,174
	22,915.291		$367,217
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	9,933.558	$12.80	$127,150
Non-Qualified V	2,850.536	10.12	28,847
Non-Qualified V (0.75)	10,172.003	10.26	104,365
	22,956.097		$260,362
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	8,542.519	$12.74	$108,832
Non-Qualified V	1,112.655	10.85	12,072
Non-Qualified V (0.75)	22,184.955	10.99	243,813
Non-Qualified IX	167.045	10.77	1,799
Non-Qualified XII	534.810	10.98	5,872
Non-Qualified XX	38.755	10.93	424
	32,580.739		$372,812
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	162,832.717	$15.04 to $30.93	$4,939,511
Contracts in accumulation period:
Non-Qualified V	15,067.747	30.69	462,429
Non-Qualified V (0.75)	89,437.103	32.87	2,939,798
Non-Qualified VII	272,765.615	30.03	8,191,151
Non-Qualified VIII	71,092.321	30.66	2,179,691
Non-Qualified IX	1,584.806	29.66	47,005
Non-Qualified X	4,066.939	30.69	124,814
Non-Qualified XII	1,308.474	22.61	29,585
Non-Qualified XIII	314,243.113	21.83	6,859,927
Non-Qualified XIV	274,076.806	21.02	5,761,094
Non-Qualified XV	67,587.636	20.62	1,393,657
Non-Qualified XVI	1,910.618	14.94	28,545
Non-Qualified XVIII	78.436	14.26	1,118
Non-Qualified XIX	2,750.570	14.48	39,828
Non-Qualified XX	415.047	19.87	8,247
Non-Qualified XXIII	18,691.726	11.38	212,712
Non-Qualified XXIV	5,868.634	11.51	67,548
	1,303,778.308		$33,286,660

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Select Opportunities	32,126.165	$10.54	$338,610
Non-Qualified V	6,786.724	11.16	75,740
Non-Qualified V (0.75)	74,414.093	11.31	841,623
Non-Qualified IX	1,358.822	11.09	15,069
Non-Qualified XII	24.317	11.30	275
Non-Qualified XX	1,871.587	11.25	21,055
Non-Qualified XXIII	1,053.741	11.53	12,150
	117,635.449		$1,304,522
ING International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	26,095.584	$13.20	$344,462
Non-Qualified V (0.75)	92,772.070	13.84	1,283,965
Non-Qualified IX	9,560.490	12.89	123,235
Non-Qualified XII	5,424.297	13.77	74,693
Non-Qualified XX	412.442	14.97	6,174
Non-Qualified XXIII	4,582.738	8.56	39,228
	138,847.621		$1,871,757
ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	20,219.576	$16.41	$331,803
Non-Qualified V (0.75)	84,720.627	17.20	1,457,195
Non-Qualified XII	2,867.836	17.12	49,097
Non-Qualified XX	5,725.462	22.49	128,766
Non-Qualified XXIII	2,052.716	12.62	25,905
	115,586.217		$1,992,766
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	108,202.973	$14.85	$1,606,814
Non-Qualified XIV	94,156.359	14.42	1,357,735
Non-Qualified XV	35,874.729	14.21	509,780
Non-Qualified XVI	166.313	14.14	2,352
	238,400.374		$3,476,681
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	11,117.628	$10.57	$117,513
Non-Qualified V (0.75)	59,136.907	11.09	655,828
Non-Qualified XII	5,914.083	11.03	65,232
Non-Qualified XX	435.807	18.54	8,080
Non-Qualified XXII	219.387	13.64	2,992
Non-Qualified XXIII	217.579	11.91	2,591
	77,041.391		$852,236

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	99,557.078	$10.12	$1,007,518
Non-Qualified XIV	102,961.012	9.83	1,012,107
Non-Qualified XV	44,284.221	9.68	428,671
Non-Qualified XVI	1,735.762	9.63	16,715
	248,538.073		$2,465,011
Invesco V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	4,398.205	$9.90 to $11.09	$45,528
Contracts in accumulation period:
Non-Qualified V	7,335.849	8.92	65,436
Non-Qualified V (0.75)	56,602.487	9.46	535,460
Non-Qualified IX	170.760	8.66	1,479
Non-Qualified XII	10.024	9.40	94
Non-Qualified XXIII	115.297	9.48	1,093
	68,632.622		$649,090
Invesco V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	14,700.586	$12.76 to $13.39	$196,523
Contracts in accumulation period:
Non-Qualified V	51,693.112	10.05	519,516
Non-Qualified V (0.75)	70,510.371	10.66	751,641
Non-Qualified IX	1,933.910	9.76	18,875
Non-Qualified XII	15.208	10.60	161
Non-Qualified XX	3,122.667	15.78	49,276
Non-Qualified XXIII	1,393.108	10.41	14,502
Non-Qualified XXIV	418.502	10.53	4,407
	143,787.464		$1,554,901
Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	374.992	$38.24	$14,340

Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	2.382	$33.10	$79
Non-Qualified IX	66.994	29.69	1,989
	69.376		$2,068
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	103.416	$30.14	$3,117

Janus Aspen Series Janus Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified IX	98.224	$20.25	$1,989

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	55.341	$24.92	$1,379

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period:
Non-Qualified V	48,248.958	$13.71	$661,493
Non-Qualified V (0.75)	98,966.646	14.37	1,422,151
Non-Qualified IX	10,963.520	13.39	146,802
Non-Qualified XX	2,470.729	16.65	41,138
Non-Qualified XXIII	9,760.874	11.30	110,298
Non-Qualified XXIV	14,713.143	11.43	168,171
	185,123.870		$2,550,053
Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	2,543.587	$24.77	$63,005

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	27,189.979	$9.81 to $11.64	$286,059

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	3,126.681	$13.17	$41,178
Non-Qualified V (0.75)	51,040.118	13.55	691,594
Non-Qualified IX	3,594.552	12.98	46,657
Non-Qualified XII	351.332	13.51	4,746
Non-Qualified XX	5,390.412	13.40	72,232
Non-Qualified XXIII	1,261.677	11.45	14,446
	64,764.772		$870,853
Oppenheimer Small- & Mid-Cap Growth Fund/VA
Currently payable annuity contracts	4,830.860	$9.06 to $11.44	$54,868

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V	62,386.620	$13.54	$844,715
Non-Qualified V (0.75)	434,117.831	14.00	6,077,650
Non-Qualified IX	2,915.843	13.31	38,810
Non-Qualified XX	422.005	13.81	5,828
Non-Qualified XXIII	7,689.297	11.32	87,043
	507,531.596		$7,054,046

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	36,147.174	$10.37	$374,846
Non-Qualified V (0.75)	347,364.278	10.56	3,668,167
Non-Qualified IX	151.203	10.28	1,554
Non-Qualified XII	18,877.820	10.54	198,972
Non-Qualified XX	5,940.125	10.49	62,312
Non-Qualified XXIII	5,641.000	10.10	56,974
	414,121.600		$4,362,825
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,779.018	$14.15	$138,373
Non-Qualified V (0.75)	21,636.072	14.63	316,536
Non-Qualified IX	2,839.759	13.91	39,501
Non-Qualified XXIII	621.432	12.54	7,793
	34,876.281		$502,203
Wanger International
Contracts in accumulation period:
Non-Qualified V	22,975.795	$10.27	$235,961
Non-Qualified V (0.75)	147,941.124	10.46	1,547,464
Non-Qualified IX	2,301.428	10.18	23,429
Non-Qualified XII	7,569.702	10.44	79,028
Non-Qualified XX	7,590.482	10.39	78,865
Non-Qualified XXIII	2,193.403	11.61	25,465
	190,571.934		$1,990,212
Wanger Select
Contracts in accumulation period:
Non-Qualified V	25,406.196	$16.40	$416,662
Non-Qualified V (0.75)	178,654.732	16.96	3,029,984
Non-Qualified IX	1,005.068	16.13	16,212
Non-Qualified XX	1,135.889	16.74	19,015
Non-Qualified XXIII	2,118.433	11.89	25,188
	208,320.318		$3,507,061
Wanger USA
Contracts in accumulation period:
Non-Qualified V	4,948.094	$14.37	$71,104
Non-Qualified V (0.75)	47,483.750	14.86	705,609
Non-Qualified IX	983.955	14.13	13,903
Non-Qualified XX	159.159	14.66	2,333
Non-Qualified XXIII	1,208.737	11.58	13,997
	54,783.695		$806,946

ING Select Opportunities

Modified single premium deferred variable annuity contracts issued since April 2010 and having mortality and expense charge of 0.75%.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90%.

Non-Qualified XXIII

Certain contracts issued in connection with deferred compensation plans since July 2008 and having mortality and expense charge of 0.70%.

Non-Qualified XXIV

Certain contracts issued in connection with deferred compensation plans since June 2009 and having mortality and expense charge of 0.35%.

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Funds Insurance Series® International
Fund - Class 2
2010	-		$13.95		$4	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Calvert VP SRI Balanced Portfolio
2010	59	$10.37	to	$24.75	$962	1.27%	0.70%	to	1.40%	10.60%	to	11.39%
2009	77	$9.31	to	$22.24	$1,241	1.99%	0.70%	to	1.50%	23.46%	to	24.32%
2008	100	$7.49	to	$17.89	$1,172	2.65%	0.70%	to	1.40%	-32.28%	to	-31.82%
2007	103	$13.66	to	$26.24	$1,766	2.22%	0.75%	to	1.40%	1.34%	to	1.98%
2006	130	$13.48	to	$25.73	$2,101	2.00%	0.75%	to	1.40%	7.24%	to	7.97%
Federated Capital Appreciation Fund II - Primary
Shares
2010	557	$10.79	to	$11.70	$6,511	(e)	1.25%	to	1.40%		(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Federated Capital Income Fund II
2010	192	$18.59	to	$19.03	$3,562	4.16%	1.25%	to	1.40%	10.52%	to	10.70%
2009	91	$14.18	to	$17.19	$1,537	6.01%	1.25%	to	1.40%	26.47%	to	26.72%
2008	112	$11.19	to	$13.57	$1,491	6.21%	1.25%	to	1.40%	-21.49%	to	-21.38%
2007	150	$14.24	to	$17.26	$2,537	5.27%	1.25%	to	1.40%	2.54%	to	2.74%
2006	184	$13.86	to	$16.80	$3,039	5.95%	1.25%	to	1.40%	14.09%	to	14.21%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Fund for U.S. Government Securities II
2010	67		$18.95		$1,260	4.66%		1.40%		3.72%
2009	88		$18.27		$1,615	5.04%		1.40%		3.69%
2008	109		$17.62		$1,916	5.00%		1.40%		2.86%
2007	124		$17.13		$2,125	4.43%		1.40%		4.77%
2006	146		$16.35		$2,385	4.88%		1.40%		2.70%
Federated High Income Bond Fund II - Primary Shares
2010	166	$24.83	to	$25.41	$4,115	8.19%	1.25%	to	1.40%	13.12%	to	13.29%
2009	197	$21.95	to	$22.43	$4,314	11.59%	1.25%	to	1.40%	50.76%	to	50.94%
2008	240	$14.56	to	$14.86	$3,488	10.54%	1.25%	to	1.40%	-27.05%	to	-26.91%
2007	280	$19.96	to	$20.33	$5,582	8.28%	1.25%	to	1.40%	1.99%	to	2.11%
2006	333	$19.57	to	$19.91	$6,523	8.64%	1.25%	to	1.40%	9.27%	to	9.46%
Federated Kaufmann Fund II - Primary Shares
2010	175		$12.21		$2,136	(e)		1.40%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Federated Prime Money Fund II
2010	147	$9.90	to	$13.34	$1,959	-	1.25%	to	1.40%	-1.40%
2009	111		$13.53		$1,502	0.49%		1.40%		-0.95%
2008	128		$13.66		$1,747	2.68%		1.40%		1.11%
2007	142		$13.51		$1,915	4.73%		1.40%		3.45%
2006	161		$13.06		$2,102	4.36%		1.40%		3.08%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2010	3,455	$10.17	to	$25.89	$63,098	1.68%	0.35%	to	1.75%	13.13%	to	14.73%
2009	4,136	$8.89	to	$22.81	$65,887	2.09%	0.35%	to	1.90%	27.71%	to	29.24%
2008	5,003	$6.88	to	$17.76	$61,149	2.21%	0.70%	to	1.90%	-43.73%	to	-43.06%
2007	6,848	$13.79	to	$31.42	$144,175	1.66%	0.75%	to	1.90%	-0.43%	to	75.00%
2006	9,118	$13.85	to	$31.39	$187,746	3.26%	0.75%	to	1.90%	17.97%	to	19.32%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2010	522	$9.86	to	$20.74	$9,794	0.34%	0.35%	to	1.50%	22.35%	to	23.70%
2009	563	$8.00	to	$16.83	$8,618	0.41%	0.35%	to	1.50%	26.33%	to	27.39%
2008	627	$6.28	to	$13.22	$7,951	0.81%	0.70%	to	1.50%	-47.95%	to	-47.56%
2007	696	$15.18	to	$25.21	$16,955	0.80%	0.75%	to	1.50%	25.09%	to	25.99%
2006	728	$12.05	to	$20.01	$14,214	0.65%	0.75%	to	1.50%	5.24%	to	6.10%
Fidelity® VIP High Income Portfolio - Initial Class
2010	14	$12.68	to	$14.78	$187	7.39%	0.80%	to	1.25%	12.41%	to	12.91%
2009	16	$11.28	to	$13.09	$192	10.73%	0.80%	to	1.25%	42.24%	to	42.90%
2008	8	$7.93	to	$9.16	$69	9.30%	0.80%	to	1.25%	-25.96%	to	-25.59%
2007	8	$10.71	to	$12.31	$103	5.52%	0.80%	to	1.25%	1.52%
2006	20	$10.55	to	$12.08	$223	0.24%	0.80%	to	1.25%	9.78%	to	10.42%
Fidelity® VIP Overseas Portfolio - Initial Class
2010	264	$9.31	to	$20.02	$4,929	1.23%	0.35%	to	1.50%	11.41%	to	12.69%
2009	324	$8.28	to	$17.84	$5,452	2.05%	0.35%	to	1.50%	24.67%	to	25.64%
2008	334	$6.59	to	$14.20	$4,584	2.41%	0.70%	to	1.50%	-44.65%	to	-44.23%
2007	409	$17.69	to	$25.46	$10,176	3.36%	0.75%	to	1.50%	15.53%	to	16.42%
2006	399	$15.20	to	$21.87	$8,523	1.26%	0.75%	to	1.50%	16.34%	to	17.20%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2010	5,127	$10.81	to	$35.52	$127,170	1.15%	0.35%	to	1.90%	14.97%	to	16.77%
2009	6,028	$9.29	to	$30.73	$126,570	1.30%	0.35%	to	1.90%	33.10%	to	34.83%
2008	6,970	$6.89	to	$22.97	$109,547	0.91%	0.70%	to	1.90%	-43.57%	to	-42.94%
2007	9,132	$12.72	to	$40.52	$241,923	0.86%	0.75%	to	1.90%	15.37%	to	16.73%
2006	11,979	$10.91	to	$34.95	$267,443	1.27%	0.75%	to	1.90%	9.56%	to	10.88%
Fidelity® VIP Index 500 Portfolio - Initial Class
2010	947	$20.26	to	$23.89	$22,102	1.78%	1.25%	to	1.40%	13.38%	to	13.57%
2009	1,111	$17.84	to	$21.07	$22,865	2.33%	1.25%	to	1.40%	24.82%	to	25.02%
2008	1,317	$14.27	to	$16.88	$21,722	2.06%	1.25%	to	1.40%	-37.87%	to	-37.77%
2007	1,559	$22.93	to	$27.17	$41,388	3.60%	1.25%	to	1.40%	3.98%	to	4.09%
2006	1,948	$22.03	to	$26.13	$49,643	1.82%	1.25%	to	1.40%	14.10%	to	14.32%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2010	42		$20.43		$868	3.48%		1.40%		6.30%
2009	48		$19.22		$914	8.83%		1.40%		14.13%
2008	52		$16.84		$876	4.19%		1.40%		-4.64%
2007	61		$17.66		$1,079	4.37%		1.40%		2.91%
2006	71		$17.16		$1,210	4.63%		1.40%		2.88%
Franklin Small Cap Value Securities Fund - Class 2
2010	179	$11.50	to	$19.71	$3,417	0.74%	0.70%	to	1.50%	26.27%	to	27.35%
2009	223	$9.03	to	$15.49	$3,377	1.54%	0.70%	to	1.50%	27.21%	to	28.27%
2008	230	$7.04	to	$12.08	$2,729	1.32%	0.70%	to	1.50%	-34.01%	to	-33.52%
2007	236	$17.32	to	$18.17	$4,263	0.74%	0.75%	to	1.50%	-3.83%	to	-3.14%
2006	267	$18.01	to	$18.76	$4,969	0.65%	0.75%	to	1.50%	15.30%	to	16.09%
ING Balanced Portfolio - Class I
2010	3,405	$10.04	to	$38.49	$81,044	2.77%	0.35%	to	2.25%	11.56%	to	13.75%
2009	3,901	$9.00	to	$34.05	$80,515	4.40%	0.35%	to	2.25%	16.58%	to	18.98%
2008	4,677	$7.72	to	$28.83	$81,353	3.74%	0.70%	to	2.25%	-29.69%	to	-28.64%
2007	6,094	$10.98	to	$40.47	$145,449	2.69%	0.75%	to	2.25%	3.20%	to	4.78%
2006	7,358	$10.64	to	$38.70	$165,989	2.39%	0.75%	to	2.25%	7.47%	to	9.16%
ING Intermediate Bond Portfolio - Class I
2010	5,235	$11.35	to	$90.43	$101,061	4.92%	0.35%	to	2.25%	7.41%	to	9.45%
2009	5,981	$10.40	to	$83.24	$104,817	6.58%	0.35%	to	2.25%	9.09%	to	11.25%
2008	6,247	$9.39	to	$75.43	$100,529	5.89%	0.70%	to	2.25%	-10.54%	to	-9.18%
2007	5,709	$10.77	to	$83.34	$105,197	3.54%	0.75%	to	2.25%	3.67%	to	5.26%
2006	6,657	$10.25	to	$79.47	$115,703	3.76%	0.75%	to	2.25%	1.75%	to	3.26%
ING American Funds Growth Portfolio
2010	988	$12.20	to	$12.93	$12,525	0.10%	0.95%	to	1.75%	16.08%	to	16.97%
2009	1,327	$10.43	to	$11.09	$14,407	1.85%	0.95%	to	1.90%	35.98%	to	43.28%
2008	1,593	$7.67	to	$7.98	$12,540	0.80%	0.95%	to	1.90%	-45.33%	to	-44.81%
2007	1,968	$14.03	to	$14.46	$28,095	0.26%	0.95%	to	1.90%	5.55%	to	10.72%
2006	2,461	$12.80	to	$13.33	$31,969	0.17%	0.95%	to	1.90%	7.65%	to	8.56%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth-Income Portfolio
2010	926	$10.51	to	$11.13	$10,115	0.87%	0.95%	to	1.75%	8.91%	to	14.04%
2009	1,262	$9.58	to	$10.06	$12,494	2.25%	0.95%	to	1.90%	28.07%	to	29.31%
2008	1,488	$7.48	to	$7.78	$11,419	1.40%	0.95%	to	1.90%	-41.41%	to	-38.79%
2007	1,948	$12.33	to	$12.92	$24,551	0.99%	0.95%	to	1.90%	2.49%	to	3.50%
2006	2,517	$12.03	to	$12.53	$30,744	0.73%	0.95%	to	1.90%	12.43%	to	13.49%
ING American Funds International Portfolio
2010	910	$14.23	to	$15.04	$13,439	0.88%	0.95%	to	1.75%	4.79%	to	5.65%
2009	1,173	$13.47	to	$14.28	$16,435	3.43%	0.95%	to	1.90%	39.59%	to	46.31%
2008	1,357	$9.65	to	$10.04	$13,434	1.78%	0.95%	to	1.90%	-45.38%	to	-43.02%
2007	1,687	$17.09	to	$17.87	$29,453	0.89%	0.95%	to	1.90%	17.14%	to	18.33%
2006	2,095	$14.59	to	$15.16	$30,978	0.86%	0.95%	to	1.90%	16.07%	to	17.15%
ING Artio Foreign Portfolio - Service Class
2010	409	$8.36	to	$14.08	$4,771	-	0.70%	to	1.75%	4.94%	to	6.09%
2009	664	$7.88	to	$13.28	$7,153	3.47%	0.70%	to	1.90%	17.89%	to	19.39%
2008	802	$6.60	to	$11.13	$7,156	-	0.70%	to	1.90%	-44.69%	to	-44.04%
2007	1,022	$12.33	to	$19.89	$15,744	0.09%	0.75%	to	1.90%	14.27%	to	15.57%
2006	1,083	$10.79	to	$17.21	$13,881	-	0.75%	to	1.90%	27.57%	to	28.24%
ING BlackRock Inflation Protected Bond Portfolio -
Institutional Class
2010	28		$10.61		$297	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	2,809	$8.33	to	$10.58	$24,230	0.47%	0.35%	to	1.90%	11.51%	to	13.16%
2009	3,166	$7.47	to	$9.35	$24,319	0.58%	0.35%	to	1.90%	28.13%	to	29.79%
2008	3,602	$5.83	to	$7.15	$21,426	0.20%	0.70%	to	1.90%	-40.14%	to	-39.43%
2007	4,435	$9.74	to	$10.45	$43,667	(b)	0.75%	to	1.90%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2010	158	$10.11	to	$10.30	$1,619	7.68%	0.70%	to	1.50%	14.63%	to	15.49%
2009	192	$8.82	to	$8.91	$1,713	2.00%	0.75%	to	1.50%	31.84%	to	32.79%
2008	162	$6.69	to	$6.71	$1,087	(c)	0.75%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Clarion Global Real Estate Portfolio - Service
Class
2010	104	$10.85	to	$11.08	$1,145	8.22%	0.95%	to	1.40%	14.33%	to	14.82%
2009	117	$9.31	to	$9.65	$1,118	2.38%	0.95%	to	1.90%	30.94%	to	32.19%
2008	124	$7.11	to	$7.30	$902	-	0.95%	to	1.90%	-42.43%	to	-41.83%
2007	192	$12.35	to	$12.55	$2,393	3.72%	0.95%	to	1.90%	-9.06%	to	-8.19%
2006	148	$13.58	to	$13.67	$2,017	(a)	0.95%	to	1.90%		(a)
ING Clarion Real Estate Portfolio - Service Class
2010	220	$10.08	to	$11.03	$2,302	3.84%	0.70%	to	1.50%	26.02%	to	27.07%
2009	188	$8.07	to	$8.68	$1,553	3.21%	0.70%	to	1.50%	33.83%	to	34.99%
2008	173	$6.03	to	$6.43	$1,064	1.48%	0.70%	to	1.50%	-39.40%	to	-38.93%
2007	149	$9.95	to	$10.07	$1,504	2.63%	0.75%	to	1.50%	-18.97%	to	-18.40%
2006	88	$11.88	to	$12.34	$1,079	(a)	0.75%	to	1.50%		(a)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2010	1,548	$11.44	to	$11.96	$18,278	0.36%	0.95%	to	1.90%	26.27%	to	27.37%
2009	1,736	$9.06	to	$9.39	$16,149	0.67%	0.95%	to	1.90%	36.86%	to	38.29%
2008	2,013	$6.62	to	$6.79	$13,578	1.14%	0.95%	to	1.90%	-40.14%	to	-39.59%
2007	2,569	$11.06	to	$11.27	$28,743	0.26%	0.95%	to	1.90%	12.63%	to	13.65%
2006	2,932	$9.82	to	$9.94	$28,943	(a)	0.95%	to	1.90%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2010	128	$11.79	to	$15.92	$2,007	0.12%	0.70%	to	1.50%	26.45%	to	27.46%
2009	100	$9.25	to	$12.49	$1,237	0.49%	0.70%	to	1.50%	37.05%	to	38.16%
2008	91	$8.80	to	$9.04	$815	0.77%	0.75%	to	1.50%	-40.05%	to	-39.61%
2007	84	$14.68	to	$14.97	$1,256	0.07%	0.75%	to	1.50%	12.84%	to	13.58%
2006	125	$13.01	to	$13.18	$1,644	-	0.75%	to	1.50%	10.58%	to	11.13%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Income Portfolio - Service Class
2010	381	$11.00	to	$11.42	$4,307	5.10%	0.95%	to	1.75%	11.00%	to	11.85%
2009	454	$9.85	to	$10.21	$4,595	6.29%	0.95%	to	1.90%	29.43%	to	30.73%
2008	450	$7.61	to	$7.81	$3,482	3.07%	0.95%	to	1.90%	-30.57%	to	-29.89%
2007	628	$10.96	to	$11.14	$6,948	1.10%	0.95%	to	1.90%	0.64%	to	1.64%
2006	395	$10.89	to	$10.96	$4,316	(a)	0.95%	to	1.90%		(a)
ING Franklin Mutual Shares Portfolio - Service Class
2010	181	$9.88	to	$10.18	$1,831	0.43%	0.95%	to	1.75%	9.66%	to	10.53%
2009	257	$8.97	to	$9.21	$2,349	0.14%	0.95%	to	1.90%	24.07%	to	25.31%
2008	258	$7.23	to	$7.35	$1,885	3.00%	0.95%	to	1.90%	-38.99%	to	-38.34%
2007	307	$11.85	to	$11.92	$3,654	(b)	0.95%	to	1.90%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Global Resources Portfolio - Service Class
2010	644	$10.22	to	$13.41	$8,254	0.85%	0.70%	to	1.75%	19.61%	to	20.80%
2009	819	$8.46	to	$11.18	$8,735	0.31%	0.70%	to	1.90%	34.85%	to	36.45%
2008	791	$6.20	to	$8.25	$6,198	2.14%	0.70%	to	1.90%	-42.07%	to	-41.43%
2007	827	$12.93	to	$14.18	$11,102	0.02%	0.75%	to	1.90%	30.74%	to	31.93%
2006	162	$9.89	to	$9.96	$1,610	(a)	0.95%	to	1.90%		(a)
ING Janus Contrarian Portfolio - Service Class
2010	164	$8.03	to	$9.36	$1,340	-	0.70%	to	1.50%	12.31%	to	13.12%
2009	186	$7.15	to	$7.24	$1,347	0.94%	0.75%	to	1.50%	34.71%	to	35.33%
2008	26	$5.33	to	$5.35	$139	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2010	474	$14.89	to	$19.74	$8,255	0.68%	0.95%	to	1.75%	18.55%	to	19.47%
2009	422	$12.49	to	$16.58	$6,191	1.49%	0.95%	to	1.90%	68.78%	to	70.26%
2008	378	$7.40	to	$9.76	$3,328	2.42%	0.95%	to	1.90%	-52.10%	to	-51.59%
2007	548	$15.45	to	$20.23	$9,890	1.13%	0.95%	to	1.90%	36.12%	to	37.48%
2006	319	$11.35	to	$14.76	$4,487	0.62%	0.95%	to	1.90%	34.28%	to	34.55%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2010	476	$11.96	to	$24.50	$11,521	0.42%	0.70%	to	1.50%	18.53%	to	19.48%
2009	403	$10.01	to	$20.52	$8,208	1.21%	0.70%	to	1.50%	69.03%	to	70.53%
2008	349	$5.87	to	$12.05	$4,184	2.52%	0.70%	to	1.50%	-52.01%	to	-51.65%
2007	415	$24.42	to	$24.92	$10,312	0.96%	0.75%	to	1.50%	36.42%	to	37.45%
2006	349	$17.90	to	$18.13	$6,325	0.56%	0.75%	to	1.50%	33.78%	to	34.80%
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2010	148	$13.66	to	$14.30	$2,093	0.44%	0.95%	to	1.75%	24.86%	to	25.88%
2009	178	$10.86	to	$11.36	$2,000	0.71%	0.95%	to	1.90%	24.97%	to	26.22%
2008	215	$8.69	to	$9.00	$1,919	0.72%	0.95%	to	1.90%	-30.98%	to	-30.34%
2007	327	$12.59	to	$12.92	$4,187	0.32%	0.95%	to	1.90%	-3.45%	to	-2.49%
2006	524	$13.04	to	$13.25	$6,901	0.08%	0.95%	to	1.90%	14.79%	to	15.82%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2010	23	$11.72	to	$14.15	$324	-	0.70%	to	1.25%	25.11%	to	25.89%
2009	13	$9.31	to	$11.25	$143	-	0.70%	to	1.25%	25.74%	to	26.40%
2008	11	$7.37	to	$8.90	$102	0.81%	0.70%	to	1.25%	-30.80%	to	-30.47%
2007	11	$12.63	to	$12.80	$145	0.40%	0.75%	to	1.25%	-2.92%	to	-2.44%
2006	27	$13.01	to	$13.12	$358	-	0.75%	to	1.25%	15.80%
ING Large Cap Growth Portfolio - Institutional Class
2010	625	$13.35	to	$15.26	$8,989	0.40%	0.95%	to	1.75%	12.60%	to	13.46%
2009	707	$11.82	to	$13.45	$8,990	0.49%	0.95%	to	1.90%	39.98%	to	41.43%
2008	773	$8.40	to	$9.51	$6,965	0.51%	0.95%	to	1.90%	-28.73%	to	-28.01%
2007	947	$11.72	to	$13.21	$11,913	0.33%	0.95%	to	1.90%	9.80%	to	10.82%
2006	1,258	$10.62	to	$11.92	$14,399	-	0.95%	to	1.90%	3.90%	to	4.93%
ING Lord Abbett Growth and Income Portfolio -
Institutional Class
2010	278	$9.42	to	$10.55	$2,705	0.71%	0.70%	to	1.50%	15.72%	to	16.75%
2009	382	$8.14	to	$9.04	$3,183	0.83%	0.70%	to	1.50%	17.29%	to	18.17%
2008	568	$6.94	to	$7.65	$4,020	3.22%	0.70%	to	1.50%	-37.31%	to	-36.84%
2007	628	$11.07	to	$11.21	$7,030	0.06%	0.75%	to	1.50%	3.06%	to	3.51%
2006	4	$10.79	to	$10.83	$45	(a)	0.75%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Growth and Income Portfolio -
Service Class
2010	46	$9.37	to	$9.57	$432	0.43%	0.95%	to	1.40%	15.39%	to	16.00%
2009	61	$8.10	to	$8.25	$500	0.63%	0.95%	to	1.45%	17.05%	to	17.69%
2008	66	$6.86	to	$7.01	$458	2.41%	0.95%	to	1.75%	-37.75%	to	-37.24%
2007	86	$11.02	to	$11.17	$955	1.58%	0.95%	to	1.75%	2.32%	to	3.23%
2006	99	$10.75	to	$10.82	$1,071	(a)	0.95%	to	1.90%		(a)
ING Marsico Growth Portfolio - Service Class
2010	133	$10.04	to	$12.16	$1,523	0.58%	0.75%	to	1.50%	18.14%	to	18.92%
2009	164	$8.38	to	$10.23	$1,595	0.90%	0.70%	to	1.75%	26.78%	to	28.07%
2008	173	$6.61	to	$7.99	$1,285	0.58%	0.70%	to	1.75%	-41.40%	to	-40.73%
2007	171	$11.25	to	$13.48	$2,142	-	0.75%	to	1.90%	11.94%	to	13.28%
2006	83	$10.05	to	$11.90	$918	-	0.75%	to	1.90%	3.60%	to	4.20%
ING Marsico International Opportunities Portfolio -
Service Class
2010	382	$9.30	to	$14.20	$4,700	1.36%	0.70%	to	1.50%	12.11%	to	13.00%
2009	488	$8.23	to	$12.57	$5,429	1.23%	0.70%	to	1.75%	35.17%	to	36.71%
2008	627	$6.02	to	$9.21	$5,138	1.03%	0.70%	to	1.90%	-50.48%	to	-49.86%
2007	822	$12.70	to	$18.37	$13,733	1.00%	0.75%	to	1.90%	18.26%	to	19.67%
2006	952	$10.69	to	$15.35	$13,618	0.03%	0.75%	to	1.90%	21.75%	to	23.10%
ING MFS Total Return Portfolio - Institutional Class
2010	3,512	$11.18	to	$11.82	$40,810	0.44%	0.95%	to	1.90%	8.02%	to	9.14%
2009	4,367	$10.35	to	$10.83	$46,669	2.54%	0.95%	to	1.90%	15.90%	to	17.08%
2008	5,335	$8.93	to	$9.25	$48,840	5.92%	0.95%	to	1.90%	-23.61%	to	-22.92%
2007	7,812	$11.69	to	$12.00	$92,899	3.07%	0.95%	to	1.90%	2.27%	to	3.27%
2006	10,701	$11.43	to	$11.62	$123,605	2.62%	0.95%	to	1.90%	10.01%	to	11.09%
ING MFS Total Return Portfolio - Service Class
2010	76	$13.85	to	$14.39	$1,091	0.50%	0.75%	to	1.50%	8.18%	to	9.02%
2009	98	$9.87	to	$13.20	$1,288	2.46%	0.70%	to	1.50%	16.16%	to	17.08%
2008	103	$8.43	to	$11.28	$1,153	6.12%	0.70%	to	1.50%	-23.51%	to	-22.90%
2007	111	$14.29	to	$14.72	$1,623	2.99%	0.75%	to	1.50%	2.44%	to	3.25%
2006	118	$13.92	to	$14.37	$1,658	2.36%	0.75%	to	1.50%	10.28%	to	11.07%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2010	146	$10.36	to	$17.28	$2,489	2.62%	0.70%	to	1.50%	12.04%	to	12.87%
2009	148	$9.18	to	$15.31	$2,238	5.00%	0.70%	to	1.50%	30.80%	to	31.90%
2008	187	$6.96	to	$11.62	$2,161	3.26%	0.70%	to	1.50%	-38.65%	to	-38.16%
2007	219	$18.42	to	$18.79	$4,096	0.87%	0.75%	to	1.50%	25.48%	to	26.45%
2006	81	$14.68	to	$14.86	$1,201	0.06%	0.75%	to	1.50%	28.88%	to	29.78%
ING PIMCO High Yield Portfolio - Service Class
2010	322	$13.47	to	$15.01	$4,727	7.37%	0.70%	to	1.50%	12.60%	to	13.48%
2009	347	$11.87	to	$13.24	$4,530	8.35%	0.70%	to	1.50%	47.37%	to	48.38%
2008	199	$8.00	to	$8.93	$1,748	8.39%	0.70%	to	1.40%	-23.67%	to	-23.08%
2007	248	$10.75	to	$11.61	$2,850	6.50%	0.75%	to	1.40%	1.42%	to	2.11%
2006	346	$10.55	to	$11.37	$3,918	6.45%	0.75%	to	1.50%	7.42%	to	8.08%
ING Pioneer Equity Income Portfolio - Institutional
Class
2010	392	$8.15	to	$10.33	$3,430	2.42%	0.35%	to	1.50%	17.60%	to	18.87%
2009	418	$6.93	to	$8.69	$3,102	-	0.35%	to	1.50%	10.88%	to	11.95%
2008	592	$6.25	to	$7.70	$3,765	2.84%	0.70%	to	1.50%	-31.09%	to	-30.69%
2007	686	$9.07	to	$9.19	$6,290	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Fund Portfolio - Institutional Class
2010	908	$10.23	to	$12.26	$10,904	1.16%	0.75%	to	2.25%	13.53%	to	15.29%
2009	1,085	$8.92	to	$10.66	$11,381	1.38%	0.75%	to	2.25%	21.75%	to	23.51%
2008	1,190	$7.26	to	$8.64	$10,140	3.23%	0.75%	to	2.25%	-36.00%	to	-34.98%
2007	1,663	$11.18	to	$13.33	$21,812	1.25%	0.75%	to	2.25%	2.97%	to	4.52%
2006	2,078	$10.78	to	$12.77	$26,316	-	0.75%	to	2.25%	14.47%	to	15.88%
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2010	259	$10.48	to	$10.90	$2,795	1.11%	0.70%	to	1.50%	16.44%	to	17.33%
2009	284	$9.00	to	$9.29	$2,620	1.39%	0.70%	to	1.50%	23.63%	to	24.53%
2008	328	$7.28	to	$7.46	$2,428	2.07%	0.70%	to	1.50%	-33.94%	to	-33.42%
2007	337	$11.02	to	$11.16	$3,758	0.11%	0.75%	to	1.50%	4.99%
2006	3		$10.63		$36	(a)		0.75%			(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2010	79	$10.21	to	$10.60	$831	0.89%	0.95%	to	1.75%	15.89%	to	16.74%
2009	82	$8.81	to	$9.08	$737	1.11%	0.95%	to	1.75%	23.04%	to	24.04%
2008	96	$7.14	to	$7.32	$700	1.54%	0.95%	to	1.90%	-34.38%	to	-33.76%
2007	113	$10.88	to	$11.05	$1,247	0.88%	0.95%	to	1.90%	3.61%	to	4.44%
2006	33	$10.52	to	$10.58	$344	(a)	0.95%	to	1.75%		(a)
ING Retirement Growth Portfolio - Adviser Class
2010	536	$10.31	to	$10.37	$5,538	0.36%	0.95%	to	1.40%	10.03%	to	10.55%
2009	600	$9.36	to	$9.38	$5,625	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Moderate Growth Portfolio -
Adviser Class
2010	611	$10.54	to	$10.60	$6,453	0.45%	0.95%	to	1.40%	9.45%	to	9.96%
2009	795	$9.62	to	$9.64	$7,664	(d)	0.95%	to	1.75%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Moderate Portfolio - Adviser Class
2010	672	$10.65	to	$10.71	$7,174	0.59%	0.95%	to	1.40%	8.01%	to	8.51%
2009	915	$9.85	to	$9.87	$9,028	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	828	$11.38	to	$13.93	$11,444	1.61%	0.70%	to	1.50%	12.37%	to	13.23%
2009	901	$10.05	to	$12.31	$11,020	1.94%	0.70%	to	1.50%	31.27%	to	32.41%
2008	861	$7.59	to	$9.30	$7,963	4.70%	0.70%	to	1.50%	-28.63%	to	-28.07%
2007	700	$12.68	to	$12.93	$9,010	1.88%	0.75%	to	1.50%	2.84%	to	3.61%
2006	466	$12.33	to	$12.48	$5,804	1.29%	0.75%	to	1.50%	13.27%	to	13.76%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2010	432	$9.77	to	$15.76	$5,791	1.50%	0.70%	to	1.75%	12.95%	to	14.11%
2009	509	$8.60	to	$13.92	$6,057	1.78%	0.70%	to	1.90%	22.51%	to	23.99%
2008	476	$7.02	to	$11.30	$4,389	4.20%	0.75%	to	1.90%	-36.93%	to	-36.15%
2007	486	$11.13	to	$17.84	$7,362	1.39%	0.75%	to	1.90%	1.09%	to	2.30%
2006	419	$11.01	to	$17.57	$6,350	1.24%	0.75%	to	1.90%	17.29%	to	18.16%
ING Templeton Global Growth Portfolio - Service
Class
2010	35	$9.25	to	$9.45	$327	1.23%	0.95%	to	1.40%	6.20%	to	6.78%
2009	56	$8.54	to	$8.85	$489	2.16%	0.95%	to	1.90%	29.79%	to	30.92%
2008	66	$6.58	to	$6.76	$438	1.06%	0.95%	to	1.90%	-40.88%	to	-40.23%
2007	113	$11.13	to	$11.31	$1,268	1.33%	0.95%	to	1.90%	0.45%	to	1.43%
2006	62	$11.08	to	$11.15	$692	(a)	0.95%	to	1.90%		(a)
ING U.S. Stock Index Portfolio - Service Class
2010	5		$11.67		$60	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	72	$10.70	to	$12.00	$857	0.23%	0.70%	to	1.50%	10.79%	to	11.69%
2009	81	$9.58	to	$10.75	$865	1.18%	0.70%	to	1.50%	22.12%	to	23.14%
2008	96	$7.78	to	$8.74	$835	3.84%	0.70%	to	1.50%	-33.23%	to	-32.72%
2007	92	$12.73	to	$12.99	$1,195	1.42%	0.75%	to	1.50%	1.03%	to	1.80%
2006	116	$12.60	to	$12.76	$1,476	1.35%	0.75%	to	1.50%	14.34%	to	15.16%
ING Wells Fargo HealthCare Portfolio - Service Class
2010	18	$9.78	to	$12.27	$214	-	0.70%	to	1.25%	5.58%	to	6.23%
2009	25	$11.29	to	$11.55	$283	-	0.75%	to	1.25%	18.59%	to	19.20%
2008	69	$9.52	to	$9.69	$666	0.16%	0.75%	to	1.25%	-29.53%	to	-29.22%
2007	41	$13.51	to	$13.69	$556	0.18%	0.75%	to	1.25%	7.22%	to	7.71%
2006	44	$12.60	to	$12.71	$562	-	0.75%	to	1.25%	12.40%	to	13.08%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Money Market Portfolio - Class I
2010	7,277	$9.97	to	$16.27	$97,671	0.02%	0.35%	to	1.90%	-1.68%	to	-0.10%
2009	10,475	$10.02	to	$16.35	$140,358	0.30%	0.35%	to	1.90%	-1.56%	to	0.10%
2008	15,397	$10.06	to	$16.42	$207,378	5.24%	0.70%	to	1.90%	0.65%	to	1.92%
2007	15,622	$10.59	to	$16.11	$204,844	4.10%	0.75%	to	1.90%	3.14%	to	4.34%
2006	18,036	$10.17	to	$15.44	$224,967	2.87%	0.75%	to	2.25%	2.49%	to	4.11%
ING Money Market Portfolio - Class S
2010	32		$9.91		$313	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2010	131	$13.00	to	$20.82	$2,244	1.13%	0.35%	to	1.25%	20.45%	to	21.61%
2009	91	$10.69	to	$17.22	$1,309	1.75%	0.35%	to	1.25%	34.10%	to	34.63%
2008	106	$10.76	to	$12.82	$1,200	0.69%	0.75%	to	1.50%	-27.69%	to	-27.11%
2007	89	$14.88	to	$17.62	$1,399	0.39%	0.75%	to	1.50%	-4.31%	to	-3.60%
2006	102	$15.55	to	$18.32	$1,650	0.01%	0.75%	to	1.50%	13.67%	to	14.58%
ING Baron Small Cap Growth Portfolio - Service
Class
2010	239	$9.99	to	$20.21	$3,700	-	0.70%	to	1.75%	24.25%	to	25.62%
2009	267	$8.00	to	$16.13	$3,335	-	0.70%	to	1.90%	32.67%	to	34.28%
2008	298	$6.03	to	$12.04	$2,765	-	0.70%	to	1.90%	-42.35%	to	-41.71%
2007	329	$10.46	to	$20.69	$5,233	-	0.75%	to	1.90%	4.08%	to	5.32%
2006	541	$10.05	to	$19.69	$7,061	-	0.75%	to	1.90%	13.49%	to	14.40%
ING Columbia Small Cap Value Portfolio - Service
Class
2010	70	$10.08	to	$10.39	$719	0.87%	0.75%	to	1.40%	23.53%	to	24.28%
2009	80	$8.05	to	$8.36	$663	1.26%	0.75%	to	1.75%	22.53%	to	23.85%
2008	114	$6.54	to	$6.75	$761	0.08%	0.75%	to	1.90%	-35.38%	to	-34.59%
2007	164	$10.12	to	$10.32	$1,676	0.08%	0.75%	to	1.90%	1.00%	to	2.18%
2006	327	$10.02	to	$10.10	$3,294	(a)	0.75%	to	1.90%		(a)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Davis New York Venture Portfolio - Service
Class
2010	245	$9.64	to	$14.34	$2,620	0.39%	0.70%	to	1.50%	10.40%	to	11.28%
2009	260	$8.63	to	$12.92	$2,481	0.65%	0.70%	to	1.75%	29.39%	to	30.76%
2008	285	$6.65	to	$9.91	$2,118	0.76%	0.70%	to	1.90%	-40.36%	to	-39.73%
2007	274	$11.15	to	$13.92	$3,386	0.26%	0.75%	to	1.90%	2.20%	to	3.42%
2006	173	$10.91	to	$15.96	$2,083	-	0.75%	to	1.90%	12.11%	to	13.01%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2010	106	$11.47	to	$20.12	$1,745	0.68%	0.35%	to	1.50%	21.11%	to	22.49%
2009	138	$9.40	to	$16.52	$1,764	1.21%	0.35%	to	1.50%	23.86%	to	24.83%
2008	129	$7.53	to	$13.27	$1,530	1.91%	0.70%	to	1.50%	-34.07%	to	-33.54%
2007	165	$17.23	to	$20.01	$2,982	0.52%	0.75%	to	1.50%	0.82%	to	1.58%
2006	156	$17.09	to	$19.74	$2,766	-	0.75%	to	1.50%	14.78%	to	15.69%
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
2010	1,600	$5.57	to	$17.24	$20,533	-	0.35%	to	1.90%	21.88%	to	24.04%
2009	1,808	$4.57	to	$13.96	$18,675	-	0.35%	to	1.90%	29.83%	to	31.40%
2008	2,073	$3.52	to	$10.63	$16,298	-	0.70%	to	1.90%	-40.34%	to	-39.64%
2007	2,545	$5.90	to	$17.61	$32,332	-	0.75%	to	1.90%	-3.44%	to	-2.34%
2006	3,252	$6.11	to	$18.04	$42,509	-	0.75%	to	1.90%	8.14%	to	9.47%
ING Oppenheimer Global Portfolio - Initial Class
2010	6,770	$11.18	to	$13.96	$92,120	1.58%	0.35%	to	1.90%	13.88%	to	15.66%
2009	7,725	$9.70	to	$12.14	$91,664	2.37%	0.35%	to	1.90%	36.95%	to	38.57%
2008	8,892	$7.00	to	$8.78	$76,622	2.27%	0.70%	to	1.90%	-41.47%	to	-40.72%
2007	10,904	$12.18	to	$14.86	$159,447	1.08%	0.75%	to	1.90%	4.48%	to	5.77%
2006	13,690	$13.51	to	$14.07	$190,280	0.07%	0.75%	to	1.90%	15.80%	to	17.09%
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
2010	3,344	$11.57	to	$13.70	$44,608	3.12%	0.35%	to	2.25%	13.30%	to	15.50%
2009	3,753	$10.05	to	$11.92	$43,730	3.79%	0.35%	to	2.25%	18.91%	to	20.74%
2008	4,539	$8.33	to	$9.88	$44,027	5.46%	0.70%	to	2.25%	-17.39%	to	-16.18%
2007	5,739	$11.33	to	$11.79	$66,638	4.56%	0.75%	to	2.25%	6.29%	to	7.95%
2006	6,500	$10.54	to	$10.93	$70,286	0.38%	0.75%	to	2.25%	6.07%	to	7.66%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
2010	9		$13.09		$115	2.69%		1.25%		14.12%
2009	9		$11.47		$108	6.45%		1.25%		19.85%
2008	2		$9.57		$16	5.56%		1.25%		-16.85%
2007	2		$11.51		$20	9.52%		1.25%		7.27%
2006	-		$10.73		$1	(a)		1.25%			(a)
ING PIMCO Total Return Portfolio - Service Class
2010	997	$11.90	to	$15.44	$15,202	3.38%	0.70%	to	1.50%	5.93%	to	6.82%
2009	1,003	$11.14	to	$14.46	$14,338	3.27%	0.70%	to	1.50%	10.98%	to	11.85%
2008	776	$9.96	to	$12.94	$9,940	4.66%	0.70%	to	1.50%	-1.68%	to	-0.92%
2007	620	$12.51	to	$13.06	$8,027	3.35%	0.75%	to	1.50%	7.75%	to	8.56%
2006	563	$11.61	to	$12.03	$6,721	1.62%	0.75%	to	1.50%	2.47%	to	3.26%
ING Pioneer High Yield Portfolio - Initial Class
2010	1,392	$13.82	to	$15.34	$19,661	6.04%	0.70%	to	1.90%	16.72%	to	18.09%
2009	1,614	$11.84	to	$12.99	$19,385	7.84%	0.75%	to	1.90%	63.99%	to	65.90%
2008	1,746	$7.22	to	$7.83	$12,668	7.56%	0.75%	to	1.90%	-30.23%	to	-29.96%
2007	32	$11.08	to	$11.18	$355	23.40%	0.75%	to	1.25%	4.73%	to	5.37%
2006	2	$10.58	to	$10.61	$21	(a)	0.75%	to	1.25%		(a)
ING Solution 2015 Portfolio - Service Class
2010	316	$10.63	to	$11.90	$3,709	2.28%	0.70%	to	1.50%	9.61%	to	10.50%
2009	311	$9.62	to	$10.78	$3,305	3.95%	0.70%	to	1.50%	20.49%	to	21.46%
2008	280	$7.92	to	$8.88	$2,423	2.37%	0.70%	to	1.50%	-27.94%	to	-27.39%
2007	119	$11.99	to	$12.23	$1,452	0.58%	0.75%	to	1.50%	3.01%	to	3.82%
2006	82	$11.64	to	$11.78	$959	0.27%	0.75%	to	1.50%	9.36%	to	9.89%
ING Solution 2025 Portfolio - Service Class
2010	215	$10.48	to	$11.75	$2,404	1.54%	0.35%	to	1.50%	12.04%	to	13.37%
2009	204	$9.28	to	$10.41	$2,009	3.22%	0.35%	to	1.50%	24.18%	to	24.90%
2008	186	$7.43	to	$8.34	$1,467	1.08%	0.70%	to	1.25%	-34.64%	to	-34.33%
2007	191	$12.53	to	$12.70	$2,417	0.43%	0.75%	to	1.25%	3.30%	to	3.84%
2006	70	$12.13	to	$12.23	$853	0.23%	0.75%	to	1.25%	11.18%	to	11.79%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2010	296	$10.44	to	$11.90	$3,271	1.18%	0.35%	to	1.25%	13.10%	to	14.16%
2009	239	$9.18	to	$10.47	$2,339	2.94%	0.35%	to	1.25%	26.77%	to	27.50%
2008	157	$7.20	to	$8.22	$1,196	1.34%	0.70%	to	1.25%	-37.78%	to	-37.49%
2007	125	$12.97	to	$13.15	$1,630	0.58%	0.75%	to	1.25%	4.01%	to	4.53%
2006	36	$12.47	to	$12.58	$453	0.11%	0.75%	to	1.25%	12.65%
ING Solution 2045 Portfolio - Service Class
2010	87	$10.25	to	$11.92	$940	1.12%	0.35%	to	1.50%	13.39%	to	14.73%
2009	122	$8.96	to	$10.44	$1,200	2.34%	0.35%	to	1.50%	28.18%	to	28.92%
2008	99	$6.95	to	$8.10	$764	1.03%	0.70%	to	1.25%	-40.58%	to	-40.27%
2007	102	$13.38	to	$13.56	$1,381	0.36%	0.75%	to	1.25%	4.45%	to	4.95%
2006	21	$12.81	to	$12.92	$272	0.05%	0.75%	to	1.25%	13.66%
ING Solution Income Portfolio - Service Class
2010	74	$10.98	to	$12.04	$879	2.76%	0.70%	to	1.25%	8.33%	to	8.82%
2009	131	$10.09	to	$11.07	$1,436	5.89%	0.70%	to	1.25%	16.28%	to	16.38%
2008	144	$8.67	to	$9.52	$1,349	1.53%	0.70%	to	0.75%	-17.29%
2007	110	$11.35	to	$11.51	$1,264	1.20%	0.75%	to	1.25%	3.94%	to	4.45%
2006	37	$10.92	to	$11.02	$408	0.18%	0.75%	to	1.25%	6.02%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2010	3,375	$11.70	to	$14.79	$48,429	0.28%	0.35%	to	1.90%	26.01%	to	28.03%
2009	3,724	$9.16	to	$11.62	$42,125	0.42%	0.35%	to	1.90%	43.73%	to	45.43%
2008	4,178	$6.30	to	$8.01	$32,650	0.46%	0.70%	to	1.90%	-44.27%	to	-43.58%
2007	4,927	$12.59	to	$14.23	$68,707	0.19%	0.75%	to	1.90%	11.23%	to	12.51%
2006	6,287	$11.90	to	$12.67	$78,292	-	0.75%	to	1.90%	7.04%	to	8.35%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2010	1,303	$10.93	to	$30.17	$32,431	0.03%	0.35%	to	1.50%	15.12%	to	16.42%
2009	1,461	$9.42	to	$26.18	$31,789	0.16%	0.35%	to	1.50%	40.87%	to	41.88%
2008	1,613	$6.64	to	$18.58	$25,211	1.34%	0.70%	to	1.50%	-43.09%	to	-42.62%
2007	1,963	$12.35	to	$32.60	$53,823	0.49%	0.75%	to	1.50%	8.25%	to	9.05%
2006	2,343	$12.35	to	$30.09	$60,240	0.23%	0.75%	to	1.50%	11.65%	to	12.44%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Initial
Class
2010	2,227	$8.61	to	$9.95	$19,635	2.22%	0.35%	to	1.90%	6.69%	to	8.51%
2009	2,572	$8.07	to	$9.17	$21,070	-	0.35%	to	1.90%	29.74%	to	31.31%
2008	2,911	$6.22	to	$6.93	$18,241	(c)	0.70%	to	1.90%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Thornburg Value Portfolio - Initial Class
2010	1,092	$6.92	to	$32.62	$17,212	1.50%	0.70%	to	1.75%	9.49%	to	10.66%
2009	1,201	$6.24	to	$29.51	$17,350	1.13%	0.70%	to	1.90%	42.02%	to	43.73%
2008	1,334	$4.39	to	$20.54	$13,421	0.52%	0.70%	to	1.90%	-40.92%	to	-40.20%
2007	1,750	$7.43	to	$34.35	$27,434	0.48%	0.75%	to	1.90%	5.24%	to	6.45%
2006	2,035	$7.06	to	$32.27	$28,919	0.47%	0.75%	to	1.90%	14.61%	to	15.95%
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2010	1,174	$7.10	to	$16.53	$15,770	0.88%	0.70%	to	1.75%	11.46%	to	12.69%
2009	1,402	$6.28	to	$14.68	$16,616	1.39%	0.70%	to	1.90%	29.22%	to	30.74%
2008	1,676	$4.86	to	$11.23	$15,297	2.38%	0.70%	to	1.90%	-40.95%	to	-40.20%
2007	2,083	$8.23	to	$18.78	$30,926	0.72%	0.75%	to	1.90%	-0.72%	to	0.43%
2006	2,519	$8.29	to	$18.70	$36,982	0.79%	0.75%	to	1.90%	12.33%	to	13.68%
ING Van Kampen Comstock Portfolio - Service Class
2010	72	$10.81	to	$14.90	$937	1.33%	0.70%	to	1.50%	13.41%	to	14.39%
2009	90	$9.45	to	$13.06	$1,025	1.84%	0.70%	to	1.50%	26.58%	to	27.53%
2008	153	$7.41	to	$10.26	$1,370	3.71%	0.70%	to	1.50%	-37.39%	to	-36.94%
2007	180	$13.64	to	$16.31	$2,568	1.24%	0.75%	to	1.50%	-3.74%	to	-3.00%
2006	221	$14.17	to	$16.85	$3,248	0.66%	0.75%	to	1.50%	14.09%	to	14.99%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2010	4,907	$11.40	to	$12.82	$61,835	1.73%	0.35%	to	1.75%	10.37%	to	11.94%
2009	5,882	$10.22	to	$11.52	$66,795	1.79%	0.35%	to	1.90%	20.33%	to	21.86%
2008	7,182	$8.39	to	$9.48	$67,293	4.97%	0.70%	to	1.90%	-24.82%	to	-23.94%
2007	9,133	$12.07	to	$12.49	$112,954	2.44%	0.75%	to	1.90%	1.59%	to	2.83%
2006	11,772	$11.84	to	$12.18	$142,375	1.91%	0.75%	to	1.90%	10.52%	to	11.84%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Conservative Portfolio -
Class I
2010	505	$10.71	to	$19.98	$8,905	4.40%	0.70%	to	1.50%	9.40%	to	10.30%
2009	544	$9.71	to	$18.12	$8,694	7.99%	0.70%	to	1.50%	16.09%	to	16.99%
2008	600	$8.30	to	$15.49	$8,278	4.46%	0.70%	to	1.50%	-24.71%	to	-24.14%
2007	712	$17.01	to	$20.42	$13,112	3.40%	0.75%	to	1.50%	4.23%	to	4.99%
2006	802	$16.28	to	$19.45	$14,115	2.69%	0.75%	to	1.50%	6.77%	to	7.58%
ING Strategic Allocation Growth Portfolio - Class I
2010	506	$9.28	to	$20.28	$8,728	3.63%	0.35%	to	2.25%	10.61%	to	12.73%
2009	574	$8.39	to	$18.07	$8,694	9.92%	0.35%	to	2.25%	22.48%	to	24.86%
2008	711	$6.85	to	$14.54	$8,438	2.39%	0.70%	to	2.25%	-37.50%	to	-36.53%
2007	716	$10.96	to	$22.91	$14,104	1.78%	0.75%	to	2.25%	2.62%	to	4.28%
2006	800	$10.68	to	$21.97	$15,119	1.35%	0.75%	to	2.25%	10.67%	to	12.32%
ING Strategic Allocation Moderate Portfolio - Class I
2010	645	$9.94	to	$19.99	$10,595	4.10%	0.35%	to	2.25%	9.47%	to	11.68%
2009	673	$9.08	to	$17.98	$10,045	8.73%	0.35%	to	2.25%	19.16%	to	21.48%
2008	770	$7.62	to	$14.87	$9,608	3.23%	0.70%	to	2.25%	-32.02%	to	-31.00%
2007	893	$11.21	to	$21.55	$16,300	2.24%	0.75%	to	2.25%	3.13%	to	4.71%
2006	1,165	$10.87	to	$20.58	$20,258	1.93%	0.75%	to	2.25%	8.70%	to	10.35%
ING Growth and Income Portfolio - Class I
2010	10,173	$7.34	to	$292.82	$225,273	1.04%	0.35%	to	2.25%	11.72%	to	13.76%
2009	11,088	$6.57	to	$258.97	$215,519	1.43%	0.35%	to	2.25%	27.33%	to	29.89%
2008	11,849	$5.16	to	$200.72	$186,679	1.48%	0.70%	to	2.25%	-39.08%	to	-38.10%
2007	12,365	$8.47	to	$324.86	$339,189	1.33%	0.75%	to	2.25%	5.09%	to	6.62%
2006	14,714	$8.06	to	$305.35	$372,591	1.14%	0.75%	to	2.25%	11.63%	to	13.32%
ING GET U.S. Core Portfolio - Series 5
2010	129	$10.46	to	$10.78	$1,377	1.75%	1.45%	to	1.90%	0.10%	to	0.56%
2009	139	$10.25	to	$10.72	$1,481	3.54%	1.45%	to	2.25%	-0.58%	to	0.19%
2008	159	$10.31	to	$10.70	$1,685	1.67%	1.45%	to	2.25%	-9.48%	to	-8.70%
2007	206	$11.32	to	$11.72	$2,393	1.73%	1.45%	to	2.40%	-0.35%	to	0.69%
2006	284	$11.36	to	$11.64	$3,282	1.93%	1.45%	to	2.40%	8.60%	to	9.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2010	1,468	$10.24	to	$10.54	$15,203	2.11%	1.45%	to	1.90%	0.10%	to	0.57%
2009	1,792	$10.04	to	$10.48	$18,495	2.06%	1.45%	to	2.25%	-0.59%	to	0.19%
2008	2,171	$10.10	to	$10.46	$22,445	1.88%	1.45%	to	2.25%	-8.27%	to	-7.52%
2007	2,779	$10.96	to	$11.31	$31,137	2.38%	1.45%	to	2.40%	0.83%	to	1.80%
2006	3,851	$10.87	to	$11.11	$42,523	2.61%	1.45%	to	2.40%	7.84%	to	8.81%
ING GET U.S. Core Portfolio - Series 7
2010	853	$10.22	to	$10.51	$8,795	2.15%	1.45%	to	1.90%	0.59%	to	1.06%
2009	1,035	$9.98	to	$10.40	$10,586	2.28%	1.45%	to	2.25%	-1.29%	to	-0.48%
2008	1,220	$10.11	to	$10.45	$12,593	2.00%	1.45%	to	2.25%	-7.16%	to	-6.36%
2007	1,751	$10.84	to	$11.16	$19,355	2.47%	1.45%	to	2.40%	0.84%	to	1.73%
2006	2,664	$10.75	to	$10.97	$29,018	2.50%	1.45%	to	2.40%	7.61%	to	8.72%
ING GET U.S. Core Portfolio - Series 8
2010	730	$10.26	to	$10.53	$7,580	2.23%	1.45%	to	1.90%	0.39%	to	0.96%
2009	842	$10.18	to	$10.43	$8,683	2.16%	1.45%	to	1.95%	-0.10%	to	0.38%
2008	1,061	$10.02	to	$10.39	$10,922	1.90%	1.45%	to	2.40%	-8.74%	to	-7.81%
2007	1,361	$10.98	to	$11.27	$15,240	1.97%	1.45%	to	2.40%	1.10%	to	2.08%
2006	2,552	$10.86	to	$11.04	$28,056	1.80%	1.45%	to	2.40%	8.06%	to	9.09%
ING GET U.S. Core Portfolio - Series 9
2010	588	$10.15	to	$10.61	$6,162	2.09%	1.45%	to	2.25%	1.40%	to	2.22%
2009	686	$10.01	to	$10.38	$7,044	2.23%	1.45%	to	2.25%	-0.69%	to	0.10%
2008	791	$10.08	to	$10.37	$8,130	2.08%	1.45%	to	2.25%	-7.35%	to	-6.58%
2007	1,076	$10.88	to	$11.10	$11,868	2.53%	1.45%	to	2.25%	1.59%	to	2.49%
2006	1,856	$10.71	to	$10.83	$20,035	1.29%	1.45%	to	2.25%	7.64%	to	8.52%
ING GET U.S. Core Portfolio - Series 10
2010	420	$10.22	to	$10.46	$4,340	2.63%	1.45%	to	1.90%	2.10%	to	2.55%
2009	473	$9.98	to	$10.20	$4,779	2.65%	1.45%	to	1.95%	-2.82%	to	-2.30%
2008	630	$10.17	to	$10.44	$6,522	2.65%	1.45%	to	2.25%	-6.01%	to	-5.26%
2007	909	$10.82	to	$11.02	$9,950	2.31%	1.45%	to	2.25%	1.22%	to	2.04%
2006	1,672	$10.69	to	$10.80	$18,001	0.75%	1.45%	to	2.25%	7.33%	to	8.22%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2010	466	$10.29	to	$10.72	$4,945	2.57%	1.45%	to	2.25%	2.49%	to	3.28%
2009	586	$10.04	to	$10.38	$6,024	3.90%	1.45%	to	2.25%	-3.00%	to	-2.17%
2008	772	$10.30	to	$10.61	$8,130	2.27%	1.45%	to	2.40%	-1.90%	to	-0.93%
2007	1,072	$10.50	to	$10.71	$11,430	3.86%	1.45%	to	2.40%	-0.38%	to	0.56%
2006	1,783	$10.54	to	$10.65	$18,897	0.11%	1.45%	to	2.40%	5.29%	to	6.29%
ING GET U.S. Core Portfolio - Series 12
2010	1,201	$10.28	to	$10.77	$12,788	2.80%	1.45%	to	2.40%	3.21%	to	4.26%
2009	1,522	$9.96	to	$10.33	$15,586	3.10%	1.45%	to	2.40%	-2.92%	to	-2.09%
2008	1,946	$10.26	to	$10.55	$20,401	1.62%	1.45%	to	2.40%	-8.47%	to	-7.54%
2007	3,718	$11.21	to	$11.41	$42,061	1.30%	1.45%	to	2.40%	0.54%	to	1.51%
2006	4,373	$11.15	to	$11.24	$48,943	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 13
2010	1,200	$10.45	to	$10.69	$12,706	2.55%	1.45%	to	1.95%	4.60%	to	5.01%
2009	1,430	$9.89	to	$10.18	$14,452	3.52%	1.45%	to	2.25%	-4.26%	to	-3.42%
2008	1,853	$10.33	to	$10.54	$19,436	2.20%	1.45%	to	2.25%	0.10%	to	0.86%
2007	3,214	$10.30	to	$10.45	$33,324	0.61%	1.45%	to	2.40%	2.39%	to	3.36%
2006	4,416	$10.06	to	$10.11	$44,505	(a)	1.45%	to	2.40%		(a)
ING GET U.S. Core Portfolio - Series 14
2010	908	$10.33	to	$10.75	$9,684	3.89%	1.45%	to	2.40%	4.24%	to	5.39%
2009	1,241	$9.91	to	$10.20	$12,578	3.96%	1.45%	to	2.40%	-3.22%	to	-2.30%
2008	2,041	$10.24	to	$10.44	$21,091	1.89%	1.45%	to	2.40%	0.59%	to	1.56%
2007	2,501	$10.18	to	$10.28	$25,572	-	1.45%	to	2.40%	2.50%	to	2.80%
2006	9		$10.00		$85	(a)	0.95%	to	1.25%		(a)
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2010	1,300	$5.06	to	$17.57	$6,924	-	0.70%	to	1.75%	16.52%	to	17.75%
2009	1,248	$4.33	to	$14.96	$5,656	-	0.70%	to	1.90%	49.83%	to	51.79%
2008	1,247	$2.88	to	$9.89	$3,743	-	0.70%	to	1.90%	-40.97%	to	-40.27%
2007	1,830	$4.86	to	$16.58	$9,192	-	0.75%	to	1.90%	16.82%	to	18.20%
2006	1,911	$4.14	to	$14.07	$8,139	-	0.75%	to	1.90%	5.24%	to	6.60%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000 s)	RatioA	(lowest to highest)			(lowest to highest)
ING Euro STOXX 50 Index Portfolio - Institutional
Class
2010	4		$9.42		$34	(e)		0.75%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
ING Index Plus LargeCap Portfolio - Class I
2010	5,572	$7.84	to	$20.66	$77,272	1.95%	0.35%	to	2.25%	11.35%	to	13.57%
2009	7,031	$7.02	to	$18.26	$84,361	3.02%	0.35%	to	2.25%	20.43%	to	22.96%
2008	8,508	$5.80	to	$14.93	$79,909	2.29%	0.70%	to	2.25%	-38.56%	to	-37.69%
2007	10,284	$9.42	to	$23.96	$155,324	1.17%	0.75%	to	2.25%	2.70%	to	4.22%
2006	9,664	$9.15	to	$22.99	$152,360	1.09%	0.75%	to	2.25%	11.99%	to	13.70%
ING Index Plus MidCap Portfolio - Class I
2010	433	$10.85	to	$24.80	$9,868	1.09%	0.35%	to	1.50%	20.12%	to	21.48%
2009	494	$8.96	to	$20.51	$9,299	1.60%	0.35%	to	1.50%	29.77%	to	31.44%
2008	527	$6.85	to	$15.69	$7,814	1.43%	0.70%	to	1.50%	-38.51%	to	-38.02%
2007	606	$11.44	to	$25.34	$14,668	0.80%	0.75%	to	1.50%	3.90%	to	4.68%
2006	724	$10.94	to	$24.21	$16,714	0.62%	0.75%	to	1.50%	7.81%	to	8.63%
ING Index Plus SmallCap Portfolio - Class I
2010	248	$11.02	to	$18.23	$4,105	0.72%	0.35%	to	1.50%	21.06%	to	22.42%
2009	293	$9.03	to	$14.96	$3,939	1.73%	0.35%	to	1.50%	22.91%	to	24.49%
2008	313	$7.28	to	$12.08	$3,465	0.94%	0.70%	to	1.50%	-34.53%	to	-34.09%
2007	375	$15.87	to	$18.33	$6,359	0.46%	0.75%	to	1.50%	-7.63%	to	-6.92%
2006	480	$11.11	to	$19.70	$8,727	0.41%	0.75%	to	1.50%	12.07%	to	13.00%
ING International Index Portfolio - Class I
2010	784	$7.91	to	$14.96	$10,272	3.55%	0.70%	to	1.75%	5.96%	to	7.06%
2009	989	$7.44	to	$14.01	$11,857	-	0.70%	to	1.90%	25.89%	to	26.77%
2008	36	$5.91	to	$5.94	$211	(c)	0.75%	to	1.50%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class S
2010	4		$13.52		$53	2.11%		1.25%			6.29%
2009	3		$12.72		$42	(d)		1.25%			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2010	2,128	$11.71	to	$14.18	$27,852	0.66%	0.70%	to	1.90%	10.67%	to 11.92%
2009	2,458	$11.71	to	$12.73	$28,908	(d)	0.75%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Index Portfolio - Class I
2010	1,418	$8.91	to	$14.37	$19,011	3.38%	0.70%	to	2.25%	9.70%	to 11.43%
2009	1,651	$8.06	to	$12.93	$20,115	-	0.70%	to	2.25%	22.17%	to 22.71%
2008	96	$6.63	to	$6.65	$641	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2010	635	$11.05	to	$13.86	$8,621	1.52%	0.75%	to	1.75%	9.45%	to 10.35%
2009	812	$12.47	to	$12.56	$10,184	(d)	0.95%	to	1.90%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2010	113	$13.71	to	$13.74	$1,547	1.41%	1.25%	to	1.40%	9.59%	to 9.74%
2009	125	$12.51	to	$12.52	$1,568	(d)	1.25%	to	1.40%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2010	23	$15.87	to	$16.06	$367	-	0.75%	to	1.50%	23.98%	to	24.88%
2009	8	$12.80	to	$12.86	$101	(d)	0.75%	to	1.50%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Index Portfolio - Class I
2010	23	$10.12	to	$12.80	$260	0.48%	0.75%	to	1.25%	23.72%	to	24.36%
2009	19	$8.18	to	$8.25	$159	-	0.75%	to	1.25%	39.12%
2008	5		$5.93		$29	(c)		0.75%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Small Cap Index Portfolio - Class I
2010	33	$10.77	to	$12.74	$373	-	0.75%	to	1.50%	24.86%	to	25.46%
2009	14	$8.69	to	$8.76	$123	-	0.75%	to	1.25%	25.68%
2008	5		$6.97		$35	(c)		0.75%			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Small Company Portfolio - Class I
2010	1,304	$11.38	to	$32.87	$33,287	0.53%	0.35%	to	1.90%	21.98%	to	24.03%
2009	1,495	$9.21	to	$26.63	$30,900	0.62%	0.35%	to	1.90%	25.16%	to	27.30%
2008	1,717	$7.27	to	$21.03	$27,869	1.10%	0.70%	to	1.90%	-32.37%	to	-31.57%
2007	2,343	$13.38	to	$30.74	$53,080	0.20%	0.75%	to	1.90%	3.91%	to	5.13%
2006	3,127	$13.29	to	$29.24	$68,006	0.41%	0.75%	to	1.90%	14.57%	to	15.93%
ING U.S. Bond Index Portfolio - Class I
2010	118	$10.54	to	$11.53	$1,305	2.83%	0.70%	to	1.50%	4.79%	to	5.39%
2009	63	$10.65	to	$10.94	$675	3.37%	0.70%	to	1.25%	4.51%	to	5.09%
2008	9	$10.19	to	$10.22	$96	(c)	0.75%	to	1.25%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class I
2010	139	$8.56	to	$14.97	$1,872	1.81%	0.70%	to	1.50%	0.94%	to	1.78%
2009	248	$8.41	to	$14.75	$3,320	1.39%	0.70%	to	1.50%	25.32%	to	26.28%
2008	338	$6.66	to	$11.71	$3,607	2.63%	0.70%	to	1.50%	-43.61%	to	-43.17%
2007	345	$18.07	to	$20.65	$6,503	1.89%	0.75%	to	1.50%	11.75%	to	12.58%
2006	401	$16.17	to	$18.38	$6,725	2.18%	0.75%	to	1.50%	27.52%	to	28.53%
ING MidCap Opportunities Portfolio - Class I
2010	116	$12.62	to	$22.49	$1,993	0.72%	0.70%	to	1.25%	28.71%	to	29.44%
2009	40	$9.75	to	$13.30	$523	0.20%	0.70%	to	1.25%	39.80%	to	40.49%
2008	54	$6.94	to	$9.47	$498	-	0.70%	to	1.25%	-38.42%	to	-38.10%
2007	56	$14.81	to	$15.30	$860	-	0.75%	to	1.25%	24.14%	to	24.80%
2006	34	$11.93	to	$12.26	$411	-	0.75%	to	1.25%	6.42%	to	7.00%
ING MidCap Opportunities Portfolio - Class S
2010	238	$14.14	to	$14.85	$3,477	0.46%	0.95%	to	1.45%	28.08%	to	28.79%
2009	264	$10.61	to	$11.53	$2,989	0.11%	0.95%	to	1.90%	38.33%	to	39.59%
2008	336	$7.67	to	$8.26	$2,720	-	0.95%	to	1.90%	-38.88%	to	-38.27%
2007	533	$12.55	to	$13.38	$6,959	-	0.95%	to	1.90%	23.04%	to	24.23%
2006	742	$10.20	to	$10.77	$7,822	-	0.95%	to	1.90%	5.59%	to	6.63%
ING SmallCap Opportunities Portfolio - Class I
2010	77	$10.57	to	$18.54	$852	-	0.70%	to	1.25%	30.66%	to	31.40%
2009	38	$8.09	to	$14.14	$320	-	0.70%	to	1.25%	29.44%	to	30.13%
2008	67	$6.25	to	$10.89	$522	-	0.70%	to	1.25%	-35.30%	to	-34.97%
2007	41	$9.66	to	$16.79	$410	-	0.75%	to	1.25%	8.66%	to	9.31%
2006	26	$8.89	to	$15.40	$241	-	0.75%	to	1.25%	11.12%	to	11.61%
ING SmallCap Opportunities Portfolio - Class S
2010	249	$9.63	to	$10.12	$2,465	-	0.95%	to	1.45%	30.11%	to	30.75%
2009	264	$7.21	to	$7.74	$2,004	-	0.95%	to	1.75%	28.52%	to	29.43%
2008	320	$5.55	to	$5.98	$1,876	-	0.95%	to	1.90%	-35.84%	to	-35.14%
2007	465	$8.65	to	$9.22	$4,184	-	0.95%	to	1.90%	7.72%	to	8.73%
2006	629	$8.03	to	$8.48	$5,223	-	0.95%	to	1.90%	10.30%	to	11.29%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. Capital Appreciation Fund - Series I
Shares
2010	69	$8.66	to	$11.09	$649	0.77%	0.70%	to	1.50%	13.80%	to	14.67%
2009	79	$7.61	to	$9.73	$648	0.68%	0.35%	to	1.50%	19.28%	to	20.72%
2008	76	$6.38	to	$8.13	$523	-	0.70%	to	1.50%	-43.39%	to	-42.94%
2007	77	$11.27	to	$14.32	$929	-	0.75%	to	1.50%	10.38%	to	11.18%
2006	99	$10.21	to	$12.95	$1,077	0.08%	0.75%	to	1.50%	4.94%	to	5.56%
Invesco V.I. Core Equity Fund - Series I Shares
2010	144	$9.76	to	$15.78	$1,555	0.97%	0.35%	to	1.50%	7.85%	to	9.23%
2009	155	$9.05	to	$14.54	$1,552	1.97%	0.35%	to	1.50%	26.40%	to	28.02%
2008	135	$7.16	to	$11.44	$1,084	2.41%	0.70%	to	1.50%	-31.15%	to	-30.63%
2007	132	$10.40	to	$16.53	$1,492	1.16%	0.75%	to	1.50%	6.45%	to	7.25%
2006	154	$9.77	to	$13.27	$1,623	0.72%	0.75%	to	1.50%	15.08%	to	15.90%
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2010	-		$38.24		$14	-		0.75%		7.60%
2009	-		$35.54		$13	6.90%		0.75%		24.92%
2008	1		$28.45		$16	-		0.75%		-16.45%
2007	1		$34.05		$23	4.55%		0.75%		9.70%
2006	1		$31.04		$21	2.16%		0.75%		9.88%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2010	-	$29.69	to	$33.10	$2	-	0.75%	to	1.50%	23.97%	to	24.91%
2009	-	$23.95	to	$26.50	$2	-	0.75%	to	1.50%	42.64%	to	43.79%
2008	-	$16.79	to	$18.43	$1	-	0.75%	to	1.50%	-44.55%	to	-44.15%
2007	-	$30.28	to	$33.00	$8	-	0.75%	to	1.50%	20.21%	to	21.10%
2006	-	$25.19	to	$27.25	$7	-	0.75%	to	1.50%	11.96%	to	12.79%
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2010	-		$30.14		$3	-		0.75%		7.18%
2009	-		$28.12		$3	-		0.75%		12.35%
2008	-		$25.03		$3	-		0.75%		5.26%
2007	1		$23.78		$12	8.33%		0.75%		6.21%
2006	1		$22.39		$12	4.88%		0.75%		3.47%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional
Shares
2010	-		$20.25		$2	-		1.50%		12.81%
2009	-		$17.95		$2	-		1.50%		34.36%
2008	-	$13.36	to	$14.67	$5	-	0.75%	to	1.50%	-40.62%	to	-40.20%
2007	-	$22.50	to	$24.53	$9	-	0.75%	to	1.50%	13.35%		to 14.25%
2006	-	$19.85	to	$21.47	$8	0.49%	0.75%	to	1.50%	9.73%		to 10.56%
Janus Aspen Series Worldwide Portfolio -
Institutional Shares
2010	-		$24.92		$1	-		0.75%		15.00%
2009	-		$21.67		$1	-		0.75%		36.63%
2008	-		$15.86		$2	-		0.75%		-45.06%
2007	-		$28.87		$8	-		0.75%		8.82%
2006	-		$26.53		$7	1.72%		0.75%		17.29%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2010	185	$11.30	to	$16.65	$2,550	0.39%	0.35%	to	1.50%	23.52%		to 25.05%
2009	189	$9.07	to	$13.40	$2,101	0.44%	0.35%	to	1.50%	24.74%		to 26.24%
2008	222	$7.21	to	$10.69	$2,000	1.17%	0.70%	to	1.50%	-40.23%	to	-39.78%
2007	274	$14.54	to	$17.79	$4,141	0.43%	0.75%	to	1.50%	-0.95%	to	-0.20%
2006	306	$11.47	to	$17.86	$4,642	0.42%	0.75%	to	1.50%	10.54%		to 11.36%
Oppenheimer Global Securities/VA
2010	3		$24.77		$63	1.60%		0.75%		15.10%
2009	3		$21.52		$62	1.83%		0.75%		38.75%
2008	3		$15.51		$47	1.53%		0.75%		-40.64%
2007	3		$26.13		$84	1.20%		0.75%		5.53%
2006	3		$24.76		$83	0.98%		0.75%		16.79%
Oppenheimer Main Street Fund®/VA
2010	27	$9.81	to	$11.64	$286	1.05%	0.80%	to	1.25%	14.74%		to 15.13%
2009	31	$8.55	to	$10.11	$288	1.84%	0.80%	to	1.25%	26.67%		to 27.33%
2008	35	$6.75	to	$7.94	$255	1.74%	0.80%	to	1.25%	-39.24%	to	-38.97%
2007	36	$11.11	to	$13.01	$434	0.98%	0.80%	to	1.25%	3.06%
2006	32	$10.78	to	$12.56	$381	2.21%	0.80%	to	1.25%	13.59%		to 14.08%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2010	65	$11.45	to	$13.55	$871	0.55%	0.70%	to	1.50%	21.54%	to	22.59%
2009	53	$9.34	to	$11.06	$586	0.83%	0.70%	to	1.50%	35.19%	to	36.21%
2008	47	$6.86	to	$8.12	$382	0.60%	0.70%	to	1.50%	-38.76%	to	-38.34%
2007	47	$12.90	to	$13.17	$617	0.30%	0.75%	to	1.50%	-2.71%	to	-1.94%
2006	54	$13.26	to	$13.43	$723	0.10%	0.75%	to	1.50%	13.65%	to	14.20%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2010	5	$9.06	to	$11.44	$55	-	0.80%	to	1.25%	25.83%	to	26.41%
2009	26	$7.20	to	$9.05	$195	-	0.80%	to	1.25%	30.91%	to	31.54%
2008	5	$5.50	to	$6.88	$37	-	0.80%	to	1.25%	-49.68%	to	-49.49%
2007	15	$10.93	to	$13.62	$180	-	0.80%	to	1.25%	5.00%
2006	6	$10.41	to	$12.91	$74	-	0.80%	to	1.25%	1.66%	to	2.14%
PIMCO Real Return Portfolio - Administrative Class
2010	508	$11.32	to	$14.00	$7,054	1.41%	0.70%	to	1.50%	6.48%	to	7.40%
2009	671	$10.54	to	$13.04	$8,712	3.08%	0.70%	to	1.50%	16.60%	to	17.50%
2008	532	$8.97	to	$11.10	$5,888	4.40%	0.70%	to	1.50%	-8.21%	to	-7.81%
2007	383	$11.82	to	$12.04	$4,609	3.17%	0.75%	to	1.25%	9.14%	to	9.75%
2006	224	$10.75	to	$10.97	$2,452	4.26%	0.75%	to	1.50%	-0.37%	to	0.09%
Pioneer Emerging Markets VCT Portfolio - Class I
2010	414	$10.10	to	$10.56	$4,363	0.33%	0.70%	to	1.50%	14.22%	to	15.03%
2009	308	$8.78	to	$9.18	$2,820	1.25%	0.70%	to	1.50%	72.08%	to	73.52%
2008	196	$5.06	to	$5.30	$1,033	0.51%	0.70%	to	1.50%	-58.85%	to	-58.50%
2007	225	$12.71	to	$12.77	$2,870	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer High Yield VCT Portfolio - Class I
2010	35	$12.54	to	$14.63	$502	5.51%	0.70%	to	1.50%	16.30%	to	17.23%
2009	45	$10.70	to	$12.48	$551	6.29%	0.70%	to	1.50%	57.99%	to	59.46%
2008	40	$6.71	to	$7.84	$308	7.95%	0.70%	to	1.50%	-36.33%	to	-35.90%
2007	119	$11.89	to	$12.23	$1,452	5.69%	0.75%	to	1.50%	4.53%	to	5.07%
2006	42	$11.48	to	$11.64	$480	4.35%	0.75%	to	1.25%	7.68%

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger International
2010	191	$10.18	to	$11.61	$1,990	2.29%	0.70%	to	1.50%	23.29%	to	24.04%
2009	168	$8.33	to	$9.36	$1,413	3.19%	0.70%	to	1.25%	47.96%	to	48.81%
2008	72	$5.63	to	$6.29	$406	1.14%	0.70%	to	1.25%	-46.28%	to	-45.96%
2007	112	$10.46	to	$10.51	$1,172	(b)	0.75%	to	1.50%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Wanger Select
2010	208	$11.89	to	$16.96	$3,507	0.54%	0.70%	to	1.50%	24.65%	to	25.69%
2009	212	$9.46	to	$13.50	$2,845	-	0.70%	to	1.50%	63.80%	to	65.10%
2008	212	$5.73	to	$8.19	$1,732	-	0.70%	to	1.50%	-49.84%	to	-49.41%
2007	267	$15.75	to	$16.19	$4,305	-	0.75%	to	1.50%	7.73%	to	8.58%
2006	140	$14.62	to	$14.91	$2,085	0.29%	0.75%	to	1.50%	18.23%	to	18.80%
Wanger USA
2010	55	$11.58	to	$14.86	$807	-	0.70%	to	1.50%	21.50%	to	22.54%
2009	36	$9.45	to	$12.13	$432	-	0.70%	to	1.50%	40.12%	to	41.26%
2008	27	$6.69	to	$8.60	$231	-	0.70%	to	1.50%	-40.59%	to	-40.11%
2007	30	$13.97	to	$14.36	$436	-	0.75%	to	1.50%	3.79%	to	4.59%
2006	42	$13.46	to	$13.73	$569	0.39%	0.75%	to	1.50%	6.53%	to	7.10%

(a)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying Fund In which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a) Financial Statements:
Included in Part B:
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31, 2010,
2009 and 2008
		-	Consolidated Balance Sheets as of December 31, 2010 and 2009
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2010, 2009 and 2008
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2010,
2009 and 2008
		-	Notes to Financial Statements
Financial Statements of Variable Annuity Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2010
		-	Statements of Operations for the year ended December 31, 2010
		-	Statements of Changes in Net Assets for the years ended December 31, 2010 and
2009
		-	Notes to Consolidated Financial Statements

(b) Exhibits
	(1)	Resolution establishing Variable Annuity Account B (“Registrant”). (Incorporated by
reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-
4, File No. 33-75986, as filed on April 22, 1996.)
	(2)	Not Applicable.
	(3.1)	Standard form of Broker-Dealer Agreement. (Incorporated herein by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4, File No. 33-
81216, as filed on April 22, 1996.)
	(3.2)	Distribution Agreement between ING Life Insurance and Annuity Company on behalf of Variable Annuity Account B and Directed Services, LLC, dated December 2, 2009
(Incorporated herein by reference to Pre-effective Amendment No. 1 to Registration
Statement on Form S-1, File No. 333-162140, as filed on December 31, 2009).
	(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(4.1)	Modified Single Premium Deferred Individual Variable Annuity Contract with
Minimum Guaranteed Withdrawal Benefit, (ICC10 IU-IA-4027), attached.
	(4.2)	IRA Endorsement (IU-RA-4024). (Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4, File No. 333-162593, as
filed on February 25, 2010).
	(4.3)	Roth IRA Endorsement (IU-RA-4022), (Incorporated herein by reference to Pre-
effective Amendment No. 1 to Registration Statement on Form S-1, File No. 333-
162140, as filed on December 31, 2009).
	(5.1)	Modified Single Premium Deferred Individual Variable Annuity Application, (155953)
(10/18/2010), attached.
	(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company. (Incorporated herein by reference to ING
Life Insurance and Annuity Company Annual Report on Form 10-K, File No. 33-
23376, as filed on March 31, 2008.)

(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007. (Incorporated herein by reference to the ING Life Insurance and Annuity Company annual report on form 10-K, File No. 33-23376, as filed on
March 31, 2008.)

(7)	Not Applicable.

(8.1)	Fund Participation Agreement dated as of May 1, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Initial Registration Statement on
Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.2)	Amendment dated November 9, 1998, to Fund Participation Agreement dated as of May
1, 1998, by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 2 on Form N-4, File No. 333-56297, as filed on December
14, 1998.)
(8.3)	Second Amendment dated December 31, 1999, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No.
19 on Form N-4, File No. 333-01107, as filed on February 16, 2000.)
(8.4)	Third Amendment dated February 11, 2000, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, and December 31, 1999, by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. (Incorporated herein by reference to Post-Effective
Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.5)	Fourth Amendment dated May 1, 2000, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, and February 11,
2000, by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-
Effective Amendment No. 20 on Form N-4, File No. 333-01107, as filed on April 4,
2000.)
(8.6)	Fifth Amendment dated February 27, 2001, to Fund Participation Agreement dated as of
May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, and May 1, 2000, by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4, File No. 333-01107, as
filed on April 13, 2001.)

(8.7)	Sixth Amendment dated as of June 19, 2001, to Fund Participation Agreement dated as of May 1, 1998, and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000, and February 27, 2001, by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 32 on Form N-4,
File No. 33-75988, as filed on April 13, 2004.)
(8.8)	Service Agreement effective as of May 1, 1998, between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Initial
Registration Statement on Form N-4, File No. 333-56297, as filed on June 8, 1998.)
(8.9)	Amendment dated November 4, 1998, and effective as of October 15, 1998, to Service
Agreement effective as of May 1, 1998, between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4, File No. 333-56297, as filed on December 14, 1998.)
(8.10)	Second Amendment dated February 11, 2000, to Service Agreement effective as of May
1, 1998, and amended on November 4, 1998, between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 4, 2000.)
(8.11)	Third Amendment dated May 1, 2000, to Service Agreement effective as of May 1,
1998, and amended on November 4, 1998, and February 11, 2000, between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4, File No.
333-01107, as filed on April 4, 2000.)
(8.12)	Fourth Amendment dated as of June 26, 2001, to Service Agreement effective as of May
1, 1998, and amended on November 4, 1998, February 11, 2000, and May 1, 2000,
between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series. (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4, File No. 033-75988, as filed on April 13, 2004.)
(8.13)	Fund Participation Agreement dated April 30, 2003, among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. (Incorporated herein by reference to Post-effective
Amendment No. 54 to Registration Statement on Form N-1A, File No. 033-23512, as
filed on August 1, 2003.)

(8.14)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), a filed on November 21,
2006.)
(8.15)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective October 16, 2007, between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc.
(Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4, File No. 033-75962, as filed on June 15, 2007.)

(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Authorization for Signatures. (Incorporated herein by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4, File No. 33-75986, as filed on April 2, 1996.)
(14)	Powers of Attorney, attached.

Item 25	Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
Patrick G. Flynn	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Robert Leary	One Orange Way	President and Director
Windsor, CT 06095-4774
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Donald W. Britton	5780 Powers Ferry Road, NW	Director
Atlanta, GA 30327-4390
Lynne R. Ford	230 Park Avenue	Director and Executive Vice President
New York, NY 10169
Boyd G. Combs	5780 Powers Ferry Road, NW	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Timothy Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Shaun P. Mathews	10 State House Square	Senior Vice President
Hartford, CT 06103
David S. Pendergrass	5780 Powers Ferry Road, NW	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
Steven T. Pierson	5780 Powers Ferry Road, NW	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Name	Principal Business Address	Positions and Offices with Depositor
Ida Colon-Perez	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 57 to the
Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance
and Annuity Company (File No. 033-75962) as filed with the Securities and Exchange
Commission on April 6, 2011.

Item 27. Number of Contract Owners
As of March 31, 2010, there are 0 qualified contract owners and 0 non-qualified contract owners.

Item 28. Indemnification
Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
Also Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance
Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Item 29. Principal Underwriter
(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts
A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York
through its Separate Account NY-B. Also, Directed Services LLC serves as investment advisor to
ING Investors Trust and ING Partners, Inc.
(b) The following information is furnished with respect to the principal officers and directors of
Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Chad Tope	909 Locust Street	President and Director
Des Moines, IA 50309

Ronald Barhorst	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Shaun P. Mathews	10 State House Square	Executive Vice President
Hartford, CT 06103

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Carol S. Stern	601 Thirteenth St., NW, Suite 700	Chief Compliance Officer
Washington, DC 20005

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Jody H. Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

Jason R. Rausch	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Paul L. Zemsky	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390

Name		Principal Business Address		Positions and Offices with Underwriter

Spencer T. Shell		5780 Powers Ferry Road		Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner		20 Washington Avenue South		Secretary
Minneapolis, MN 55401

Tina M. Nelson		20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Melissa Ann O’Donnell		20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Randall K. Price		20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega		20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek		7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

	(c)	Compensation from January 1, 2009 to December 31, 2009:

2010 Net
Underwriting
Name of Principal		Discounts and	Compensation	Brokerage
Underwriter		Commission	on Redemption	Commissions	Compensation
Directed Services LLC		$204,327,036	$0	$0	$0

Item 30.	Location of Accounts and Records
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774
and ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390 and 1475 Dunwoody Drive,
West Chester, PA 19380-1478.

Item 31.	Management Services
Not Applicable.

Item 32.	Undertakings
Registrant hereby undertakes:

(i)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(ii)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;
and
(iii)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The account meets the definition of a “separate account” under federal securities law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ING Life Insurance and Annuity Company.

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING Life
Insurance and Annuity Company, Variable Annuity Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the City of
West Chester, Commonwealth of Pennsylvania, on the 7tht day of April, 2011.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(DEPOSITOR)

By:
Robert Leary*
President (Principal Executive Officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 7, 2011.

Signatures	Titles

_______________________	President and Director
Robert Leary*	(principal executive officer)

_______________________	Director and Chairman
Patrick G. Flynn*

Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen*	(principal financial officer)

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*	(principal accounting officer)

Director and Executive Vice President
Lynne R. Ford*

Director
Donald W. Britton*

Signatures	Titles

Director
Michael S. Smith*

By: /s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(14)	Powers of Attorney	EX-99.B14